UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of principal executive offices)-(Zip code)

GENE L. NEEDLES, JR., PRESIDENT

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2012

Date of reporting period: April 30, 2012

ITEM 1. REPORTS TO STOCKHOLDERS.

GUIDANCE | VISION | EXPERIENCE

American Beacon FUNDS℠

Semi-Annual Report

April 30, 2012

LARGE CAP VALUE FUND

About American Beacon Advisors	Contents

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.	Message from American Beacon	1
	Market Performance Overview	2
	Schedule of Investments	6
	Additional Information	Back Cover

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

The intrinsic value of stocks selected for the Fund may never be realized by the market, and the price of value stocks may go down. While investing in value stocks may limit downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

American Beacon Funds	April 30, 2012

Dear Shareholders,

The market volatility that characterized so much of 2011 continued through November and December but eased in the first months of 2012. Among other things, positive economic data in the U.S. and action in Europe to address Greece’s debt helped reassure investors and the broad market through April.

Nonetheless, the last six months have highlighted the potential benefits to long-term investors of owning funds that are able to participate in the market’s upward movement, while seeking to protect value when the markets turn down.

For the six-month period ended April 30, 2012:

- American Beacon Large Cap Value Fund (Institutional Class) returned 13.35%.

With continued uncertainty in the European Union and an upcoming Presidential election, we may again see further market gyrations in the months to come. Regardless of headlines, American Beacon remains focused on seeking opportunities and meeting market challenges to deliver the type of consistency in performance and service that our shareholders value.

Thank you for your continued investment in the American Beacon Funds. For additional information about the Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr. President
American Beacon Funds

1

Domestic Equity Market Overview

April 30, 2012 (Unaudited)

The six months ended April 30, 2012 was a constructive period for equity investors, who took delight in the S&P 500 Index’s 12.8% return. The market’s advance was prompted by continued signs of a strengthening U.S. economy and the absence of new negative global macroeconomic developments. Consequently, the VIX Index — the Chicago Board Options Exchange Market Volatility Index, commonly referred to as the “Fear Index” — declined from well above its historical average at the beginning of the period, to well below its historical average at the end of the period.

As short-term fears subsided and became a less prominent driver of investor behavior, the market focus shifted toward the underlying fundamentals and valuations of individual stocks. This type of shift tends to reduce the correlation of returns across stocks and forms an environment conducive for bottom-up, fundamental value investors.

Over the six-month period, non-commodity cyclicals outperformed the market by a considerable margin while energy, utilities and materials lagged. Growth stocks outperformed value stocks modestly, but this was influenced heavily by the overweight to technology in the growth indexes, which was one of the top-performing sectors.

Going forward, the equity market’s prospects appear positive due to considerable fundamental improvements exhibited across the corporate sector. Despite modest economic growth, companies have generated robust earnings and cash flows, which have been predominately used to reduce debt. Valuations continue to be compelling even after recent appreciation. Additionally, the appeal of Treasuries for the market is likely to recede as real yields at or below zero will eventually erode the purchasing power of institutional and individual investors alike.

With the lingering sovereign debt issues in Europe and the uncertain growth prospects in emerging markets, there may be periods of elevated volatility in the near- and medium-term. During these episodes, the changes in security prices (i.e., volatility) are often not commensurate with the changes in real risk. Our experience has shown us that focusing on corporate fundamentals is the most effective course when navigating erratic waters.

2

American Beacon Large Cap Value FundSM

Performance Overview

April 30, 2012 (Unaudited)

The Institutional Class of the Large Cap Value Fund (the “Fund”) returned 13.35% for the six months ended April 30, 2012, outperforming the Russell 1000® Value Index (the “Index”) return of 11.62% and the Lipper Large-Cap Value Funds Index return of 10.96%.

		Annualized Total Returns Periods Ended 4/30/12

	6 Months*	1 Year	5 Years	10 Years
Institutional Class(1,8)	13.35%	2.06%	-0.94%	5.81%
Y Class (1,2,8)	13.34%	1.96%	-0.99%	5.78%
Investor Class(1,8)	13.21%	1.73%	-1.25%	5.51%
Advisor Class(1,3,8)	13.16%	1.59%	-1.43%	5.36%
Retirement Class (1,4,8)	12.98%	1.28%	-1.61%	5.27%
A Class with sales charge (1,5,8)	6.62%	-4.30%	-2.46%	4.86%
A Class without sales charge (1,5,8)	13.13%	1.52%	-1.30%	5.48%
C Class with sales charge (1,6,8)	11.64%	-.20%	-1.56%	5.34%
C Class without sales charge (1,6,8)	12.64%	.80%	-1.56%	5.34%
AMR Class(1,8)	13.52%	2.37%	-0.68%	6.09%
Lipper Large-Cap Value Funds Index (7)	10.96%	-0.68%	-1.27%	3.87%
Russell 1000 Value Index (7)	11.62%	1.03%	-1.73%	4.83%

*Not annualized

1.

Please note the recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2.

Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 4/30/02 up to 8/3/09, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/02.

3.	Fund performance for the ten-year period represents the returns achieved by the Investor Class from

4/30/02 up to 5/31/05, the inception date of the Advisor Class, and the returns of the Advisor Class since its inception. Expenses of the Advisor Class are higher than those of the Investor Class. Therefore, total returns shown may be higher than they would have been had the Advisor Class been in existence since 4/30/02. A portion of the fees charged to the Advisor Class of the Fund was waived in 2005. Performance prior to waiving fees was lower than the actual returns shown for 2005.

4.

Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/02 through 5/31/05 and the Advisor Class from 6/1/05 up to 5/1/09, the inception date of the Retirement Class, and the returns of the Retirement Class since its inception. Expenses of the Retirement Class are higher than those of the Advisor and Investor Classes. As a result, total returns shown may be higher than they would have been had the Retirement Class been in existence since 4/30/02.

5.

Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/02 through 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/02. A Class shares have a maximum sales charge of 5.75%.

6.

Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/02 through 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/02. C Class has a maximum contingent deferred sales charge of 1.00% for shares redeemed within one year of the date of purchase.

7.

The Russell 1000 Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Russell 1000® Value Index and Russell 1000 Index are registered trademarks of the Frank Russell Company. The Lipper Large-Cap Value Funds Index tracks the results of the 30 largest mutual funds in the Lipper Large-Cap Value Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

8.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, Retirement, A, C, and AMR Class shares was 0.59%, 0.70%, 0.96% 1.09%, 1.40%, 1.17%, 2.55%, and 0.34% respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

3

American Beacon Large Cap Value FundSM

Performance Overview

April 30, 2012 (Unaudited)

The Fund outperformed the Index primarily due to stock selection, and to a lesser extent, through sector allocation. The Fund’s holdings in the Financials, Information Technology, Consumer Staples and Energy sectors contributed the most value relative to the Index. In the Financials sector, Morgan Stanley (up 6.4%), Charles Schwab (up 12.9%) and JP Morgan Chase (up 26.0%) had the greatest positive impact on relative performance. Microsoft (up 22.7%), Seagate Technology (up 95.9%) and Apple (up 46.4%) contributed most to excess returns in the Information Technology sector. In the Consumer Staples sector, Diageo (up 23.3%), Imperial Tobacco Group (up 12.6%) and Pepsico (up 6.5%) were the largest contributors, as were Transocean (up 7.2%), Royal Dutch Shell (up 4.6%) and BP (up 0.6%) in the Energy sector. Poor stock selection in the Materials and Utilities sectors detracted from relative returns. In the Materials sector, ArcelorMittal (down 13.4%) and Cliffs Natural Resources (down 9.0%) were the largest detractors from relative performance. Duke Energy (up 2.6%) and Dominion Resources (up 2.1%) hurt relative performance most in the Utilities sector.

The Fund’s significant underweight in Utilities, one of the poorer performing sectors in the Index, generated positive returns through sector allocation during the six-month period.

The sub-advisors continue to invest in a broadly diversified portfolio of companies that they believe have attractive valuations and above-average earnings growth potential. This approach should allow the Fund to benefit over the longer term.

Top Ten Holdings

% of Net Assets
JPMorgan Chase & Co.	3.9%
Wells Fargo & Co.	3.2%
Microsoft Corp.	2.7%
Pfizer, Inc.	2.5%
Johnson & Johnson	2.3%
Vodafone Group plc	2.3%
Bank of America Corp.	2.0%
Philip Morris International, Inc.	1.8%
ConocoPhillips	1.8%
General Electric Co.	1.8%

Sector Allocation

% of Equities
Financials	26.7%
Information Technology	12.0%
Health Care	11.4%
Energy	10.6%
Industrials	10.6%
Consumer Staples	9.6%
Consumer Discretionary	8.1%
Telecommunication Services	4.7%
Utilities	4.5%
Materials	1.8%

4

American Beacon Large Cap Value FundSM

Fund Expenses

April 30, 2012 (Unaudited)

Fund Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2011 through April 30, 2012.

Actual Expenses

The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads). Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

	Beginning Account Value 11/1/11	Ending Account Value 4/30/12	Expenses Paid During Period* 11/1/11-4/30/12
Institutional Class
Actual	$1,000.00	$1,133.50	$3.08
Hypothetical **	$1,000.00	$1,021.98	$2.92
Y Class
Actual	$1,000.00	$1,133.37	$3.61
Hypothetical **	$1,000.00	$1,021.48	$3.42
Investor Class
Actual	$1,000.00	$1,132.08	$5.09
Hypothetical **	$1,000.00	$1,020.09	$4.82
Advisor Class
Actual	$1,000.00	$1,131.56	$5.72
Hypothetical **	$1,000.00	$1,019.49	$5.42
Retirement Class
Actual	$1,000.00	$1,129.82	$7.47
Hypothetical **	$1,000.00	$1,017.85	$7.07
A Class
Actual	$1,000.00	$1,131.28	$5.83
Hypothetical **	$1,000.00	$1,019.39	$5.52
C Class
Actual	$1,000.00	$1,126.44	$9.78
Hypothetical **	$1,000.00	$1,015.66	$9.27
AMR Class
Actual	$1,000.00	$1,135.23	$1.75
Hypothetical **	$1,000.00	$1,023.22	$1.66

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.58%, 0.68%, 0.96%, 1.08%, 1.41%, 1.10%, 1.85% and 0.33% for the Institutional, Y, Investor, Advisor, Retirement, A, C and AMR Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half year period.

**	5% return before expenses.

5

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 96.69%
CONSUMER DISCRETIONARY - 7.57%
Auto Components - 1.25%
Delphi Automotive plcA	452,640	$13,892
Johnson Controls, Inc.	1,694,005	54,156
Magna International, Inc., Class A	877,700	38,470

		106,518

Automobiles - 0.68%
General Motors Co.A	2,523,613	58,043

Hotels, Restaurants & Leisure - 0.61%
Carnival Corp.	1,596,400	51,867

Household Durables - 0.12%
Stanley Black & Decker, Inc.	136,444	9,982

Leisure Equipment & Products - 0.09%
Hasbro, Inc.	199,127	7,316

Media - 2.65%
CBS Corp., Class BB	476,700	15,898
Comcast Corp., Class A	1,253,300	38,013
Comcast Corp. - Special Class A	1,574,050	46,954
Interpublic Group of Cos., Inc.	2,871,200	33,909
Omnicom Group, Inc.	196,407	10,078
Time Warner Cable, Inc.	327,200	26,323
Time Warner, Inc.	890,000	33,339
Viacom, Inc., Class B	192,230	8,918
Walt Disney Co.	306,095	13,196

		226,628

Multiline Retail - 0.76%
JC Penney Co., Inc.	741,300	26,731
Kohl’s Corp.	54,372	2,726
Target Corp.	614,800	35,621

		65,078

Specialty Retail - 1.27%
Advance Auto Parts, Inc.	38,096	3,497
Gap, Inc.	1,119,400	31,903
Hanesbrands, Inc.A	955,200	26,956
Home Depot, Inc.	262,167	13,578
Staples, Inc.	2,105,017	32,417

		108,351

Textiles & Apparel - 0.14%
Deckers Outdoor Corp.A	229,940	11,729

Total Consumer Discretionary		645,512

CONSUMER STAPLES - 9.34%
Beverages - 2.31%
Diageo plc, ADRC	962,376	97,315
Molson Coors Brewing Co., Class B	286,200	11,900
PepsiCo, Inc.	1,326,070	87,521

		196,736

Food & Drug Retailing - 2.85%
CVS Caremark Corp.	1,324,573	59,102
Kroger Co.	2,678,100	62,320
Safeway, Inc.	796,900	16,201
Walgreen Co.	134,520	4,716

	Shares	Fair Value
		(000’s)
Wal-Mart Stores, Inc.	1,711,360	$100,817

		243,156

Food Products - 0.58%
Danone, ADRC	500,000	7,030
General Mills, Inc.	327,345	12,731
JM Smucker Co.	38,370	3,055
Kellogg Co.	75,049	3,795
Kraft Foods, Inc., Class A	313,000	12,479
Nestle S.A., ADRC	163,952	10,024

		49,114

Household Products - 0.20%
Kimberly-Clark Corp.	155,100	12,171
Procter & Gamble Co.	76,059	4,840

		17,011

Tobacco - 3.40%
Altria Group, Inc.	1,569,552	50,555
Imperial Tobacco Group plc, ADRC	972,900	77,842
Lorillard, Inc.	23,250	3,145
Philip Morris International, Inc.	1,757,291	157,296
Reynolds American, Inc.	28,725	1,173

		290,011

Total Consumer Staples		796,028

ENERGY - 10.30%
Energy Equipment & Services - 1.30%
Cobalt International Energy, Inc.A	2,349,800	62,880
Transocean Ltd.	957,171	48,232

		111,112

Oil & Gas - 9.00%
Apache Corp.	67,291	6,456
BP plc, ADRC	2,785,457	120,917
Chevron Corp.	697,267	74,301
ConocoPhillips	2,162,996	154,936
EOG Resources, Inc.	41,706	4,580
Exxon Mobil Corp.	501,546	43,303
Hess Corp.	12,719	663
Marathon Oil Corp.	718,200	21,072
Marathon Petroleum Corp.	358,950	14,936
Occidental Petroleum Corp.	955,968	87,203
Royal Dutch Shell plc, ADRC	1,489,207	107,851
Spectra Energy Corp.	2,779,800	85,451
Total S.A., ADRC	946,900	45,555

		767,224

Total Energy		878,336

FINANCIALS - 25.83%
Banks - 8.99%
Bank of America Corp.	21,521,222	174,537
Bank of New York Mellon Corp.	2,966,117	70,149
Fifth Third Bancorp	1,760,900	25,058
KeyCorp	2,999,774	24,118
PNC Financial Services Group, Inc.	1,837,503	121,863
SunTrust Banks, Inc.	2,577,790	62,589
Wells Fargo & Co.	8,076,811	270,008
Zions Bancorporation	869,100	17,721

		766,043

Diversified Financials - 10.08%
American Express Co.	1,721,500	103,652

See accompanying notes

6

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
BlackRock, Inc., Class A	52,333	$10,026
Capital One Financial Corp.	1,801,600	99,953
Charles Schwab Corp.	2,977,100	42,573
Citigroup, Inc.	2,855,776	94,355
Franklin Resources, Inc.	46,010	5,775
Goldman Sachs Group, Inc.	538,177	61,971
JPMorgan Chase & Co.	7,700,314	330,958
Mastercard, Inc., Class A	12,364	5,592
Moody’s Corp.	97,680	4,000
Morgan Stanley	1,174,700	20,299
SLM Corp.	2,549,700	37,812
State Street Corp.	936,604	43,290

		860,256

Insurance - 6.18%
ACE Ltd.	424,476	32,247
Allstate Corp.	2,741,900	91,388
American International Group, Inc.	2,523,700	85,882
Aon plc	164,326	8,512
Chubb Corp.	88,550	6,470
Hartford Financial Services Group, Inc.	1,418,250	29,145
Lincoln National Corp.	1,201,400	29,759
MetLife, Inc.	3,006,460	108,324
Prudential Financial, Inc.	406,648	24,618
Travelers Cos., Inc.	551,799	35,492
Unum Group	1,090,500	25,888
XL Group plc	2,284,400	49,137

		526,862

Real Estate - 0.58%
Annaly Capital Management, Inc.D	1,374,000	22,424
Chimera Investment Corp.D	9,216,200	26,634

		49,058

Total Financials		2,202,219

HEALTH CARE - 11.06%
Biotechnology - 0.29%
Amgen, Inc.	352,169	25,043

Health Care Equipment & Supplies - 2.62%
Baxter International, Inc.	1,311,100	72,648
Becton Dickinson and Co.	66,095	5,185
Covidien plc	582,600	32,177
Medtronic, Inc.	2,248,659	85,898
St Jude Medical, Inc.	185,976	7,201
Thermo Fisher Scientific, Inc.	131,870	7,339
Zimmer Holdings, Inc.	210,100	13,222

		223,670

Health Care Providers & Services - 0.74%
Quest Diagnostics, Inc.	398,222	22,973
WellPoint, Inc.	591,600	40,123

		63,096

Pharmaceuticals - 7.41%
Abbott Laboratories	237,159	14,718
AstraZeneca plc, ADRC	283,300	12,437
Eli Lilly & Co.	457,100	18,919
Johnson & Johnson	2,973,851	193,568
Merck & Co., Inc.	3,061,605	120,137
Novartis AG, ADRC	459,100	25,329
Pfizer, Inc.	9,197,867	210,907
Roche Holding AG, ADRC	99,441	4,556

	Shares	Fair Value
		(000’s)
Sanofi, ADRC	806,100	$30,777

		631,348

Total Health Care		943,157

INDUSTRIALS - 10.28%
Aerospace & Defense - 3.37%
Boeing Co.	648,200	49,782
Exelis, Inc.	1,085,200	12,512
Huntington Ingalls Industries, Inc.A	128,324	5,062
Lockheed Martin Corp.	872,976	79,039
Northrop Grumman Corp.	741,647	46,931
Raytheon Co.	1,401,100	75,856
United Technologies Corp.	222,155	18,137

		287,319

Air Freight & Couriers - 0.50%
FedEx Corp.	403,000	35,561
United Parcel Service, Inc., Class B	90,150	7,044

		42,605

Commercial Services & Supplies - 0.05%
Dun & Bradstreet Corp.	56,641	4,406

Construction & Engineering - 0.02%
Fluor Corp.	28,252	1,632

Industrial Conglomerates - 3.69%
3M Co.	740,494	66,171
General Electric Co.	7,671,500	150,207
Honeywell International, Inc.	1,425,318	86,460
Tyco International Ltd.	209,050	11,734

		314,572

Machinery - 2.59%
Cummins, Inc.	578,100	66,962
Danaher Corp.	181,427	9,837
Eaton Corp.	112,544	5,422
Illinois Tool Works, Inc.	721,300	41,388
Ingersoll-Rand plc	320,000	13,606
ITT Corp.	535,600	12,030
PACCAR, Inc.	961,500	41,306
Xylem, Inc.	1,071,000	29,859

		220,410

Road & Rail - 0.06%
Canadian National Railway Co.	62,898	5,364

Total Industrials		876,308

INFORMATION TECHNOLOGY - 11.61%
Communications Equipment - 1.19%
Cisco Systems, Inc.	2,936,384	59,168
Corning, Inc.	2,965,100	42,549

		101,717

Computers & Peripherals - 4.40%
Apple, Inc.	84,525	49,383
Hewlett-Packard Co.	4,352,589	107,770
International Business Machines Corp.	457,246	94,687
Seagate Technology plc	2,949,700	90,733
Western Digital Corp.A	843,300	32,728

		375,301

Electronic Equipment & Instruments - 0.31%
TE Connectivity Ltd.	715,700	26,094

See accompanying notes

7

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
IT Consulting & Services - 0.60%
Accenture plc, Class A	282,868	$18,372
Fidelity National Information Services, Inc.	631,200	21,254
Fiserv, Inc.A	50,070	3,519
Western Union Co.	449,204	8,256

		51,401

Semiconductor Equipment & Products - 0.85%
ASML Holding N.V.	59,610	3,040
Intel Corp.	1,382,037	39,250
Texas Instruments, Inc.	943,400	30,132

		72,422

Software - 4.26%
CA, Inc.	1,852,503	48,943
Microsoft Corp.	7,077,900	226,634
Oracle Corp.	2,981,014	87,612

		363,189

Total Information Technology		990,124

MATERIALS - 1.73%
Chemicals - 0.85%
Air Products & Chemicals, Inc.	338,918	28,974
EI du Pont de Nemours & Co.	525,000	28,067
PPG Industries, Inc.	109,999	11,576
Sherwin - Williams Co.	30,476	3,666

		72,283

Metals & Mining - 0.88%
ArcelorMittal	1,220,800	21,156
Cliffs Natural Resources, Inc.	295,900	18,423
Newmont Mining Corp.	747,100	35,599

		75,178

Total Materials		147,461

TELECOMMUNICATION SERVICES - 4.59%
Diversified Telecommunication Services - 2.32%
AT&T, Inc.	4,339,899	142,826
Verizon Communications, Inc.	1,359,886	54,912

		197,738

Wireless Telecommunication Services - 2.27%
Vodafone Group plc, ADRC	6,946,574	193,323

Total Telecommunication Services		391,061

UTILITIES - 4.38%
CenterPoint Energy, Inc.	2,882,400	58,253
Dominion Resources, Inc.	615,400	32,118
Edison International	716,300	31,524
Entergy Corp.	981,500	64,347
Exelon Corp.	1,537,300	59,970
NRG Energy, Inc.A	1,583,800	26,925
PG&E Corp.	183,294	8,098
PPL Corp.	94,995	2,598
Public Service Enterprise Group, Inc.	2,865,136	89,249

Total Utilities		373,082

Total Common Stock (Cost $7,539,610)		8,243,288

PREFERRED STOCK - 0.26%
CONSUMER DISCRETIONARY - 0.25%
General Motors Co.	551,225	21,520

	Shares	Fair Value
		(000’s)
UTILITIES - 0.01%
PPL Corp.	18,398	$982

Total Preferred Stock (Cost $28,499)		22,502

SHORT-TERM INVESTMENTS - 3.12%
American Beacon U.S. Government Money Market Select FundE	10,750,000	10,750
JPMorgan U.S. Government Money Market Fund	255,008,890	255,009

Total Short-Term Investments (Cost $265,759)		265,759

TOTAL INVESTMENTS - 100.07% (Cost $7,833,868)		8,531,549
LIABILITIES, NET OF OTHER ASSETS - (0.07%)		(6,339)

TOTAL NET ASSETS - 100.00%		$8,525,210

Percentages are stated as a percent of net assets.

A Non-income producing security.

B Non-voting participating shares.

C ADR - American Depositary Receipt.

D REIT - Real Estate Investment Trust.

E The Fund is affiliated by having the same investment advisor.

See accompanying notes

8

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

Futures Contracts Open on April 30, 2012:
Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index Future	Long	3,443	June, 2012	$239,908	$1,487

				$239,908	$1,487

See accompanying notes

9

American Beacon Large Cap Value FundSM

Statement of Assets and Liabilities

April 30, 2012 (in thousands, except share and per share amounts) (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value A	$8,520,799
Investments in affiliated securities, at fair value B	10,750
Deposit with brokers for futures contracts	11,812
Receivable for investments sold	19,705
Dividends and interest receivable	7,857
Receivable for fund shares sold	8,285
Receivable for tax reclaims	656
Prepaid expenses	159

Total assets	8,580,023

Liabilities:
Payable for investments purchased	32,967
Payable for variation margin from open futures contracts	820
Payable for fund shares redeemed	11,597
Management and investment advisory fees payable (Note 2)	5,629
Administrative service and service fees payable (Note 2)	2,622
Professional fees payable	16
Payable for prospectus and shareholder reports	485
Trustees fees payable	257
Other liabilities	420

Total liabilities	54,813

Net assets	$8,525,210

Analysis of Net Assets:
Paid-in-capital	9,158,649
Undistributed net investment income	42,504
Accumulated net realized loss	(1,375,111)
Unrealized appreciation of investments and futures contracts	699,168

Net assets	$8,525,210

Shares outstanding (no par value):
Institutional Class	183,156,248

Y Class	7,708,829

Investor Class	188,934,536

Advisor Class	6,476,033

Retirement Class	30,060

A Class	276,767

C Class	85,203

AMR Class	29,682,905

Net asset value, offering and redemption price per share:
Institutional Class	$21.00

Y Class	$20.90

Investor Class	$19.93

Advisor Class	$19.76

Retirement Class	$19.62

A Class (offering price $21.14)	$19.92

C Class	$19.88

AMR Class	$20.77

A Cost of investments in unaffiliated securities	$7,823,118
B Cost of investments in affiliated securities	$10,750

See accompanying notes

10

American Beacon Large Cap Value FundSM

Statement of Operations

For the Six Months Ended April 30, 2012 (in thousands) (Unaudited)

Investment Income:
Dividend income from unaffiliated securities (net of foreign taxes)A	$118,321
Dividend income from affiliated securities	5
Interest income	2

Total investment income	118,328

Expenses:
Management and investment advisory fees (Note 2)	9,594
Administrative service fees (Note 2):
Institutional Class	5,375
Y Class	221
Investor Class	5,526
Advisor Class	191
Retirement Class	1
A Class	9
C Class	3
AMR Class	143
Transfer agent fees:
Institutional Class	40
Investor Class	73
Advisor Class	3
A Class	1
AMR Class	3
Custody and fund accounting fees	524
Professional fees	81
Registration fees and expenses	82
Service fees (Note 2):
Y Class	74
Investor Class	6,907
Advisor Class	160
Retirement Class	1
A Class	3
C Class	1
Distribution fees (Note 2):
Advisor Class	160
Retirement Class	2
A Class	5
C Class	7
Prospectus and shareholder reports	280
Insurance fees	99
Trustee fees	291
Other expenses	337

Total expenses	30,197

Net investment income	88,131

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	59,422
Commission recapture (Note 3)	57
Futures contracts	23,229
Change in net unrealized appreciation or (depreciation) of:
Investments	853,914
Futures contracts	(11,881)

Net gain on investments	924,741

Net increase in net assets resulting from operations	$1,012,872

A Foreign taxes	$755

See accompanying notes

11

American Beacon Large Cap Value FundSM

Statement of Changes in Net Assets (in thousands)

	Six Months Ended April 30, 2012	Year Ended October 31, 2011
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$88,131	$153,935
Net realized gain from investments and futures contracts	82,708	599,299
Change in net unrealized appreciation or (depreciation) of investments and futures contracts	842,033	(479,211)

Net increase in net assets resulting from operations	1,012,872	274,023

Distributions to Shareholders:
Net investment income:
Institutional Class	(82,469)	(47,237)
Y Class	(3,555)	(27)
Investor Class	(77,449)	(48,747)
Advisor Class	(2,549)	(1,398)
Retirement Class	(18)	-
A Class	(88)	(13)
C Class	(23)	(1)
AMR Class	(14,457)	(8,633)

Net distributions to shareholders	(180,608)	(106,056)

Capital Share Transactions:
Proceeds from sales of shares	784,860	1,902,054
Reinvestment of dividends and distributions	170,923	101,485
Cost of shares redeemed	(1,245,211)	(2,384,873)

Net (decrease) in net assets from capital share transactions	(289,428)	(381,334)

Net increase (decrease) in net assets	542,836	(213,367)

Net Assets:
Beginning of period	7,982,374	8,195,741

End of Period *	$8,525,210	$7,982,374

*Includes undistributed net investment income of	$42,504	$134,981

See accompanying notes

12

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), which is comprised of 24 Funds, is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon Large Cap Value Fund (the “Fund”), a series of the Trust.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000
Y Class	Investors making an initial investment of $100,000
Investor Class	General public and investors investing directly or through an intermediary
Advisor Class	Investors investing through an intermediary
Retirement Class	Investors investing through an intermediary
A Class	General public and investors investing through an intermediary with applicable sales charges
C Class	General public and investors investing through an intermediary with applicable sales charges
AMR Class	Investors in the tax-exempt retirement and benefit plans of the Manager, AMR Corporation, and its affiliates

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative service fees, service fees, and distribution fees and vary amongst the classes as described more fully in Note 2.

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. generally accepted accounting principles, (“U.S. GAAP”) and International Financial Reporting Standards (“IFRSs”). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRSs. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

Management has evaluated the implications of these changes and determined that the impact will only affect the disclosure requirements related to the financial statements.

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory, fund management, and securities lending services. Investment assets of the Fund are managed by multiple investment advisors which have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under

13

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

the Management Agreement, the Manager receives from the Fund an annualized fee equal to 0.05% of the average daily net assets plus amounts paid by the Manager to unaffiliated investment advisors hired by the Manager to direct investment activities of the Fund. Management fees paid during the six months ended April 30, 2012 were as follows (dollars in thousands):

Management Fee Rate	Management Fee	Amounts paid to Investment Advisors	Net Amounts Retained by Manager
0.175%-0.65%	$9,594	$7,570	$2,024

Administrative Services Agreement

The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to the Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Institutional, Y, Investor, Advisor, and Retirement Classes of the Fund, 0.40% of the average daily net assets of the A and C Classes of the Fund, and 0.05% of the average daily net assets of the AMR Class of the Fund.

Distribution Plans

The Fund, except for the Advisor, Retirement, A, and C Classes of the Fund, has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees will be charged to the Fund for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, Retirement, A, and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor, and A Classes, 0.50% of the average daily net assets of the Retirement Class, and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, Advisor, Retirement, A, and C Classes. As compensation for performing the duties required under the Service Plans, the Manager receives 0.10% of the average daily net assets of the Y Class, 0.15% of the average daily net assets of the A and C Classes, 0.25% of the average daily net assets of the Advisor and Retirement Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Investment in Affiliated Funds

The Fund may invest in the American Beacon Money Market Select Fund (the “MM Select Fund”) and the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”), (collectively the “Select Funds”). The Select Funds and the Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the Select Funds and receives from the Select Funds an annualized fee of 0.09% of its average daily net assets of the Select Funds. During the six months ended April 30, 2012, the Manager earned fees from the Select Funds totaling $23,657 on the Fund’s direct investment in the Select Funds.

14

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

Interfund Lending Program

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating Funds. During the six months ended April 30, 2012, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’ average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. During the six months ended April 30, 2012, there were no waived fees or reimbursed expenses subject to potential recovery.

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Investments in mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates fair value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized, but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -

Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

15

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities that have been priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of the Level 3 category during the

16

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

period. The end of period timing recognition is used for the significant transfers between Levels of the Fund’s assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Fund.

The Fund’s investments are summarized by level based on the inputs used to determine their values. U.S. GAAP also requires all significant transfers between any levels to be disclosed. During the six months ended April 30, 2012, there were no significant transfers into or out of any levels for the Fund. As of April 30, 2012, the investments were classified as described below (in thousands):

	Level 1	Level 2	Level 3	Total
Common Stock	$8,243,288	$-	$-	$8,243,288
Preferred Stock	22,502	-	-	22,502
Short-Term Investments	265,759	-	-	265,759

Total Investments in Securities	$8,531,549	$-	$-	$8,531,549

Futures Contracts	$1,487	$-	$-	$1,487

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the NAV. The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Dividends to Shareholders

Dividends from net investment income of the Fund normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain in the Fund’s Statement of Operations.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

17

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

4. Securities and Other Investments

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Fund re-characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

5. Financial Derivative Instruments

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as Cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

Values of Derivative Instruments not accounted for as hedging instruments as of April 30, 2012 (in thousands):

Statement of Assets and Liabilities	Derivatives	Fair Value
Unrealized appreciation of investments and futures contracts	Equity Contracts*	$1,487

18

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

Effect of derivative instruments not accounted for as hedging instruments for the six months ended April 30, 2012 (in thousands):

Statement of Operations	Derivatives	Total
Net realized gain (loss) from futures contracts	Equity Contracts	$23,229
Change in net unrealized appreciation or (depreciation) of futures contracts	Equity Contracts	(11,881)

*Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

6. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2011 remains subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid during the six months ended April 30, 2012 and the fiscal year ended October 31, 2011 were as follows (in thousands):

	Six Months Ended April 30, 2012	Year Ended October 31, 2011
Distributions paid from:	(unaudited)
Ordinary income*
Institutional Class	$82,469	$47,237
Y Class	3,555	27
Investor Class	77,449	48,747
Advisor Class	2,549	1,398
Retirement Class	18	-
A Class	88	13
C Class	23	1
AMR Class	14,457	8,633

Total distributions paid	$180,608	$106,056

*For tax purposes, short-term capital gains are considered ordinary income distributions.

As of April 30, 2012, the components of distributable earnings or (deficits) on a tax basis were as follows (in thousands):

Cost basis of investments for federal income tax purposes	$ 8,096,528

Unrealized appreciation	1,205,991
Unrealized depreciation	(770,970)

Net unrealized appreciation or (depreciation)	435,021

Undistributed ordinary income	42,503
Accumulated long-term gain or (loss)	(1,112,475)
Other temporary differences	1,512

Distributable earnings or (deficits)	$ (633,439)

19

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation or (depreciation) are attributable primarily to the tax deferral of losses from wash sales and the realization for tax purposes of unrealized gains or (losses) on certain derivative instruments.

Due to inherent differences in the recognition of income, expenses and realized gains or (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from Section 732 basis adjustments that have been reclassified as of April 30, 2012 (in thousands):

Paid-in-capital	$9
Undistributed net investment income	-
Accumulated net realized gain (loss)	(9)
Unrealized appreciation or (depreciation) of investments and futures contracts	-

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the RIC MOD, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Finally, the RIC MOD contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions. Except for the simplification provisions related to RIC qualification, the RIC MOD is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

As of April 30, 2012, the capital loss carryforward positions of the Fund, prior to the provisions of RIC MOD that may be applied against any realized net taxable gain in each succeeding year or until their expiration dates, whichever occurs first, are $384,123, $684,423, and $42,443 expiring in 2016, 2017, and 2018, respectively (in thousands). The Fund utilized $72,192 of net capital loss carryforwards for the six months ended April 30, 2012.

7. Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended April 30, 2012 were (in thousands) $1,114,850 and $1,377,405, respectively.

A summary of the Fund’s direct transactions in the Select Funds for the six months ended April 30, 2012 is set forth below (in thousands):

20

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

Affiliate	October 31, 2011 Shares/Fair Value	Purchases	Sales	April 30, 2012 Shares/Fair Value
USG Select Fund	$25,000	$ -	$14,250	$10,750

8. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund (dollars and shares in thousands):

For the Six months Ended April 30, 2012

	Institutional Class		Y Class		Investor Class		Advisor Class
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	18,256	$361,702	852	$16,585	13,854	$261,953	501	$9,291
Reinvestment of dividends	4,077	75,537	192	3,547	4,246	74,766	143	2,499
Shares redeemed	(17,255)	(341,877)	(468)	(9,163)	(38,268)	(714,139)	(1,443)	(26,964)

Net increase (decrease) in shares outstanding	5,078	$95,362	576	$10,969	(20,168)	$(377,420)	(799)	$(15,174)

	Retirement Class		AMR Class		A Class		C Class
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	19	$338	6,819	$132,621	108	$2,052	17	$318
Reinvestment of dividends	1	18	790	14,457	5	79	1	20
Shares redeemed	(47)	(870)	(8,170)	(151,045)	(55)	(1,024)	(7)	(129)

Net increase (decrease) in shares outstanding	(27)	$(514)	(561)	$(3,967)	58	$1,107	11	$209

For the Year Ended October 31, 2011

	Institutional Class		Y Class		Investor Class		Advisor Class
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	39,716	$774,596	7,497	$151,632	45,467	$843,177	1,548	$28,674
Reinvestment of dividends	2,273	44,274	1	27	2,547	47,168	75	1,372
Shares redeemed	(45,266)	(866,688)	(480)	(9,076)	(74,020)	(1,366,606)	(1,681)	(30,880)

Net increase (decrease) in shares outstanding	(3,277)	$(47,818)	7,018	$142,583	(26,006)	$(476,261)	(58)	$(834)

	Retirement Class		AMR Class		A Class		C Class
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	63	$1,138	5,137	$97,647	210	$3,855	73	$1,336
Reinvestment of dividends	-	-	448	8,633	1	11	-	-
Shares redeemed	(6)	(109)	(5,724)	(110,845)	(38)	(650)	(1)	(19)

Net increase (decrease) in shares outstanding	57	$1,029	(139)	$(4,565)	173	$3,216	72	$1,317

21

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class

	Six Months Ended April 30,	Year Ended October 31,
	2012	2011F	2010	2009	2008	2007
	(unaudited)

Net asset value, beginning of period	$18.99	$18.56	$16.32	$15.01	$26.03	$23.77

Income from investment operations:
Net investment incomeA	0.23	0.39	0.32	0.35	0.51	0.40

Net gains (losses) on securities (both realized and unrealized)	2.24	0.30	2.22	1.40	(10.41)	2.78

Total income (loss) from investment operations	2.47	0.69	2.54	1.75	(9.90)	3.18

Less distributions:
Dividends from net investment income	(0.46)	(0.26)	(0.30)	(0.44)	(0.41)	(0.31)
Distributions from net realized gains on securities	-	-	-	-	(0.71)	(0.61)

Total distributions	(0.46)	(0.26)	(0.30)	(0.44)	(1.12)	(0.92)

Net asset value, end of period	$21.00	$18.99	$18.56	$16.32	$15.01	$26.03

Total return B	13.35%C	3.69%	15.68%	12.41%	(39.59)%	13.76%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$3,847,102	$3,380,918	$3,366,011	$2,221,162	$2,038,539	$2,493,451
Ratios to average net assets (annualized):
Expenses, before waivers	0.58%	0.58%	0.59%	0.61%	0.58%	0.59%
Expenses, net of waivers	0.58%	0.58%	0.59%	0.61%	0.58%	0.59%
Net investment income (loss), before waivers	2.32%	1.96%	1.73%	2.36%	2.19%	1.82%
Net investment income, net of waivers	2.32%	1.96%	1.73%	2.36%	2.19%	1.82%
Portfolio turnover rate	14%C	90%	28%	27%	28%	20%

A

For purposes of this calculation, through October 31, 2007, the change in undistributed net investment income per share was derived by dividing the change in undistributed net investment income by average shares outstanding.

B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.
C	Not annualized.
D	Portfolio turnover rate is for the period from November 1, 2008 through October 31, 2009.
E	Annualized.
F	On December 1, 2010, Massachusetts Financial Services Co. assumed management of the Large Cap Value Fund’s assets previously managed by Metropolitan West Capital Management, LLC.

22

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

Y Class						Investor Class

Six Months Ended April 30, 2012		Year Ended October 31,		August 3 to October 31, 2009		Six Months Ended April 30, 2012		Year Ended October 31,
		2011F	2010					2011F	2010	2009	2008	2007
(unaudited)						(unaudited)

$18.92		$18.49	$16.32	$15.59		$17.99		$17.61	$15.51	$14.29	$24.83	$22.74

0.22		0.37	0.29	0.06		0.18		0.30	0.23	0.28	0.41	0.35

2.24		0.30	2.22	0.67		2.15		0.29	2.12	1.34	(9.88)	2.63

2.46		0.67	2.51	0.73		2.33		0.59	2.35	1.62	(9.47)	2.98

(0.48)		(0.24)	(0.34)	-		(0.39)		(0.21)	(0.25)	(0.40)	(0.36)	(0.28)
-		-	-	-		-		-	-	-	(0.71)	(0.61)

(0.48)		(0.24)	(0.34)	-		(0.39)		(0.21)	(0.25)	(0.40)	(1.07)	(0.89)

$20.90		$18.92	$18.49	$16.32		$19.93		$17.99	$17.61	$15.51	$14.29	$24.83

13.34%	C	3.58%	15.50%	4.68%	C	13.21%	C	3.30%	15.27%	11.99%	(39.72)%	13.46%

$161,141		$134,968	$2,123	$1		$3,764,711		$3,761,691	$4,140,584	$3,798,632	$3,594,565	$5,198,835

0.68%		0.69%	0.70%	0.68%	E	0.96%		0.95%	0.96%	0.93%	0.83%	0.83%
0.68%		0.69%	0.70%	0.68%	E	0.96%		0.95%	0.96%	0.93%	0.83%	0.83%
2.20%		1.88%	1.51%	1.58%	E	1.98%		1.59%	1.36%	2.05%	1.94%	1.59%
2.20%		1.88%	1.51%	1.58%	E	1.98%		1.59%	1.36%	2.05%	1.94%	1.59%
14%	C	90%	28%	27%	D	14%	C	90%	28%	27%	28%	20%

23

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class						Retirement Class

	Six Months Ended April 30,	Year Ended October 31,					Six Months Ended April 30,	Year Ended October 31,
	2012	2011G	2010	2009	2008	2007	2012	2011G
	(unaudited)						(unaudited)

Net asset value, beginning of period	$17.83	$17.47	$15.39	$14.19	$24.70	$22.64	$17.74	$17.32

Income from investment operations:
Net investment income (loss)A	0.16	0.27	0.21	0.26	0.32	0.28	0.05	0.20
Net gains (losses) on securities (both realized and unrealized)	2.14	0.28	2.10	1.32	(9.79)	2.62	2.20	0.30

Total income (loss) from investment operations	2.30	0.55	2.31	1.58	(9.47)	2.90	2.25	0.50

Less distributions:
Dividends from net investment income	(0.37)	(0.19)	(0.23)	(0.38)	(0.33)	(0.23)	(0.37)	(0.08)
Distributions from net realized gains on securities	-	-	-	-	(0.71)	(0.61)	-	-

Total distributions	(0.37)	(0.19)	(0.23)	(0.38)	(1.04)	(0.84)	(0.37)	(0.08)

Net asset value, end of period	$19.76	$17.83	$17.47	$15.39	$14.19	$24.70	$19.62	$17.74

Total return B	13.16%C	3.11%	15.14%	11.81%	(39.87)%	13.16%	12.98%C	2.86%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$127,957	$129,739	$128,080	$114,945	$99,416	$99,854	$590	$1,019
Ratios to average net assets (annualized):
Expenses, before waivers	1.08%	1.08%	1.10%	1.12%	1.08%	1.08%	1.41%	1.39%
Expenses, net of waivers	1.08%	1.08%	1.10%	1.10%	1.08%	1.08%	1.41%	1.39%
Net investment income (loss), before waivers	1.85%	1.46%	1.23%	1.84%	1.69%	1.32%	1.57%	1.06%
Net investment income, net of waivers	1.85%	1.46%	1.23%	1.86%	1.69%	1.32%	1.57%	1.06%
Portfolio turnover rate	14%C	90%	28%	27%	28%	20%	14%C	90%

A

For purposes of this calculation, through October 31, 2007, the change in undistributed net investment income per share was derived by dividing the change in undistributed net investment income by average shares outstanding.

B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from November 1, 2008 through October 31, 2009.
F	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.
G	On December 1, 2010, Massachusetts Financial Services Co. assumed management of the Large Cap Value Fund’s assets previously managed by Metropolitan West Capital Management, LLC.

24

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

		A Class			C Class

	May 1 to October 31,	Six Months Ended April 30,	Year ended October 31,	May 17 to October 31,	Six Months Ended April 30,	Year ended October 31,	September 1 to October 31,
2010	2009	2012	2011G	2010	2012	2011G	2010
		(unaudited)			(unaudited)

$15.36	$12.66	$18.01	$17.61	$16.93	$17.95	$17.58	$16.17

0.18	0.08	0.20	0.24	0.03	0.12	0.10	(0.01)

2.07	2.62	2.11	0.31	0.65	2.11	0.32	1.42

2.25	2.70	2.31	0.55	0.68	2.23	0.42	1.41

(0.29)	-	(0.40)	(0.15)	-	(0.30)	(0.05)	-
-	-	-	-	-	-	-	-

(0.29)	-	(0.40)	(0.15)	-	(0.30)	(0.05)	-

$17.32	$15.36	$19.92	$18.01	$17.61	$19.88	$17.95	$17.58

14.78%	21.33%C	13.13%C	3.12%	4.02%C	12.64%C	2.36%	8.72%C

$2	$1	$5,512	$3,942	$814	$1,694	$1,329	$38

1.37%	1.37%D	1.10%	1.16%	1.06%D	1.85%	2.54%	2.14%D
1.37%	1.37%D	1.10%	1.16%	1.06%D	1.85%	1.84%	1.87%D
0.95%	1.15%D	1.74%	1.37%	1.09%D	1.02%	(0.01)%	(0.76)%D
0.95%	1.15%D	1.74%	1.37%	1.09%D	1.02%	0.68%	(0.50)%D
28%	27%E	14%C	90%	28%F	14%C	90%	28%F

25

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	AMR Class
	Six Months	Year Ended October 31,
	Ended April 30, 2012	2011D	2010	2009	2008	2007
	(unaudited)

Net asset value, beginning of period	$18.81	$18.37	$16.14	$14.88	$25.80	$23.55

Income from investment operations:
Net investment incomeA	0.28	0.41	0.34	0.37	0.51	0.45
Net gains (losses) on securities (both realized and unrealized)	2.19	0.32	2.22	1.38	(10.26)	2.76

Total income (loss) from investment operations	2.47	0.73	2.56	1.75	(9.75)	3.21

Less distributions:
Dividends from net investment income	(0.51)	(0.29)	(0.33)	(0.49)	(0.46)	(0.35)
Distributions from net realized gains on securities	-	-	-	-	(0.71)	(0.61)

Total distributions	(0.51)	(0.29)	(0.33)	(0.49)	(1.17)	(0.96)

Net asset value, end of period	$20.77	$18.81	$18.37	$16.14	$14.88	$25.80

Total return B	13.52%C	3.94%	16.04%	12.59%	(39.43)%	14.03%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$616,503	$568,768	$558,089	$520,799	$497,127	$972,260
Ratios to average net assets (annualized):
Expenses, before waivers	0.33%	0.33%	0.34%	0.36%	0.32%	0.32%
Expenses, net of waivers	0.33%	0.33%	0.34%	0.36%	0.32%	0.32%
Net investment income (loss), before waivers	2.63%	2.21%	1.98%	2.62%	2.44%	2.13%
Net investment income, net of waivers	2.63%	2.21%	1.98%	2.62%	2.44%	2.13%
Portfolio turnover rate	14%C	90%	28%	27%	28%	20%

A

For purposes of this calculation, through October 31, 2007, the change in undistributed net investment income per share was derived by dividing the change in undistributed net investment income by average shares outstanding.

B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.
C	Not annualized.
D	On December 1, 2010, Massachusetts Financial Services Co. assumed management of the Large Cap Value Fund’s assets previously managed by Metropolitan West Capital Management, LLC.

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29

Delivery of Documents

eDelivery is NOW AVAILABLE- Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail: american_beacon.funds@ambeacon.com	On the Internet: Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y, Investor, Advisor, and Retirement Classes Call (800) 658-5811 AMR ClassSM Call (800) 345-2345	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090. A complete schedule of the Fund’s portfolio holdings is also available on the Funds’ website (www.americanbeaconfunds.com) approximately twenty days after the end of each month.

Availability of Proxy Voting Policy and Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website (www.americanbeaconfunds.com) and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and the American Beacon Large Cap Value Fund are service marks of American Beacon Advisors, Inc.

SAR 4/12

GUIDANCE | VISION | EXPERIENCE

American Beacon FUNDS℠

Semi-Annual Report

April 30, 2012

SMALL CAP VALUE FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.
Contents

Message from American Beacon	1

Market and Performance Overview	2

Schedule of Investments	6

Additional Information	Back Cover

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. The intrinsic value of stock selected for the Fund may never be realized by the market, and the price of value stocks may go down. While investing in value stocks may limit downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

American Beacon Funds	April 30, 2012

Dear Shareholders,

The market volatility that characterized so much of 2011 continued through November and December but eased in the first months of 2012. Among other things, positive economic data in the U.S. and action in Europe to address Greece’s debt helped reassure investors and the broad market through April.

Nonetheless, the last six months have highlighted the potential benefits to long-term investors of owning funds that are able to participate in the market’s upward movement, while seeking to protect value when the markets turn down.

For the six-month period ended April 30, 2012:

- American Beacon Small Cap Value Fund (Institutional Class) returned 11.96%.

With continued uncertainty in the European Union and an upcoming Presidential election, we may again see further market gyrations in the months to come. Regardless of headlines, American Beacon remains focused on seeking opportunities and meeting market challenges to deliver the type of consistency in performance and service that our shareholders value.

Thank you for your continued investment in the American Beacon Funds. For additional information about the Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.
President
American Beacon Funds

1

Domestic Equity Market Overview

April 30, 2012 (Unaudited)

The six months ended April 30, 2012 was a constructive period for equity investors, who took delight in the S&P 500 Index’s 12.8% return. The market’s advance was prompted by continued signs of a strengthening U.S. economy and the absence of new negative global macroeconomic developments. Consequently, the VIX Index – the Chicago Board Options Exchange Market Volatility Index, commonly referred to as the “Fear Index” – declined from well above its historical average at the beginning of the period, to well below its historical average at the end of the period.

As short-term fears subsided and became a less prominent driver of investor behavior, the market focus shifted toward the underlying fundamentals and valuations of individual stocks. This type of shift tends to reduce the correlation of returns across stocks and forms an environment conducive for bottom-up, fundamental value investors.

Over the six-month period, non-commodity cyclicals outperformed the market by a considerable margin while energy, utilities and materials lagged. Growth stocks outperformed value stocks modestly, but this was influenced heavily by the overweight to technology in the growth indexes, which was one of the top-performing sectors.

Going forward, the equity market’s prospects appear positive due to considerable fundamental improvements exhibited across the corporate sector. Despite modest economic growth, companies have generated robust earnings and cash flows, which have been predominately used to reduce debt. Valuations continue to be compelling even after recent appreciation. Additionally, the appeal of Treasuries for the market is likely to recede as real yields at or below zero will eventually erode the purchasing power of institutional and individual investors alike.

With the lingering sovereign debt issues in Europe and the uncertain growth prospects in emerging markets, there may be periods of elevated volatility in the near- and medium-term. During these episodes, the changes in security prices (i.e., volatility) are often not commensurate with the changes in real risk. Our experience has shown us that focusing on corporate fundamentals is the most effective course when navigating erratic waters.

2

American Beacon Small Cap Value FundSM

Performance Overview

April 30, 2012 (Unaudited)

The Institutional Class of the Small Cap Value Fund, (the “Fund”) returned 11.96% for the six months ended April 30, 2012, outperforming the Russell 2000® Value Index (the “Index”) return of 11.47% and the Lipper Small-Cap Value Funds Index return of 11.19% for the same period.

		Annualized Total Returns Periods Ended 4/30/12
	6 Months*	1 Year	5 Years	10 Years
Institutional Class(1,8)	11.96%	-4.19%	1.56%	7.79%
Y Class (1,2,8)	11.88%	-4.28%	1.46%	7.74%
Investor Class(1,8)	11.76%	-4.48%	1.23%	7.49%
Advisor Class(1,3,8)	11.68%	-4.66%	1.05%	7.27%
Retirement Class (1,4,8)	11.49%	-4.93%	0.90%	7.19%
A Class with sales charges (1,5,8)	5.20%	-10.28%	-.05%	6.81%
A Class without sales charges (1,5,8)	11.62%	-4.81%	1.14%	7.44%
C Class with sales charge (1,6,8)	10.25%	-6.55%	.87%	7.30%
C Class without sales charge (1,6,8)	11.25%	-5.55%	.87%	7.30%
AMR Class(1,8)	12.09%	-3.89%	1.81%	8.07%
Lipper Small-Cap Value Funds Index(7)	11.19%	-3.78%	1.31%	7.36%
Russell 2000 Value Index(7)	11.47%	-4.06%	-0.49%	6.07%

*Not annualized

1.

Please note the recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2.

Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 4/30/02 up to 8/3/09, the inception date of the Y Class. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/02.

3.

Fund performance for the ten-year period represents the returns achieved by the Investor Class from 4/30/02 up to 5/1/03 and the returns of the Advisor Class since its inception. Expenses of the Advisor Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the Advisor Class been in existence since 4/30/02. A portion of the fees charged to the Advisor Class of the Fund was waived through 2004. Performance prior to waiving fees was lower than the actual returns shown for periods through 2004.

4.

Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/02 up to 5/1/03 and the Advisor Class from 5/1/03 up to 5/1/09, the inception date of the Retirement Class, and the returns of the Retirement Class since its inception. Expenses of the Retirement Class are higher than those of the Advisor and Investor Classes. As a result, total returns shown may be higher than they would have been had the Retirement Class been in existence since 4/30/02.

5.

Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/02 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/02. The maximum sales charge for A Class is 5.75%.

6.

Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/02 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/02. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.

7.

Russell 2000® Value Index is a registered trademark of Frank Russell Company. The Russell 2000 Value Index is an unmanaged index of those stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. The Lipper Small-Cap Value Funds Index tracks the results of the 30 largest mutual funds in the Lipper Small-Cap Value Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

8.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, Retirement, A, C, and AMR Class shares was 0.83%, 0.95%, 1.18%, 1.33%, 1.63%, 1.58%, 2.61%, and 0.57%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index entirely due to stock selection as sector allocation detracted value relative to the Index.

Holdings in the Industrials, Materials and Information Technology sectors generated the most relative value for the Fund. Terex (up 36.9%), Huntington Ingalls Industries (up 34.0%) and Spirit Aerosystems (up 43.1%) had the largest impact on the Fund’s returns in the Industrials sector. In the Materials sector, Noranda Aluminium (up 46.3%), Westlake Chemical (up 57.6%) and Solutia (up 73.2%) added the most value to excess performance. FARO Technologies

3

American Beacon Small Cap Value FundSM

Performance Overview

April 30, 2012 (Unaudited)

(up 34.0%), Parametric Technology (up 43.1%) and Novellus Systems (up 19.8%) were the largest contributors in the Information Technology sector. Poor stock selection in the Consumer Discretionary sector negatively impacted performance. Gentex (down 26.3%) and Goodyear Tire & Rubber (down 25.8%) detracted the most relative value in the Consumer Discretionary sector.

The Fund’s underweight position in Financials, one of the better performing sectors in the Index, and an overweight in the Information Technology sector detracted value relative to the Index. This negative sector allocation was somewhat offset by an underweight in Utilities, the worst performing sector in the Index.

The sub-advisors continue to focus on uncovering investment opportunities through stock selection that should benefit the Fund’s performance over the longer-term.

Top Ten Holdings

% of Net Assets
LifePoint Hospitals, Inc.	1.0%
Rent-A-Center, Inc.	0.8%
Endurance Specialty Holdings Ltd.	0.7%
Portland General Electric Co.	0.7%
WMS Industries, Inc.	0.7%
SYNNEX Corp.	0.7%
Aspen Insurance Holdings Ltd.	0.7%
First Horizon National Corp.	0.7%
Great Plains Energy, Inc.	0.7%
ProAssurance Corp.	0.6%

Sector Allocation

% of Equities
Financials	28.7%
Industrials	17.4%
Consumer Discretionary	15.1%
Information Technology	14.1%
Materials	6.9%
Energy	6.4%
Health Care	4.4%
Utilities	4.2%
Consumer Staples	2.5%
Telecommunication Services	0.3%

4

American Beacon Small Cap Value FundSM

Fund Expenses

April 30, 2012 (Unaudited)

Fund Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2011 through April 30, 2012.

Actual Expenses

The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional

Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads). Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

	Beginning Account Value 11/1/11	Ending Account Value 4/30/12	Expenses Paid During Period* 11/1/11-4/30/12

Institutional Class
Actual	$1,000.00	$1,119.61	$4.43
Hypothetical **	$1,000.00	$1,020.69	$4.22

Y Class
Actual	$1,000.00	$1,118.82	$4.74
Hypothetical **	$1,000.00	$1,020.39	$4.52

Investor Class
Actual	$1,000.00	$1,117.60	$6.32
Hypothetical **	$1,000.00	$1,018.90	$6.02

Advisor Class
Actual	$1,000.00	$1,116.80	$7.11
Hypothetical **	$1,000.00	$1,018.15	$6.77

Retirement Class
Actual	$1,000.00	$1,114.90	$8.68
Hypothetical **	$1,000.00	$1,016.66	$8.27

A Class
Actual	$1,000.00	$1,116.16	$8.47
Hypothetical **	$1,000.00	$1,016.86	$8.07

C Class
Actual	$1,000.00	$1,112.52	$14.13
Hypothetical **	$1,000.00	$1,011.49	$13.45

AMR Class
Actual	$1,000.00	$1,120.86	$3.06
Hypothetical **	$1,000.00	$1,021.98	$2.92

*

Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.81%, 0.91%, 1.18%, 1.31%, 1.58%, 1.38%, 2.15%, and 0.56% for the Institutional, Y, Investor, Advisor, Retirement, A, C, and AMR Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half year period.

**	5% return before expenses.

5

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Shares	Fair Value

		(000’s)
COMMON STOCK - 96.56%
CONSUMER DISCRETIONARY - 14.59%
Auto Components - 1.43%
American Axle & Manufacturing Holdings, Inc.	1,681,100	$16,290
Cooper Tire & Rubber Co.	188,529	2,819
Dana Holding Corp.	697,080	10,191
Gentex Corp.	384,300	8,443
Sauer-Danfoss, Inc.	98,500	4,266
Superior Industries International, Inc.	69,420	1,188
Tenneco, Inc. A	181,070	5,582

		48,779

Automobiles - 0.35%
Avis Budget Group, Inc.A	266,000	3,501
Thor Industries, Inc.	246,160	8,327

		11,828

Distributors - 0.26%
Brightpoint, Inc.A	1,467,330	8,980

Hotels, Restaurants & Leisure - 1.90%
Ameristar Casinos, Inc.	69,300	1,246
Boyd Gaming Corp.A B	183,400	1,410
Brinker International, Inc.	268,878	8,462
CEC Entertainment, Inc.	28,850	1,103
International Speedway Corp., Class A	166,979	4,457
Jack in the Box, Inc.A	289,210	6,571
Lakes Entertainment, Inc.A	150,800	354
Marriott Vacations Worldwide Corp.A	163,500	4,828
Orient-Express Hotels Ltd.	213,000	2,277
Papa John's International, Inc.A	68,570	2,762
PF Chang's China Bistro, Inc.	138,470	5,496
Sonic Corp.A	21,811	157
Speedway Motorsports, Inc.	103,600	1,767
WMS Industries, Inc.	984,180	24,123

		65,013

Household Durables - 1.51%
Cavco Industries, Inc.A	54,549	2,815
Ethan Allen Interiors, Inc.	216,200	5,016
Furniture Brands International, Inc.	833,900	1,318
Helen of Troy Ltd.A	173,513	6,004
Interface, Inc., Class A	332,600	4,710
KB HomeB	770,880	6,691
Lancaster Colony Corp.B	56,490	3,684
M/I Homes, Inc.A	193,156	2,569
Matthews International Corp., Class A	19,115	573
Meritage Homes Corp.	204,200	5,797
National Presto Industries, Inc.B	18,800	1,386
Whirlpool Corp.	174,200	11,151

		51,714

Internet & Catalog Retail - 0.11%
Insight Enterprises, Inc.A	120,350	2,444
Systemax, Inc.	75,430	1,295

		3,739

Leisure Equipment & Products - 0.63%
Brunswick Corp.	790,210	20,775
Callaway Golf Co.B	124,220	761

		21,536

	Shares	Fair Value

		(000’s)
Lodging/Resorts - 0.27%
DiamondRock Hospitality Co.C	856,400	$9,104

Media - 2.05%
Belo Corp., Series A	256,840	1,731
Digital Generation, Inc.A	543,000	5,039
DreamWorks Animation SKG, Inc., Class AA B	294,920	5,312
EW Scripps Co., Class A	121,710	1,115
Gannett Co. Inc.	480,400	6,639
Harte-Hanks, Inc.	131,900	1,108
John Wiley & Sons, Inc., Class A	146,328	6,613
Meredith Corp.B	370,218	10,673
Scholastic Corp.	122,306	3,736
Sinclair Broadcast Group, Inc., Class A	143,000	1,470
Valassis Communications, Inc.B	1,004,900	20,098
Washington Post Co., Class BB	17,230	6,516

		70,050

Multiline Retail - 0.68%
Big Lots, Inc.	425,800	15,601
Fred's, Inc., Class A	80,940	1,159
Saks, Inc.B	576,260	6,316

		23,076

Specialty Retail - 4.44%
Aaron's, Inc.	252,800	6,869
Aeropostale, Inc.A	777,740	17,250
America's Car-Mart, Inc.A	305,200	14,021
Asbury Automotive Group, Inc.	84,620	2,363
Ascena Retail Group, Inc.A	58,958	1,207
Big 5 Sporting Goods Corp.	185,000	1,548
Buckle, Inc.B	89,950	4,154
Cabela's, Inc.A	508,700	19,234
Cato Corp., Class A	161,589	4,497
Chico's FAS, Inc.	222,113	3,412
Childrens Place Retail Stores, Inc.A	118,640	5,455
Express, Inc.	347,130	8,199
Finish Line Inc, Class A	165,350	3,681
GameStop Corp., Class AB	286,410	6,519
Hanesbrands, Inc.A	240,900	6,798
hhgregg, Inc.A B	67,700	708
Lithia Motors, Inc., Class A	36,100	969
Men's Wearhouse, Inc.	424,000	15,705
Rent-A-Center, Inc.	755,468	25,844
Sonic Automotive, Inc., Class AB	105,440	1,774
Stage Stores, Inc.	113,300	1,730

		151,937

Textiles & Apparel - 0.96%
Jones Group, Inc.	372,197	4,176
Perry Ellis International, Inc.A	198,500	3,714
Quiksilver, Inc.A	3,308,900	11,449
Skechers U.S.A. Inc, Class AA	337,750	6,306
Warnaco Group, Inc.A	88,900	4,708
Wolverine World Wide, Inc.	56,530	2,371

		32,724

Total Consumer Discretionary		498,480

CONSUMER STAPLES - 2.38%
Food & Drug Retailing - 0.92%
Andersons, Inc.	47,440	2,391
Casey's General Stores, Inc.	113,716	6,407
Flowers Foods, Inc.	293,510	6,296

See accompanying notes
6

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Shares	Fair Value

		(000’s)
Harris Teeter Supermarkets, Inc.	131,670	$5,000
Spartan Stores, Inc.	290,710	5,300
United Natural Foods, Inc.A	116,470	5,741

		31,135

Food Products - 1.30%
Corn Products International, Inc.	112,745	6,433
Darling International, Inc.A	921,600	15,095
Fresh Del Monte Produce, Inc.	153,080	3,547
Overhill Farms, Inc.A	316,300	1,436
Sanderson Farms, Inc.	155,865	8,044
Smithfield Foods, Inc.A	412,180	8,639
USANA Health Sciences, Inc.A B	37,400	1,560

		44,754

Personal Products - 0.08%
Revlon, Inc., Class AA	126,350	2,158
Steiner Leisure Ltd.A	11,900	559

		2,717

Tobacco - 0.08%
Universal Corp.	58,100	2,663

Total Consumer Staples		81,269

ENERGY - 6.16%
Energy Equipment & Services - 2.92%
Atwood Oceanics, Inc.A	417,327	18,500
Bristow Group, Inc.	267,340	13,060
Dawson Geophysical Co.A	90,260	2,423
Hercules Offshore, Inc.A	281,370	1,429
Hornbeck Offshore Services, Inc.A	66,710	2,777
Matrix Service Co.A	127,765	1,744
Newpark Resources, Inc.A	1,843,300	11,723
Oil States International, Inc.A	89,600	7,130
Parker Drilling Co.	300,730	1,555
Precision Drilling Corp.A	532,250	4,918
SEACOR Holdings, Inc.	59,710	5,549
Superior Energy Services, Inc.A B	70,535	1,899
Tesco Corp.A	387,434	6,327
Tetra Technologies, Inc.A	682,630	5,946
Tidewater, Inc.	144,290	7,940
Unit Corp.A	161,055	6,805

		99,725

Oil & Gas - 3.24%
Alon USA Energy, Inc.	75,600	683
Berry Petroleum Co., Class A	230,400	10,495
Clayton Williams Energy, Inc.A	25,500	1,875
Cloud Peak Energy, Inc.	1,133,080	17,439
Contango Oil & Gas Co.A	155,800	8,454
CVR Energy, Inc.	181,700	5,516
Delek US Holdings, Inc.	145,000	2,364
Energy Partners Ltd.A	804,870	13,103
Gulfport Energy Corp.A	197,660	5,181
Helix Energy Solutions Group, Inc.A	420,820	8,589
Petroquest Energy, Inc.A B	150,400	908
Stone Energy Corp.A	543,200	15,237
Tesoro Corp.	454,515	10,567
W&T Offshore, Inc.	306,879	6,067
Western Refining, Inc.B	227,000	4,324

		110,802

Total Energy		210,527

	Shares	Fair Value

		(000’s)
FINANCIALS - 27.90%
Banks - 11.50%
1st Source Corp.	53,020	$1,203
Associated Banc-Corp	1,137,350	15,161
BancorpSouth, Inc.	347,752	4,684
Bank of Hawaii Corp.	103,106	5,041
Bank of the Ozarks, Inc.	643,000	19,868
BBCN Bancorp, Inc.A	678,485	7,450
Beneficial Mutual Bancorp, Inc.A	201,000	1,743
Berkshire Hills Bancorp, Inc.	52,798	1,198
Brookline Bancorp, Inc.	714,580	6,417
Cardinal Financial Corp.	248,420	2,998
Cathay General Bancorp	202,360	3,485
Chemical Financial Corp.	100,660	2,222
City Holding Co.B	36,310	1,211
City National Corp.	165,433	8,811
Columbia Banking System, Inc.	108,630	2,226
Community Bank System, Inc.	26,630	749
Community Trust Bancorp, Inc.B	38,500	1,230
CVB Financial Corp.	655,273	7,582
Dime Community Bancshares, Inc.	87,755	1,216
East West Bancorp, Inc.	83,290	1,897
First Commonwealth Financial Corp.	288,500	1,855
First Financial Bancorp	663,100	11,147
First Financial Holdings, Inc.	182,800	2,110
First Horizon National Corp.	2,507,973	23,022
First Interstate Bancsystem, Inc.	296,000	4,171
First Midwest Bancorp, Inc.	868,842	9,253
FirstMerit Corp.	448,500	7,535
FNB Corp.	325,130	3,690
Fulton Financial Corp.	785,575	8,241
Glacier Bancorp, Inc.	132,544	1,975
Hancock Holding Co.	541,503	17,426
Home Federal Bancorp, Inc.	171,000	1,674
Iberiabank Corp.	384,220	19,622
Independent Bank Corp.	33,695	946
International Bancshares Corp.	198,642	3,919
Lakeland Financial Corp.	114,800	2,989
MB Financial, Inc.	461,130	9,532
National Penn Bancshares, Inc.	1,000,807	9,227
NBT Bancorp, Inc.	94,383	1,940
Northwest Bancshares, Inc.	283,990	3,499
Ocwen Financial Corp.A	951,400	14,185
Old National Bancorp	260,240	3,336
Oritani Financial Corp.	113,700	1,685
PacWest Bancorp	205,190	4,888
Pinnacle Financial Partners, Inc.A	87,920	1,609
PrivateBancorp, Inc.	179,300	2,820
Prosperity Bancshares, Inc.	399,849	18,653
Provident Financial Services, Inc.	480,230	7,059
Republic Bancorp, Inc., Class A	46,600	1,096
S&T Bancorp, Inc.	34,140	639
Sandy Spring Bancorp, Inc.	48,500	873
State Bank Financial Corp.A	349,500	6,029
Susquehanna Bancshares, Inc.	841,770	8,729
SVB Financial Group	127,660	8,182
Synovus Financial Corp.B	8,385,600	17,610
TCF Financial Corp.	282,141	3,236
Umpqua Holdings Corp.	307,905	4,077
Washington Federal, Inc.	444,585	7,798
Washington Trust Bancorp, Inc.	61,780	1,462

See accompanying notes
7

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Shares	Fair Value

		(000’s)
Webster Financial Corp.	925,266	$21,030
WesBanco, Inc.	96,968	1,986
Western Alliance BancorpA	251,660	2,210
Wintrust Financial Corp.B	376,280	13,595

		392,952

Diversified Financials - 4.67%
Ares Capital Corp.	901,900	14,466
CapitalSource, Inc.	797,750	5,145
Capitol Federal Financial, Inc.	418,750	4,945
Cash America International, Inc.	331,128	15,481
Citizens Republic Bancorp, Inc.A	80,200	1,353
CoreLogic, Inc.	414,810	6,927
Credit Acceptance Corp.A	78,668	7,397
Duff & Phelps Corp., Class A	676,674	10,759
Encore Capital Group, Inc.A	542,600	12,860
EZCORP, Inc., Class A	635,804	17,034
Federated Investors, Inc., Class BB	88,142	1,946
Fifth Street Finance Corp.B	1,413,700	13,883
Generac Holdings, Inc.A	140,900	3,393
Interactive Brokers Group, Inc., Class A	70,211	1,065
Janus Capital Group, Inc.	1,536,800	11,649
KBW, Inc.	133,530	2,275
Knight Capital Group, Inc., Class AA	949,300	12,474
National Financial Partners Corp.	71,940	1,061
Nelnet, Inc., Class A	89,000	2,298
Netspend Holdings, Inc.A	98,390	751
NewStar Financial, Inc.A	130,230	1,546
Piper Jaffray CosA	218,117	5,289
Waddell & Reed Financial, Inc., Class A	87,015	2,783
World Acceptance Corp.A	40,280	2,679

		159,459

Insurance - 8.35%
Allied World Assurance Co. Holdings AG	126,460	9,100
Alterra Capital Holdings Ltd.	272,940	6,531
American Equity Investment Life Holding Co.	183,770	2,253
American Financial Group, Inc.	208,035	8,097
Amtrust Financial Services, Inc.	166,722	4,542
Argo Group International Holdings Ltd.	54,000	1,558
Aspen Insurance Holdings Ltd.	813,745	23,046
Assurant, Inc.	38,500	1,553
CNO Financial Group, Inc.A	2,012,130	14,628
Employers Holdings, Inc.	474,760	8,223
Endurance Specialty Holdings Ltd.	629,135	25,280
Enstar Group Ltd.A	35,243	3,319
Fidelity National Financial, Inc., Class A	457,200	8,810
First American Financial Corp.	607,980	10,184
Flagstone Reinsurance Holdings S.A.	114,200	857
Global Indemnity plcA	623,771	11,234
Hanover Insurance Group, Inc.	197,775	7,982
HCC Insurance Holdings, Inc.	192,060	6,138
Hilltop Holdings, Inc.A	50,800	403
Horace Mann Educators Corp.	502,700	8,822
Infinity Property & Casualty Corp.	44,438	2,373
Kemper Corp.	155,790	4,672
Maiden Holdings Ltd.	168,960	1,402
MBIA, Inc.B	293,400	2,957
Meadowbrook Insurance Group, Inc.	124,810	1,102
Montpelier Re Holdings Ltd.	220,468	4,524

	Shares	Fair Value

		(000’s)
National Western Life Insurance Co., Class A	7,730	$1,052
Navigators Group, Inc.A	116,593	5,538
OneBeacon Insurance Group Ltd., Class A	42,120	599
Platinum Underwriters Holdings Ltd.	127,097	4,654
Primerica, Inc.	97,000	2,544
ProAssurance Corp.	239,580	21,106
Protective Life Corp.	419,320	12,269
RenaissanceRe Holdings Ltd.	51,900	4,051
RLI Corp.	43,670	3,008
Safety Insurance Group, Inc.	38,630	1,539
Selective Insurance Group, Inc.	125,390	2,193
StanCorp Financial Group, Inc.	197,650	7,586
State Auto Financial Corp.	37,000	530
Symetra Financial Corp.	1,508,090	18,339
Tower Group, Inc.	97,310	2,100
United Fire Group, Inc.	41,400	713
Validus Holdings Ltd.	253,430	8,236
White Mountains Insurance Group Ltd.	18,104	9,468

		285,115

Real Estate - 3.38%
BioMed Realty Trust, Inc.C	129,152	2,560
Brandywine Realty TrustC	212,535	2,521
CapLease, Inc.C	915,800	3,801
CBL & Associates Properties, Inc.C	140,765	2,622
Chesapeake Lodging TrustC	382,600	6,925
Colony Financial, Inc.C	577,100	9,805
CommonWealth REITC	116,121	2,177
DCT Industrial Trust, Inc.C	1,261,800	7,482
Duke Realty Corp.C	127,108	1,884
Entertainment Properties TrustC	79,550	3,818
First Potomac Realty TrustC	408,990	5,088
Forestar Group, Inc.A	88,300	1,358
Hospitality Properties TrustC	99,918	2,756
LaSalle Hotel PropertiesC	330,850	9,730
Lexington Realty TrustB C	870,270	7,745
Mack-Cali Realty Corp.C	129,750	3,726
MI Developments, Inc., Class A	253,200	8,935
National Health Investors, Inc.C	146,950	7,270
Omega Healthcare Investors, Inc.C	114,990	2,462
Pebblebrook Hotel TrustC	277,714	6,687
Pennsylvania Real Estate Investment TrustC	209,395	2,950
Starwood Property Trust, Inc.C	521,300	10,881
Urstadt Biddle Properties, Inc., Class AC	112,180	2,158

		115,341

Total Financials		952,867

HEALTH CARE - 4.24%
Biotechnology - 0.08%
Charles River Laboratories International, Inc.A	74,055	2,631

Health Care Equipment & Supplies - 0.64%
CONMED Corp.	60,220	1,722
Haemonetics Corp.A	93,530	6,694
Hillenbrand, Inc.	155,300	3,252
ICU Medical, Inc.A	76,340	4,007
Medidata Solutions, Inc.A	243,400	6,306

		21,981

Health Care Providers & Services - 2.73%
Ensign Group, Inc.	53,012	1,416

See accompanying notes
8

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Shares	Fair Value

		(000’s)
Hanger Orthopedic Group, Inc.A	269,930	$6,357
Health Net, Inc.A	236,220	8,412
HealthSouth Corp.A	750,800	16,811
LifePoint Hospitals, Inc.A	839,530	32,759
Magellan Health Services, Inc.A	92,510	4,096
MAXIMUS, Inc.	117,210	5,187
Omnicell, Inc.A	373,090	5,324
Owens & Minor, Inc.	83,140	2,431
Select Medical Holdings Corp.A	323,700	2,774
Triple-S Management Corp., Class BA	50,540	1,064
Universal American Corp.	270,160	2,480
WellCare Health Plans, Inc.A	69,600	4,258

		93,369

Pharmaceuticals - 0.79%
Endo Pharmaceuticals Holdings, Inc.A	334,450	11,753
Hi-Tech Pharmacal Co. IncA	27,600	899
Medicis Pharmaceutical Corp., Class A	142,380	5,477
Par Pharmaceutical Cos., Inc.	93,240	3,948
PharMerica Corp.A	292,300	3,470
Spectrum Pharmaceuticals, Inc.A B	124,400	1,322

		26,869

Total Health Care		144,850

INDUSTRIALS - 16.76%
Aerospace & Defense - 2.03%
Aerovironment, Inc.A	69,360	1,687
Alliant Techsystems, Inc.	293,569	15,647
Curtiss-Wright Corp.	402,072	14,189
Huntington Ingalls Industries, Inc.A	439,900	17,354
Spirit Aerosystems Holdings, Inc., Class AA	185,320	4,633
Triumph Group, Inc.	249,900	15,699

		69,209

Airlines - 0.13%
Aircastle Ltd.	371,830	4,518

Building Products - 1.50%
Apogee Enterprises, Inc.	259,197	3,981
Armstrong World Industries, Inc.	135,210	5,955
Crane Co.	133,300	5,883
Drew Industries, Inc.	99,840	2,973
Fortune Brands Home & Security, Inc.A	283,300	6,442
Owens CorningA	105,700	3,631
Simpson Manufacturing Co. Inc.	381,325	11,832
Trex Co. IncA B	281,800	9,018
Universal Forest Products, Inc.	40,800	1,526

		51,241

Commercial Services & Supplies - 5.35%
Atlas Air Worldwide Holdings, Inc.A	447,700	20,618
Bridgepoint Education, Inc.A B	136,230	2,937
Brink's Co.	337,030	8,561
Convergys Corp.	314,090	4,199
Con-way, Inc.	534,700	17,378
CSG Systems International, Inc.A	96,240	1,386
Deluxe Corp.	139,860	3,330
Dun & Bradstreet Corp.	39,300	3,057
Ennis, Inc.	82,980	1,308
FTI Consulting, Inc.A	179,830	6,535
G&K Services, Inc., Class A	48,140	1,582
Geo Group, Inc.A	515,905	10,684
Global Payments, Inc.	44,800	2,080

	Shares	Fair Value

		(000’s)
Heidrick & Struggles International, Inc.	319,700	$6,234
Herman Miller, Inc.	470,000	9,179
Huron Consulting Group, Inc.A	103,920	3,662
Kelly Services, Inc., Class A	131,100	1,834
Kforce, Inc.A	363,540	5,260
Koppers Holdings, Inc.	8,133	316
Korn/Ferry InternationalA	935,310	15,105
Manpower, Inc.	120,700	5,142
McGrath Rentcorp	124,708	3,669
Mobile Mini, Inc.A	639,400	12,059
Monotype Imaging Holdings, Inc.A	266,460	3,781
Navigant Consulting, Inc.A	41,800	582
PHH Corp.A B	728,000	11,284
Steelcase, Inc., A Shares	721,262	6,232
TAL International Group, Inc.	85,980	3,552
Tetra Tech, Inc.A	270,010	7,209
United Stationers, Inc.	147,570	4,185

		182,940

Construction & Engineering - 1.79%
AECOM Technology Corp.A	304,510	6,721
Aegion Corp.A	514,000	9,380
Comfort Systems USA, Inc.	874,385	9,251
EMCOR Group, Inc.	521,820	15,299
Granite Construction, Inc.	297,015	8,269
Primoris Services Corp.	109,564	1,580
Tutor Perini Corp.	160,611	2,443
URS Corp.	200,910	8,300

		61,243

Diversified Manufacturing - 0.20%
Barnes Group, Inc.	92,035	2,430
Myers Industries, Inc.	264,246	4,368

		6,798

Electrical Equipment - 1.19%
EnerSysA	524,510	18,332
General Cable Corp.	75,499	2,223
GrafTech International Ltd.A	311,440	3,656
II-VI, Inc.	154,250	3,148
Regal-Beloit Corp.	194,400	13,149

		40,508

Industrial Conglomerates - 0.74%
Carlisle Cos., Inc.	164,765	9,073
Chemed Corp.	135,300	8,164
ICF International, Inc.A	150,570	3,755
Standex International Corp.	20,500	903
Teleflex, Inc.	37,440	2,346
Trimas Corp.A	44,500	979

		25,220

Machinery - 2.77%
Actuant Corp., Class A	150,700	4,110
Astec Industries, Inc.A	160,120	5,010
Briggs & Stratton Corp.	157,580	2,852
Cascade Corp.	23,500	1,106
CIRCOR International, Inc.	211,700	6,588
Esterline Technologies Corp.	107,288	7,348
FreightCar America, Inc.	113,440	2,450
ITT Corp.	113,615	2,552
John Bean Technologies Corp.	268,800	4,298
Kennametal, Inc.	125,100	5,283
Meritor, Inc.A	289,200	1,883
Miller Industries, Inc.	231,100	3,790
NACCO Industries, Inc., Class A	20,059	2,276

See accompanying notes
9

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Shares	Fair Value

		(000’s)
Oshkosh Corp.	654,300	$14,938
Reliance Steel & Aluminum Co.	117,990	6,594
SPX Corp.	30,825	2,367
Terex Corp.	771,300	17,462
WABCO Holdings, Inc.A	57,400	3,618

		94,525

Marine - 0.30%
Diana Shipping, Inc.	223,690	1,758
Gulfmark Offshore, Inc., Class AA	67,452	3,249
Kirby Corp.	81,000	5,376

		10,383

Road & Rail - 0.69%
Amerco, Inc.	55,190	5,543
Forward Air Corp.	380,009	12,836
Ryder System, Inc.	53,315	2,598
Saia, Inc.A	134,800	2,532

		23,509

Trading Companies & Distributors - 0.07%
WESCO International, Inc.A	34,600	2,297

Total Industrials		572,391

INFORMATION TECHNOLOGY - 13.64%
Communications Equipment - 1.79%
Anixter International, Inc.	90,600	6,213
Arris Group, Inc.A	1,471,387	19,026
Black Box Corp.	256,300	5,795
Brocade Communications Systems, Inc.A	416,811	2,309
Comtech Telecommunications Corp.	68,740	2,125
Extreme NetworksA	207,150	793
InterDigital, Inc.B	440,800	12,220
IxiaA	451,210	5,685
Plantronics, Inc.	61,015	2,338
Symmetricom, Inc.A	315,000	1,751
Tellabs, Inc.	758,900	2,861

		61,116

Computers & Peripherals - 1.20%
Electronics for Imaging, Inc.A	269,170	4,805
Lexmark International, Inc., Class A	354,310	10,665
Mercury Computer Systems, Inc.A	360,400	4,757
NCR Corp.A	124,366	2,923
Synaptics, Inc.A B	377,947	11,606
Xyratex Ltd.	427,400	6,206

		40,962

Electronic Equipment & Instruments - 3.35%
AVX Corp.	438,320	5,567
Benchmark Electronics, Inc.A	158,800	2,522
Ingram Micro, Inc., Class AA	567,706	11,048
Itron, Inc.A	353,257	14,413
Littelfuse, Inc.	239,500	15,008
Methode Electronics, Inc.	774,500	6,545
MTS Systems Corp.	6,158	295
Newport Corp.	103,330	1,764
OYO Geospace Corp.A	30,820	3,551
PerkinElmer, Inc.	94,190	2,600
Plexus Corp.A	364,000	11,783
Rofin-Sinar Technologies, Inc.A	170,640	4,300
Sanmina-SCI Corp.A	202,600	1,803
Scansource, Inc.A	57,000	1,879
Tech Data Corp.A	221,061	11,891

	Shares	Fair Value

		(000’s)
Vishay Intertechnology, Inc.A	1,739,970	$19,521

		114,490

Internet Software & Services - 0.80%
Earthlink, Inc.	86,200	700
Ebix, Inc.B	465,950	9,529
Grand Canyon Education, Inc.A	280,020	4,870
j2 Global, Inc.	171,522	4,430
Netgear, Inc.A	131,820	5,075
RealNetworks, Inc.	33,380	319
United Online, Inc.	222,900	1,057
Websense, Inc.A	59,496	1,234

		27,214

IT Consulting & Services - 1.63%
Booz Allen Hamilton Holding Corp.	205,000	3,506
CACI International, Inc., Class AA	258,410	15,797
CIBER, Inc.A	399,800	1,663
Hudson Global, Inc.A	630,300	3,429
Lender Processing Services, Inc.	177,700	4,718
Mantech International Corp., Class A	59,640	1,874
SYNNEX Corp.A	606,860	23,115
Unisys Corp.	87,530	1,633

		55,735

Semiconductor Equipment & Products - 2.75%
Amkor Technology, Inc.A B	756,453	3,911
ATMI, Inc.A	123,150	2,587
Brooks Automation, Inc.	1,458,840	17,155
Entegris, Inc.A	343,240	3,038
Entropic Communications, Inc.A B	1,354,400	5,729
Fairchild Semiconductor International, Inc.A	821,940	11,647
FEI Co.A	80,370	4,032
Kulicke & Soffa Industries, Inc.	202,710	2,656
Microsemi Corp.	127,485	2,743
MKS Instruments, Inc.	310,170	8,576
Omnivision Technologies, Inc.A	262,500	4,835
ON Semiconductor Corp.A	911,700	7,531
PMC - Sierra, Inc.A	390,935	2,764
QLogic Corp.A	150,893	2,603
Semtech Corp.A	213,060	5,808
Teradyne, Inc.A	477,920	8,225

		93,840

Software - 2.12%
Cognex Corp.	335,900	13,520
DST Systems, Inc.	174,030	9,742
FARO Technologies, Inc.A	171,900	9,623
JDA Software Group, Inc.A	237,486	6,859
Mentor Graphics Corp.	1,215,700	17,567
Netscout Systems, Inc.A	201,250	4,164
Parametric Technology Corp.A	181,920	3,926
Take-Two Interactive Software, Inc.	497,680	7,017

		72,418

Total Information Technology		465,775

MATERIALS - 6.61%
Chemicals - 2.86%
A Schulman, Inc.	77,020	1,895
Cabot Corp.	219,868	9,483
Cytec Industries, Inc.	148,080	9,413
Huntsman Corp.	112,872	1,598
Innophos Holdings, Inc.	55,870	2,747
Innospec, Inc.A	58,000	1,753

See accompanying notes
10

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Shares	Fair Value

		(000’s)
LSB Industries, Inc.A	47,300	$1,604
Methanex Corp.	199,200	7,004
NewMarket Corp.	35,590	7,944
Olin Corp.	804,960	16,873
OM Group, Inc.	225,293	5,434
PolyOne Corp.	1,149,800	15,937
Quaker Chemical Corp.	27,100	1,176
Rockwood Holdings, Inc.A	100,400	5,556
Stepan Co.	25,080	2,279
WR Grace & Co.A	122,970	7,330

		98,026

Containers & Packaging - 0.80%
Boise, Inc.	312,930	2,391
Greif, Inc., Class A	102,100	5,477
Jarden Corp.B	295,315	12,382
KapStone Paper and Packaging Corp.A	75,630	1,366
Packaging Corp of America	193,660	5,653

		27,269

Metals & Mining - 2.27%
AMCOL International Corp.	210,688	6,944
AuRico Gold, Inc.A	983,761	9,011
Carpenter Technology Corp.	136,940	7,622
Coeur d'Alene Mines Corp.	572,389	12,336
Gibraltar Industries, Inc.	468,139	6,329
James River Coal Co.A B	133,748	663
Kaiser Aluminum Corp.	53,070	2,790
Materion Corp.	229,800	5,678
Metals USA Holdings Corp.A	76,900	1,160
Mueller Water Products, Inc., Class A	529,000	1,899
Noranda Aluminum Holding Corp.	981,300	10,422
Pan American Silver Corp.B	39,005	761
Thompson Creek Metals Co. IncA	309,000	1,832
Worthington Industries, Inc.	566,344	10,104

		77,551

Paper & Forest Products - 0.68%
Buckeye Technologies, Inc.	98,300	3,186
Domtar Corp.	73,680	6,446
Louisiana-Pacific Corp.	982,420	8,891
PH Glatfelter Co.	118,700	1,849
Schweitzer-Mauduit International, Inc.	40,400	2,740

		23,112

Total Materials		225,958

TELECOMMUNICATION SERVICES - 0.25%
Diversified Telecommunication Services - 0.06%
Cincinnati Bell, Inc.	512,480	1,947

Wireless Telecommunication Services - 0.19%
Iridium Communications, Inc.A	183,000	1,609
Telephone & Data Systems, Inc.	110,063	2,673
US Cellular Corp.A	56,600	2,220

		6,502

Total Telecommunication Services		8,449

UTILITIES - 4.03%
Electric Utilities - 2.94%
Black Hills Corp.	98,570	3,254
El Paso Electric Co.	225,830	6,919
Great Plains Energy, Inc.	1,093,010	22,319
Hawaiian Electric Industries, Inc.	293,590	7,792
IDACORP, Inc.	192,560	7,845

	Shares	Fair Value

		(000’s)
NorthWestern Corp.	187,860	$6,673
NV Energy, Inc.	562,233	9,361
Otter Tail Corp.	74,260	1,631
PNM Resources, Inc.	318,510	5,975
Portland General Electric Co.	963,624	24,891
TECO Energy, Inc.	19,335	348
Unisource Energy Corp.	93,820	3,415

		100,423

Gas Utilities - 0.54%
Atmos Energy Corp.	153,050	4,986
Energen Corp.	40,003	2,095
UGI Corp.	164,120	4,789
WGL Holdings, Inc.	160,130	6,424

		18,294

Multi-Utilities - 0.55%
Avista Corp.	148,530	3,927
Vectren Corp.	35,550	1,047
Westar Energy, Inc.	486,890	13,969

		18,943

Total Utilities		137,660

Total Common Stock (Cost $2,878,961)		3,298,226

SHORT-TERM INVESTMENTS- 3.22%
American Beacon U.S. Government Money Market Select FundD	20,000,000	20,000
JPMorgan U.S. Government Money Market Fund	90,085	90,085

Total Short-Term Investments (Cost $110,085)		110,085

SECURITIES LENDING COLLATERAL - 4.54%
American Beacon U.S. Government Money Market Select FundD	145,964,810	145,965
DWS Government and Agency Securities Portfolio	9,074,164	9,074

Total Securities Lending Collateral (Cost $155,039)		155,039

TOTAL INVESTMENTS -104.32% (Cost $3,144,085)		3,563,350

LIABILITIES, NET OF OTHER ASSETS - (4.32%)		(147,459)

TOTAL NET ASSETS - 100.00%		$3,415,891

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan at 4/30/2012.

C REIT - Real Estate Investment Trust.

D The Fund is affiliated by having the same investment advisor.

See accompanying notes
11

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

Futures Contracts Open on April 30, 2012:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Future	Long	1,365	June, 2012	$ 111,234	$ 887

				$ 111,234	$ 887

See accompanying notes
12

American Beacon Small Cap Value FundSM

Statement of Assets and Liabilities

April 30, 2012 (in thousands, except share and per share amounts) (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value A C	$3,397,385
Investments in affiliated securities, at fair value B	165,965
Deposit with brokers for futures contracts	7,890
Receivable for investments sold	17,494
Dividends and interest receivable	740
Receivable for fund shares sold	3,624
Prepaid expenses	109

Total assets	3,593,207

Liabilities:
Payable for investments purchased	9,067
Payable for variation margin from open futures contracts	1,173
Payable upon return of securities loaned	155,039
Payable for fund shares redeemed	6,512
Management and investment advisory fees payable (Note 2)	4,142
Administrative service and service fees payable (Note 2)	895
Professional fees payable	11
Other liabilities	477

Total liabilities	177,316

Net assets	$3,415,891

Analysis of Net Assets:
Paid-in-capital	3,024,427
Undistributed net investment income	7,812
Accumulated net realized loss	(36,500)
Unrealized appreciation of investments and futures contracts	420,152

Net assets	$3,415,891

Shares outstanding (no par value):
Institutional Class	104,173,677

Y Class	1,758,300

Investor Class	39,914,960

Advisor Class	1,750,768

Retirement Class	257,557

A Class	136,945

C Class	84,194

AMR Class	16,481,809

Net asset value, offering and redemption price per share:
Institutional Class	$20.90

Y Class	$20.76

Investor Class	$20.38

Advisor Class	$20.27

Retirement Class	$20.00

A Class (offering price $21.50)	$20.27

C Class	$20.07

AMR Class	$20.83

A Cost of investments in unaffiliated securities	$2,978,120
B Cost of investments in affiliated securities	$165,965
C Market value of securities on loan	$151,446

See accompanying notes
13

American Beacon Small Cap Value FundSM

Statement of Operations

For the Six Months Ended April 30, 2012 (in thousands) (Unaudited)

Investment Income:
Dividend income from unaffiliated securities (net of foreign taxes)A	$26,423
Dividend income from affiliated securities	7
Interest income	3
Income derived from securities lending, net	1,290

Total investment income	27,723

Expenses:
Management and investment advisory fees (Note 2)	7,620
Administrative service fees (Note 2):
Institutional Class	3,053
Y Class	52
Investor Class	1,247
Advisor Class	50
Retirement Class	6
A Class	4
C Class	3
AMR Class	91
Transfer agent fees:
Institutional Class	19
Investor Class	21
Advisor Class	1
Retirement Class	1
A Class	1
C Class	1
AMR Class	1
Custody and fund accounting fees	209
Professional fees	55
Registration fees and expenses	49
Service fees (Note 2):
Y Class	17
Investor Class	1,523
Advisor Class	42
Retirement Class	5
A Class	2
C Class	1
Distribution fees (Note 2):
Advisor Class	42
Retirement Class	10
A Class	3
C Class	7
Prospectus and shareholder reports	187
Insurance fees	38
Trustee fees	104
Other expenses	84

Total expenses	14,549

Net investment income	13,174

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	111,614
Commission recapture (Note 3)	48
Futures contracts	30,960
Change in net unrealized appreciation or (depreciation) of:
Investments	221,680
Futures contracts	(12,866)

Net gain on investments	351,436

Net increase in net assets resulting from operations	$364,610

A Foreign taxes	$67

See accompanying notes
14

American Beacon Small Cap Value FundSM

Statement of Changes of Net Assets (in thousands)

	Six Months Ended April 30, 2012	Year Ended October 31, 2011

	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$13,174	$12,296
Net realized gain from investments and futures contracts	142,622	273,996
Change in net unrealized appreciation or (depreciation) of investments and futures contracts	208,814	(135,769)

Net increase in net assets resulting from operations	364,610	150,523

Distributions to Shareholders:
Net investment income:
Institutional Class	(8,493)	(7,510)
Y Class	(185)	(4)
Investor Class	(197)	(3,709)
Advisor Class	–	(117)
Retirement Class	(14)	(1)
A Class	(4)	–
AMR Class	(2,114)	(2,000)

Net distributions to shareholders	(11,007)	(13,341)

Capital Share Transactions:
Proceeds from sales of shares	531,542	1,125,906
Reinvestment of dividends and distributions	10,798	13,190
Cost of shares redeemed	(572,471)	(920,005)
Net increase (decrease) in net assets from capital share transactions	(30,131)	219,091

Net increase in net assets	323,472	356,273

Net Assets:
Beginning of period	3,092,419	2,736,146

End of Period *	$3,415,891	$3,092,419

*Includes undistributed net investment income of	$7,812	$6,430

See accompanying notes
15

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), which is comprised of 24 Funds, is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon Small Cap Value Fund (the “Fund”), a series of the Trust.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000
Y Class	Investors making an initial investment of $100,000
Investor Class	General public and investors investing directly or through an intermediary
Advisor Class	Investors investing through an intermediary
Retirement Class	Investors investing through an intermediary
A Class	General public and investors investing through an intermediary with applicable sales charge
C Class	General public and investors investing through an intermediary with applicable sales charge
AMR Class	Investors in the tax-exempt retirement and benefit plans of the Manager, AMR Corporation, and its affiliates

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative service fees, service fees, and distribution fees and vary amongst the classes as described more fully in Note 2.

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. generally accepted accounting principles, (“U.S. GAAP”) and International Financial Reporting Standards (“IFRSs”). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRSs. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

Management has evaluated the implications of these changes and determined that the impact will only affect the disclosure requirements related to the financial statements.

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory, fund management, and securities lending

16

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

services. Investment assets of the Fund are managed by multiple investment advisors which have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Fund an annualized fee equal to 0.05% of the average daily net assets plus amounts paid by the Manager to the unaffiliated investment advisors hired by the Manager to direct investment activities of the Fund. Management fees paid during the six months ended April 30, 2012 were as follows (dollars in thousands):

Management Fee Rate	Management Fee	Amounts paid to Investment Advisors	Net Amounts Retained by Manager

0.30%-0.60%	$7,620	$6,797	$823

As compensation for services provided by the Manager in connection with securities lending activities, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 25% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee up to 25% of such loan fees. This fee is netted against securities lending income in the Statement of Operations. During the six months ended April 30, 2012, securities lending fees paid to the Manager were $140,438.

Administrative Services Agreement

The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to the Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Institutional, Y, Investor, Advisor, and Retirement Classes of the Fund, 0.40% of the average daily net assets of the A and C Classes of the Fund, and 0.05% of the average daily net assets of the AMR Class of the Fund.

Distribution Plans

The Fund, except for the Advisor, Retirement, A, and C Classes of the Fund, has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees will be charged to the Fund for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, Retirement, A, and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes, 0.50% of the average daily net assets of the Retirement Class, and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, Advisor, Retirement, A, and C Classes. As compensation for performing the duties required under the Service Plans, the Manager receives 0.10% of the average daily net assets of the Y Class, 0.15% of the average daily net assets of the A and C Classes, 0.25% of the average daily net assets of the Advisor and Retirement Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

17

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

Investment in Affiliated Funds

The Fund may invest in the American Beacon Money Market Select Fund (the “MM Select Fund”) and the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”), (collectively the “Select Funds”). Cash collateral received by the Fund in connection with securities lending may be invested in the Select Funds. The Select Funds and the Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the Select Funds and receives from the Select Funds an annualized fee of 0.09% of the average daily net assets of the Select Funds. During the six months ended April 30, 2012, the Manager earned fees from the Select Funds totaling $9,954 on the Fund’s direct investment in the Select Funds and $84,837 from the Fund’s securities lending collateral invested in the Select Funds.

Interfund Lending Program

Pursuant to an exemptive order by the Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating Funds. During the six months ended April 30, 2012, the Fund did not participate in the program.

Expense Reimbursement Plan

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’ average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. During the six months ended April 30, 2012, the A and C Classes waived $224 and $109, respectively. The Fund has not recorded a liability for potential reimbursements, due to the current assessment that a reimbursement is unlikely.

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Investments in mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates fair value.

Securities for which market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized, but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

18

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or

19

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Fund’s assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Fund.

The Fund’s investments are summarized by level based on the inputs used to determine their values. U.S. GAAP also requires all significant transfers between any levels to be disclosed. During the six months ended April 30, 2012, there were no significant transfers into or out of any level for the Fund. As of April 30, 2012, the Fund’s investments were classified as described below (in thousands):

	XXXXXXXXX	XXXXXXXXX	XXXXXXXXX	XXXXXXXXX
	Level 1	Level 2	Level 3	Total
Common Stock	$3,298,226	$-	$-	$3,298,226
Short-Term Investments	110,085	-	-	110,085
Securities Lending Collateral invested in Money Market Funds	155,039	-	-	155,039

Total Investments in Securities	$3,563,350	$-	$-	$3,563,350

Futures Contracts	$ 887	$-	$-	$ 887

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the NAV. The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Dividends to Shareholders

Dividends from net investment income of the Fund normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

20

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain in the Fund’s Statement of Operations.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

4. Securities and Other Investments

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Fund re-characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

5. Financial Derivative Instruments

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

21

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as Cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

Fair Values of Derivative Instruments not accounted for as hedging instruments as of April 30, 2012 (in thousands):

Statement of Assets and Liabilities	Derivatives	Fair Value
Unrealized appreciation of investments and futures contracts	Equity Contracts*	$ 887

Effect of derivative instruments not accounted for as hedging instruments for the six months ended April 30, 2012 (in thousands):

Statement of Operations	Derivatives	Balance
Net realized gain (loss) from futures contracts	Equity Contracts	$ 30,960
Change in net unrealized appreciation or (depreciation) of futures contracts	Equity Contracts	(12,866)

*Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

6. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2011 remains subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid during the six months ended April 30, 2012 and the fiscal year ended October 31, 2011 were as follows (in thousands):

	Six Months Ended April 30, 2012	Year Ended October 31, 2011
	(unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$ 8,493	$7,510
Y Class	185	4
Investor Class	197	3,709
Advisor Class	-	117
Retirement Class	14	-
A Class	4	1
AMR Class	2,114	2,000

Total distributions paid	$11,007	$13,341

* For tax purposes, short-term capital gains are considered ordinary income distributions.

22

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

As of April 30, 2012, the components of distributable earnings (deficits) on a tax basis were as follows (in thousands):

Cost basis of investments for federal income tax purposes	$3,186,704

Unrealized appreciation	522,950
Unrealized depreciation	(146,304)

Net unrealized appreciation or (depreciation)	376,646

Undistributed ordinary income	4,438
Accumulated long-term gain or (loss)	9,491
Other temporary differences	889

Distributable earnings (deficits)	$391,464

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation or (depreciation) are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gains or (losses) on certain derivative instruments, and reclassifications of income from real estate investment securities.

Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. generally accepted accounting principles and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from reclassifications of income from real estate investment securities as of April 30, 2012 (in thousands):

Paid-in-capital	$162
Undistributed net investment income	(785)
Accumulated net realized gain (loss)	623
Unrealized appreciation or (depreciation) of investments and futures contracts	-

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the RIC MOD, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Finally, the RIC MOD contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions. Except for the simplification provisions related to RIC qualification, the RIC MOD is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

As of April 30, 2012, the Fund did not have capital loss carryforward positions. The Fund utilized $118,516 of net capital loss carryforwards for the six months ended April 30, 2012 (in thousands).

23

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

4. Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended April 30, 2012 were (in thousands) $867,310 and $755,356, respectively.

A summary of the Fund’s direct transactions and security lending collateral transactions in the Select Funds for the six months ended April 30, 2012 is set forth below (in thousands):

Type of Transaction	Affiliate	October 31, 2011 Shares/Fair Value	Purchases	Sales	April 30, 2012 Shares/Fair Value
Direct	USG Select Fund	$20,000	$-	$-	$20,000
Securities Lending	USG Select Fund	180,689	251,680	286,404	145,965

5. Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked to market daily. Daily mark to market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds, and other short-term investments, provided the investments meet certain quality and diversification requirements.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retain 75%, 15%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive any income associated with that security and any gain or loss in the market price that may occur during the term of the loan.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2012, the value of outstanding securities on loan and the value of collateral was as follows (in thousands):

Market Value of Securities on Loan	Non-Cash Collateral	Cash Collateral Posted by Borrower
$ 151,446	$ -	$155,039

24

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

Cash collateral is listed in the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in Income derived from securities lending in the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

6. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund (dollars and shares in thousands):

For the Six Months Ended April 30, 2012

	Institutional Class			Y Class			Investor Class			Advisor Class
	Shares	Amount		Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	15,410	$309,770		463	$9,016		3,688	$72,520		355	$6,900
Reinvestment of dividends	434	8,287		10	185		11	194		-	-
Shares redeemed	(9,969)	(199,461)		(282)	(5,723)		(10,036)	(195,733)		(424)	(8,069)

Net increase (decrease) in shares outstanding	5,875	$118,596		191	$3,478		(6,337)	$(123,019)		(69)	$(1,169)

	Retirement Class			AMR Class			A Class			C Class
	Shares	Amount		Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	178	$3,292		6,732	$128,409		58	$1,131		26	$504
Reinvestment of dividends	1	14		111	2,114		0	4		-	-
Shares redeemed	(22)	(437)		(8,468)	(162,560)		(21)	(430)		(3)	(58)

Net increase (decrease) in shares outstanding	157	$2,869		(1,625)	$(32,037)		37	$705		23	$446

For the Year Ended October 31, 2011
	Institutional Class			Y Class			Investor Class			Advisor Class
	Shares	Amount		Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	32,139	$624,258		1,690	$33,343		14,401	$280,691		762	$14,511
Reinvestment of dividends	372	7,454		0	5		185	3,613		6	117
Shares redeemed	(16,620)	(326,085)	*	(176)	(3,142)		(20,730)	(395,525)	*	(811)	(15,684)

Net increase (decrease) in shares outstanding	15,891	$305,627		1,514	$30,206		(6,144)	$(111,221)		(43)	$(1,056)

	Retirement Class			AMR Class			A Class			C Class
	Shares	Amount		Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	95	$1,761		8,795	$167,845		122	$2,379		61	$1,118
Reinvestment of dividends	0	1		100	2,000		0	0		0	0
Shares redeemed	(15)	(261)		(8,847)	(178,901)	*	(23)	(406)		0	(1)

Net increase (decrease) in shares outstanding	80	$1,501		48	$(9,056)		99	$1,973		61	$1,117

25

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class						Y Class

	Six Months Ended April 30,	Year Ended October 31,					Six Months Ended April 30,	Year Ended October 31,		August 3 to October 31,
	2012	2011	2010	2009	2008	2007	2012	2011	2010	2009
	(unaudited)						(unaudited)
Net asset value, beginning of period	$18.75	$17.84	$14.39	$12.53	$22.10	$22.53	$18.66	$17.76	$14.37	$14.03

Income from investment operations:
Net investment income (loss)	0.08	0.08	0.08	0.10	0.25	0.22	0.08	0.06	0.14	0.00
Net gains (losses) from securities (both realized and unrealized)	2.15	0.92	3.46	1.96	(7.13)	1.10	2.13	0.92	3.36	0.34

Total income (loss) from investment operations	2.23	1.00	3.54	2.06	(6.88)	1.32	2.21	0.98	3.50	0.34

Less distributions:

Dividends from net investment income	(0.08)	(0.09)	(0.09)	(0.20)	(0.22)	(0.19)	(0.11)	(0.08)	(0.11)	–
Distributions from net realized gains on securities	–	–	–	–	(2.47)	(1.56)	–	–	–	–

Total distributions	(0.08)	(0.09)	(0.09)	(0.20)	(2.69)	(1.75)	(0.11)	(0.08)	(0.11)	–

Net asset value, end of period	$20.90	$18.75	$17.84	$14.39	$12.53	$22.10	$20.76	$18.66	$17.76	$14.37

Total return A,B	11.96%C	5.57%	24.71%	16.97%	(34.84)%	6.10%	11.88%C	5.49%	24.44%	2.42%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$2,177,621	$1,843,285	$1,470,084	$1,040,805	$826,232	$1,413,734	$36,509	$29,234	$931	$1

Ratios to average net assets (annualized):
Expenses, net of waivers	0.81%	0.82%	0.81%	0.84%	0.81%	0.80%	0.91%	0.94%	0.91%	1.11%D
Expenses before waivers	0.81%	0.82%	0.81%	0.84%	0.81%	0.80%	0.91%	0.94%	0.91%	1.11%D

Net investment income (loss), net of waivers	0.87%	0.47%	0.52%	0.87%	1.36%	0.94%	0.77%	0.30%	0.39%	0.03%D

Net investment income (loss), before waivers	0.87%	0.47%	0.52%	0.87%	1.36%	0.94%	0.77%	0.30%	0.39%	0.03%D
Portfolio turnover rate	24%C	59%	59%	61%	62%	52%	24%C	59%	59%	61%E

A May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net assets for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

C Not annualized.

D Annualized.

E Portfolio turnover rate is for the period from November 1, 2008 through October 31, 2009.

F Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

26

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

Investor Class							Advisor Class

Six Months Ended April 30, 2012		Year Ended October 31,					Six Months Ended April 30, 2012		Year Ended October 31,
		2011	2010	2009	2008	2007			2011	2010	2009	2008	2007
(unaudited)							(unaudited)

$18.23		$17.40	$14.05	$12.22	$21.62	$22.08	$18.15		$17.33	$13.97	$12.13	$21.46	$21.94

0.05		0.02	0.03	0.08	0.20	0.16	0.04		(0.01)	0.01	0.06	0.16	0.10

2.10		0.88	3.37	1.91	(6.97)	1.07	2.08		0.89	3.35	1.90	(6.93)	1.07

2.15		0.90	3.40	1.99	(6.77)	1.23	2.12		0.88	3.36	1.96	(6.77)	1.17

0.00		(0.07)	(0.05)	(0.16)	(0.16)	(0.13)	–		(0.06)	–	(0.12)	(0.09)	(0.09)

–		–	–	–	(2.47)	(1.56)	–		–	–	–	(2.47)	(1.56)

0.00		(0.07)	(0.05)	(0.16)	(2.63)	(1.69)	–		(0.06)	–	(0.12)	(2.56)	(1.65)

$20.38		$18.23	$17.40	$14.05	$12.22	$21.62	$20.27		$18.15	$17.33	$13.97	$12.13	$21.46

11.76%C		5.14%	24.21%	16.59%	(35.04)%	5.83%	11.68%C		5.07%	24.05%	16.41%	(35.19)%	5.55%

$813,294		$843,400	$911,737	$719,239	$699,670	$1,316,188	$35,492		$33,032	$32,295	$28,333	$33,479	$69,112

1.18%		1.17%	1.18%	1.15%	1.06%	1.05%	1.31%		1.32%	1.32%	1.31%	1.31%	1.32%
1.18%		1.17%	1.18%	1.15%	1.06%	1.05%	1.31%		1.32%	1.32%	1.34%	1.31%	1.32%

0.51%		0.12%	0.17%	0.59%	1.12%	0.70%	0.38%		(0.02)%	0.03%	0.48%	0.86%	0.43%

0.51%		0.12%	0.17%	0.59%	1.12%	0.70%	0.38%		(0.02)%	0.03%	0.44%	0.86%	0.43%
24%	C	59%	59%	61%	62%	52%	24%	C	59%	59%	61%	62%	52%

27

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Retirement Class				A Class			C Class

	Six Months Ended April 30, 2012	2011	2010	May 1 to October 31, 2009	Six Months Ended April 30, 2012	2011	May 17 to October 31, 2010	Six Months Ended April 30, 2012	2011	September 1 to October 31, 2010
	(unaudited)				(unaudited)			(unaudited)
Net asset value, beginning of period	$18.01	$17.23	$13.95	$11.58	$18.19	$17.39	$17.33	$18.04	$17.37	$15.62

Income from investment operations:

Net investment income (loss)	0.05	0.02	0.04	(0.02)	0.04	0.03	0.00	(0.02)	(0.04)	(0.01)

Net gains (losses) from securities (both realized and unrealized)	2.01	0.81	3.28	2.39	2.08	0.83	0.06	2.05	0.74	1.76

Total income (loss) from investment operations	2.06	0.83	3.32	2.37	2.12	0.86	0.06	2.03	0.70	1.75

Less distributions:

Dividends from net investment income	(0.07)	(0.05)	(0.04)	–	(0.04)	(0.06)	–	–	(0.03)	–

Distributions from net realized gains on securities	–	–	–	–	–	–	–	–	–	–

Total distributions	(0.07)	(0.05)	(0.04)	–	(0.04)	(0.06)	–	–	(0.03)	–

Net asset value, end of period	$20.00	$18.01	$17.23	$13.95	$20.27	$18.19	$17.39	$20.07	$18.04	$17.37

Total return A,B	11.49%C	4.79%	23.82%	20.47%C	11.62%C	4.92%	0.35%C	11.25%C	4.00%	11.20%C

Ratios and supplemental data:

Net assets, end of period (in thousands)	$5,152	$1,817	$360	$1	$2,775	$1,822	$18	$1,689	$1,106	$6

Ratios to average net assets (annualized):
Expenses, net of waivers	1.58%	1.62%	1.54%	1.53%D	1.38%	1.57%	1.28%D	2.15%	2.60%	2.10%D
Expenses before waivers	1.58%	1.62%	1.54%	1.53%D	1.40%	1.57%	1.28%D	2.16%	2.60%	2.69%D

Net investment income (loss), net of waivers	0.04%	(0.35)%	(0.20)%	(0.28)%D	0.29%	(0.32)%	0.01%D	(0.49)%	(1.36)%	(1.28)%D

Net investment income (loss), before waivers	0.04%	(0.35)%	(0.20)%	(0.28)%D	0.27%	(0.32)%	0.01%D	(0.50)%	(1.36)%	(1.86)%D
Portfolio turnover rate	24%C	59%	59%	61%E	24%C	59%	59%F	24%C	59%	59%F

A May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net assets for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

C Not annualized.

D Annualized.

E Portfolio turnover rate is for the period from November 1, 2008 through October 31, 2009.

F Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

28

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

AMR Class

Six Months Ended April 30,	Year Ended October 31,
2012	2011	2010	2009	2008	2007
(unaudited)

$18.71	$17.76	$14.32	$12.48	$22.05	$22.48

0.17	0.13	0.18	0.11	0.33	0.30

2.08	0.92	3.38	1.97	(7.15)	1.08

2.25	1.05	3.56	2.08	(6.82)	1.38

(0.13)	(0.10)	(0.12)	(0.24)	(0.28)	(0.25)

–	–	–	–	(2.47)	(1.56)

(0.13)	(0.10)	(0.12)	(0.24)	(2.75)	(1.81)

$20.83	$18.71	$17.76	$14.32	$12.48	$22.05

12.09%C	5.85%	25.00%	17.30%	(34.71)%	6.39%

$343,359	$338,723	$320,715	$271,066	$209,927	$411,406

0.56%	0.56%	0.57%	0.59%	0.56%	0.54%
0.56%	0.56%	0.57%	0.59%	0.56%	0.54%

1.15%	0.72%	0.76%	1.11%	1.62%	1.21%

1.15%	0.72%	0.76%	1.11%	1.62%	1.21%
24%C	59%	59%	61%	62%	52%

29

Delivery of Documents

eDelivery is NOW AVAILABLE- Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Summary Prospectus, Annual Report and Semi-Annual Report, by email. If you are interest in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail: american_beacon.funds@ambeacon.com	On the Internet: Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional Class Call (800) 658-5811 AMR ClassSM Call (800) 345-2345 Investor Class®, Retirement, and Advisor Class Call (800) 388-3344	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090. A complete schedule of the Fund’s portfolio holdings is also available on the Funds’ website (www.americanbeaconfunds.com) approximately twenty days after the end of each month.

Availability of Proxy Voting Policy and Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website (www.americanbeaconfunds.com) and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Small Cap Value Fund are service marks of American Beacon Advisors, Inc.

SAR 04//12

GUIDANCE | VISION | EXPERIENCE

American Beacon FUNDS℠

Semi-Annual Report

April 30, 2012

EMERGING MARKETS FUND

INTERNATIONAL EQUITY FUND

About American Beacon Advisors	Contents

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.	Message from American Beacon	1
	Market and Performance Overviews	2-8
	American Beacon Schedules of Investments
	Emerging Markets	10
	International Equity	15
	Additional Information	Back Cover

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor's strategies and the Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

Investing in foreign equities entails additional risk not associated with domestic equities, such as currency fluctuations, economic and political instability and differences in accounting standards. The risks of investing in foreign equities are heightened when investing in emerging markets.

American Beacon Funds	April 30, 2012

Dear Shareholders,

Over the past six months, the global equity markets generally rallied. The overall market volatility that characterized so much of 2011 continued through November and December but eased in the first months of 2012. Among other things, action in Europe to address Greece’s debt and policy efforts designed to help stabilize the broader European financial system helped reassure investors and the world markets through April.

Nonetheless, the last six months have highlighted the potential benefits to long-term investors of owning funds that are able to participate in the market’s upward movement, while seeking to protect value when the markets turn down.

For the six-month period ended April 30, 2012:

- American Beacon Emerging Markets Fund (Institutional Class) returned 3.69%.

- American Beacon International Equity Fund (Institutional Class) returned 4.08%.

With continued uncertainty in the European Union and an upcoming Presidential election, we may again see further market gyrations in the months to come. Regardless of headlines, American Beacon remains focused on seeking opportunities and meeting market challenges to deliver the type of consistency in performance and service that our shareholders value.

Thank you for your continued investment in the American Beacon Funds. For additional information about the Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

1

Emerging Markets Overview

April 30, 2012 (Unaudited)

For the six months ended April 30, 2012, the MSCI Emerging Markets Index gained a modest 3.93%.

In late 2011, the ongoing sovereign debt crisis and rising fears of a wider recession in Europe weighed on global equities, including emerging markets. Data pointing to a sharper-than-expected slowdown in China also worried investors. In general, inflation fears subsided and were replaced by growth fears. Oil prices rose over the last three months of 2011, and most emerging market currencies fell against the U.S. dollar.

In particular, emerging markets suffered in November and December as China and India continued to report weaker macroeconomic data than expected. Investor sentiment turned disproportionately negative in India as growth slowed and lower tax revenue strained the fiscal balance sheet. As an insulated economy, India is not as vulnerable as major export markets to a global slowdown, but it does rely on investment flows to boost capital investment. Investors appeared skeptical about the country’s growth story, and the market fell at the close of the year under steady selling pressure.

At the beginning of 2012, the global equity market shook off its malaise and staged a sharp reversal with one of its strongest rallies in two decades. A combination of factors contributed to the rebound. The European Central Bank’s Long-Term Refinancing Operation effectively took the worst-case scenario off the table, recapitalized the banks and demonstrated that eurozone leaders would ultimately back up their words with effective coordinated action. There was also an orderly restructuring of Greek debt, with a majority of private investors accepting a massive cut to principal. Japan continued to implement its own form of quantitative easing, which helped exports through a weaker yen and provided support for the country’s continued recovery. This new liquidity, combined with fairly positive U.S. economic data, resulted in money in the system searching for higher returns than those available from fixed-income investments.

In March, the markets slowed again as China lowered its forecast for gross domestic product (GDP) and oil prices continued to climb. The early-spring stall in global equity markets continued and,

in many cases, slightly intensified in April. Just as investors were moving beyond 2011’s problems — specifically, the debt crisis in the eurozone, fears of a double-dip recession in the U.S. and a slowdown in China — some version of the same issues hurt sentiment in April.

Because sentiment has been so volatile, the market has been very difficult to forecast over the short term. However, we believe the short-term negative sentiment is extreme and presents an interesting entry point for long-term investors. There are also encouraging signs that investors are beginning to pay attention to the fundamental differences between countries and companies. Over the past six months, the unusually high correlation between equities and commodities since the 2008 global financial crisis has begun to show signs of breaking down. The rise in equities since October has not lifted all commodities equally, a healthy indicator that some investors are paying attention to fundamentals in contrast to the extraordinary risk-on, risk-off appetite that contributed to the volatility of the past four years. With most developed countries struggling to recover and credit less accessible than it was in the last decade, emerging markets may be entering an era that will be marked by more moderate GDP growth, more volatile business cycles and the gradual breakup of the herd behavior that has marked the last several years. As investors pay greater attention to the fundamentals distinguishing one country from another, country allocation decisions may be better rewarded.

2

American Beacon Emerging Markets Fund SM

Performance Overview

April 30, 2012 (Unaudited)

The Institutional Class of the Emerging Markets Fund (the “Fund”) returned 3.69% for the six months ended April 30, 2012. The Fund underperformed the MSCI Emerging Markets Index (the “Index”) return of 3.93% and the Lipper Emerging Markets Funds Index return of 5.92% for the period.

	Annualized Total Returns Periods Ended 4/30/12

	6 Months*	1 Year	5 Years	10 Years
Institutional Class(1,7)	3.69%	-15.30%	1.64%	12.44%
Y Class (1,2,7)	3.54%	-15.49%	1.57%	12.40%
Investor Class(1,3,7)	3.55%	-15.64%	1.26%	12.08%
A Class with sales charge (1,4,7)	-2.39%	-20.48%	.06%	11.42%
A Class without sales charge (1,4,7)	3.56%	-15.65%	1.25%	12.08%
C Class with sales charges (1,5,7)	2.12%	-17.23%	1.01%	11.94%
C Class without sales charge (1,5,7)	3.12%	-16.23%	1.01%	11.94%
AMR Class(1,7)	3.80%	-15.28%	1.79%	12.65%
MSCI Emg Mkts Index(6)	3.93%	-12.61%	3.48%	13.92%
Lipper Emg Mkts Funds Index(6)	5.92%	-11.58%	2.14%	13.22%

* Not annualized

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the Institutional Class has been waived since 2010. Performance prior to waiving fees was lower than the actual returns shown.

2.

Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 4/30/02 up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/02. A portion of the fees charged to the Y Class has been waived since 2010. Performance prior to waiving fees was lower than the actual returns shown.

3.

Fund performance for the ten-year period represent the returns achieved by the Institutional Class from 4/30/02 up to 10/1/02, the inception date of the Investor Class, and the returns of the Investor Class since its inception. Expenses of the Investor Class are higher than those of the Institutional Class. Therefore, total returns shown may be higher than they would have been had the Investor Class been in existence since 4/30/02. A portion of the fees charged to the Investor Class of the Fund was waived in 2004 to 2005, and since 2010 and recouped in 2006. Performance prior to fee waivers and fee recoupment is different than the actual returns shown.

4.	Fund performance for the five-year and ten-year periods represent returns achieved by the Institutional Class from 4/30/02 through

10/1/02, the Investor Class from 10/1/02 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Institutional and Investor Classes. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/02. A portion of the fees charged to the A Class has been waived since 2010. Performance prior to waiving fees was lower than the actual returns shown. The maximum sales charge for A Class is 5.75%.

5.

Fund performance for the five-year and ten-year periods represent returns achieved by the Institutional Class from 4/30/02 through 10/1/02, the Investor Class from 10/1/02 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Institutional and Investor Classes. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/02. A portion of the fees charged to the C Class has been waived since 2010. Performance prior to waiving fees was lower than the actual returns shown. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.

6.

The MSCI Emerging Markets Index is a market capitalization weighted index composed of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa. The Lipper Emerging Market Funds Index tracks the results of the 30 largest mutual funds in the Lipper Emerging Market Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

7.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, C, and AMR Class shares was 1.56%, 1.69%, 1.85%, 2.98%, 26.97%, and 1.32%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index over the six-month period as a result of poor stock selection. Country allocation added value for the period.

Stock selections in South Korea and China led to the relative underperformance, despite positive selections in Malaysia. In South Korea, underperformance stemmed from investments in Korea Electric Power Corp. (down 15.2%) and Kb Financial Group, Inc. (down 11.3%). Chinese investments Sinotrans Ltd. (down 18.4%) and Renhe Commercial Holdings Co Ltd. (down 59.4%) also detracted for the period. Positive contributors in Malaysia, including Proton Holdings Bhd (up 103.2%), added value for the period.

Relative contribution from country allocation was positive for the six-month period, benefiting from overweighting the Philippines (up 21.1%). Underweighting Colombia (up 22.5%) and overweighting India (down 9.7%) detracted from relative performance during the period.

3

American Beacon Emerging Markets FundSM

Performance Overview

April 30, 2012 (Unaudited)

The Fund’s basic philosophy remains focused on investing in attractively valued companies with above-average earnings growth expectations.

Top Ten Holdings

% of Net Assets
Petroleo Brasileiro S.A.	3.1%
Samsung Electronics Co. Ltd.	2.8%
Lukoil OAO	2.3%
Gazprom OAO	2.2%
KB Financial Group, Inc.	1.6%
China Mobile Ltd.	1.6%
POSCO	1.5%
Hyundai Motor Co. Ltd.	1.4%
Embraer S.A.	1.4%
Banco Santander Brasil S.A.	1.3%

Sector Allocation

% of Equities
Financials	22.5%
Information Technology	12.0%
Energy	11.9%
Consumer Staples	10.0%
Telecommunication Services	9.9%
Consumer Discretionary	8.8%
Materials	8.8%
Industrials	8.2%
Utilities	6.1%
Health Care	1.8%

Country Allocation

Country Allocation

% of Equities
South Korea	18.0%
Hong Kong/China	17.6%
Brazil	14.8%
India	7.9%
Taiwan	7.1%
Russia	5.5%
South Africa	5.3%
Mexico	3.5%
Turkey	3.4%
Philippines	2.7%
Indonesia	2.6%
Poland	1.7%
Thailand	1.7%
Malaysia	1.2%
Hungary	1.2%
United States	1.2%
Chile	1.0%
Czech Republic	0.9%
Austria	0.8%
Peru	0.6%
Singapore	0.3%
Japan	0.3%
Egypt	0.3%
Argentina	0.2%
Cayman Islands	0.1%
United Kingdom	0.1%

4

American Beacon Emerging Markets FundSM

Fund Expenses

April 30, 2012 (Unaudited)

Fund Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments and redemption fees, and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2011 through April 30, 2012.

Actual Expenses

The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional

Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

	Beginning Account Value 11/1/11	Ending Account Value 4/30/12	Expenses Paid During Period* 11/1/11-4/30/12

Institutional Class
Actual	$1,000.00	$1,036.86	$6.79
Hypothetical **	$1,000.00	$1,018.20	$6.72

Y Class
Actual	$1,000.00	$1,035.39	$7.29
Hypothetical **	$1,000.00	$1,017.70	$7.22

Investor Class
Actual	$1,000.00	$1,035.55	$8.91
Hypothetical **	$1,000.00	$1,016.11	$8.82

A Class
Actual	$1,000.00	$1,035.63	$9.01
Hypothetical **	$1,000.00	$1,016.01	$8.92

C Class
Actual	$1,000.00	$1,031.19	$12.88
Hypothetical **	$1,000.00	$1,012.18	$12.76

AMR Class
Actual	$1,000.00	$1,038.02	$6.74
Hypothetical **	$1,000.00	$1,018.25	$6.67

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.34%, 1.44%, 1.76%, 1.78%, 2.55% and 1.33% for the Institutional, Y, Investor, A, C and AMR Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half year period.

**	5% return before expenses.

5

International Equity Market Overview

April 30, 2012 (Unaudited)

During the six months ended April 30, 2012, stocks recovered from 2011’s autumn market turmoil, but the generally positive momentum was bookended by periods of weakness, resulting in a gain of only 2.44% for the MSCI EAFE Index.

Negative news at the beginning of the period included reports of slower growth in the U.S. and China, and a Belgian debt downgrade in Europe. However, renewed policy vigilance helped revive the stock markets. European leaders cut interest rates, expanded bank lending facilities, approved Greece’s second bailout, increased the region’s debt-crisis firewall and orchestrated a massive liquidity injection into the banking system through the Long-Term Refinancing Operation. The U.S. Federal Reserve Board anticipated keeping rates extraordinarily low through 2014 but stopped short of additional stimulus. In emerging markets, China and India announced further cuts to bank capital requirements.

Redoubled policy efforts helped stabilize the European financial system and supported nascent U.S. economic improvements. In the first quarter of 2012, international stocks had their best annual start in more than a decade. On the economic front, fourth quarter U.S. gross domestic product (GDP) growth was better than expected, unemployment claims fell, consumer confidence rose and indications of a recovery in the long-suffering housing market emerged. European economic trends remained divergent, with stronger northern countries remaining resilient while weaker southern countries generally contracted. Meanwhile, Chinese GDP growth matched analysts’ estimates but fell below 9% for the first time in more than two years.

However, market momentum faltered toward the end of the review period as renewed concerns about Europe’s fiscal crisis and global growth headwinds overshadowed continued policy vigilance. Amid rising populist backlash and growing concerns about the attainability of deficit reduction targets in Europe, Italian and Spanish bond yields rose and the cost of insuring Spain’s bonds against default reached a record. The Dutch cabinet resigned in the wake of a contentious austerity deal and socialist candidate Francois Hollande won a first-round victory in France’s presidential polls, which contributed further to rising investor anxiety.

Economic concerns also reemerged as Chinese and U.S. growth slowed and eurozone manufacturing contracted. Continued corporate profit strength and the International Monetary Fund’s slight upgrade of global growth forecasts helped offset gathering weakness. In this unsettled market environment, commodities and the euro declined for the period, while Treasuries and the U.S. dollar gained.

Looking forward, corporate profitability and balance sheets appear to be strong. If this profitability can be sustained, despite an environment of low developed-market growth, then equity valuations overall do not appear unduly stretched. However, macroeconomic and political risks remain high, the U.S. has yet to meaningfully address its fiscal issue, and in China the response to slowing growth is unlikely to be another sizeable construction stimulus.

6

American Beacon International Equity FundSM

Performance Overview

April 30, 2012 (Unaudited)

The Institutional Class of the International Equity Fund (the “Fund”) returned 4.08% for the six months ended April 30, 2012. The Fund outperformed the MSCI EAFE Index (the “Index”) return of 2.44%, but underperformed the Lipper International Funds Index return of 4.76% for the period.

	Annualized Total Returns Periods Ended 4/30/12

	6 Months*	1 Year	5 Years	10 Years
Institutional Class(1,8)	4.08%	-13.77%	-3.98%	5.77%
Y Class (1,2,8)	4.03%	-13.83%	-4.03%	5.75%
Investor Class(1,8)	3.84%	-14.07%	-4.30%	5.51%
Advisor Class (1,3,8)	3.74%	-14.26%	-4.54%	5.26%
Retirement Class (1,4,8)	3.69%	-14.29%	-4.59%	5.23%
A Class with sales charge (1,5,8)	-2.19%	-19.05%	-5.47%	4.87%
A Class without sales charge (1,5,8)	3.81%	-14.12%	-4.34%	5.49%
C Class with sales charge (1,6,8)	2.42%	-15.83%	-4.62%	5.34%
C Class without sales charge (1,6,8)	3.42%	-14.83%	-4.62%	5.34%
AMR Class(1,8)	4.16%	-13.57%	-3.75%	6.03%
Lipper Int’l. Funds Index(7)	4.76%	-12.99%	-3.24%	6.03%
MSCI EAFE Index (7)	2.44%	-12.83%	-4.72%	5.42%
*Not annualized

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2.

Fund performance for the five year and ten-year periods represent the returns achieved by the Institutional Class from 4/30/02 up to 8/3/09, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/02.

3.

Fund performance for the ten-year period represent the returns achieved by the Investor Class from 4/30/02 up to 5/1/03, the inception date of the Advisor Class, and the returns of the Advisor Class since its inception. Expenses of the Advisor Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the Advisor Class been in existence since 4/30/02. A portion of the fees charged to the Advisor Class of the Fund was waived in 2007 and 2009. Performance prior to waiving fees was lower than the actual returns shown for those period.

4.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/02 through 4/30/03 and the Advisor Class from 5/1/03 up to 5/1/09, the inception date of the Retirement Class, and the returns of the Retirement Class since its inception. Expenses of the Retirement Class are higher than those of the Advisor and Investor Classes. As a result, total returns shown may be higher than they would have been had the Retirement Class been in existence since 4/30/02. A portion of the fees charged to the Retirement Class of the Fund was waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010.

5.

Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/02 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/02. A portion of the fees charged to the A Class was waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010. The maximum sales charge for A Class is 5.75%.

6.

Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/02 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/02. A portion of the fees charged to the C Class was waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.

7.

The Lipper International Funds Index tracks the results of the 30 largest mutual funds in the Lipper International Funds category. Lipper is an independent mutual fund research and ranking service. The MSCI EAFE Index is a market capitalization weighted index of international stock performance composed of equities from developed markets excluding the U.S. and Canada. One cannot directly invest in an index.

8.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, Retirement, A, C, and AMR Class shares was 0.71%, 0.82%, 1.08%, 1.25%, 3.44%, 2.25%, 7.40%, and 0.46%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index over the six-month period due to stock selection, as country allocation detracted from relative performance.

Stock selections within the United Kingdom, Germany, and Hong Kong contributed to the Fund’s relative outperformance. In the United Kingdom, the Fund added value through investments in Rexam plc (up 25.0%), Petrofac Ltd. (up 23.2%), and Rolls-Royce Holdings plc (up 17.9%). Investments in Deutsche Post AG (up 21.5%) and Merck KGaA (up 18.6%) in Germany,

7

American Beacon International Equity FundSM

Performance Overview

April 30, 2012 (Unaudited)

and Esprit Holdings Ltd. (up 52.8% during the period the stock was held by the Fund) and Yue Yuen Industrial Holdings Ltd. (up 19.2%) in Hong Kong also benefited relative performance for the period. Stock selections in the Netherlands detracted from relative performance, including ING Groep N.V. (down 19.3%) and SBM Offshore N.V. (down 18.6%).

Country allocation hurt relative performance, specifically overweighting France (down 4.1%) and underweighting the top performing market for the period - Denmark (up 22.5%). The Fund added value through investing in South Korea (up 6.2%).

Although economic and market conditions vary from period to period, the Fund’s primary strategy of investing in undervalued companies with above-average earnings growth expectations remains consistent.

Top Ten Holdings

% of Net Assets
Sanofi	2.6%
Novartis AG Reg	2.3%
Royal Dutch Shell plc	1.9%
SAP AG	1.8%
British American Tobacco plc	1.8%
GlaxoSmithKline plc	1.7%
Total S.A.	1.6%
Unilever plc	1.5%
Deutsche Post AG Reg	1.5%
Rexam plc	1.4%

Sector Allocation

% of Equities
Financials	20.2%
Industrials	16.6%
Consumer Discretionary	11.4%
Energy	10.2%
Health Care	10.0%
Materials	9.9%
Consumer Staples	7.8%
Telecommunication Services	6.4%
Information Technology	5.8%
Utilities	1.7%

Regional Allocation*

*Shown as a percentage of equities

Region

Europe	74.9%
Asia	22.7%
North America	2.4%

8

American Beacon International Equity FundSM

Fund Expenses

April 30, 2012 (Unaudited)

Fund Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments and redemption fees, and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2011 through April 30, 2012.

Actual Expenses

The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charge (loads) or redemption fees. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

	Beginning Account Value 11/1/11	Ending Account Value 4/30/12	Expenses Paid During Period* 11/1/11-4/30/12

Institutional Class
Actual	$1,000.00	$1,040.78	$3.70
Hypothetical **	$1,000.00	$1,021.23	$3.67

Y Class
Actual	$1,000.00	$1,040.33	$4.16
Hypothetical **	$1,000.00	$1,020.79	$4.12

Investor Class
Actual	$1,000.00	$1,038.40	$5.57
Hypothetical **	$1,000.00	$1,019.39	$5.52

Advisor Class
Actual	$1,000.00	$1,037.44	$6.53
Hypothetical **	$1,000.00	$1,018.45	$6.47

Retirement Class
Actual	$1,000.00	$1,036.92	$7.34
Hypothetical **	$1,000.00	$1,017.65	$7.27

A Class
Actual	$1,000.00	$1,038.08	$6.38
Hypothetical **	$1,000.00	$1,018.60	$6.32

C Class
Actual	$1,000.00	$1,034.19	$10.01
Hypothetical **	$1,000.00	$1,015.02	$9.92

AMR Class
Actual	$1,000.00	$1,041.58	$2.39
Hypothetical **	$1,000.00	$1,022.53	$2.36

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.73%, 0.82%, 1.10%, 1.29%, 1.45%, 1.26%, 1.98% and 0.47% for the Institutional, Y, Investor, Advisor, Retirement, A, C and AMR Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half year period.

**	5% return before expenses.

9

American Beacon Emerging Markets FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)

ARGENTINA - 0.16%
COMMON STOCKS - (Cost $365)
Nortel Inversora S.A., ADR A	12,460	$210

AUSTRIA - 0.73%
COMMON STOCKS - (Cost $1,834)
Erste Group Bank AG	42,581	980

BRAZIL - 14.12%
COMMON STOCKS - 12.88%
Banco do Brasil S.A.	35,090	434
Banco Santander Brasil S.A., ADRA	218,420	1,764
Brasil Insurance Participacoes e Administracao S.A.	26,400	289
BRF - Brasil Foods S.A.B	35,310	646
Centrais Eletricas Brasileiras S.A.B	47,966	410
Centrais Eletricas Brasileiras S.A., ADRA B	100,100	853
Cielo S.A.	11,400	342
Companhia de Bebidas, ADRA	19,680	826
EDP - Energias do Brasil S.A.	2,200	15
Embraer S.A., ADRA	52,390	1,815
Fibria Celulose S.A.	8,900	72
Fibria Celulose S.A., ADRA	25,200	200
Gerdau S.A., ADRA	33,860	318
Grendene S.A.	20,940	108
Itau Unibanco Holding S.A.	17,400	246
Itau Unibanco Holding S.A., ADRA	53,670	842
JBS S.A.	69,700	274
Magnesita Refratarios S.A.	53,700	186
Marfrig Alimentos S.A.	93,200	513
MRV Engenharia e Participacoes S.A.	18,500	108
Oi S.A., ADRA	24,608	378
PDG Realty S.A. Empreendimentos e Participacoes	66,500	157
Petroleo Brasileiro S.A.	8,406	99
Petroleo Brasileiro S.A., ADRA	61,720	1,453
Petroleo Brasileiro S.A., A Shares, ADRA	113,769	2,521
Porto Seguro S.A.	29,660	292
Sul America S.A.	19,321	158
Telefonica Brasil S.A., ADRA	17,265	492
Ultrapar Participacoes S.A.	13,500	307
Vale S.A., ADRA	32,440	720
Viver Incorporadora e Construtora S.A.B	365,080	455

Total Common Stocks (Cost $19,554)		17,293

PREFERRED STOCKS - 1.24%
Banco Bradesco S.A.	10,700	172
Cia de Tecidos do Norte de Minas - Coteminas	30,562	67
Cia Energetica do Ceara	31,800	565
Gerdau S.A.	5,800	55
Itau Unibanco Holding S.A.	9,700	153
Petroleo Brasileiro S.A.	13,300	149
Vale S.A., A Shares	15,804	343

	Shares	Fair Value
		(000’s)
Vale S.A., ADRA	7,786	$168

Total Preferred Stocks (Cost $1,469)		1,672

Total Brazil		18,965

CAYMAN ISLANDS - 0.05%
COMMON STOCKS - (Cost $71)
Tingyi Cayman Islands Holding Corp.	26,000	70

CHILE - 0.92%
COMMON STOCKS
Banco Santander-Chile, ADRA	2,800	229
Cencosud S.A.	38,596	246
Empresa Nacional de Electricidad S.A., ADRA	100	5
Empresa Nacional de Electricidad S.A.	115,647	211
SACI Falabella	29,706	291
Sociedad Quimica y Minera de Chile S.A., ADRA	4,300	251

Total Chile (Cost $1,225)		1,233

CZECH REPUBLIC - 0.84%
COMMON STOCKS
CEZ AS	4,000	161
Komercni Banka AS	1,000	184
Telefonica Czech Republic AS	38,708	781

Total Czech Republic (Cost $1,129)		1,126

EGYPT - 0.26%
COMMON STOCKS
Commercial International Bank Egypt SAE	61,950	265
Telecom Egypt	41,947	89

Total Egypt (Cost $435)		354

HONG KONG/CHINA - 16.48%
COMMON STOCKS
Ajisen China Holdings Ltd.	103,000	115
Asia Cement China Holdings Corp.	180,000	89
Beijing Capital International Airport Co Ltd. H	526,000	341
Belle International Holdings Ltd.	142,000	278
BYD Electronic International Co Ltd.	851,000	257
Chaoda Modern Agriculture Holdings Ltd.	2,200,000	220
China Coal Energy Co Ltd. H	355,000	408
China Communications Services Corp. Ltd.	16,000	8
China Construction Bank H	1,370,325	1,069
China Dongxiang Group Co.	1,585,000	215
China Life Insurance Co Ltd. H	246,000	666
China Mengniu Dairy Co Ltd.	201,000	623
China Mobile Ltd.	188,500	2,089
China Pacific Insurance Group Co Ltd. H	129,800	422
China Power International Development Ltd.	1,173,800	265
China Railway Construction Corp Ltd.	176,000	140
China Railway Group Ltd. H	651,000	258
China Resources Enterprise Ltd.	60,000	218
China Resources Power Holdings Co Ltd.	518,000	945

See accompanying notes

10

American Beacon Emerging Markets FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
China Telecom Corp Ltd. H	820,000	$442
China Yuchai International Ltd.	25,420	360
China ZhengTong Auto Services Holdings Ltd.B	51,500	51
Chow Tai Fook Jewellery Group Ltd.B	77,600	117
Cosco International Holdings Ltd.	1,036,000	452
COSCO Pacific Ltd.	130,000	189
Dickson Concepts International Ltd.	390,445	216
First Pacific Co Ltd.	1,237,074	1,343
Global Bio-Chem Technology Group Co Ltd.	1,018,520	201
Guangzhou Automobile Group Co Ltd. H	397,370	441
Hengan International Group Co Ltd.	32,500	345
Huaneng Power International, Inc.	647,900	384
Huaneng Power International, Inc. H, ADRA	370	9
Industrial & Commercial Bank of China H	1,146,555	764
Lianhua Supermarket Holdings Co. Ltd H	353,000	369
Minth Group Ltd.	130,000	165
NWS Holdings Ltd.	187,137	283
PetroChina Co. Ltd. H	1,108,000	1,682
Ping An Insurance Group Co. H	54,500	456
Renhe Commercial Holdings Co Ltd.	220,000	13
Samsonite International S.A.	170,100	330
Shanghai Industrial Holdings Ltd.	107,000	357
Shanghai Pharmaceuticals Holding Co Ltd. HB	97,600	147
Sinotrans Ltd. H	7,189,058	1,223
Sinotrans Shipping Ltd.	2,868,000	684
Tencent Holdings Ltd.	28,800	906
TPV Technology Ltd.	264,970	61
Tsingtao Brewery Co. Ltd. H	20,000	122
Weiqiao Textile Co.	1,726,600	854
Xinhua Winshare Publishing and Media Co Ltd. H	477,000	248
Zhejiang Expressway Co. Ltd H	396,000	285

Total Hong Kong/China (Cost $24,641)		22,125

HUNGARY - 1.11%
COMMON STOCKS
Magyar Telekom Telecommunications plc	421,763	1,063
Richter Gedeon Nyrt	2,490	431

Total Hungary (Cost $1,437)		1,494

INDIA - 7.54%
COMMON STOCKS
ACC Ltd.	10,828	254
Asian Paints Ltd.	3,140	209
Bank of India	26,940	180
Dr Reddy’s Laboratories Ltd.	8,699	291
Glenmark Pharmaceuticals Ltd.	80,372	497
HDFC Bank Ltd.	46,091	475
Hindustan Petroleum Corp Ltd.	52,830	303
ICICI Bank Ltd., ADRA	3,160	107
ICICI Bank Ltd.	5,030	84
India Cements Ltd.	154,250	248
Indian Oil Corp Ltd.	122,250	616
IndusInd Bank Ltd.	37,662	238
ITC Ltd.	84,578	394

	Shares	Fair Value
		(000’s)
Jindal Steel & Power Ltd.	13,615	$130
Jubilant Life Sciences Ltd.	65,540	225
Larsen & Toubro Ltd.	6,988	162
NMDC Ltd.	68,380	227
Oriental Bank of Commerce	62,150	274
Reliance Energy Ltd.	166,620	1,668
Reliance Industries Ltd.	80,422	1,137
Rolta India Ltd.	102,920	171
State Bank of India	5,160	209
State Bank of India, GDRC D	2,860	233
Steel Authority of India Ltd.	85,130	153
Sterlite Industries India Ltd., ADRA	7,220	59
Sterlite Industries India Ltd.	151,950	307
Tata Consultancy Services Ltd.	11,939	283
Tata Motors Ltd.	81,919	493
Tata Steel Ltd.	30,293	267
Yes Bank Ltd.	34,700	229

Total India (Cost $10,582)		10,123

INDONESIA - 2.51%
COMMON STOCKS
Aneka Tambang Tbk PT	407,500	76
Astra International Tbk PT	53,900	416
Bank Central Asia Tbk PT	211,500	184
Bank Mandiri Tbk PT	408,000	330
Bank Negara Indonesia Persero Tbk PT	557,500	244
Indofood Sukses Makmur Tbk PT	417,500	220
Indosat Tbk PT	899,000	474
Kalbe Farma Tbk PT	407,000	178
Lippo Karawaci Tbk PT	4,578,500	413
Medco Energi Internasional Tbk PT	810,000	185
Telekomunikasi Indonesia Tbk PT	704,300	652

Total Indonesia (Cost $2,767)		3,372

JAPAN - 0.26%
COMMON STOCKS - (Cost $291)
Nexon Co. Ltd B	18,000	344

MALAYSIA - 1.18%
COMMON STOCKS
Axiata Group Bhd	357,800	628
CIMB Group Holdings Bhd	131,400	322
Sime Darby Bhd	103,200	332
Tenaga Nasional Bhd	143,150	304

Total Malaysia (Cost $1,369)		1,586

MEXICO - 3.34%
COMMON STOCKS
America Movil SAB de CV, Series L, ADRA	26,778	714
Cemex SAB de CV, Series L, ADRA	159,120	1,151
Consorcio ARA SAB de CV	299,700	95
Desarrolladora Homex SAB de CV, ADRA B	16,220	273
Fomento Economico Mexicano SAB de CV, ADRA	7,080	575
Grupo Financiero Banorte SAB de CV	37,400	180
Grupo Mexico SAB de CV, Series B	46,700	144
Grupo Televisa S.A., ADRA	33,100	727
Mexichem SAB de CV	45,000	168
Wal-Mart de Mexico SAB de CV	158,700	454

Total Mexico (Cost $4,848)		4,481

See accompanying notes

11

American Beacon Emerging Markets FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
PERU - 0.55%
COMMON STOCKS
Cia de Minas Buenaventura S.A., ADRA	7,830	$323
Credicorp Ltd.	3,210	420

Total Peru (Cost $649)		743

PHILIPPINES - 2.59%
COMMON STOCKS
Ayala Corp.	25,992	265
First Philippine Holdings Corp.	544,870	826
Metro Pacific Investments Corp.	4,546,000	483
Metropolitan Bank & Trust	269,649	584
Pepsi-Cola Products Philippines, Inc.	7,201,000	481
Philippine Long Distance Telephone Co.	6,580	403
SM Investments Corp.	26,490	439

Total Philippines (Cost $2,662)		3,481

POLAND - 1.60%
COMMON STOCKS
Asseco Poland S.A.	17,591	261
Bank Pekao S.A.	4,080	192
Eurocash S.A.	57,410	702
PGNiG Group	96,275	125
Polski Koncern Naftowy Orlen S.A.B	14,700	171
Powszechny Zaklad Ubezpieczen S.A.	2,437	246
Telekomunikacja Polska S.A.	86,951	455

Total Poland (Cost $1,997)		2,152

RUSSIA - 5.29%
COMMON STOCKS
Eurasia Drilling Co Ltd., GDRD	2,286	65
Eurasia Drilling Co. Ltd, GDRD	3,279	93
Gazprom OAO, ADRA	256,741	2,947
Lukoil OAO, ADRA	50,281	3,085
Pharmstandard GDRB	7,160	125
Rosneft Oil Co., GDRB D	50,005	357
VimpelCom Ltd., ADRA	43,080	439

Total Russia (Cost $6,388)		7,111

SINGAPORE - 0.72%
COMMON STOCKS
Haw Par Corp Ltd.	70,325	346
People’s Food Holdings Ltd.B	1,313,911	626

Total Singapore (Cost $1,149)		972

SOUTH AFRICA - 5.09%
COMMON STOCKS
Anglo American Platinum Ltd.	8,312	539
AngloGold Ashanti Ltd., ADRA	1,850	64
AngloGold Ashanti Ltd.	2,950	100
AVI Ltd.	38,642	240
Clicks Group Ltd.	42,680	257
JD Group Ltd.	41,120	257
Life Healthcare Group Holdings Ltd.	28,300	98
MTN Group Ltd.	77,995	1,363
Murray & Roberts Holdings Ltd.B	137,689	506
Naspers Ltd., N Shares	9,271	559

	Shares	Fair Value
		(000’s)
Pick n Pay Stores Ltd.	45,735	$265
SABMiller plc	15,935	666
Sappi Ltd.B	28,944	105
Sasol Ltd.	4,500	214
Standard Bank Group Ltd.	95,924	1,416
Telkom SA Ltd.	62,620	192

Total South Africa (Cost $6,650)		6,841

SOUTH KOREA - 17.27%
COMMON STOCKS - 15.51%
Cheil Industries, Inc.	2,128	183
Cheil Worldwide, Inc.	6,070	106
Grand Korea Leisure Co Ltd.	15,220	320
Hite Jinro Ltd.	18,837	408
Hyundai Development Co.	13,070	276
Hyundai Engineering & Construction Co Ltd.	4,058	256
Hyundai Heavy Industries Co Ltd.	1,219	306
Hyundai Motor Co.	3,901	927
Hyundai Steel Co.	1,657	145
KB Financial Group, Inc.	63,208	2,154
KB Financial Group, Inc., ADRA	1,650	56
Korea Aerospace Industries Ltd.	6,000	149
Korea Electric Power Corp.	77,435	1,487
Korea Exchange Bank	67,980	517
KT Corp., ADRA	10,920	140
KT Corp.	7,460	194
LG Chem Ltd.	1,067	268
LG Electronics, Inc.	7,902	491
LG Household & Health Care Ltd.	367	193
Lotte Chilsung Beverage Co Ltd.	1,119	1,266
Lotte Confectionery Co Ltd.	41	62
Mando Corp.	2,073	332
Mirae Asset Securities Co. Ltd.	10,460	320
NCSoft Corp.	674	175
NHN Corp.	1,121	254
NongShim Co Ltd.	1,516	304
POSCO, ADRA	760	63
POSCO	5,876	1,952
Samsung Electronics Co. Ltd.	2,674	3,288
Samsung Fire & Marine Insurance Co Ltd.	3,425	655
Samsung Heavy Industries Co. Ltd.	3,670	135
Samsung Life Insurance Co. Ltd.	1,031	91
Shinhan Financial Group Co Ltd.	34,482	1,205
Shinsegae Co Ltd.	2,065	453
SK C&C Co. Ltd.	1,896	157
SK Chemicals Co Ltd.	924	46
SK Innovation Co. Ltd.	1,087	152
SK Telecom Co Ltd., ADRA	16,620	225
SK Telecom Co Ltd.	3,396	405
SM Entertainment Co.B	3,463	124
Tong Yang Life Insurance	8,080	71
Woongjin Coway Co Ltd.	7,016	225
Yuhan Corp.	3,138	294

Total Common Stocks (Cost $19,936)		20,830

PREFERRED STOCKS - 1.76%
Hyundai Motor Co. Ltd.	29,312	1,940
Samsung Electronics Co. Ltd.	577	413

Total Preferred Stocks (Cost $1,881)		2,353

Total South Korea		23,183

See accompanying notes

12

American Beacon Emerging Markets FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
TAIWAN - 6.78%
COMMON STOCKS
Advanced Semiconductor Engineering, Inc.	159,000	$161
Asustek Computer, Inc.	24,648	249
AU Optronics Corp.	324,000	145
AU Optronics Corp., ADRA	57,790	260
Catcher Technology Co. Ltd.	23,000	147
Chailease Holding Co. LtdB	68,000	100
Chinatrust Financial Holding Co Ltd.	284,351	182
Compal Electronics, Inc.	486,000	559
Formosa Plastics Corp.	52,000	148
Foxconn Technology Co. Ltd	1,000	4
Fubon Financial Holding Co Ltd.	135,527	141
Hon Hai Precision Industry Co Ltd.	358,509	1,135
HTC Corp.	6,458	98
KGI Securities Co Ltd.	4,640	2
Lung Yen Life Service Corp.	33,000	100
MStar Semiconductor, Inc.	33,000	196
Nan Ya Printed Circuit Board Corp.	196,099	367
Novatek Microelectronics Corp.	487,000	1,475
Powertech Technology, Inc.	153,400	261
Siliconware Precision Industries Co.	242,000	287
Siliconware Precision Industries Co., ADRA	5,410	32
SinoPac Financial Holdings Co Ltd.	1,355,315	461
Taiwan Cement Corp.	123,000	147
Taiwan Semiconductor Manufacturing Co Ltd.	372,385	1,106
Tatung Co Ltd.	317,298	87
Transcend Information, Inc.	90,520	243
Uni-President Enterprises Corp.	172,244	268
United Microelectronics Corp.	1,056,226	552
United Microelectronics Corp., ADRA	4,830	13
Young Fast Optoelectronics Co Ltd.	85,541	183

Total Taiwan (Cost $8,605)		9,109

THAILAND - 1.67%
COMMON STOCKS
Bangkok Bank PCL	30,490	192
Banpu PCL	14,550	261
Kasikornbank PCL, NVDRE	93,100	496
Kasikornbank PCL	14,400	76
Land and Houses PCL, NVDRE	2,401,500	621
PTT PCL	25,400	289
Siam Cement PCL, NVDRE	26,600	303

Total Thailand (Cost $1,629)		2,238

TURKEY - 3.24%
COMMON STOCKS
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	37,143	523
Asya Katilim Bankasi A.S.	140,240	143
Coca-Cola icecek A.S.	3,674	52
Dogus Otomotiv Servis ve Ticaret A.S.	157,574	403
Haci Omer Sabanci Holding A.S.	56,605	235
Turk Telekomunikasyon A.S.	63,841	280
Turkcell Iletisim Hizmetleri A.S., ADRA B	6,110	76
Turkcell Iletisim Hizmetleri A.S.B	29,030	145
Turkiye Garanti Bankasi A.S.	336,520	1,238

	Shares	Fair Value
		(000’s)
Turkiye Is Bankasi, Series C	160,982	$368
Turkiye Vakiflar Bankasi Tao	499,147	895

Total Turkey (Cost $4,419)		4,358

UNITED KINGDOM - 0.07%
COMMON STOCKS - (Cost $155)
JKX Oil & Gas plc	44,300	98

UNITED STATES - 1.19%
COMMON STOCKS
Central European Distribution Corp.B	14,190	69
Flextronics International Ltd.B	230,410	1,535

Total United States (Cost $2,127)		1,604

SHORT-TERM INVESTMENTS - 3.44% (Cost $4,616)

JPMorgan U.S. Government Money Market Fund	4,616,233	4,616

TOTAL INVESTMENTS - 99.00% (Cost $134,880)		132,969
OTHER ASSETS, NET OF LIABILITIES - 1.00%		1,343

TOTAL NET ASSETS - 100.00%		$134,312

Percentages are stated as a percent of net assets.

A ADR - American Depositary Receipt.

B Non-income producing security.

C Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $233 or 0.17% of net assets. The Fund has no right to demand registration of these securities.

D GDR - Global Depositary Receipt.

E NVDR - Non Voting Depositary Receipt.

See accompanying notes

13

American Beacon Emerging Markets FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

Futures Contracts Open on April 30, 2012: (000’s)

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
MSCI Emerging Market EMini Future	Long	105	June, 2012	$5,352	$(110)

Foreign Currency Contracts open at April 30, 2012: (000’s)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sell	JPY	$ 20,375	5/10/2012	UAG	-	$(5)	$(5)

Glossary:

Counterparty Abbreviations:
UAG	UBS AG

Currency Abbreviations:
JPY	Japanese Yen

See accompanying notes

14

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
AUSTRALIA - 1.90%
COMMON STOCKS
James Hardie Industries SE, CDI	894,500	$6,981
Orica Ltd.A	112,390	3,147
QBE Insurance Group Ltd.	302,570	4,363
Telstra Corp Ltd.	3,243,750	11,964

Total Australia (Cost $23,708)		26,455

AUSTRIA - 0.11%
COMMON STOCKS - (Cost $2,898)
Telekom Austria AG	135,569	1,487

BELGIUM - 1.10%
COMMON STOCKS - (Cost $7,772)
Anheuser-Busch InBev N.V.B	212,500	15,316

CANADA - 1.84%
COMMON STOCKS
Husky Energy, Inc.	144,100	3,759
Potash Corp of Saskatchewan, Inc.	155,120	6,595
Rogers Communications, Inc., Class B	118,700	4,430
Suncor Energy, Inc.	170,600	5,636
Talisman Energy, Inc.	399,200	5,221

Total Canada (Cost $25,522)		25,641

DENMARK - 0.43%
COMMON STOCKS - (Cost $5,461)
AP Moeller - Maersk A/S Class B	763	5,968

FINLAND - 0.49%
COMMON STOCKS - (Cost $6,580)
Sampo OYJ, A Shares	253,670	6,749

FRANCE - 10.48%
COMMON STOCKS
Air Liquide S.A.	43,203	5,557
Alstom S.A.	120,170	4,292
AXA S.A.	1,091,986	15,466
BNP Paribas S.A.	277,002	11,128
Cie Generale des Etablissements Michelin, B Shares	111,790	8,349
Danone	61,400	4,320
France Telecom S.A.	330,700	4,524
Gemalto N.V.	88,206	6,572
Legrand S.A.	260,933	8,808
Sanofi	466,510	35,605
Technip S.A.	77,550	8,770
Total S.A.	463,734	22,141
Valeo S.A.	155,606	7,642
Vivendi S.A.	139,330	2,576

Total France (Cost $136,890)		145,750

	Shares	Fair Value
		(000’s)
GERMANY - 10.09%
COMMON STOCKS
Bayer AG RegB	80,421	$5,664
Bayerische Motoren Werke AG	82,110	7,805
Deutsche Boerse AGA	71,457	4,486
Deutsche Post AG Reg	1,116,527	20,839
E.ON AGB	201,560	4,566
GEA Group AG	112,000	3,696
Linde AGB	69,173	11,839
MAN SE	42,300	5,344
Merck KGaA	138,350	15,200
Muenchener Rueckversicherungs AG RegB	118,050	17,134
SAP AG	370,183	24,546
Siemens AG Reg	206,162	19,095

Total Germany (Cost $120,200)		140,214

GREECE - 0.16%
COMMON STOCKS - (Cost $5,174)
OPAP S.A.	251,588	2,248

HONG KONG/CHINA - 2.98%
COMMON STOCKS -
AIA Group Ltd.	1,612,000	5,745
Cheung Kong Holdings Ltd.	585,500	7,803
HSBC Holdings plc	1,495,996	13,632
Hutchison Whampoa Ltd.	231,000	2,224
Swire Pacific Ltd., Class A	335,100	3,954
Swire Properties Ltd.	170,870	468
Yue Yuen Industrial Holdings Ltd.	2,264,667	7,589

Total Hong Kong/China (Cost $36,173)		41,415

IRELAND - 0.78%
COMMON STOCKS
CRH plc	326,030	6,588
Smurfit Kappa Group plc	509,836	4,292

Total Ireland (Cost $16,224)		10,880

ITALY - 1.62%
COMMON STOCKS
Atlantia SpA	222,337	3,370
ENI SpA	289,326	6,423
Intesa Sanpaolo SpA	2,847,656	4,308
Snam Rete Gas SpA	872,411	4,150
UniCredit SpAA	1,060,011	4,218

Total Italy (Cost $30,361)		22,469

JAPAN - 11.47%
COMMON STOCKS
Asics Corp.	386,680	4,199
Canon, Inc.	159,700	7,340
Daito Trust Construction Co Ltd.	89,600	8,091
Don Quijote Co. Ltd	213,800	7,865
FANUC Corp.	24,800	4,221
Honda Motor Co Ltd.	383,100	13,896
ITOCHU Corp.	507,400	5,758
JGC Corp.	425,000	12,307
JS Group Corp.	308,400	6,076
KDDI Corp.	1,081	7,108

See accompanying notes

15

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
Komatsu Ltd.	246,400	$7,145
Konica Minolta Holdings, Inc.	347,500	2,847
Mitsubishi Corp.	238,900	5,215
Nissan Motor Co. Ltd.	340,000	3,560
Sankyo Co Ltd.	54,300	2,625
Shin-Etsu Chemical Co Ltd.	84,300	4,899
SMC Corp.	31,600	5,308
Sony Financial Holdings, Inc.	693,300	11,358
Sumitomo Mitsui Financial Group, Inc.	268,600	8,693
Tokyo Electron Ltd.	73,400	4,096
Toyota Motor Corp.	382,100	15,818
Yahoo Japan Corp.	14,157	4,257
Yamada Denki Co. Ltd.	105,000	6,839

Total Japan (Cost $142,517)		159,521

NETHERLANDS - 4.89%
COMMON STOCKS
Akzo Nobel N.V.B	312,930	16,769
ING Groep N.V. CVA	1,786,680	12,599
Koninklijke Philips Electronics N.V.	383,407	7,613
PostNL N.V.	863,376	3,746
Randstad Holding N.V.	97,990	3,393
Reed Elsevier N.V.B	1,212,478	14,299
SBM Offshore N.V.[c]	355,135	6,452
TNT Express N.V.	261,405	3,170

Total Netherlands (Cost $80,659)		68,041

NEW ZEALAND - 0.31%
COMMON STOCKS - (Cost $2,946)
Telecom Corp. of New Zealand Ltd.	1,999,650	4,301

NORWAY - 1.50%
COMMON STOCKS
Statoil ASA	329,640	8,801
Telenor ASA	659,120	12,116

Total Norway (Cost $13,207)		20,917

PORTUGAL - 0.29%
COMMON STOCKS - (Cost $5,853)
Portugal Telecom SGPS S.A. Reg	747,760	4,025

SINGAPORE - 2.20%
COMMON STOCKS
DBS Group Holdings Ltd.	1,156,342	13,045
SembCorp Industries Ltd.	476,000	1,942
SembCorp Marine Ltd.	1,625,000	6,671
Singapore Telecommunications Ltd.	3,526,000	8,889

Total Singapore (Cost $20,347)		30,547

SOUTH KOREA - 3.13%
COMMON STOCKS
Hyundai Heavy Industries Co Ltd.	20,078	5,028
Hyundai Mobis	21,759	5,920
KB Financial Group, Inc., ADRD	177,398	6,019
KT&G Corp.	177,571	12,193
LG Electronics, Inc.	54,387	3,378
POSCO	16,354	5,434
Samsung Electronics Co. Ltd., GDRE	9,140	5,585

Total South Korea (Cost $38,523)		43,557

	Shares	Fair Value
		(000’s)

SPAIN - 3.10%
COMMON STOCKS
Amadeus IT Holding S.A., A Shares	332,020	$6,786
Banco Santander S.A.	1,682,099	10,506
Enagas S.A.	390,184	6,856
Mediaset Espana Comunicacion S.A.	829,270	3,764
Red Electrica Corporation S.A.A	4,052	176
Repsol YPF S.A.	247,558	4,735
Tecnicas Reunidas S.A.	141,921	5,528
Telefonica S.A.	321,963	4,692

Total Spain (Cost $47,246)		43,043

SWEDEN - 2.57%
COMMON STOCKS
Assa Abloy AB, B SharesB	263,540	7,681
Ericsson LM, B SharesB	658,210	6,522
Sandvik ABA	496,440	7,866
Skandinaviska Enskilda Banken AB, A Shares	872,110	5,886
Swedbank AB, A Shares	470,720	7,795

Total Sweden (Cost $32,468)		35,750

SWITZERLAND - 7.03%
COMMON STOCKS
Adecco S.A. Reg	85,290	4,153
Credit Suisse Group AG Reg	348,410	8,334
Givaudan S.A. Reg	8,857	8,597
Nestle S.A. Reg	67,550	4,138
Novartis AG Reg	589,571	32,510
Roche Holding AG Genusschein	84,440	15,425
Swiss Re AG	125,240	7,851
UBS AG Reg	741,668	9,258
Zurich Insurance Group AG	30,323	7,417

Total Switzerland (Cost $91,597)		97,683

UNITED KINGDOM - 23.77%
COMMON STOCKS - 23.75%
Aviva plc	2,415,061	12,076
BAE Systems plc	1,564,304	7,494
Balfour Beatty plc	1,583,306	6,707
Barclays plc	1,449,647	5,135
BG Group plc	304,852	7,176
BHP Billiton plc	334,662	10,724
BP plc	1,751,621	12,650
British American Tobacco plc	477,498	24,480
British Sky Broadcasting Group plc	513,260	5,648
Eurasian Natural Resources Corp plc	382,935	3,477
GlaxoSmithKline plc	1,046,930	24,212
HSBC Holdings plc	176,260	1,588
Informa plc	1,451,223	9,764
International Power plc	897,510	6,074
Kingfisher plc	1,692,500	7,979
Lloyds Banking Group plcA	11,120,460	5,596
Marks & Spencer Group plc	946,330	5,483
Michael Page International plc	657,453	4,434
Petrofac Ltd.	445,642	12,548
Prudential plc	747,050	9,147
Rexam plc	2,795,013	19,505
Rio Tinto plc	96,443	5,372
Rolls-Royce Holdings plc	1,072,360	14,332
Royal Dutch Shell plc, B Shares	307,736	11,220

See accompanying notes

16

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
Royal Dutch Shell plc, A Shares	441,098	$15,698
Standard Chartered plc	620,654	15,169
TESCO plc	2,821,382	14,530
Unilever plc	615,181	20,996
Vodafone Group plc	6,618,085	18,313
WM Morrison Supermarkets plc	1,029,140	4,687
Xstrata plc	418,733	8,002

Total Common Stocks (Cost $287,381)		330,216

PREFERRED STOCKS-0.01% (Cost $184)
Rolls-Royce Group PLCA	113,670,160	184

RIGHTS/WARRANTS - 0.01% (Cost $115)
Banco Santander Brasil S.A. 4/27/2012 F	400,828	107

Total United Kingdom		330,507

UNITED STATES - 0.42%
COMMON STOCKS - (Cost $8,815)
Flextronics International Ltd. A	872,720	5,812

SHORT-TERM INVESTMENTS- 6.31%
American Beacon U.S. Government Money Market Select FundG	10,000,000	10,000
JPMorgan U.S. Government Money Market Fund	77,682,725	77,683

Total Short-Term Investments (Cost $87,683)		87,683

SECURITIES LENDING COLLATERAL - 7.49% (Cost $104,115)
American Beacon U.S. Government Money Market Select FundG	94,567,007	94,567
DWS Government and Agency Securities Portfolio	9,547,777	9,548

Total Securities Lending Collateral		104,115

TOTAL INVESTMENTS - 106.46% (Cost $1,380,619)		1,480,094
LIABILITIES, NET OF OTHER ASSETS - (6.46%)		(89,830)

TOTAL NET ASSETS - 100.00%		$1,390,264

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan at April 30, 2012.

C Private Placement.

D ADR - American Depositary Receipt.

E GDR - Global Depositary Receipt.

F Right.

G The Fund is affiliated by having the same investment advisor.

See accompanying notes

17

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

Futures Contracts Open on April 30, 2012: (000’s)
Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Australia SPI Index	Long	69	June, 2012	$7,693	$171
Canada S&PCDA 60 Index	Long	77	June, 2012	10,860	3
France CAC 40 Index	Long	191	June, 2012	8,174	(432)
Germany DAX Index	Long	34	June, 2012	6,944	(141)
Hang Seng Index	Long	20	May, 2012	2,550	55
Italy MIB 30 Index	Long	20	June, 2012	2,111	(174)
Netherlands 200 AEX Index	Long	26	May, 2012	2,107	15
Spain IBEX 35 Index	Long	25	May, 2012	2,928	(77)
Sweden OMX Index	Long	182	May, 2012	2,687	67
Tokyo FE TOPIX Index	Long	188	June, 2012	17,871	(508)
UK FTSE 100 Index	Long	223	June, 2012	20,056	(159)

				$83,982	$(1,180)

Foreign Currency Contracts Open on April 30, 2012:
Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	AUD	4,979,000	6/15/2012	SOG	$-	$43,502)	$(43,502)
Buy	AUD	757,000	6/15/2012	SCB	-	(19,816)	(19,816)
Buy	AUD	837,000	6/15/2012	MSC	-	(1,328)	(1,328)
Buy	AUD	965,000	6/15/2012	CBK	14,709	-	14,709
Sell	AUD	1,039,000	6/15/2012	BOA	-	(13,889)	(13,889)
Sell	AUD	1,078,000	6/15/2012	MSC	5,850	-	5,850
Buy	CAD	1,194,000	6/15/2012	SCB	4,890	-	4,890
Buy	CAD	1,122,000	6/15/2012	MSC	8,101	-	8,101
Buy	CAD	1,429,000	6/15/2012	CBK	8,929	-	8,929
Buy	CAD	7,517,000	6/15/2012	SOG	91,004	-	91,004
Sell	CAD	1,499,000	6/15/2012	MSC	-	(8,189)	(8,189)
Sell	CAD	1,546,000	6/15/2012	BOA	-	(3,912)	(3,912)
Buy	CHF	779,000	6/15/2012	MSC	-	(3,427)	(3,427)
Buy	CHF	688,000	6/15/2012	SCB	323	-	323
Buy	CHF	806,000	6/15/2012	CBK	11,493	-	11,493
Buy	CHF	5,323,000	6/15/2012	CBK	50,949	-	50,949
Sell	CHF	820,000	6/15/2012	MSC	-	(14,390)	(14,390)
Sell	CHF	990,000	6/15/2012	SCB	-	(3,294)	(3,294)
Buy	EUR	2,912,000	6/15/2012	MSC	-	(28,119)	(28,119)
Buy	EUR	1,925,000	6/15/2012	SCB	-	(6,365)	(6,365)
Buy	EUR	2,330,000	6/15/2012	CBK	40,991	-	40,991
Buy	EUR	10,881,000	6/15/2012	MSC	89,178	-	89,178
Sell	EUR	2,649,000	6/15/2012	MSC	-	(40,566)	(40,566)
Sell	EUR	2,458,000	6/15/2012	SCB	-	(2,688)	(2,688)
Sell	EUR	4,218,407	7/26/2012	SSB	-	(11,611)	(11,611)
Sell	EUR	4,218,407	7/26/2012	BNY	-	(9,798)	(9,798)
Buy	GBP	1,485,000	6/15/2012	MSC	40,189	-	40,189
Buy	GBP	1,302,000	6/15/2012	SCB	53,699	-	53,699
Buy	GBP	1,732,000	6/15/2012	CBK	70,474	-	70,474
Buy	GBP	8,643,000	6/15/2012	MSC	426,128	-	426,128
Sell	GBP	1,922,000	6/15/2012	MSC	-	(100,277)	(100,277)
Sell	GBP	1,845,000	6/15/2012	SCB	-	(60,485)	(60,485)
Buy	JPY	165,631,000	6/15/2012	SCB	44,368	-	44,368
Buy	JPY	210,273,000	6/15/2012	CBK	80,412	-	80,412
Buy	JPY	367,434,000	6/15/2012	MSC	177,506	-	177,506
Buy	JPY	1,020,298,000	6/15/2012	CBK	203,583	-	203,583
Sell	JPY	239,960,000	6/15/2012	MSC	-	(127,197)	(127,197)
Sell	JPY	241,936,000	6/15/2012	BOA	-	(113,715)	(113,715)
Sell	JPY	82,583,305	5/7/2012	SSB	-	(8,346)	(8,346)

See accompanying notes

18

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	SEK	2,165,000	6/15/2012	MSC	$-	$(1,848)	$(1,848)
Buy	SEK	2,125,000	6/15/2012	SCB	-	(243)	(243)
Buy	SEK	2,472,000	6/15/2012	CBK	2,230	-	2,230
Buy	SEK	12,107,000	6/15/2012	CBK	18,430	-	18,430
Sell	SEK	2,866,000	6/15/2012	MSC	-	(4,950)	(4,950)
Sell	SEK	2,757,000	6/15/2012	SCB	3,798	-	3,798

					$1,447,235	$(627,956)	$819,279

Glossary:

Counterparty Abbreviations:
BOA	Bank of America, N.A.	MSC	Morgan Stanley and Co, Inc.	SSB	State Street Bank and Trust
BNY	Mellon Bank, N.A.	SCB	Standard Charter Bank
CBK	Citibank, N.A.	SOG	Societe Generale

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	JPY	Japanese Yen
CAD	Canadian Dollar	GBP	British Pound	SEK	Swedish Krona
CHF	Swiss Franc

See accompanying notes

19

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2012 (in thousands, except share and per share amounts) (Unaudited)

	Emerging Markets Fund	International Equity Fund
Assets:
Investments in unaffiliated securities, at fair value A D	$132,969	$1,375,527
Investments in affiliated securities, at fair value B	-	104,567
Foreign currency, at fair value C	528	8,335
Deposit with brokers for futures contracts	583	1,000
Receivable for investments sold	982	1,104
Dividends and interest receivable	243	7,946
Receivable for fund shares sold	35	1,741
Receivable for tax reclaims	8	1,962
Unrealized appreciation of foreign currency contracts	-	1,447
Prepaid expenses	71	101

Total assets	135,419	1,503,730

Liabilities:
Payable for investments purchased	539	2,325
Payable upon return of securities loaned	-	104,115
Payable for fund shares redeemed	86	3,118
Payable for variation margin from open futures contracts	3	1,180
Management and investment advisory fees payable (Note 2)	327	1,295
Administrative service and service fees payable (Note 2)	11	399
Professional fees payable	2	15
Trustee fees payable	3	21
Prospectus and shareholder reports	19	112
Unrealized depreciation of foreign currency contracts	5	628
Other liabilities	112	258

Total liabilities	1,107	113,466

Net Assets	$134,312	$1,390,264

Analysis of Net Assets:
Paid-in-capital	143,012	1,508,572
Undistributed net investment income	(172)	16,803
Accumulated net realized (loss)	(6,504)	(234,577)
Unrealized appreciation or (depreciation) of investments, futures contracts, and foreign currency translations	(2,024)	99,466

Net assets	$134,312	$1,390,264

Shares outstanding (no par value):
Institutional Class	729,319	36,385,198

Y Class	92,772	70,531

Investor Class	822,934	28,396,805

Advisor Class	N/A	65,521

Retirement Class	N/A	438

A Class	54,253	35,983

C Class	856	7,185

AMR Class	10,010,083	26,186,934

Net asset value, offering and redemption price per share:
Institutional Class	$11.40	$15.29

Y Class	$11.48	$15.87

Investor Class	$11.22	$15.16

Advisor Class	N/A	$15.63

Retirement Class	N/A	$16.01

A Class (offering price $11.89, $16.24, respectively)	$11.21	$15.31

C Class	$11.19	$15.05

AMR Class	$11.50	$15.30

A Cost of investments in unaffiliated securities	$134,880	$1,276,052
B Cost of investments in affiliated securities	$-	$104,567
C Cost of foreign currency	$524	$8,244
D Market value of securities on loan	$-	$99,069

See accompanying notes

20

American Beacon FundsSM

Statements of Operations

For the Six Months Ended April 30, 2012 (in thousands) (Unaudited)

	Emerging Markets Fund	International Equity Fund
Investment Income:
Dividend income from unaffiliated securities (net of foreign taxes) A	$1,052	$22,674
Dividend income from affiliated securities	-	4
Interest income	-	11
Income derived from securities lending, net	-	282

Total investment income	1,052	22,971

Expenses:
Management and investment advisory fees (Note 2)	527	2,062
Administrative service fees (Note 2):
Institutional Class	13	786
Y Class	4	1
Investor Class	13	581
Advisor Class	-	2
A Class	1	1
AMR Class	28	95
Transfer agent fees:
Institutional Class	-	13
Investor Class	3	66
AMR Class	4	4
Custody and fund accounting fees	233	400
Professional fees	20	33
Registration fees and expenses	20	54
Service fees (Note 2):
Y Class	2	1
Investor Class	11	673
Advisor Class	-	1
Distribution fees (Note 2):
Advisor Class	-	1
A Class	1	1
Prospectus and shareholder reports	17	61
Trustee fees	5	42
Other expenses	33	76

Total expenses	935	4,954

Net (fees waived and expenses reimbursed) (Note 2)	(22)	-

Net expenses	913	4,954

Net investment income	139	18,017

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from: B
Investments	(486)	(85,268)
Commission recapture (Note 3)	6	10
Foreign currency transactions	(701)	7,077
Futures contracts	505	5,924
Change in net unrealized appreciation or (depreciation) of:
Investments	6,678	145,042
Foreign currency translations	(1,022)	(34,071)
Futures contracts	(662)	(4,329)

Net gain on investments	4,318	34,385

Net increase in net assets resulting from operations	$4,457	$52,402

A Foreign taxes	$115	$1,927
B Net of foreign withholding taxes on capital gains	$-	$-

See accompanying notes

21

American Beacon FundsSM

Statements of Changes in Net Assets (in thousands)

	Emerging Markets Fund		International Equity Fund
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Six Months Ended April 30, 2012	Year Ended October 31, 2011
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$139	$1,970	$18,017	$40,671
Net realized gain (loss) from investments, futures contracts, and foreign currency transactions	(676)	20,912	(72,257)	72,027
Change in net unrealized appreciation or (depreciation) of investments, futures contracts, and foreign currency translations	4,994	(40,439)	106,642	(183,996)

Net increase (decrease) in net assets resulting from operations	4,457	(17,557)	52,402	(71,298)

Distributions to Shareholders:
Net investment income:
Institutional Class	(105)	(85)	(18,420)	(14,155)
Y Class	(62)	–	(32)	(7)
Investor Class	(71)	(43)	(12,396)	(8,721)
Advisor Class	–	–	(28)	(13)
A Class	(4)	–	(13)	–
C Class	–	–	(3)	–
AMR Class	(1,312)	(942)	(14,493)	(15,008)
Net realized gain from investments:
Institutional Class	(905)	–	–	–
Y Class	(572)	–	–	–
Investor Class	(1,012)	–	–	–
A Class	(46)	–	–	–
C Class	(1)	–	–	–
AMR Class	(12,236)	–	–	–

Net distributions to shareholders	(16,326)	(1,070)	(45,385)	(37,904)

Capital Share Transactions:
Proceeds from sales of shares	29,162	51,671	215,055	286,664
Reinvestment of dividends and distributions	16,254	1,067	42,922	35,604
Cost of shares redeemed	(36,428)	(47,315)	(163,854)	(385,830)
Redemption fees	9	30	13	42

Net increase (decrease) in net assets from capital share transactions	8,997	5,453	94,136	(63,520)

Net increase (decrease) in net assets	(2,872)	(13,174)	101,153	(172,722)

Net Assets:
Beginning of period	137,184	150,358	1,289,111	1,461,833

End of Period *	$134,312	$137,184	$1,390,264	$1,289,111

*Includes undistributed net investment income (loss) of	$(172)	$1,256	$16,803	$41,596

See accompanying notes

22

American Beacon FundsSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), which is comprised of 24 Funds, is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon Emerging Markets and International Equity Funds (the “Funds”), each a series of the Trust.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Class Disclosure

The Funds have multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class:	Offered to:

Institutional Class	Investors making an initial investment of $250,000

Y Class	Investors making an initial investment of $100,000

Investor Class	General public and investors investing through an intermediary

Advisor Class	Investors investing through an intermediary

Retirement Class	Investors investing through an intermediary

A Class	General public and investors investing through an intermediary with applicable sales charges

C Class	General public and investors investing through an intermediary with applicable sales charges

AMR Class	Investors in the tax-exempt retirement and benefit plans of the Manager, AMR Corporation, and its affiliates

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative service fees, service fees, and distribution fees and vary amongst the classes as described more fully in Note 2.

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and International Financial Reporting Standards (IFRSs). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRSs. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

Management has evaluated the implications of these changes and determined that the impact will only affect the disclosure requirements on the financial statements.

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory, fund management, and securities lending services. Investment assets of the Funds are managed by multiple investment advisors which have entered into separate

23

American Beacon FundsSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Funds an annualized fee equal to 0.05% of the average daily net assets plus amounts paid by the Manager to the unaffiliated investment advisors hired by the Manager to direct investment activities of the Funds. Management fees paid during the six months ended April 30, 2012 were as follows (dollars in thousands):

	Management Fee Rate	Management Fee	Amounts paid to Investment Advisors	Net Amounts Retained by Manager
Emerging Markets	0.60%-0.95%	$527	$493	$34
International Equity	0.20%-0.55%	$2,062	$1,740	$322

As compensation for services provided by the Manager in connection with securities lending activities, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 25% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers when a borrower posts collateral other than cash, a fee up to 25% of such loan fees. This fee is netted against securities lending income in the Statements of Operations. During the six months ended April 30, 2012 securities lending fees paid to the Manager on behalf of the International Equity Fund were $66,449.

Administrative Services Agreement

The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.40% of the average daily net assets of the A and C Classes, 0.30% of the average daily net assets of the Institutional, Y, Investor, Advisor, and Retirement Classes of the Funds and 0.05% of the average daily net assets of the AMR Class of the Funds. Administrative service fees for Retirement and C Classes for the six months ended April 30, 2012 were less than $500.

Distribution Plans

The Funds, except for the Advisor, Retirement, A and C Classes of the Funds, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees will be charged to the Funds for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Funds shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor and Retirement Classes of the Funds. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes, 0.50% of the average daily net assets of the Retirement Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance. Distribution fees for the Retirement and C Classes for the six months ended April 30, 2012 were less than $500.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, Advisor and Retirement Classes. As compensation for performing the duties required under the Service Plans, the Manager receives 0.10% of the average daily net assets of the Y Class, 0.15% of the average daily net assets of the A and C Classes, 0.25% of the average daily net assets of the Advisor and Retirement Classes and up to 0.375% of the average daily net assets of the Investor Class of the Funds. Service fees for the Retirement, A and C Classes for the six months ended April 30, 2012 were less than $500.

24

American Beacon FundsSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

Investment in Affiliated Funds

The Funds may invest in the American Beacon Money Market Select Fund (the “MM Select Fund”) and the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”) (collectively the “Select Funds”). Cash collateral received by the Funds in connection with securities lending may be invested in the Select Funds. The Funds and the Select Funds have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the Select Funds and receives from the Select Funds an annualized management fee of 0.09% of the average daily net assets of the Select Funds. During the six months ended April 30, 2012, fees earned by the Manager from the Select Funds were as follows:

	Direct Investments in Select Funds	Securities Lending Collateral Invested in Select Funds	Total
International Equity	$ 4,211	$ 9,064	$ 13,275

Interfund Lending Program

Pursuant to an exemptive order by the Securities and Exchange Commission (the “SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from other participating Funds. The Funds did not utilize the credit facility during the period.

Expense Reimbursement Plan

The Manager contractually agreed to reimburse the Emerging Markets Fund to the extent that total annual operating expenses exceeded the Fund’s expense cap. For the six months ended April 30, 2012, the Manager reimbursed expenses as follows:

		Expense Caps
Fund	Class	11/1/11 to 2/29/12	3/1/12 to 4/30/12	Reimbursed Expenses	Expiration of Reimbursements
Emerging Markets	Institutional	1.35%	1.35%	$ 10,428	2015
Emerging Markets	Y	1.45%	1.45%	4,396	2015
Emerging Markets	Investor	1.79%	1.79%	6,208	2015
Emerging Markets	A	1.79%	1.79%	726	2015
Emerging Markets	C	2.54%	2.54%	36	2015
International Equity	Retirement	1.47%	1.47%	47	2015
International Equity	A	1.25%	1.25%	-	2015
International Equity	C	1.99%	1.99%	47	2015

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’ average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability for the Emerging Markets Fund is $28,821 and $67,581 expiring in 2013 and 2014, respectively and for the International Equity Fund $3,363 expiring in 2014. For the six months ended April 30, 2012, the Funds have not recorded a liability for potential reimbursements, due to the current assessment that a reimbursement is unlikely.

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

25

American Beacon FundsSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

Investments in mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates fair value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized, but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Fund determines that developments between the close of a foreign market and the close of the Exchange will, in its judgment, materially affect the value of some or all of its portfolio securities, the Fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A Fund may also fair value securities in other situations, such as when a particular foreign market is closed, but the Fund is open. The Fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The Fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the Fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 - Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are

26

American Beacon FundsSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade does not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the

27

American Beacon FundsSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Funds’ assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. GAAP also requires all significant transfers between any levels to be disclosed. During the six months ended April 30, 2012, the Emerging Markets Fund and International Equity Fund transferred foreign common and foreign preferred stock with a value of $180,640 and $1,079,171, respectively, from Level 2 to Level 1 as of the end of the period in accordance with fair value procedures established by the Board. As of April 30, 2012, the Funds’ investments were classified as described below: (in thousands)

Emerging Markets	Level 1	Level 2	Level 3	Total
Foreign Preferred Stocks	$4,025	$-	$-	$4,025
Foreign Common Stocks	122,724	-	-	122,724
U.S. Common Stocks	1,604	-	-	1,604
Short-Term Investments	4,616	-	-	4,616

Total Investments in Securities	$132,969	$-	$-	$132,969

Forward Exchange Contracts - Assets	$-	$-	$-	$-
Forward Exchange Contracts - Liabilities	(5)	-	-	(5)
Futures Contracts	(110)	-	-	(110)

International Equity	Level 1	Level 2	Level 3	Total
Foreign Preferred Stocks	$107	$77	$-	$184
Foreign Common Stocks	1,282,193	-	-	1,282,193
Foreign Rights	107	-	-	107
U.S. Common Stocks	5,812	-	-	5,812
Short-Term Investments	87,683	-	-	87,683
Securities Lending Collateral invested in Money Market Funds	104,115	-	-	104,115

Total Investments in Securities	$1,480,017	$77	$-	$1,480,094

Forward Exchange Contracts - Assets	$1,447	$-	$-	$1,447
Forward Exchange Contracts - Liabilities	(628)	-	-	(628)
Futures Contracts	(1,180)	-	-	(1,180)

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the NAV. The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

28

American Beacon FundsSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in fair values of securities held and is reported with all other foreign currency gains and losses in the Funds’ Statements of Operations.

Dividends to Shareholders

Dividends from net investment income of the Funds normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain in the Fund’s Statement of Operations.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Redemption Fees

The Emerging Markets Fund imposes a 2% redemption fee on shares held for less than 90 days. The fee is deducted from the redemption proceeds and is intended to offset the trading costs, market impact, and other costs associated with short-term trading activity in the Fund. The “first-in, first-out” method is used to determine the holding period. The fee is allocated to all classes of the Fund pro-rata based on their respective net assets.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

29

American Beacon FundsSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

4. Securities and Other Investments

Restricted Securities

Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended April 30, 2012 are disclosed in the Notes to the Schedules of Investments.

5. Financial Derivative Instruments

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Funds bear the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Funds also bear the credit risk if the counterparty fails to perform under the contract.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. A Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as Cash deposited with broker on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

30

American Beacon FundsSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure (1) (3):

Emerging Markets

Fair Values of financial instruments on the Statements of Assets and Liabilities not accounted for as hedging instruments as of April 30, 2012 (in thousands):

Assets	Equity contracts	Foreign exchange contracts	Total
Unrealized appreciation of foreign currency contracts	$-	$-	$-

	$-	$-	$-

Liabilities	Equity contracts	Foreign exchange contracts	Total
Payable for variation margin from open futures contracts (2)	$(3)	$-	$(3)
Unrealized depreciation of foreign currency contracts	-	(5)	(5)

	$(3)	$(5)	$(8)

The effect of financial derivative instruments on the Statements of Operations for the six months ended April 30, 2012 (in thousands):

Realized gain (loss) from derivatives recognized as a result from operations:	Equity contracts	Foreign exchange contracts	Total
Net realized gain (loss) from futures contracts	$505	$-	$505
Net realized gain (loss) from foreign currency transactions	-	(32)	(32)

	$505	$(32)	$473

Net change in unrealized appreciation or (depreciation) of derivatives recognized as a result of operations:	Equity contracts	Foreign exchange contracts	Total

Change in net unrealized appreciation or (depreciation) of futures contracts	$2,309	$-	$2,309
Change in net unrealized appreciation or (depreciation) of foreign currency translations	-	(1,806)	(1,806)

	$2,309	$(1,806)	$503

International Equity

Fair Values of financial instruments on the Statements of Assets and Liabilities not accounted for as hedging instruments as of April 30, 2012 (in thousands):

Assets	Equity contracts	Foreign exchange contracts	Total
Unrealized appreciation of foreign currency contracts	$-	$1,447	$1,447

	$-	$1,447	$1,447

Liabilities	Equity contracts	Foreign exchange contracts	Total
Payable for variation margin from open futures contracts (2)	$(1,180)	$-	$(1,180)
Unrealized depreciation of foreign currency contracts	-	(628)	(628)

	$(1,180)	$(628)	$(1,808)

The effect of financial derivative instruments on the Statements of Operations for the six months ended April 30, 2012 (in thousands):

Realized gain (loss) from derivatives recognized as a result from operations:	Equity contracts	Foreign exchange contracts	Total
Net realized gain (loss) from futures contracts	$5,924	$-	$5,924
Net realized gain (loss) from foreign currency transactions	-	(297)	(297)

	$5,924	$(297)	$5,897

Net change in unrealized appreciation or (depreciation) of derivatives recognized as a result of operations:	Equity contracts	Foreign exchange contracts	Total

Change in net unrealized appreciation or (depreciation) of futures contracts	$4,329	$-	$4,329
Change in net unrealized appreciation or (depreciation) of foreign currency translations	-	(46)	(46)

	$4,329	$(46)	$4,375

(1)	See Note 3 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation or (depreciation) as reported in the Notes to the Schedules of Investments.

(3)	The volume of derivative activity described above is reflective of the derivative activity through the current period of operations.

31

American Beacon FundsSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

6. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treaded as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2011 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid during the six months ended April 30, 2012 and the year ended October 31, 2011 were as follows (in thousands):

	Emerging Markets		International Equity
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Six Months Ended April 30, 2012	Year Ended October 31, 2011
Distributions paid from:	(unaudited)		(unaudited)
Ordinary income*
Institutional Class	$ 105	$ 85	$ 18,420	$ 14,155
Y Class	62	-	32	7
Investor Class	71	43	12,396	8,721
Advisor Class	-	-	28	13
A Class	4	-	13	-
C Class	-	-	3	-
AMR Class	1,312	942	14,493	15,008
Long-term capital gains*
Institutional Class	905	-	-	-
Y Class	572	-	-	-
Investor Class	1,012	-	-	-
Advisor Class	-	-	-	-
A Class	46	-	-	-
C Class	1	-	-	-
AMR Class	12,236	-	-	-

Total distributions paid	$16,326	$1,070	$45,385	$37,904

*For tax purposes, short-term capital gains are considered ordinary income distributions.

As of April 30, 2012, the components of distributable earnings (deficits) on a tax basis were as follows (in thousands):

	Emerging Markets	International Equity
Cost basis of investments for federal income tax purposes	$140,081	$1,400,110

Unrealized appreciation	14,062	185,618
Unrealized depreciation	(21,174)	(105,634)

Net unrealized appreciation or (depreciation)	(7,112)	79,984

Undistributed ordinary income	-	18,095
Undistributed long-term gain or (loss)	(1,475)	(218,222)
Other temporary differences	(113)	1,835

Distributable earnings or (deficits)	$(8,700)	$(118,308)

32

American Beacon FundsSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation or (depreciation) are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gain or (loss) on certain derivative instruments, the realization for tax purposes of unrealized gain or (loss) on investments in passive foreign investment companies, and Section 732 basis adjustments.

Due to inherent differences in the recognition of income, expenses and realized gains or (losses) under U.S. generally accepted accounting principles and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from foreign currency gains/(losses) from sales of investments in passive foreign investment companies, and Section 732 basis adjustments that have been reclassified as of April 30, 2012 (in thousands):

	Emerging Markets	International Equity
Paid-in-capital	$ (20)	$ 111
Undistributed net investment income	(13)	(268)
Accumulated net realized gain (loss)	32	157
Unrealized appreciation or (depreciation) of investments, futures contracts and foreign currency	1	-

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the RIC MOD, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Finally, the RIC MOD contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions. Except for the simplification provisions related to RIC qualification, the RIC MOD is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

The International Equity Fund’s capital losses that will be carried forward under the provisions of RIC MOD for the six months ended April 30, 2012 are as follows (in thousands):

Loss Carryforward Character	Total
Short-Term	$27,603
Long-Term	48,653

Total	$76,256

As of April 30, 2012, the capital loss carryforward position of the Fund prior to the provisions of RIC MOD that may be applied against any realized net taxable gains in each succeeding year or until the expiration date, whichever occurs first, is $143,145 expiring in 2017.

33

American Beacon FundsSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

7. Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended April 30, 2012 were (in thousands):

	Emerging Markets	International Equity
Purchases	$27,330	$588,350
Sales and maturities	$32,295	$540,156

A summary of the Funds’ direct transactions in the Select Funds for the six months ended April 30, 2012 is set forth below (in thousands):

	Affiliated Fund	October 31, 2011 Shares/Fair Value	Purchases	Sales	April 30, 2012 Shares/Fair Value
International Equity-Direct	USG Select Fund	$10,000	$17,540	$17,540	$10,000
International Equity- Securities Lending	USG Select Fund	3,078	320,400	228,911	94,567

8. Securities Lending

The International Equity Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked to market daily. Daily mark to market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds, and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 78%, 12% and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The

34

American Beacon FundsSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

At April 30, 2012, the value of outstanding securities on loan and the value of collateral was as follows (in thousands):

Market Value of Securities on Loan	Non-Cash Collateral	Cash Collateral Posted by Borrower
$ 99,069	$ -	$ 104,115

Cash collateral is listed in the Funds’ Schedules of Investments and is shown on Statements of Assets and Liabilities. Income earned on these investments is included in Income derived from securities lending in the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

9. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund (dollars and shares in thousands):

For the Six Months ended April 30, 2012

	Institutional Class			Y Class			Investor Class
Emerging Markets Fund	Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	10	$109		31	$356		82	$939
Reinvestment of dividends	97	1,005		60	626		102	1,034
Shares redeemed	(51)	(583	)*	(414)	(4,783	)*	(87)	(974	)*

Net increase (decrease) in shares outstanding	56	$531		(323)	$(3,801)		97	$999

	AMR Class			A Class			C Class
Emerging Markets Fund	Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	2,336	$27,542		19	$215		-	$1
Reinvestment of dividends	1,304	13,548		4	40		-	1
Shares redeemed	(2,569)	(30,036	)*	(3)	(43	)*	-	-	*

Net increase in shares outstanding	1,071	$11,054		20	$212		-	$2

	Institutional Class			Y Class			Investor Class			Advisor Class
International Equity Fund	Shares	Amount		Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	5,588	$82,949		29	$440		5,674	$84,615		7	$110
Reinvestment of dividends	1,161	16,128		2	32		886	12,231		2	28
Shares redeemed	(3,898)	(58,075	)*	(6)	(92	)*	(3,748)	(54,989	)*	(9)	(139	)*

Net increase (decrease) in shares outstanding	2,851	$41,002		25	$380		2,812	$41,857		-	$(1)

	Retirement Class			AMR Class			A Class			C Class
International Equity Fund	Shares	Amount		Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	-	$5		3,110	$46,676		15	$230		2	$30
Reinvestment of dividends	-	-		1,043	14,493		1	7		-	3
Shares redeemed	-	-	*	(3,325)	(50,402	)*	(10)	(143	)*	-	(1	)*

Net increase in shares outstanding	-	$5		828	$10,767		6	$94		2	$32

35

American Beacon FundsSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

For the Year Ended October 31, 2011

	Institutional Class		Y Class			Investor Class
Emerging Markets Fund	Shares	Amount	Shares	Amount		Shares	Amount
Shares sold	234	$3,361	447	$6,562		178	$2,540
Reinvestment of dividends	6	84	-	-		3	41
Shares redeemed	(187)	(2,712)*	(33)	(458	)*	(329)	(4,588	)*

Net increase (decrease) in shares outstanding	53	$733	414	$6,104		(148)	$(2,007)

	AMR Class		A Class			C Class
Emerging Markets Fund	Shares	Amount	Shares	Amount		Shares	Amount
Shares sold	2,808	$38,701	36	$498		1	$9
Reinvestment of dividends	63	942	-	-		-	-
Shares redeemed	(2,747)	(39,516)*	(1)	(11	)*	-	-	*

Net increase in shares outstanding	124	$127	35	$487		1	$9

	Institutional Class		Y Class			Investor Class			Advisor Class
International Equity Fund	Shares	Amount	Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	8,441	$139,313	32	$548		5,946	$98,128		84	$1,395
Reinvestment of dividends	732	11,984	-	7		529	8,593		1	13
Shares redeemed	(7,305)	(122,646)*	(1)	(21	)*	(9,134)	(152,000	)*	(64)	(1,074	)*

Net increase (decrease) in shares outstanding	1,868	$28,651	31	$534		(2,659)	$(45,279)		21	$334

	Retirement Class		AMR Class			A Class			C Class
International Equity Fund	Shares	Amount	Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	-	$-	3,041	$46,659		32	$536		5	$85
Reinvestment of dividends	-	-	917	15,007		-	-		-	-
Shares redeemed	-	-	(6,578)	(110,019	)*	(2)	(28	)*	-	-	*

Net increase (decrease) in shares outstanding	-	$-	(2,620)	$(48,353)		30	$508		5	$85

*	Net of Redemption Fees

36

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37

American Beacon Emerging Markets FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class						Y Class

	Six Months Ended April 30,						Six Months Ended April 30,	Year Ended October 31,
		Year Ended October 31,
	2012	2011G	2010	2009	2008	2007	2012	2011G
	(unaudited)						(unaudited)

Net asset value, beginning of period	$12.67	$14.55	$11.95	$9.00	$24.20	$17.42	$12.75	$14.53

Income from investment operations:
Net investment income (loss)	0.02	0.16	0.13	0.05	0.23	0.26	0.03	0.13
Net gains (losses) from securities (both realized and unrealized)	0.28	(1.91)	2.63	4.42	(11.78)	9.11	0.26	(1.91)

Total income (loss) from investment operations	0.30	(1.75)	2.76	4.47	(11.55)	9.37	0.29	(1.78)

Less distributions:
Dividends from net investment income	(0.16)	(0.13)	(0.16)	(0.21)	(0.10)	(0.10)	(0.15)	-
Distributions from net realized gains on securities	(1.41)	-	-	(1.31)	(3.55)	(2.49)	(1.41)	-

Total distributions	(1.57)	(0.13)	(0.16)	(1.52)	(3.65)	(2.59)	(1.56)	-

Redemption fees added to beneficial interests	0.00A	0.00A	0.00A	-	-	-	0.00A	0.00A

Net asset value, end of period	$11.40	$12.67	$14.55	$11.95	$9.00	$24.20	$11.48	$12.75

Total return B,C	3.69%D	(12.18)%	23.36%	60.56%	(55.59)%	60.83%	3.54%D	(12.25)%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$8,317	$8,523	$9,023	$9,494	$5,478	$13,773	$1,065	$5,296
Ratios to average net assets (annualized):
Expenses, before reimbursements	1.59%	1.55%	1.58%	1.66%	1.38%	1.60%	1.74%	1.68%
Expenses, net of reimbursements	1.34%	1.24%	1.39%	1.66%	1.38%	1.60%	1.44%	1.33%
Net investment income (loss), before reimbursements	(0.02)%	0.99%	0.58%	0.95%	1.35%	0.93%	(0.53)%	0.99%
Net investment income (loss), net of reimbursements	0.24%	1.30%	0.77%	0.95%	1.35%	0.93%	(0.23)%	1.35%
Portfolio turnover rate	21%D	101%	64%	70%	82%	81%	21%D	101%

A	Amounts represent less than $0.01 per share.
B

May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.
D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.
G	Brandes Investment Partners, LP was added as an investment manager to the Emerging Markets Fund on December 31, 2010.

38

American Beacon Emerging Markets FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class							A Class				C Class

March 1 to October 31,	Six Months Ended April 30,							Six Months Ended April 30,		Year Ended Octo- ber 31,	May 17 to Octo- ber 31,	Six Months Ended April 30,	Year Ended Octo- ber 31,	Septem- ber 1 to Octo- ber 31,
			Year Ended October 31,
2010	2012		2011G	2010	2009	2008	2007	2012		2011G	2010	2012	2011G	2010
	(unaudited)							(unaudited)				(unaudited)

$12.29	$12.44		$14.29	$11.77	$8.85	$23.91	$17.22	$12.47		$14.27	$12.10	$12.38	$14.26	$12.89

0.04	0.00		0.13	0.04	0.04	0.17	0.11	0.02		0.06	0.02	(0.06)	0.09	(0.02)

2.20	0.29		(1.93)	2.63	4.35	(11.60)	9.11	0.27		(1.85)	2.15	0.30	(1.97)	1.39

2.24	0.29		(1.80)	2.67	4.39	(11.43)	9.22	0.29		(1.79)	2.17	0.24	(1.88)	1.37

-	(0.10)		(0.05)	(0.15)	(0.16)	(0.08)	(0.04)	(0.14)		(0.01)	-	(0.02)	-	-

-	(1.41)		-	-	(1.31)	(3.55)	(2.49)	(1.41)		-	-	(1.41)	-	-

-	(1.51)		(0.05)	(0.15)	(1.47)	(3.63)	(2 .53)	(1 .55)		(0.01)	-	(1.43)	-	-

0.00A	0.00A		0.00A	0.00A	-	-	-	0.00A		0.00A	0.00A	0.00A	0.00A	0.00A

$14.53	$11.22		$12.44	$14.29	$11.77	$8.85	$23.91	$11.21		$12.47	$14.27	$11.19	$12.38	$14.26

18.23%D	3.55%D		(12.65)%	22.85%	60.24%	(55.75)%	60.38%	3.56%D		(12.58)%	17.93%D	3.12%D	(13.18)%	10.63%D

$13	$9,234		$9,030	$12,478	$10,208	$5,183	$11,694	$608		$433	$2	$10	$8	$1

1.82%E	1.90%		1.84%	1.86%	1.96%	1.72%	1.96%	2.10%		2.97%	2.26%E	3.40%	26.96%	4.49%E
1.42%E	1.76%		1.70%	1.77%	1.96%	1.72%	1.96%	1.78%		1.46%	1.78%E	2.55%	2.41%	2.54%E

0.40%E	(0.32)%		0.77%	0.29%	0.65%	1.00%	0.65%	(0.46)%		(0.10)%	(0.10)%E	(1.81)%	(23.86)%	(2.91)%E

0.79%E	(0.18)%		0.91%	0.37%	0.65%	1.00%	0.65%	(0.14)%		1.41%	0.39%E	(0.96)%	0.69%	(0.96)%E
64%F	21%	D	101%	64%	70%	82%	81%	21%	D	101%	64%F	21%D	101%	64%F

39

American Beacon Emerging Markets FundSM

Financial Highlights

(For a share outstanding throughout the period)

	AMR Class
	Six Months Ended April 30, 2012		Year Ended October 31,
			2011G		2010		2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$12.74		$14.62		$12.02		$9.06	$24.37	$17.52

Income from investment operations:
Net investment income (loss)	0.01		0.18		0.11		0.09	0.33	0.19
Net gains (losses) from securities (both realized and unrealized)	0.31		(1.97)		2.68		4.43	(11.91)	9.30

Total income (loss) from investment operations	0.32		(1.79)		2.79		4.52	(11.58)	9.49

Less distributions:
Dividends from net investment income	(0.15)		(0.09)		(0.19)		(0.25)	(0.18)	(0.15)
Distributions from net realized gains on securities	(1.41)		-		-		(1.31)	(3.55)	(2.49)

Total distributions	(1.56)		(0.09)		(0.19)		(1 .56)	(3.73)	(2.64)

Redemption fees added to beneficial interests	0.00	A	0.00	A	0.00	A	-	-	-

Net asset value, end of period	$11.50		$12.74		$14.62		$12.02	$9.06	$24.37

Total return B,C	3.80	%D	(12.30)%		23.47%		61 .01%	(55.48)%	61 .28%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$115,078		$113,894		$128,841		$109,985	$72,516	$271,726

Ratios to average net assets (annualized):
Expenses, before reimbursements	1.33%		1.31%		1.34%		1.42%	1.17%	1.37%
Expenses, net of reimbursements	1.33%		1.31%		1.34%		1.42%	1.17%	1.37%
Net investment income (loss), before reimbursements	0.25%		1.29%		0.79%		1.27%	1.46%	1.25%
Net investment income (loss), net of reimbursements	0.25%		1.29%		0.79%		1.27%	1.46%	1.25%
Portfolio turnover rate	21	%D	101%		64%		70%	82%	81%

A	Amounts represent less than $0.01 per share.
B

May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.
D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.
G	Brandes Investment Partners, LP was added as an investment manager to the Emerging Markets Fund on December 31, 2010.

40

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41

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class							Y Class

	Six Months Ended April 30, 2012		Year Ended October 31,					Six Months Ended April 30, 2012
			2011	2010	2009	2008	2007
	(unaudited)							(unaudited)

Net asset value, beginning of period	$15.27		$16.67	$15.51	$13.13	$27.32	$24.68	$15.82

Income from investment operations:
Net investment income	0.21		0.46	0.35	0.54	0.77	0.65	0.20
Net gains (losses) from securities (both realized and unrealized)	0.36		(1.41)	1.30	2.78	(11.60)	4.31	0.38

Total income (loss) from investment operations	0.57		(0.95)	1.65	3.32	(10.83)	4.96	0.58

Less distributions:
Dividends from net investment income	(0.55)		(0.45)	(0.49)	(0.61)	(0.70)	(0.50)	(0.53)
Distributions from net realized gains on securities	-		-	-	(0.33)	(2.66)	(1.82)	-

Total distributions	(0.55)		(0.45)	(0.49)	(0.94)	(3.36)	(2.32)	(0.53)

Redemption fees added to beneficial interest	-		-	-	0.00G	0.00G	0.00G	-

Net asset value, end of period	$15.29		$15.27	$16.67	$15.51	$13.13	$27.32	$15.87

Total return A,B	4.08%	[c]	(5.89)%	10.81%	27.44%	(44.81)%	21.54%	4.03%[c]

Ratios and supplemental data:
Net assets, end of period (in thousands)	$556,218		$512,093	$527,718	$489,837	$567,414	$1,686,668	$1,119
Ratios to average net assets (annualized):
Expenses, before reimbursements	0.73%		0.70%	0.71%	0.73%	0.66%	0.67%	0.82%
Expenses, net of reimbursements	0.73%		0.70%	0.71%	0.73%	0.66%	0.67%	0.82%

Net investment income (loss), before reimbursements	2.83%		2.90%	2.21%	2.76%	2.91%	2.46%	2.87%
Net investment income, net of reimbursements	2.83%		2.90%	2.21%	2.76%	2.91%	2.46%	2.87%
Portfolio turnover rate	44%[c]		33%	38%	41%	31%	38%	44%[c]

A May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

C Not annualized.

D Annualized.

E Portfolio turnover rate is for the period from November 1, 2008 through October 31, 2009.

F Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

G Amounts represent less than $0.01 per share.

42

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

				Investor Class

Year Ended Octoter 31,		August 3 to October 31, 2009		Six Months Ended April 30, 2012	Year Ended October 31,
2011	2010				2011	2010	2009	2008	2007
				(unaudited)

$17.17	$15.52	$14.89		$15.11	$16.42	$15.30	$12.95	$26.99	$24.42

0.49	0.04	0.04		0.19	0.44	0.29	0.37	0.66	0.58
(1.50)	1.61	0.59		0.34	(1.44)	1.27	2.87	(11.41)	4.26

(1.01)	1.65	0.63		0.53	(1.00)	1.56	3.24	(10.75)	4.84

(0.34)	-	-		(0.48)	(0.31)	(0.44)	(0.56)	(0.63)	(0.45)
-	-	-		-	-	-	(0.33)	(2 .66)	(1 .82)

(0.34)	-	-		(0.48)	(0.31)	(0.44)	(0.89)	(3.29)	(2.27)

-	-	0.00G		-	-	-	0.00G	0.00G	0.00G

$15.82	$17.17	$15.52		$15.16	$15.11	$16.42	$15.30	$12.95	$26.99

(6.00)%	10.63%	4.23%[c]		3.84%[c]	(6.21)%	10.36%	27.08%	(44.96)%	21.22%

$720	$245	$1		$430,547	$386,560	$463,704	$445,596	$426,473	$909,385

0.81%	0.81%	0.69%	D	1.10%	1.07%	1.07%	1.05%	0.92%	0.93%
0.81%	0.81%	0.69%	D	1.10%	1.07%	1.07%	1.05%	0.92%	0.93%

3.00%	1.44%	1.00%	D	2.47%	2.55%	1.83%	2.45%	2.82%	2.26%
3.00%	1.44%	1.00%	D	2.47%	2.55%	1.83%	2.45%	2.82%	2.26%
33%	38%	41%	E	44%[c]	33%	38%	41%	31%	38%

43

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class										Retirement Class
	Six Months Ended April 30, 2012		Year Ended October 31,								Six Months Ended April 30, 2012		Year Ended October 31,		May1 to October 31, 2009
			2011	2010	2009		2008		2007				2011	2010
	(unaudited)										(unaudited)

Net asset value, beginning of period	$15.52		$16.74	$15.20	$12.86		$26.83		$24.24		$15.44		$16.71	$15.20	$11.78

Income from investment operations:
Net investment income (loss)	0.16		0.07	0.89	0.31		0.62		0.56		(0.26)		0.39	0.22	0.12
Net gains (losses) from securities (both realized and unrealized)	0.38		(1.12)	0.65	2.86		(11.35)		4.20		0.83		(1.44)	1.29	3.30

Total income (loss) from investment operations	0.54		(1.05)	1.54	3.17		(10.73)		4.76		0.57		(1.05)	1.51	3.42

Less distributions:
Dividends from net investment income	(0.43)		(0.17)	-	(0.50)		(0.58)		(0.35)		-		(0.22)	-	-
Distributions from net realized gains on securities	-		-	-	(0.33)		(2 .66)		(1.82)		-		-	-	-

Total distributions	(0.43)		(0.17)	-	(0.83)		(3.24)		(2.17)		-		(0.22)	-	-

Redemption fees added to beneficial interest	-		-	-	0.00	G	0.00	G	0.00	G	-		-	-	0.00G

Net asset value, end of period	$15.63		$15.52	$16.74	$15.20		$12.86		$26.83		$16.01		$15.44	$16.71	$15.20

Total return A,B	3.74%	[c]	(6.35)%	10.13%	26.58%		(45.10)%		21.00%		3.69%	[c]	(6.37)%	9.93%	29.03%[c]

Ratios and supplemental data:
Net assets, end of period (in thousands)	$1,024		$1,015	$746	$1,722		$1,546		$4,932		$7		$1	$1	$1
Ratios to average net assets (annualized):
Expenses, before reimbursements	1.29%		1.24%	1.26%	1.45%		1.19%		1.15%		3.39%		3.43%	1.66%	1.48%D
Expenses, net of reimbursements	1.29%		1.24%	1.26%	1.44%		1.19%		1.12%		1.45%		1.30%	1.47%	1.48%D
Net investment income (loss), before reimbursements	2.23%		2.52%	1.64%	2.25%		2.36%		2.01%		0.69%		0.17%	1.25%	1.72%D
Net investment income, net of reimbursements	2.23%		2.52%	1.64%	2.26%		2.36%		2.04%		2.63%		2.30%	1.44%	1.72%D
Portfolio turnover rate	44%	[c]	33%	38%	41%		31%		38%		44%	[c]	33%	38%	41%E

A

May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

C	Not annualized.

D	Annualized.

E	Portfolio turnover rate is for the period from November 1, 2008 through October 31, 2009.

F	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

G	Amounts represent less than $0.01 per share.

44

American Beacon International Equity FundsSM

Financial Highlights

(For a share outstanding throughout the period)

A Class			C Class			AMR Class
Six Months Ended April 30,		May 17 to October 31,	Six Months Ended April 30,		September 1 to October 31,	Six Months Ended April 30,	Year Ended Octoter 31,
2012	2011	2010	2012	2011	2010	2012	2011	2010	2009	2008	2007
(unaudited)			(unaudited)			(unaudited)

$15.33	$16.40	$14.14	$15.21	$16.39	$14.82	$15.31	$16.78	$15.61	$13.25	$27.54	$24.86

0.32	0.12	0.03	0.27	0.07	(0.01)	0.25	0.53	0.39	0.37	0.72	0.73

0.21	(1.14)	2.23	0.19	(1.25)	1.58	0.33	(1.44)	1.30	2.99	(11.58)	4.33

0.53	(1.02)	2.26	0.46	(1.18)	1.57	0.58	(0.91)	1.69	3.36	(10.86)	5.06

(0.55)	(0.05)	-	(0.62)	-	-	(0.59)	(0.56)	(0.52)	(0.67)	(0.77)	(0.56)
-	-	-	-	-	-	-	-	-	(0.33)	(2.66)	(1.82)

(0.55)	(0.05)	-	(0.62)			(0.59)	(0.56)	(0.52)	(1.00)	(3.43)	(2.38)

-	-	-	-	-	-	-	-	-	0.00G	0.00G	0.00G

$15.31	$15.33	$16.40	$15.05	$15.21	$16.39	$15.30	$15.31	$16.78	$15.61	$13.25	$27.54

3.81%[c]	(6.26)%	15.98%[c]	3.42%[c]	(7.09)%	10.59%[c]	4.16%[c]	(5.62)%	11.05%	27.70%	(44.65)%	21.86%

$551	$461	$4	$108	$76	$1	$400,690	$388,185	$469,414	$431,499	$328,083	$672,680

1.26%	2.24%	1.26%D	2.09%	7.39%	2.60%D	0.47%	0.45%	0.46%	0.48%	0.41%	0.42%
1.26%	1.22%	1.25%D	1.98%	1.95%	1.99%D	0.47%	0.45%	0.46%	0.48%	0.41%	0.42%

2.43%	1.03%	0.96%D	1.64%	(4.32)%	(0.81)%D	3.06%	3.15%	2.45%	3.00%	3.24%	2.77%
2.43%	2.05%	0.98%D	1.75%	1.11%	(0.20)%D	3.06%	3.15%	2.45%	3.00%	3.24%	2.77%
44%[c]	33%	38%F	44%[c]	33%	38%F	44%[c]	33%	38%	41%	31%	38%

45

Delivery of Documents

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shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail: american_beacon.funds@ambeacon.com	On the Internet: Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y, Investor, Advisor and Retirement Classes Call (800) 658-5811 AMR ClassSM Call (800) 345-2345	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090. A complete schedule of each Fund’s portfolio holdings is also available on the Funds’ website (www.americanbeaconfunds.com) approximately twenty days after the end of each month.

Availability of Proxy Voting Policy and Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website (www.americanbeaconfunds.com) and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Emerging Markets Fund and American Beacon International Equity Fund are service marks of American Beacon Advisors, Inc.

SAR 04/12

GUIDANCE | VISION | EXPERIENCE

American Beacon FUNDS℠

Semi-Annual Report

April 30, 2012

About American Beacon Advisors	Contents
Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.	Message from American Beacon	1
	Market and Performance Overviews	2-9
	American Beacon Schedules of Investments
	Balanced Fund	13
Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.	Large Cap Growth Fund	22
	Mid-Cap Value Fund	23
	Small Cap Value II Fund	26
	Additional Information	Back Cover

Investing in debt securities entails interest rate risk which is the risk that debt securities will decrease in value with increases in market interest rates. Investing in the securities of small and mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2012

Dear Shareholders,

The market volatility that characterized so much of 2011 continued through November and December but eased in the first months of 2012. Among other things, positive economic data in the U.S. and action in Europe to address Greece’s debt helped reassure investors and the broad market through April.

Nonetheless, the last six months have highlighted the potential benefits to long-term investors of owning funds that are able to participate in the market’s upward movement, while seeking to protect value when the markets turn down.

For the six-month period ended April 30, 2012:

- American Beacon Balanced Fund (Institutional Class) returned 9.94%.

- American Beacon Large Cap Growth Fund (Institutional Class) returned 11.95%.

- American Beacon Mid-Cap Value Fund (Institutional Class) returned 13.44%.

- American Beacon Small Cap Value II Fund (Y Class) returned 9.10% from its inception on Nov. 15, 2011, through    April 30, 2012.

With continued uncertainty in the European Union and an upcoming Presidential election, we may again see further market gyrations in the months to come. Regardless of headlines, American Beacon remains focused on seeking opportunities and meeting market challenges to deliver the type of consistency in performance and service that our shareholders value.

Thank you for your continued investment in the American Beacon Funds. For additional information about the Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr. President American Beacon Funds

Domestic Equity Market Overview

April 30, 2012 (Unaudited)

The six months ended April 30, 2012 was a constructive period for equity investors, who took delight in the S&P 500 Index’s 12.8% return. The market’s advance was prompted by continued signs of a strengthening U.S. economy and the absence of new negative global macroeconomic developments. Consequently, the VIX Index – the Chicago Board Options Exchange Market Volatility Index, commonly referred to as the “Fear Index” – declined from well above its historical average at the beginning of the period, to well below its historical average at the end of the period.

As short-term fears subsided and became a less prominent driver of investor behavior, the market focus shifted toward the underlying fundamentals and valuations of individual stocks. This type of shift tends to reduce the correlation of returns across stocks and forms an environment conducive for bottom-up, fundamental value investors.

Over the six-month period, non-commodity cyclicals outperformed the market by a considerable margin while energy, utilities and materials lagged. Growth stocks outperformed value stocks modestly, but this was influenced heavily by the overweight to technology in the growth indexes, which was one of the top-performing sectors.

Going forward, the equity market’s prospects appear positive due to considerable fundamental improvements exhibited across the corporate sector. Despite modest economic growth, companies have generated robust earnings and cash flows, which have been predominately used to reduce debt. Valuations continue to be compelling even after recent appreciation. Additionally, the appeal of Treasuries for the market is likely to recede as real yields at or below zero will eventually erode the purchasing power of institutional and individual investors alike.

With the lingering sovereign debt issues in Europe and the uncertain growth prospects in emerging markets, there may be periods of elevated volatility in the near- and medium-term. During these episodes, the changes in security prices (i.e., volatility) are often not commensurate with the changes in real risk. Our experience has shown us that focusing on corporate fundamentals is the most effective course when navigating erratic waters.

American Beacon Balanced FundSM

Performance Overview

April 30, 2012 (Unaudited)

The Institutional Class of the Balanced Fund (the “Fund”) returned 9.94% for the six months ended April 30, 2012, outperforming the 60% Russell 1000® Value Index/40% Barclays Capital Aggregate Index (the “Balanced Composite Index”) return of 7.91% and the Lipper Mixed Asset Target Allocation Growth Funds Index return of 7.80% for the same period.

	Annualized Total Returns Periods Ended 4/30/12

	6 Months*	1 Year	5 Years	10 Years
Institutional Class(1,8)	9.94%	5.15%	1.95%	5.95%
Y Class (1,2,8)	9.83%	5.03%	1.89%	5.92%
Investor Class(1,8)	9.79%	4.83%	1.65%	5.65%
Advisor Class(1,3,8)	9.68%	4.67%	1.45%	5.48%
A Class with sales Charge (1,4,8)	3.35%	-1.37%	.41%	5.01%
A Class without sales Charge (1,4,8)	9.69%	4.66%	1.61%	5.63%
C Class with sales Charge (1,5,8)	8.26%	2.91%	1.33%	5.48%
C Class without sales Charge (1,5,8)	9.26%	3.91%	1.33%	5.48%
AMR Class(1,8)	10.09%	5.43%	2.22%	6.24%
Balanced Composite Index (6)	7.91%	3.99%	1.94%	5.56%
Russell 1000 Value Index (7)	11.62%	1.03%	-1.73%	4.83%
Barclays Capital Aggregate Index (7)	2.44%	7.54%	6.37%	5.71%
Lipper Mixed-Asset Target Allocations Growth Funds Index (7)	7.80%	0.77%	2.05%	5.32%

*Not annualized

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2.

Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 4/30/02 up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Institutional Class are lower than those of the Y Class. Therefore, total returns shown may be lower than they would have been had the Y Class been in existence since 4/30/02.

3.

Fund performance for the ten-year period represents the returns achieved by the Investor Class from 4/30/02 up to 5/31/05, the inception date of the Advisor Class, and the returns of the Advisor Class since its inception. Expenses of the Advisor Class are higher than those of the Investor Class. Therefore, total returns shown may be higher than they would have been had the Advisor Class been in existence since 4/30/02. A portion of the fees charged to the Advisor Class of the Fund was waived in 2005. Performance prior to waiving fees was lower than actual returns shown for 2005.

4.

Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/02 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result total returns shown may be higher than they would have been had the A Class been in existence since 4/30/02. A portion of the fees charged to the A Class was waived since 2011. Performance prior to waiving fees was lower than the actual returns shown since 2011. A Class has a maximum sales charge of 5.75%.

5.

Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/02 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/02. A portion of the fees charged to the C Class was waived since 2011. Performance prior to waiving fees was lower than the actual returns shown since 2011. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.

6.

To reflect the Fund’s allocation of its assets between investment grade fixed-income securities and equity securities, the returns of the Russell 1000 Value Index and the Barclays Capital Aggregate Index have been combined in a 60%/40% proportion.

7.

The Russell 1000 Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Russell 1000 Value Index and Russell 1000 Index are registered trademarks of Frank Russell Company. The Barclays Capital Aggregate Index is a market value weighted index of government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities. The Lipper Mixed-Asset Target Allocation Growth Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mixed-Asset Target Allocation Growth Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

8.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, A, C, and AMR Class shares was 0.59%, 1.49% 0.93%, 1.10%, 1.60%, 2.35%, and 0.34% respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

During the six-month period, the Fund’s assets on average were invested 65% in equities (including equitized cash) and 35% in fixed-income securities, ending the period with approximately 66% invested in equities and 34% in fixed-income securities.

The equity portion of the Fund (excluding equitized cash) returned 13.79% for the period, outperforming the Russell 1000 Value Index (“the Index”) return of 11.62%. The Fund’s excess performance versus the Index was primarily due to stock selection as sector allocation added minimal value relative to the Index.

American Beacon Balanced FundSM

Performance Overview

April 30, 2012 (Unaudited)

The Fund’s investments in the Financials, Information Technology and Energy sectors contributed the most value relative to the Index. In the Financials sector, Morgan Stanley (up 6.2%), Charles Schwab (up 13.2%) and JP Morgan Chase (up 26.3%) contributed most to the Fund’s excess returns. Seagate Technology (up 95.2%), Microsoft (up 22.7%) and Apple (up 46.4%) were the largest contributors in the Information Technology sector. Holdings in the Energy sector that had the most positive impact on relative performance were Transocean (up 9.2%), Royal Dutch Shell (up 4.3%) and BP (up 0.6%). Poor stock selection in the Materials sector detracted relative value. ArcelorMittal (down 13.5%) and Cliffs Natural Resources (down 9.2%) hurt performance most in the Materials sector.

An underweight position in Utilities, one of the poorer performing sectors in the Index, contributed to the Fund’s returns through sector allocation.

The fixed income portion of the Fund returned 3.19% for the six-month period, outperforming the Barclays Capital Aggregate Index return of 2.44%. The Fund’s fixed income excess performance was mostly due to the Fund’s exposure to the Agency and Corporates sectors. A significant overweight position in Corporates also contributed to the Fund’s returns. The average duration of the Fund’s portfolio was slightly longer than the Index over the course of the six-month period, benefiting the Fund slightly as rates decreased.

The sub-advisors continue to focus on the disciplined selection of attractive securities that should allow the Fund to benefit long-term.

Top Ten Holdings

% of Net Assets
JPMorgan Chase & Co.	2.3%
Wells Fargo & Co.	1.9%
Bank of America Corp.	1.4%
Microsoft Corp.	1.7%
Vodafone Group plc	1.5%
Pfizer, Inc.	1.4%
Johnson & Johnson	1.3%
ConocoPhillips	1.2%
General Electric Co.	1.1%
BP plc	1.0%

Sector Allocation

% of Equities
Financials	27.0%
Information Technology	12.3%
Health Care	11.3%
Energy	11.1%
Industrials	9.7%
Consumer Staples	9.0%
Consumer Discretionary	7.9%
Telecommunication Services	5.1%
Utilities	4.9%
Materials	1.7%

Sector Allocation

% of Fixed Income
Corporate Obligations	49.3%
Mortgage-Backed Securities	28.4%
U.S. Treasury Obligations	13.2%
Commercial Mortgage-Backed Securities	6.4%
Asset-Backed Securities	1.3%
Municipal Obligations	0.7%
Agency Obligations	0.4%
Other Government Obligations	0.3%

American Beacon Large Cap Growth FundSM

Performance Overview

April 30, 2012 (Unaudited)

The Institutional Class of the Large Cap Growth Fund (the “Fund”) returned 11.95% for the six months ended April 30, 2012, compared to the Russell 1000® Growth Index (the “Index”) return of 14.13% and the Lipper Large-Cap Growth Funds Index return of 13.12%.

	Annualized Total Returns Periods Ended 4/30/12

	6 Months*	1 Year	5 Years	10 Years
Institutional Class(1,6)	11.95%	-0.73%	-0.20%	2.80%
Y Class (1,2,6)	11.49%	-1.31%	-.35%	2.73%
A Class with sales charge (1,3,6)	5.12%	-6.87%	-1.56%	2.10%
A Class without sales charge (1,3,6)	11.51%	-1.17%	-.40%	2.70%
C Class with sales charge (1,4,6)	10.09%	-2.90%	-.61%	2.59%
C Class without sales charge (1,4,6)	11.09%	-1.90%	-.61%	2.59%
AMR Class(1,6)	11.92%	-0.50%	0.08%	3.04%
Russell 1000 Growth Index(5)	14.13%	7.26%	4.11%	5.16%
Lipper Large-Cap Growth Funds Index(5)	13.12%	4.58%	2.91%	3.95%

*Not annualized

1.

The Fund ceased operations on May 21, 2012 and shares are no longer available for sale. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the Institutional Class of the Fund has been waived since 2004. Performance prior to waiving the fees was lower than the actual returns shown for periods since 2004.

2.

Fund performance for the five-year and 10-year periods represent the returns achieved by the Institutional Class from 4/30/02 up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Institutional Class are lower than those of the Y Class. Therefore, total returns shown may be lower than they would have been had the Y Class been in existence since 4/30/02. A portion of the fees charged to the Y Class was waived in 2011. Performance prior to waiving the fees was lower than the actual returns shown since 2011.

3.

Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 4/30/02 up to 5/17/10, the inception date of the A Class, and the returns of the A class since its inception. Expenses of the A Class are higher than those of the Institutional Class. Therefore, total returns shown may be higher than they would have been had the A Class been in existences since 4/30/02. A portion of the fees charged to the A Class was waived in 2011. Performance prior to waiving the fees was lower than the actual returns shown since 2011. A Class has a maximum sales charge of 5.75%.

4.

Fund performance of the five-year and ten-year periods represent the returns achieved by the Institutional Class from 4/30/02 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Institutional Class. Therefore, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/02. A portion of the fees charged to the C Class was waived since 2011. Performance prior to waiving the fees was lower than the actual returns shown since 2011. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.

5.

The Russell 1000 Growth Index is an unmanaged index of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Russell 1000 Growth Index and Russell 1000 Index are registered trademarks of Frank Russell Company. The Lipper Large-Cap Growth Funds Index tracks the results of the 30 largest mutual funds in the Lipper Large-Cap Growth Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

6.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, A, C, and AMR Class shares was 1.07%, 9.76%, 1.99%, 141.72% and 0.76%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund lagged the Index entirely due to stock selection as sector allocation added value relative to the Index.

The Fund’s Information Technology holdings had the most negative impact on relative performance. In the Information Technology sector, Sandisk (down 28.1%) and Apple (up 38.6%) were the largest detractors. Holdings in the Health Care, Industrials, Energy and Consumer Discretionary sectors also detracted from the Fund’s returns. Edwards Lifesciences (down 4.6%) and Biogen Idec (up 7.6%) hurt performance most in the Health Care sector. In the Industrials sector, Union Pacific (up 11.1%) and Danaher (up 9.7%) negatively impacted performance as did Oceaneering (up 3.5%) and Concho Resources (up 3.3%) in the Energy sector. In the Consumer Discretionary sector, Expedia (up 9.9%) and Amazon (down 9.9%) were the largest detractors.

An underweight position in Energy, one of the poorer performing sectors in the Index, generated positive returns through sector allocation. Overweight positions in Information Technology and Consumer Discretionary, the two best performing sectors in the Index, also added relative value.

In preparation for the Fund’s closure (prospectus supplement dated March 1, 2012), all of the Fund’s equity securities were liquidated on April 24, 2012. In order to continue exposure to equity market returns, equity index futures were purchased carrying a notional amount approximately equal to the asset value of the fund.

American Beacon Large Cap Growth FundSM

Performance Overview

April 30, 2012 (Unaudited)

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American Beacon Mid-Cap Value FundSM

Performance Overview

April 30, 2012 (Unaudited)

The Institutional Class of the Mid-Cap Value Fund (the “Fund”) returned 13.44% for the six months ended April 30, 2012. The Fund outperformed the Russell Midcap® Value Index (the “Index”) return of 11.48% and the Lipper Mid-Cap Value Funds Index return of 12.32%.

		Annualized Total Returns Periods Ended 4/30/12
	6 Months*	1 Year	5 Years	Since Incep. (6/30/04)
Institutional Class(1,3,9)	13.44%	1.08%	1.64%	6.82%
Y Class (1,4,9)	13.45%	0.98%	1.62%	6.81%
Investor Class (1,2,9)	13.32%	0.86%	1.51%	6.69%
Advisor Class (1,5,9)	13.12%	0.60%	1.27%	6.52%
A Class with sales charge (1,6,9)	6.60%	-5.28%	0.06%	5.71%
A Class without sales charge (1,6,9)	13.14%	0.49%	1.25%	6.51%
C Class with sales charge (1,7,9)	11.75%	-1.20%	1.01%	6.35%
C Class without sales charge (1,7,9	12.75%	-0.20%	1.01%	6.35%
AMR Class (1,9)	13.50%	1.14%	1.79%	6.95%
Russell Midcap® Value Index(8)	11.48%	-0.81%	0.50%	7.27%
Lipper Mid-Cap Value Funds Index(8)	12.32%	-2.54%	0.86%	6.02%
*	Not annualized

1.

Please note that the recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the AMR Class of the Fund was waived through 2005. Performance prior to waiving fees was lower than the actual returns shown for periods through 2005.

2.

Fund performance for the since inception period represents the returns achieved by the AMR Class from 6/30/04 up to 3/1/06, the inception date of the Investor Class, and the returns of the Investor Class since its inception. Expenses of the Investor Class are higher than those of the AMR Class. As a result, total returns shown may be higher than they would have been had the Investor Class been inexistence since 6/30/04. A portion of the fees charged to the Investor Class of the Fund has been waived since 2006. Performance prior to waiving fees was lower than actual returns shown since 2006.

3.

Fund performance for the since inception period represents the returns achieved by the AMR Class from 6/30/04 up to 11/30/05, the inception date of the Institutional Class, and the returns of the Institutional Class since its inception. Expenses of the Institutional Class are higher than those of the AMR Class. As a result, total returns shown may be higher than they would have been had the Institutional Class been in existence since 6/30/04. A portion of the fees charged to the Institutional Class of the Fund has been waived since 2007. Performance prior to waiving fees was lower than the actual returns show since 2007.

4.

Fund performance for the five-year and since inception periods represent the returns achieved by the AMR Class from 6/30/04 up to 11/30/05, the inception date of the Institutional Class, and the total returns of the Institutional Class from 11/30/05 up to 3/1/10, the inception date of the Y Class and the returns of the Y Class since its inception. Expenses of the AMR and Institutional Classes are lower than those of the Y Class. As a result, total returns shown may be higher than they would have been had the Y Class been inexistence since 6/30/04. A portion of the fees charged to the Y Class of the Fund was waived since 2010. Performance prior to waiving fees was lower than the actual returns shown for the periods since 2010.

5.

Fund performance for the five-year and since inception periods represent the returns achieved by the AMR Class from 6/30/04 to 11/30/05, the Institutional Class from 11/30/05 to 3/1/06 and the Investor Class from 3/1/06 to 6/29/07. Because the AMR, Institutional, and Investor Classes had lower expenses, their performance was better than the Advisor Class would have realized during the same period. A portion of the fees charged to the Advisor Class of the Fund has been waived since 2007. Performance prior to waiving fees was lower than the actual returns shown since 2007.

6.

Performance shown prior to the 5/17/10 inception of the A Class is that of the AMR Class from 6/30/04 to 11/30/05, the Institutional Class from 11/30/05 to 3/1/06 and the Investor Class from 3/1/06 to 5/17/10. Because the AMR, Institutional, and Investor Classes had lower expenses, their performance was better than the A Class would have realized during the five-year and since inception periods. A portion of the fees charged to the A Class of the Fund was waived since 2010. Performance prior to waiving fees was lower than the actual returns shown for the periods since 2010.
A Class has a maximum sales charge of 5.75%.

7.

Performance shown prior to the 9/1/10 inception of the C Class is that of the AMR Class from 6/30/04 to 11/30/05, the Institutional Class from 11/30/05 to 3/1/06 and the Investor Class from 3/1/06 to 9/1/10. Because the AMR, Institutional, and Investor Classes had lower expenses, their performance was better than the C Class would have realized during the five-year and since inception periods. A portion of the fees charged to the C Class of the Fund was waived since 2010. Performance prior to waiving fees was lower than the actual returns shown for the periods since 2010. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

8.

The Russell Midcap Value Index is an unmanaged index of those stocks in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. Russell Midcap Value Index, Russell Midcap Index and Russell 1000 Index are registered trademarks of Frank Russell Company. The Lipper Mid-Cap Value Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mid-Cap Value Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

9.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, A, C, and AMR Class shares was 1.11%, 11.63%, 1.33%, 1.99%,

American Beacon Mid-Cap Value FundSM

Performance Overview

April 30, 2012 (Unaudited)

3.45%, 19.15%, and 0.84%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index through sector allocation as stock selection detracted minimal value relative to the Index.

A significant underweight in the Utilities sector and an absence from Telecommunication Services, the worst performing sector in the Index, generated positive returns through sector allocation. Overweight positions in the Materials, the best performing sector in the Index, and Industrials sectors also contributed to the Fund’s performance.

The Fund’s investments in the Consumer Discretionary sector detracted the most value from relative returns. Royal Caribbean Cruises (down 11.6%) and J.C. Penney (up 25.9%) were the largest detractors in the Consumer Discretionary sector. Poor stock selection in the Health Care and Utilities sectors also hurt performance. In the Health Care sector, St. Jude Medical (up 3.3%), AmerisourceBergen (down 9.1%) and Cardinal Health (down 3.0%) detracted the most relative value. MDU Resources Group (up 0.3%) and Scana (up 10.9%) negatively impacted performance in the Utilities sector. The aforementioned poor performance was mostly offset by good stock selection in the Financials and Industrials sectors. In the Financials sector, Delphi Financial Group (up 64.2%), Allstate (up 26.4%) and Capital One Financial (up 20.0%) were the largest contributors to relative performance. MASCO (up 36.4%), Curtiss Wright (up 8.3%) and Dun & Bradstreet (up 17.0%) generated the most positive impact to performance in the Industrials sector.

The sub-advisors’ philosophy of investing in undervalued companies that exhibit improving profitability and earnings growth potential should allow the Fund to benefit longer term.

Top Ten Holdings

% of Net Assets
Fifth Third Bancorp	2.3%
L-3 Communications Holdings, Inc.	1.9%
Allstate Corp.	1.6%
Masco Corp.	1.4%
Staples, Inc.	1.4%
Stanley Black & Decker, Inc.	1.4%
Avnet, Inc.	1.3%
Comerica, Inc.	1.3%
Willis Group Holdings plc	1.3%
Molex, Inc.	1.3%

Sector Allocation

% of Equities
Financials	28.6%
Industrials	17.0%
Consumer Discretionary	12.5%
Information Technology	10.1%
Health Care	7.7%
Utilities	6.9%
Materials	6.9%
Consumer Staples	5.8%
Energy	4.5%

American Beacon Small Cap Value II FundSM

Performance Overview

April 30, 2012 (Unaudited)

The Y Class of the Small Cap Value II Fund (the “Fund”) returned 9.10% for the period since inception on November 15, 2011 through April 30, 2012, trailing the Russell 2000® Value Index (the “Index”) return of 11.39% and the Lipper Small-Cap Value Funds Index return of 10.56% for the same period.

Annualized Total Returns Period Ended 4/30/12

Since Incep. (11/15/11)*

Y Class (1,3)	9.10%

Investor Class (1,3)	9.02%
Russell 2000 Value Index(2)	11.39%
Lipper Small-Cap Value Funds Index(2)	10.56%

* Not annualized

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2.

Russell 2000® Value Index is a registered trademark of Frank Russell Company. The Russell 2000 Value Index is an unmanaged index of those stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. The Lipper Small-Cap Value Funds Index tracks the results of the 30 largest mutual funds in the Lipper Small-Cap Value Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

3.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Y and Investor Class shares was 1.52%, and 1.80%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund lagged the Index as both stock selection and sector allocation detracted value relative to the Index. The following discussion of Fund performance is for the period from November 30, 2011 through April 30, 2012.

Holdings in the Energy and Industrials sectors negatively impacted the Fund’s returns. In the Energy sector, Patterson UTI Energy (down 24.7%), Unit (down 18.8%) and Gulfport Energy (down 17.6%) detracted from relative performance. Graftech International (down 19.2%) and Crane (down 7.3%) hurt performance most in the Industrials sector. Good stock selection in the

Financials sector positively impacted performance. The largest contributors in the Financials sector were Washington Federal (up 36.2%), Hospitality Properties Trust (up 29.7%) and Assured Guaranty (up 53.6%).

The Fund’s underweight position in Financials, one of the better performing sectors in the Index, and an overweight in the Energy sector detracted value relative to the Index. An underweight in Utilities, the worst performing sector in the Index, generated positive relative returns.

The sub-advisors continue to focus on uncovering investment opportunities through stock selection that should benefit the Fund’s performance over the longer-term.

Top Ten Holdings

% of Net Assets
Hospitality Properties Trust	1.4%
Washington Federal, Inc.	1.2%
Magellan Health Services, Inc.	1.0%
EMCOR Group, Inc.	1.0%
Hanesbrands, Inc.	1.0%
Crane Co.	0.9%
Old Dominion Freight Line, Inc.	0.9%
Netgear, Inc.	0.9%
Aeropostale, Inc.	0.9%
BioMed Realty Trust, Inc.	0.8%

Sector Allocation

% of Equities
Financials	26.6%
Industrials	17.9%
Consumer Discretionary	14.7%
Information Technology	12.4%
Materials	7.8%
Health Care	7.7%
Energy	6.8%
Consumer Staples	4.1%
Utilities	2.0%

American Beacon FundsSM

Fund Expenses

April 30, 2012 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees if applicable, and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in a particular Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2011 through April 30, 2012.

Actual Expenses

The following tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in a Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Institutional Class	Balanced Fund	Large Cap Growth Fund (Closed)	Mid-Cap Value Fund
Beginning Account Value 11/1/11	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/12	$1,099 .45	$1,119 .48	$1,134 .40
Expenses Paid During Period 11/1/11-4/30/12 *	$2.98	$5.64	$5.15
Annualized Expense Ratio	0.57%	1.07%	0.97%

Y Class	Balanced Fund	Large Cap Growth Fund (Closed)	Mid-Cap Value Fund	Small Cap Value II Fund**
Beginning Account Value 11/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/12	$1,097 .88	$1,114.95	$1,133 .24	$1,090 .24
Expenses Paid During Period 11/1/11-4/30/12 *	$4.75	$7.89	$6.52	$5.96
Annualized Expense Ratio	0.91%	1.50%	1.23%	1.25%

Investor Class	Balanced Fund	Mid-Cap Value Fund	Small Cap Value II Fund**
Beginning Account Value 11/1/11	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/12	$1,097 .88	$1,133 .24	$1,090 .24
Expenses Paid During Period 11/1/11-4/30/12 *	$4.75	$6.52	$5.96
Annualized Expense Ratio	0.91%	1.23%	1.25%

Advisor Class	Balanced Fund	Mid-Cap Value Fund
Beginning Account Value 11/1/11	$1,000.00	$1,000.00
Ending Account Value 04/30/12	$1,096 .77	$1,131 .20
Expenses Paid During Period 11/1/11-4/30/12 *	$5.63	$7.84
Annualized Expense Ratio	1.08%	1.48%

A Class	Balanced Fund	Large Cap Growth Fund (Closed)	Mid-Cap Value Fund
Beginning Account Value 11/1/11	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/12	$1,096 .95	$1,115 .13	$1,131 .45
Expenses Paid During Period 11/1/11-4/30/12 *	$5.63	$7.94	$7.84
Annualized Expense Ratio	1.08%	1.51%	1.48%

American Beacon FundsSM

Fund Expenses

April 30, 2012 (Unaudited)

C Class	Balanced Fund	Large Cap Growth Fund (Closed)	Mid-Cap Value Fund
Beginning Account Value 11/1/11	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/12	$1,092.59	$1,110.93	$1,127.49
Expenses Paid During Period 11/1/11-4/30/12 *	$9 .52	$11 .81	$11 .85
Annualized Expense Ratio	1 .83%	2 .25%	2 .24%

AMR Class	Balanced Fund	Large Cap Growth Fund (Closed)	Mid-Cap Value Fund
Beginning Account Value 11/1/11	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/2012	$1,100.95	$1,119.20	$1,135.04
Expenses Paid During Period 11/1/11-4/30/12 *	$1 .62	$3 .58	$3 .98
Annualized Expense Ratio	0 .31%	0 .68%	0 .75%

*

Expenses are equal to the Fund’s annualized expense ratio for the six-month period multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.

**

Expenses are equal to the Fund’s annualized expense ratio for the six-month period multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (168) by days in the year (366) to reflect the half-year period.

Hypothetical Example for Comparison Purposes

The following tables provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in a particular Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in a Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by a Fund, such as sales charges (loads) or redemption fees as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the following tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

Institutional Class	Balanced Fund	Large Cap Growth Fund (Closed)	Mid-Cap Value Fund
Beginning Account Value 11/1/11	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/12	$1,022.03	$1,019.54	$1,020.04
Expenses Paid During Period 11/1/11-04/30/12 *	$2 .87	$5 .37	$4 .87
Annualized Expense Ratio	0 .57%	1 .07%	0 .97%

Y Class	Balanced Fund	Large Cap Growth Fund (Closed)	Mid-Cap Value Fund	Small Cap Value II Fund**
Beginning Account Value 11/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/12	$1,020.34	$1,017.40	$1,018.75	$1,018.65
Expenses Paid During Period 11/1/11-04/30/12 *	$4 .57	$7 .52	$6 .17	$6 .27
Annualized Expense Ratio	0 .91%	1 .50%	1 .23%	1 .25%

Investor Class	Balanced Fund	Mid-Cap Value Fund	Small Cap Value II Fund**
Beginning Account Value 11/1/11	$1,000.00	$1,000.00	$1,000.00

American Beacon FundsSM

Fund Expenses

April 30, 2012 (Unaudited)

Investor Class	Balanced Fund	Mid-Cap Value Fund	Small Cap Value II Fund**
Ending Account Value 04/30/12	$1,020 .34	$1,018 .75	$1,018 .65
Expenses Paid During Period 11/1/11-04/30/12 *	$4 .57	$6 .17	$6 .27
Annualized Expense Ratio	0 .91%	1 .23%	1 .25%

Advisor Class	Balanced Fund	Mid-Cap Value Fund
Beginning Account Value 11/1/11	$1,000 .00	$1,000 .00
Ending Account Value 04/30/12	$1,019 .49	$1,017 .50
Expenses Paid During Period 11/1/11-04/30/12 *	$5 .42	$7 .42
Annualized Expense Ratio	1 .08%	1 .48%

A Class	Balanced Fund	Large Cap Growth Fund (Closed)	Mid-Cap Value Fund
Beginning Account Value 11/1/11	$1,000 .00	$1,000 .00	$1,000 .00
Ending Account Value 04/30/12	$1,019 .49	$1,017 .35	$1,017 .50
Expenses Paid During Period 11/1/11-04/30/12 *	$5 .42	$7 .57	$7 .42
Annualized Expense Ratio	1 .08%	1 .51%	1 .48%

C Class	Balanced Fund	Large Cap Growth Fund (Closed)	Mid-Cap Value Fund
Beginning Account Value 11/1/11	$1,000 .00	$1,000 .00	$1,000 .00
Ending Account Value 04/30/12	$1,015 .76	$1,013 .67	$1,013 .72
Expenses Paid During Period 11/1/11-04/30/12 *	$9 .17	$11 .26	$11 .22
Annualized Expense Ratio	1 .83%	2 .25%	2 .24%

AMR Class	Balanced Fund	Large Cap Growth Fund (Closed)	Mid-Cap Value Fund
Beginning Account Value 11/1/11	$1,000 .00	$1,000 .00	$1,000 .00
Ending Account Value 04/30/12	$1,023 .32	$1,021 .48	$1,021 .13
Expenses Paid During Period 11/1/11-04/30/12 *	$1 .56	$3 .42	$3 .77
Annualized Expense Ratio	0.31%	0.68%	0.75%

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half year period.

**

Expenses are equal to the Fund’s annualized expense ratio for the six-month period multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (168) by days in the year (366) to reflect the half-year period.

12

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 56.84%
CONSUMER DISCRETIONARY - 4.34%
Auto Components - 0.73%
Delphi Automotive plcA	28,500	$875
Johnson Controls, Inc.	103,800	3,318
Magna International, Inc., Class A	62,200	2,726
		6,919
Automobiles - 0.45%
General Motors Co.A	186,400	4,287

Hotels, Restaurants & Leisure - 0.42%
Carnival Corp.	121,800	3,957

Media - 1.41%
CBS Corp., Class BB	32,100	1,071
Comcast Corp., Class A	89,500	2,714
Comcast Corp. - Special Class A	95,400	2,845
Interpublic Group of Cos., Inc.	204,700	2,418
Time Warner Cable, Inc.	23,400	1,883
Time Warner, Inc.	69,600	2,607
		13,538
Multiline Retail - 0.39%
JC Penney Co., Inc.	53,100	1,915
Target Corp.	30,700	1,779
		3,694
Specialty Retail - 0.85%
Gap, Inc.	81,700	2,328
Hanesbrands, Inc.A	92,000	2,597
Home Depot, Inc.	18,950	981
Staples, Inc.	141,100	2,173
		8,079
Textiles & Apparel - 0.09%
Deckers Outdoor Corp.A	17,740	905

Total Consumer Discretionary		41,379

CONSUMER STAPLES - 5.12%
Beverages - 1.31%
Diageo plc, ADRC	56,900	5,754
Molson Coors Brewing Co., Class B	22,300	927
PepsiCo, Inc.	88,100	5,815
		12,496
Food & Drug Retailing - 1.80%
CVS Caremark Corp.	83,200	3,712
Kroger Co.	205,000	4,771
Safeway, Inc.	56,000	1,138
Wal-Mart Stores, Inc.	128,000	7,541
		17,162
Food Products - 0.10%
Kraft Foods, Inc., Class A	23,900	953

Household Products - 0.10%
Kimberly-Clark Corp.	12,100	949

Tobacco - 1.81%
Altria Group, Inc.	94,400	3,041
Imperial Tobacco Group plc, ADRC	67,300	5,385
Philip Morris International, Inc.	97,700	8,744
		17,170
Total Consumer Staples		48,730

	Shares	Fair Value

ENERGY - 6.31%
Energy Equipment & Services - 0.85%
Cobalt International Energy, Inc.A	167,900	$4,493
Transocean Ltd.	71,820	3,619
		8,112
Oil & Gas - 5.46%
BP plc, ADRC	216,647	9,405
Chevron Corp.	38,028	4,052
ConocoPhillips	159,076	11,394
Exxon Mobil Corp.	25,600	2,210
Marathon Oil Corp.	48,400	1,420
Marathon Petroleum Corp.	24,150	1,005
Occidental Petroleum Corp.	58,000	5,291
Royal Dutch Shell plc, ADRC	112,937	8,175
Spectra Energy Corp.	185,300	5,696
Total S.A., ADRC	70,600	3,397
		52,045
Total Energy		60,157

FINANCIALS - 15.45%
Banks - 5.66%
Bank of America Corp.	1,650,380	13,385
Bank of New York Mellon Corp.	202,900	4,799
Fifth Third Bancorp	135,000	1,921
KeyCorp	220,757	1,775
PNC Financial Services Group, Inc.	119,758	7,942
SunTrust Banks, Inc.	187,500	4,553
Wells Fargo & Co.	543,498	18,168
Zions Bancorporation	65,800	1,342
		53,885
Diversified Financials - 5.78%
American Express Co.	111,800	6,731
Capital One Financial Corp.	127,300	7,063
Charles Schwab Corp.	230,400	3,295
Citigroup, Inc.	193,970	6,409
Goldman Sachs Group, Inc.	27,500	3,167
JPMorgan Chase & Co.	507,634	21,818
Morgan Stanley	91,400	1,579
SLM Corp.	191,100	2,834
State Street Corp.	45,600	2,108
		55,004
Insurance - 3.62%
ACE Ltd.	25,300	1,922
Allstate Corp.	199,000	6,633
American International Group, Inc.	183,200	6,234
Hartford Financial Services Group, Inc.	108,400	2,228
Lincoln National Corp.	77,600	1,922
MetLife, Inc.	203,588	7,334
Prudential Financial, Inc.	15,900	963
Travelers Cos., Inc.	28,500	1,833
Unum Group	78,000	1,852
XL Group plc	166,700	3,586
		34,507
Real Estate - 0.39%
Annaly Capital Management, Inc.D	98,210	1,603
Chimera Investment Corp.D	725,972	2,098
		3,701
Total Financials		147,097

See accompanying notes
13

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Shares	Fair Value

HEALTH CARE - 6.43%
Biotechnology - 0.20%
Amgen, Inc.	26,643	$1,895

Health Care Equipment & Supplies - 1.48%
Baxter International, Inc.	86,500	4,793
Covidien plc	42,500	2,347
Medtronic, Inc.	156,900	5,994
Zimmer Holdings, Inc.	15,000	944
		14,078
Health Care Providers & Services - 0.48%
Quest Diagnostics, Inc.	24,200	1,396
WellPoint, Inc.	46,600	3,161
		4,557
Pharmaceuticals - 4.27%
AstraZeneca plc, ADRC	20,600	904
Eli Lilly & Co.	34,400	1,424
Johnson & Johnson	192,500	12,530
Merck & Co., Inc.	219,876	8,628
Novartis AG, ADRC	32,800	1,810
Pfizer, Inc.	578,954	13,274
Sanofi, ADRC	56,600	2,161
		40,731
Total Health Care		61,261

INDUSTRIALS - 5.54%
Aerospace & Defense - 1.73%
Boeing Co.	51,800	3,978
Exelis, Inc.	70,600	814
Huntington Ingalls Industries, Inc.A	7,550	298
Lockheed Martin Corp.	40,200	3,640
Northrop Grumman Corp.	44,300	2,803
Raytheon Co.	91,600	4,959
		16,492
Air Freight & Couriers - 0.28%
FedEx Corp.	30,400	2,682

Industrial Conglomerates - 1.99%
3M Co.	42,000	3,753
General Electric Co.	534,200	10,461
Honeywell International, Inc.	77,900	4,725
		18,939
Machinery - 1.54%
Cummins, Inc.	43,300	5,015
Illinois Tool Works, Inc.	49,500	2,840
Ingersoll-Rand plc	23,200	986
ITT Corp.	35,300	793
PACCAR, Inc.	71,900	3,089
Xylem, Inc.	70,500	1,966
		14,689
Total Industrials		52,802

INFORMATION TECHNOLOGY - 7.01%
Communications Equipment - 0.77%
Cisco Systems, Inc.	215,100	4,334
Corning, Inc.	208,200	2,988
		7,322
Computers & Peripherals - 2.76%
Apple, Inc.	6,490	3,792
Hewlett-Packard Co.	313,800	7,771

	Shares	Fair Value

International Business Machines Corp.	26,200	$5,425
Seagate Technology plc	219,900	6,764
Western Digital Corp.A	64,400	2,499
		26,251
Electronic Equipment & Instruments - 0.20%
TE Connectivity Ltd.	52,625	1,919

IT Consulting & Services - 0.17%
Fidelity National Information Services, Inc.	49,000	1,650

Semiconductor Equipment & Products - 0.49%
Intel Corp.	79,200	2,249
Texas Instruments, Inc.	74,500	2,380
		4,629
Software - 2.62%
CA, Inc.	134,974	3,566
Microsoft Corp.	507,900	16,263
Oracle Corp.	174,900	5,140
		24,969
Total Information Technology		66,740

MATERIALS - 0.95%
Chemicals - 0.35%
Air Products & Chemicals, Inc.	16,000	1,368
EI du Pont de Nemours & Co.	36,100	1,930
		3,298
Metals & Mining - 0.60%
ArcelorMittal	93,150	1,614
Cliffs Natural Resources, Inc.	22,500	1,401
Newmont Mining Corp.	58,300	2,778
		5,793
Total Materials		9,091

TELECOMMUNICATION SERVICES - 2.92%
Diversified Telecommunication Services - 1.46%
AT&T, Inc.	274,977	9,049
Verizon Communications, Inc.	120,808	4,878
		13,927
Wireless Telecommunication Services - 1.46%
Vodafone Group plc, ADRC	500,130	13,919
Total Telecommunication Services		27,846

UTILITIES - 2.77%
CenterPoint Energy, Inc.	197,800	3,998
Dominion Resources, Inc.	55,700	2,907
Edison International	51,000	2,245
Entergy Corp.	70,600	4,628
Exelon Corp.	111,500	4,350
NRG Energy, Inc.A	121,000	2,057
Public Service Enterprise Group, Inc.	200,700	6,251
Total Utilities		26,436

Total Common Stock (Cost $487,263)		541,539

PREFERRED STOCK - 0.17% (Cost $1,995)
CONSUMER DISCRETIONARY
General Motors Co.	41,400	1,616

See accompanying notes
14

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
CORPORATE OBLIGATION - 15.02%
Financials - 6.57%
AEGON Funding Co. LLC,
5.75%, Due 12/15/2020E	$350	$378
American Express Co.,
8.15%, Due 3/19/2038	200	306
American Express Credit Corp.,
5.125%, Due 8/25/2014	570	619
American International Group, Inc.,
6.40%, Due 12/15/2020	625	718
Bank of America Corp.,
6.50%, Due 8/1/2016	2,360	2,580
7.80%, Due 9/15/2016	700	766
7.625%, Due 6/1/2019	925	1,066
Bank of New York Mellon Corp.,
1.50%, Due 1/31/2014	335	339
4.30%, Due 5/15/2014	290	310
Bank One Corp.,
4.90%, Due 4/30/2015	250	269
Barclays Bank plc,
3.90%, Due 4/7/2015	330	343
6.75%, Due 5/22/2019	350	403
Bear Stearns Cos. LLC,
7.25%, Due 2/1/2018E	1,640	1,995
BNP Paribas S.A.,
3.60%, Due 2/23/2016	320	322
Canadian Imperial Bank of Commerce,
1.45%, Due 9/13/2013	410	415
Capital One Financial Corp.,
2.125%, Due 7/15/2014	335	337
Citigroup, Inc.,
1.398%, Due 4/1/2014	300	294
6.375%, Due 8/12/2014	1,720	1,855
0.811%, Due 11/5/2014F	320	305
6.01%, Due 1/15/2015	250	271
6.125%, Due 11/21/2017	430	477
8.50%, Due 5/22/2019	1,300	1,615
CNA Financial Corp.,
7.35%, Due 11/15/2019	245	291
Credit Suisse,
5.30%, Due 8/13/2019	325	363
Danske Bank A/S,
1.517%, Due 4/14/2014F G	620	603
Deutsche Bank AG,
3.875%, Due 8/18/2014	325	340
Fifth Third Bancorp,
3.625%, Due 1/25/2016	325	345
8.25%, Due 3/1/2038	1,900	2,613
General Electric Capital Corp.,
1.114%, Due 6/2/2014F	1,595	1,591
0.669%, Due 1/8/2016F	1,125	1,086
5.625%, Due 5/1/2018	955	1,107
6.00%, Due 8/7/2019	350	414
5.50%, Due 1/8/2020	250	286
5.30%, Due 2/11/2021	170	187
5.875%, Due 1/14/2038	505	565
Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	725	771
6.25%, Due 9/1/2017	650	707
5.95%, Due 1/18/2018	345	372
6.00%, Due 6/15/2020	175	187
6.75%, Due 10/1/2037	2,080	2,058

	Par Amount	Fair Value
	(000’s)	(000’s)
HCP, Inc.,
5.375%, Due 2/1/2021	$355	$391
Health Care REIT, Inc.,
3.625%, Due 3/15/2016D	185	189
5.25%, Due 1/15/2022D	250	265
HSBC Finance Corp.,
0.717%, Due 1/15/2014F	1,050	1,023
ING Bank N.V.,
1.875%, Due 6/9/2014F G	1,980	1,960
5.125%, Due 5/1/2015G	450	453
3.75%, Due 3/7/2017G	400	395
JPMorgan Chase & Co.,
1.266%, Due 1/24/2014F	840	844
3.45%, Due 3/1/2016	480	503
4.50%, Due 1/24/2022	695	740
5.50%, Due 10/15/2040	325	357
JPMorgan Chase Bank NA,
0.804%, Due 6/13/2016F	415	388
KeyCorp,
5.10%, Due 3/24/2021	140	157
Liberty Mutual Group, Inc.,
5.00%, Due 6/1/2021G	280	283
Liberty Mutual Insurance Co.,
7.875%, Due 10/15/2026G	1,500	1,783
Lincoln National Corp.,
4.75%, Due 2/15/2014	245	256
Lloyds TSB Bank plc,
4.375%, Due 1/12/2015G	325	332
4.20%, Due 3/28/2017	525	533
6.375%, Due 1/21/2021	185	200
Merrill Lynch & Co. Inc,
6.40%, Due 8/28/2017	795	859
6.50%, Due 7/15/2018	260	284
6.11%, Due 1/29/2037	365	348
7.75%, Due 5/14/2038	1,660	1,838
MetLife, Inc.,
5.00%, Due 11/24/2013	440	468
6.375%, Due 6/15/2034	350	430
Monumental Global Funding III,
0.667%, Due 1/15/2014F G	325	319
Morgan Stanley,
0.769%, Due 1/9/2014F	2,860	2,718
0.947%, Due 10/15/2015F	920	812
4.75%, Due 3/22/2017	805	804
7.30%, Due 5/13/2019	350	376
5.625%, Due 9/23/2019	350	346
National Australia Bank Ltd.,
4.375%, Due 12/10/2020G	325	347
Nordea Bank AB,
4.875%, Due 1/27/2020G	300	324
PNC Funding Corp.,
4.25%, Due 9/21/2015	370	405
4.375%, Due 8/11/2020	330	364
3.30%, Due 3/8/2022	340	344
Prudential Financial, Inc.,
7.375%, Due 6/15/2019	300	373
Rabobank Nederland,
4.20%, Due 5/13/2014G	200	210
2.125%, Due 10/13/2015	340	343
Royal Bank of Canada,
1.15%, Due 3/13/2015	285	286
Simon Property Group LP,
5.75%, Due 12/1/2015D H	135	152

See accompanying notes
15

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
2.80%, Due 1/30/2017D H	$405	$418
10.35%, Due 4/1/2019D H	325	451
Societe Generale S.A.,
2.20%, Due 9/14/2013G	300	298
1.519%, Due 4/11/2014F G	900	859
State Street Corp.,
4.30%, Due 5/30/2014	215	230
2.875%, Due 3/7/2016	505	532
SunTrust Banks, Inc.,
3.50%, Due 1/20/2017	460	472
Svenska Handelsbanken AB,
2.875%, Due 4/4/2017	550	559
Travelers Property Casualty Corp.,
5.00%, Due 3/15/2013	565	585
UBS AG,
5.875%, Due 12/20/2017	850	942
US Bancorp,
2.20%, Due 11/15/2016	755	777
Wachovia Corp.,
0.837%, Due 10/15/2016F	650	605
5.75%, Due 2/1/2018	1,370	1,598
Westpac Banking Corp.,
2.25%, Due 11/19/2012	330	333
Willis North America, Inc.,
6.20%, Due 3/28/2017	255	287
		62,617
Industrials - 7.46%
Altria Group, Inc.,
9.70%, Due 11/10/2018	280	380
4.75%, Due 5/5/2021	310	341
America Movil SAB de CV,
6.375%, Due 3/1/2035	350	424
American Honda Finance Corp.,
4.625%, Due 4/2/2013G	425	441
3.875%, Due 9/21/2020G	150	158
Amgen, Inc.,
5.15%, Due 11/15/2041	2,090	2,177
Analog Devices, Inc.,
3.00%, Due 4/15/2016	330	350
Anheuser-Busch InBev Worldwide, Inc.,
5.00%, Due 4/15/2020	330	388
8.00%, Due 11/15/2039	125	195
Apache Corp.,
3.25%, Due 4/15/2022	270	279
5.10%, Due 9/1/2040	170	187
Applied Materials, Inc.,
2.65%, Due 6/15/2016	345	362
Aristotle Holding, Inc.,
6.125%, Due 11/15/2041G	985	1,144
AT&T, Inc.,
5.10%, Due 9/15/2014	605	664
5.50%, Due 2/1/2018	775	913
6.80%, Due 5/15/2036	150	188
6.40%, Due 5/15/2038	175	213
5.35%, Due 9/1/2040	253	277
Baxter International, Inc.,
1.85%, Due 1/15/2017	225	230
Becton Dickinson and Co.,
3.25%, Due 11/12/2020	330	348
BHP Billiton Finance USA Ltd.,
1.125%, Due 11/21/2014	315	317
Boeing Co.,

	Par Amount	Fair Value
	(000’s)	(000’s)
1.875%, Due 11/20/2012	$350	$353
BP Capital Markets plc,
3.20%, Due 3/11/2016	750	798
3.561%, Due 11/1/2021	230	241
Burlington Northern Santa Fe LLC,
5.75%, Due 3/15/2018E	425	509
7.95%, Due 8/15/2030E	205	283
5.75%, Due 5/1/2040E	170	198
Cameron International Corp.,
6.375%, Due 7/15/2018	135	161
Canadian National Railway Co.,
5.55%, Due 5/15/2018	350	419
Canadian Natural Resources Ltd.,
3.45%, Due 11/15/2021	430	444
6.25%, Due 3/15/2038	365	456
Caterpillar Financial Services Corp.,
6.125%, Due 2/17/2014	460	505
2.75%, Due 6/24/2015	340	358
CBS Corp.,
3.375%, Due 3/1/2022	500	492
Cellco Partnership,
8.50%, Due 11/15/2018	320	441
Cliffs Natural Resources, Inc.,
4.875%, Due 4/1/2021	225	237
Coca-Cola Co.,
0.75%, Due 11/15/2013	735	737
Comcast Cable Communications Holdings, Inc.,
8.375%, Due 3/15/2013	128	137
Comcast Corp.,
6.30%, Due 11/15/2017	425	516
5.875%, Due 2/15/2018	270	321
6.45%, Due 3/15/2037	2,630	3,199
6.55%, Due 7/1/2039	350	434
Cooper US, Inc.,
2.375%, Due 1/15/2016	330	340
3.875%, Due 12/15/2020	250	273
Covidien International Finance S.A.,
2.80%, Due 6/15/2015	290	303
CSX Corp.,
5.50%, Due 4/15/2041	325	364
CVS Caremark Corp.,
3.25%, Due 5/18/2015	170	181
Daimler Finance North America LLC,
3.00%, Due 3/28/2016E G	160	167
2.95%, Due 1/11/2017E G	300	313
2.40%, Due 4/10/2017E G	550	556
Deutsche Telekom International Finance BV,
4.875%, Due 3/6/2042G	300	283
DIRECTV Holdings LLC,
3.50%, Due 3/1/2016E	360	380
6.35%, Due 3/15/2040E	140	156
Dow Chemical Co.,
7.60%, Due 5/15/2014	170	192
4.25%, Due 11/15/2020	305	324
4.125%, Due 11/15/2021	300	313
Eaton Corp.,
5.60%, Due 5/15/2018	300	356
Ecolab, Inc.,
2.375%, Due 12/8/2014	130	135
Enterprise Products Operating LLC,
5.65%, Due 4/1/2013E	355	370

See accompanying notes
16

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
6.125%, Due 10/15/2039E	$310	$357
EOG Resources, Inc.,
2.50%, Due 2/1/2016	325	339
Express Scripts, Inc.,
6.25%, Due 6/15/2014	370	407
France Telecom S.A.,
4.375%, Due 7/8/2014	215	229
2.125%, Due 9/16/2015	150	152
Freeport-McMoRan Copper & Gold, Inc.,
3.55%, Due 3/1/2022	350	346
Genzyme Corp.,
5.00%, Due 6/15/2020	190	223
Gilead Sciences, Inc.,
2.40%, Due 12/1/2014	355	368
Halliburton Co.,
3.25%, Due 11/15/2021	275	285
Hewlett-Packard Co.,
2.20%, Due 12/1/2015	325	329
4.65%, Due 12/9/2021	925	976
4.05%, Due 9/15/2022	300	303
6.00%, Due 9/15/2041	1,885	2,083
Husky Energy, Inc.,
5.90%, Due 6/15/2014	190	209
3.95%, Due 4/15/2022	370	384
Intel Corp.,
3.30%, Due 10/1/2021	215	227
John Deere Capital Corp.,
4.90%, Due 9/9/2013	470	497
Johnson Controls, Inc.,
1.75%, Due 3/1/2014	565	574
5.00%, Due 3/30/2020	320	366
Kellogg Co.,
4.25%, Due 3/6/2013	500	516
1.875%, Due 11/17/2016	150	153
Koninklijke Philips Electronics N.V.,
5.75%, Due 3/11/2018	415	489
Lorillard Tobacco Co.,
8.125%, Due 6/23/2019	275	343
Marathon Oil Corp.,
6.00%, Due 10/1/2017	365	430
McKesson Corp.,
3.25%, Due 3/1/2016	160	172
Medtronic, Inc.,
3.00%, Due 3/15/2015	720	766
Molson Coors Brewing Co.,
3.50%, Due 5/1/2022	80	81
Norfolk Southern Corp.,
5.75%, Due 4/1/2018	425	508
Northrop Grumman Corp.,
5.05%, Due 8/1/2019	150	172
Novartis Capital Corp.,
2.90%, Due 4/24/2015	550	586
Oi S.A.,
5.75%, Due 2/10/2022G	585	600
ONEOK Partners LP,
6.125%, Due 2/1/2041H	355	407
PepsiCo, Inc.,
2.50%, Due 5/10/2016	425	448
Petrobras International Finance Co.,
3.875%, Due 1/27/2016	200	209
3.50%, Due 2/6/2017	135	139
6.875%, Due 1/20/2040	115	139
Petroleos Mexicanos,

	Par Amount	Fair Value
	(000’s)	(000’s)
6.00%, Due 3/5/2020	$325	$373
Phillips 66,
1.95%, Due 3/5/2015G	195	197
4.30%, Due 4/1/2022G	385	402
Pride International, Inc.,
6.875%, Due 8/15/2020	220	271
Quest Diagnostics, Inc.,
4.75%, Due 1/30/2020	150	164
Rio Tinto Finance USA Ltd.,
2.50%, Due 5/20/2016	335	348
Rogers Communications, Inc.,
5.50%, Due 3/15/2014	325	351
SABMiller Holdings, Inc.,
4.95%, Due 1/15/2042G	300	319
Sanofi,
1.625%, Due 3/28/2014	485	495
4.00%, Due 3/29/2021	355	394
Spectra Energy Capital LLC,
5.668%, Due 8/15/2014E	275	300
5.65%, Due 3/1/2020E	275	314
Spectra Energy Partners LP,
4.60%, Due 6/15/2021H	160	169
Teck Resources Ltd.,
6.00%, Due 8/15/2040	145	155
Telecom Italia Capital S.A.,
6.999%, Due 6/4/2018	85	89
Telefonica Emisiones SAU,
3.992%, Due 2/16/2016	115	111
6.421%, Due 6/20/2016	350	360
Teva Pharmaceutical Finance II,
3.00%, Due 6/15/2015	420	442
Thomson Reuters Corp.,
4.70%, Due 10/15/2019	150	168
Time Warner Cable, Inc.,
5.40%, Due 7/2/2012	975	981
5.85%, Due 5/1/2017	650	760
6.75%, Due 7/1/2018	505	616
7.30%, Due 7/1/2038	1,920	2,440
Time Warner, Inc.,
6.875%, Due 5/1/2012	975	975
4.875%, Due 3/15/2020	160	179
4.75%, Due 3/29/2021	325	363
Toyota Motor Credit Corp.,
2.05%, Due 1/12/2017	485	497
TransCanada PipeLines Ltd.,
7.625%, Due 1/15/2039	300	436
6.10%, Due 6/1/2040	170	218
Transocean, Inc.,
6.80%, Due 3/15/2038	3,170	3,652
Tyco Electronics Group S.A.,
1.60%, Due 2/3/2015	170	171
6.55%, Due 10/1/2017	255	305
Tyco International Finance S.A.,
3.75%, Due 1/15/2018	325	350
Union Pacific Corp.,
4.163%, Due 7/15/2022	306	336
United Technologies Corp.,
6.125%, Due 7/15/2038	450	562
UnitedHealth Group, Inc.,
4.875%, Due 2/15/2013	480	496
3.875%, Due 10/15/2020	325	352
6.625%, Due 11/15/2037	1,590	2,067
Vale Overseas Ltd.,

See accompanying notes
17

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
4.375%, Due 1/11/2022	$275	$282
Valero Energy Corp.,
9.375%, Due 3/15/2019	135	179
6.625%, Due 6/15/2037	165	179
Verizon Communications, Inc.,
5.50%, Due 4/1/2017	350	411
4.60%, Due 4/1/2021	380	430
3.50%, Due 11/1/2021	140	147
6.90%, Due 4/15/2038	275	363
Viacom, Inc.,
6.875%, Due 4/30/2036	2,880	3,682
4.50%, Due 2/27/2042	450	438
Vodafone Group plc,
1.625%, Due 3/20/2017	535	533
6.15%, Due 2/27/2037	365	454
Volkswagen International Finance N.V.,
1.625%, Due 3/22/2015G	500	502
Wal-Mart Stores, Inc.,
7.55%, Due 2/15/2030	350	517
Xerox Corp.,
5.65%, Due 5/15/2013	75	78
8.25%, Due 5/15/2014	160	181
4.25%, Due 2/15/2015	355	378
2.95%, Due 3/15/2017	150	153
		71,118
Utilities - 0.99%
Columbus Southern Power Co.,
5.50%, Due 3/1/2013	510	529
Commonwealth Edison Co.,
4.00%, Due 8/1/2020	175	193
Consolidated Edison Co. of New York, Inc.,
5.50%, Due 12/1/2039	350	428
Duke Energy Carolinas LLC,
5.10%, Due 4/15/2018E	350	414
Duke Energy Indiana, Inc.,
6.05%, Due 6/15/2016	520	607
EDF S.A.,
4.60%, Due 1/27/2020G	320	344
Energy Transfer Partners LP,
8.50%, Due 4/15/2014H	429	482
9.00%, Due 4/15/2019H	260	325
Exelon Generation Co. LLC,
5.20%, Due 10/1/2019E	245	276
6.25%, Due 10/1/2039E	275	319
FirstEnergy Solutions Corp.,
4.80%, Due 2/15/2015	175	189
MidAmerican Energy Holdings Co.,
6.125%, Due 4/1/2036	350	426
National Rural Utilities Cooperative Finance Corp.,
1.125%, Due 11/1/2013	335	338
5.45%, Due 4/10/2017	270	316
Pacific Gas & Electric Co.,
6.25%, Due 12/1/2013	175	190
3.50%, Due 10/1/2020	300	319
Progress Energy, Inc.,
4.875%, Due 12/1/2019	350	399
Sempra Energy,
6.50%, Due 6/1/2016	265	315
Southern Co.,
1.95%, Due 9/1/2016	310	317

	Par Amount	Fair Value
	(000’s)	(000’s)
Southwestern Electric Power Co.,
3.55%, Due 2/15/2022	$600	$604
Union Electric Co.,
6.70%, Due 2/1/2019	380	473
Virginia Electric and Power Co.,
5.40%, Due 4/30/2018	350	420
Westar Energy, Inc.,
6.00%, Due 7/1/2014	175	192
Xcel Energy, Inc.,
5.613%, Due 4/1/2017	869	1,006
		9,421
Total Corporate Obligations (Cost $131,173)		143,156

OTHER GOVERNMENT OBLIGATIONS - 0.08%
Province of Ontario Canada,
4.10%, Due 6/16/2014	350	375
3.15%, Due 12/15/2017	325	351
Total Other Government Obligations (Cost $674)		726

U.S. AGENCY OBLIGATION - 0.03% (Cost $300)
Private Export Funding Corp.,
2.125%, Due 7/15/2016	300	315

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 0.85%
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
5.317%, Due 9/10/2047, 2006-5 A2	297	299
5.634%, Due 4/10/2049, 2007-2 A2	266	271
Bear Stearns Commercial Mortgage Securities,
5.201%, Due 12/11/2038, 2006-PW14 A4	665	747
5.54%, Due 9/11/2041, 2006-PW13 A4	840	955
4.831%, Due 7/11/2042, 2004-PWR5 A4	370	381
GS Mortgage Securities Corp II,
4.607%, Due 7/10/2039, 2005-GG4 A3	181	181
3.679%, Due 8/10/2043, 2010-C1 A1G	363	388
3.849%, Due 12/10/2043, 2010-C2 A1G	532	572
3.645%, Due 3/10/2044, 2011-GC3 A2G	500	534
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.678%, Due 7/15/2042, 2005-LDP2 A3A	197	200
3.853%, Due 6/15/2043, 2010-C1 A1G	673	714
4.388%, Due 2/15/2046, 2011-C3 A3G	550	601
4.625%, Due 3/15/2046, 2005-LDP1 A2	250	253
5.925%, Due 2/12/2049, 2007-CB19 A4	550	627
5.629%, Due 2/12/2051, 2007-CB20 A2	490	494
LB-UBS Commercial Mortgage Trust,

See accompanying notes
18

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
5.424%, Due 2/15/2040, 2007-C1 A4	$500	$565
Wachovia Bank Commercial Mortgage Trust,
5.922%, Due 6/15/2049, 2007-C32 A2	281	286

Total Non-Agency Mortgage- Backed Obligations (Cost $7,481)		8,068

ASSET-BACKED SECURITIES - 0.39%
Ally Master Owner Trust,
0.890%, Due 6/15/2015, 2011-5 AF	600	601
CNH Equipment Trust,
1.17%, Due 5/15/2015, 2010-C A3	394	396
2.04%, Due 10/17/2016, 2011-A A4	380	391
0.94%, Due 5/15/2017, 2012 A A3	440	441
Ford Credit Floorplan Master Owner Trust,
1.790%, Due 9/15/2014, 2009-2 AF	800	804
Harley-Davidson Motorcycle Trust,
1.87%, Due 2/15/2014, 2009-4 A3	38	38
Honda Auto Receivables Owner Trust,
3.30%, Due 9/15/2015, 2009-3 A4	300	304
Hyundai Auto Receivables Trust,
3.15%, Due 3/15/2016, 2009-A A4	270	277
John Deere Owner Trust,
3.96%, Due 5/16/2016, 2009-A A4	169	170
Volkswagen Auto Loan Enhanced Trust,
6.24%, Due 7/20/2015, 2008-2 A4A	259	264

Total Asset-Backed Securities (Cost $3,667)		3,686

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 9.67%
Federal Home Loan Mortgage Corporation
4.50%, Due 1/15/2015	22,140	24,531
4.50%, Due 3/1/2019	276	294
5.00%, Due 10/1/2020	111	121
5.00%, Due 8/1/2033	627	680
5.50%, Due 2/1/2034	542	594
5.00%, Due 3/1/2034	461	499
6.00%, Due 6/1/2034	404	455
6.00%, Due 8/1/2034	308	344
5.00%, Due 8/1/2035	463	501
5.00%, Due 9/1/2035	331	359
5.50%, Due 4/1/2037	598	652
5.50%, Due 5/1/2038	255	278
4.00%, Due 10/1/2039	2,731	2,885
0.640%, Due 12/15/2040F	1,565	1,564
4.00%, Due 1/1/2041	1,309	1,383
4.50%, Due 2/1/2041	1,217	1,301
3.50%, Due 3/1/2042	558	580
4.00%, Due 3/1/2042	522	552

		37,573

Federal National Mortgage Association
5.50%, Due 2/1/2014	50	55
6.00%, Due 4/1/2016	86	92
5.00%, Due 12/1/2017	248	270
4.50%, Due 9/1/2018	172	185
4.00%, Due 8/1/2020	275	295
4.50%, Due 3/1/2025	405	439
3.50%, Due 1/1/2026	325	343
4.00%, Due 5/1/2026	1,677	1,788
5.00%, Due 3/1/2034	690	750

	Par Amount	Fair Value
	(000’s)	(000’s)
4.50%, Due 9/1/2034	$322	$345
5.00%, Due 2/1/2035	432	476
5.50%, Due 12/1/2035	216	237
5.00%, Due 2/1/2036	320	347
5.50%, Due 4/1/2036	417	459
6.00%, Due 9/1/2036	326	361
5.50%, Due 12/1/2036	499	546
5.50%, Due 2/1/2037	528	578
5.50%, Due 6/1/2038	337	369
4.50%, Due 1/1/2040	1,449	1,553
5.00%, Due 7/1/2040	1,705	1,870
4.00%, Due 9/1/2040	1,110	1,175
4.00%, Due 1/1/2041	1,754	1,857
5.00%, Due 1/1/2041	1,856	2,039
4.00%, Due 2/1/2041	1,509	1,619
4.00%, Due 4/1/2041	1,899	2,038
4.50%, Due 4/1/2041	2,741	2,969
4.50%, Due 5/1/2041	1,795	1,949
4.50%, Due 7/1/2041	908	974
4.50%, Due 8/1/2041	1,589	1,720
4.50%, Due 10/1/2041	955	1,035
3.50%, Due 2/1/2042	1,458	1,516

		30,249

Government National Mortgage Association
7.00%, Due 12/15/2025	161	186
6.50%, Due 8/15/2027	176	202
6.50%, Due 11/15/2027	183	210
7.50%, Due 12/15/2028	148	172
5.50%, Due 7/15/2033	438	492
6.00%, Due 12/15/2033	463	526
5.50%, Due 2/20/2034	629	706
1.692%, Due 11/16/2035, 2010-148 A	338	341
2.174%, Due 7/16/2038, 2011-147 A	1,982	2,023
6.00%, Due 10/15/2038	846	956
2.989%, Due 3/16/2039, 2010-71 AC	923	955
5.00%, Due 10/15/2039	2,757	3,077
6.00%, Due 11/15/2039	809	913
5.50%, Due 2/15/2040	863	965
4.50%, Due 10/20/2040	1,053	1,165
2.70%, Due 4/16/2043, 2011-109 AB	1,977	2,056
2.543%, Due 9/16/2044, 2011-96 AC	1,037	1,074
2.70%, Due 11/16/2044, 2011-92 AB	1,236	1,285
3.20%, Due 11/16/2044, 2011-92 B	2,400	2,528

		19,832

National Credit Union Administration
0.641%, Due 3/11/2020, 2011 R3 1AF	2,391	2,395
0.691%, Due 10/7/2020, 2010 R1 1AF	2,061	2,065

		4,460

Total U.S. Agency Mortgage-Backed Obligations (Cost $86,982)		92,114

U.S. TREASURY OBLIGATIONS - 4.01%
U.S. Treasury Bonds
6.25%, Due 8/15/2023	800	1,136
6.875%, Due 8/15/2025	580	882
5.25%, Due 11/15/2028	250	339
4.75%, Due 2/15/2037	130	171
4.50%, Due 8/15/2039	930	1,188
3.75%, Due 8/15/2041	3,735	4,218

		7,934

U.S. Treasury Notes

See accompanying notes
19

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
0.625%, Due 4/30/2013	$6,970	$6,999
1.875%, Due 2/28/2014	1,200	1,235
2.625%, Due 7/31/2014	2,100	2,209
0.375%, Due 3/15/2015	2,100	2,100
2.50%, Due 3/31/2015	3,000	3,183
2.00%, Due 1/31/2016	4,475	4,715
2.00%, Due 4/30/2016	700	739
3.125%, Due 10/31/2016	900	996
0.875%, Due 1/31/2017	1,400	1,407
3.625%, Due 2/15/2020	975	1,129
2.125%, Due 8/15/2021	800	821
2.00%, Due 11/15/2021	675	682
2.00%, Due 2/15/2022	4,025	4,055

		30,270

Total U.S. Treasury Obligations (Cost $37,024)		38,204

MUNICIPAL OBLIGATIONS - 0.22%
Municipal Electric Authority of Georgia,
6.64%, Due 4/1/2057	1,145	1,300
6.66%, Due 4/1/2057	710	797

Total Municipal Obligations (Cost $1,839)		2,097

	Shares
SHORT-TERM INVESTMENTS - 5.08%
American Beacon U.S. Government Money Market Select FundI	5,000,000	5,000
JPMorgan U.S. Government Money Market Fund	30,684,231	30,684
	Par Amount
U.S. Treasury Bill , 0.01%, Due 10/18/2012	$12,665	12,656

Total Short-Term Investments (Cost $48,343)		48,340

TOTAL INVESTMENTS - 92.36% (Cost $806,741)		879,861
OTHER ASSETS, NET OF LIABILITIES - 7.64%		72,791

TOTAL NET ASSETS - 100.00%		$952,652

A Non-income producing security.

B Non-voting participating shares.

C ADR - American Depositary Receipt.

D REIT - Real Estate Investment Trust.

E Limited Liability Company.

F The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

G Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $16,401 or 1.72% of net assets. The Fund has no right to demand registration of these securities.

H Limited Partnership.

I The Fund is affiliated by having the same investment advisor.

See accompanying notes
20

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

Futures Contracts Open on April 30, 2012:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index Future	Long	469	June, 2012	$32,680	$332

				$32,680	$332

See accompanying notes
21

American Beacon Large Cap Growth FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
SHORT-TERM INVESTMENTS - 94.63% (Cost $251,871)
JPMorgan U.S. Government Money Market Fund	251,871,012	$251,871

Total Short-Term Investments (Cost $251,871)

TOTAL INVESTMENTS - 94.63% (Cost $251,871)		251,871
OTHER ASSETS, NET OF LIABILITIES - 5.37%		14,301

TOTAL NET ASSETS - 100.00%		$266,172

Percentages are stated as a percent of net assets.

Futures Contracts Open on April 30, 2012:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index Future	Long	3,792	June, 2012	$264,227	$5,514

				$264,227	$5,514

See accompanying notes
22

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 94.65% CONSUMER DISCRETIONARY - 11.85%

Automobiles - 0.38%
Harley-Davidson, Inc.	14,513	$759

Hotels, Restaurants & Leisure - 2.72%
International Game Technology	148,252	$2,310
Royal Caribbean Cruises Ltd.	79,781	2,184
WMS Industries, Inc.	40,489	992

		5,486

Household Durables - 3.02%
Mohawk Industries, Inc.A	30,700	2,058
Newell Rubbermaid, Inc.	63,606	1,158
Stanley Black & Decker, Inc.	39,265	2,872

		6,088

Leisure Equipment & Products - 0.51%
Hasbro, Inc.	27,988	1,028

Media - 1.95%
Interpublic Group of Cos., Inc.	66,906	790
Omnicom Group, Inc.	46,200	2,371
Scripps Networks Interactive, Inc., Class A	15,535	780

		3,941

Specialty Retail - 3.27%
American Eagle Outfitters, Inc.	41,710	751
Hanesbrands, Inc.A	51,600	1,456
Rent-A-Center, Inc.	27,800	951
Staples, Inc.	188,350	2,901
Urban Outfitters, Inc.A	19,713	571

		6,630

Total Consumer Discretionary		23,932

CONSUMER STAPLES - 5.49%
Beverages - 1.91%
Coca-Cola Enterprises, Inc.	23,448	706
Constellation Brands, Inc., Class AA	42,679	922
Molson Coors Brewing Co., Class B	53,668	2,232

		3,860

Food & Drug Retailing - 0.85%
Kroger Co.	40,971	954
Sysco Corp.	26,241	758

		1,712

Food Products - 0.35%
JM Smucker Co.	8,887	708

Personal Products - 0.61%
Avon Products, Inc.	56,675	1,224

Tobacco - 1.77%
Lorillard, Inc.	14,500	1,961
Reynolds American, Inc.	39,500	1,613

		3,574

Total Consumer Staples		11,078

ENERGY - 4.24%
Energy Equipment & Services - 0.25%
Nabors Industries Ltd.A	30,291	504

Oil & Gas - 3.99%
EQT Corp.	10,570	527

	Shares	Fair Value
		(000’s)
Murphy Oil Corp.	35,717	$1,964
Newfield Exploration Co.A	23,389	840
Pioneer Natural Resources Co.	10,173	1,178
Range Resources Corp.	11,568	771
Seadrill Ltd.	44,300	1,733
Spectra Energy Corp.	34,200	1,051

		8,064

Total Energy		8,568

FINANCIALS - 27.10%
Banks - 6.80%
Comerica, Inc.	82,008	2,626
Fifth Third Bancorp	319,895	4,553
KeyCorp	186,250	1,497
New York Community Bancorp, Inc.	135,300	1,825
Regions Financial Corp.	149,825	1,010
SunTrust Banks, Inc.	27,322	663
TCF Financial Corp.	44,281	508
Zions Bancorporation	51,249	1,045

		13,727

Diversified Financials - 5.45%
Ameriprise Financial, Inc.	39,671	2,151
Capital One Financial Corp.	35,200	1,953
Discover Financial Services	63,700	2,159
Invesco Ltd.	96,375	2,394
SLM Corp.	104,000	1,542
Towers Watson & Co., Class A	12,365	809

		11,008

Insurance - 10.45%
Allstate Corp.	95,285	3,175
Axis Capital Holdings Ltd.	39,775	1,353
Chubb Corp.	18,200	1,330
Endurance Specialty Holdings Ltd.	22,393	900
PartnerRe Ltd.	13,381	932
Primerica, Inc.	73,575	1,930
Protective Life Corp.	43,400	1,270
Reinsurance Group of America, Inc.	17,229	1,002
RenaissanceRe Holdings Ltd.	25,575	1,996
Torchmark Corp.	21,862	1,065
Unum Group	45,102	1,071
Validus Holdings Ltd.	32,543	1,058
Willis Group Holdings plc	71,681	2,612
XL Group plc	64,800	1,394

		21,088

Real Estate - 4.40%
Annaly Capital Management, Inc.B	44,700	730
Digital Realty Trust, Inc.B	13,982	1,050
Essex Property Trust, Inc.B	12,000	1,896
Hospitality Properties TrustB	73,625	2,030
Host Hotels & Resorts LPB C	56,809	945
Liberty Property TrustB	29,334	1,069
MI Developments, Inc., Class A	32,800	1,158

		8,878

Total Financials		54,701

HEALTH CARE - 7.26%
Health Care Equipment & Supplies - 2.85%
Becton Dickinson and Co.	25,450	1,997
CareFusion Corp.A	41,449	1,074
Patterson Cos., Inc.	20,867	711
St Jude Medical, Inc.	29,600	1,146

See accompanying notes
23

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Shares	Fair Value

		(000’s)
STERIS Corp.	26,571	$835

		5,763

Health Care Providers & Services - 4.41%
AmerisourceBergen Corp.	14,893	554
Cardinal Health, Inc.	33,500	1,416
Cigna Corp.	30,500	1,410
Coventry Health Care, Inc.	61,000	1,829
HealthSouth Corp.A	40,507	907
Omnicare, Inc.	54,500	1,899
Quest Diagnostics, Inc.	15,331	884

		8,899

Total Health Care		14,662

INDUSTRIALS - 16.12%
Aerospace & Defense - 3.76%
Curtiss-Wright Corp.	24,475	864
Exelis, Inc.	56,300	649
L-3 Communications Holdings, Inc.	51,025	3,753
Spirit Aerosystems Holdings, Inc., Class AA	92,530	2,313

		7,579

Building Products - 3.14%
Fortune Brands Home & Security, Inc.A	91,425	2,079
Masco Corp.	222,100	2,927
Owens CorningA	38,775	1,332

		6,338

Commercial Services & Supplies - 2.70%
Cintas Corp.	24,265	950
Con-way, Inc.	62,300	2,025
Dun & Bradstreet Corp.	16,300	1,268
Republic Services, Inc.	44,251	1,211

		5,454

Construction & Engineering - 0.47%
Fluor Corp.	16,404	947

Electrical Equipment - 2.19%
Brady Corp., Class A	58,750	1,823
Molex, Inc.	94,181	2,598

		4,421

Industrial Conglomerates - 0.43%
Teleflex, Inc.	13,877	870

Machinery - 2.74%
Dover Corp.	14,500	909
Eaton Corp.	21,500	1,036
Flowserve Corp.	8,058	926
ITT Corp.	29,600	665
SPX Corp.	17,600	1,351
Xylem, Inc.	23,400	652

		5,539

Marine - 0.69%
Golar LNG Ltd.	37,900	1,402

Total Industrials		32,550

INFORMATION TECHNOLOGY - 9.52%
Communications Equipment - 0.37%
Juniper Networks, Inc.A	35,234	755

Electronic Equipment & Instruments - 3.28%
Avnet, Inc.	73,775	2,662

	Shares	Fair Value

		(000’s)
Ingram Micro, Inc., Class AA	105,350	$2,050
TE Connectivity Ltd.	52,025	1,897

		6,609

IT Consulting & Services - 1.68%
Computer Sciences Corp.	46,125	1,294
Fidelity National Information Services, Inc.	30,591	1,030
Western Union Co.	58,000	1,066

		3,390

Office Electronics - 0.59%
Xerox Corp.	152,900	1,190

Semiconductor Equipment & Products - 1.06%
Analog Devices, Inc.	20,394	795
Microchip Technology, Inc.	38,200	1,350

		2,145

Software - 2.54%
Adobe Systems, Inc.	29,313	984
CA, Inc.	73,775	1,948
Symantec Corp.A	51,241	847
Synopsys, Inc.A	45,184	1,356

		5,135

Total Information Technology		19,224

MATERIALS - 6.56%
Chemicals - 1.75%
Huntsman Corp.	49,284	698
PPG Industries, Inc.	20,175	2,123
Sherwin-Williams Co.	6,000	722

		3,543

Containers & Packaging - 3.23%
Greif, Inc., Class A	15,151	813
Jarden Corp.	50,350	2,110
Owens-Illinois, Inc.A	37,325	868
Packaging Corp of America	30,724	897
Sonoco Products Co.	54,900	1,819

		6,507

Metals & Mining - 1.58%
Alcoa, Inc.	45,551	443
Allegheny Technologies, Inc.	27,987	1,202
Compass Minerals International, Inc.	9,829	752
Nucor Corp.	20,245	794

		3,191

Total Materials		13,241

UTILITIES - 6.51%
Electric Utilities - 4.12%
CenterPoint Energy, Inc.	77,900	1,574
Edison International	15,218	670
Entergy Corp.	34,900	2,288
Great Plains Energy, Inc.	59,170	1,208
Pinnacle West Capital Corp.	23,900	1,156
Portland General Electric Co.	24,188	625
TECO Energy, Inc.	45,231	815

		8,336

Gas Utilities - 0.78%
AGL Resources, Inc.	25,987	1,025
ONEOK, Inc.	6,300	541

		1,566

See accompanying notes
24

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
Multi-Utilities - 1.61%
SCANA Corp.	21,791	$1,005
Xcel Energy, Inc	82,932	2,244

		3,249

Total Utilities		13,151

Total Common Stock (Cost $172,795)		191,107

SHORT-TERM INVESTMENTS - 4.59% (Cost $9,259)
JPMorgan U.S. Government Money Market Fund	9,258,950	9,259

TOTAL INVESTMENTS - 99.24% (Cost $182,054)		200,366
OTHER ASSETS, NET OF LIABILITIES - 0.76%		1,529

TOTAL NET ASSETS - 100.00%		$201,895

Percentages are stated as a percent of net assets.

A Non-income producing security.

B REIT - Real Estate Investment Trust.

C Limited Partnership.

Futures Contracts Open on April 30, 2012:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 400 Midcap E Index Future	Long	87	June, 2012	$8,610	$100

				$8,610	$100

See accompanying notes
25

American Beacon Small Cap Value II FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Shares	Fair Value

		(000’s)
COMMON STOCK - 94.92%
CONSUMER DISCRETIONARY - 13.97%
Auto Components - 1.46%
Dana Holding Corp.	760	$11
Fuel Systems Solutions, Inc.A	584	14
Superior Industries International, Inc.	920	15
Tenneco, Inc.A	285	9
		49
Household Durables - 1.43%
Helen of Troy Ltd.A	660	23
Lancaster Colony Corp.	300	20
National Presto Industries, Inc.	70	5
		48
Leisure Equipment & Products - 1.19%
Callaway Golf Co.	3,100	19
GeoEye, Inc.A	895	21
		40
Lodging/Resorts - 0.62%
DiamondRock Hospitality Co.B	1,994	21

Media - 2.23%
Banner Corp.	921	20
Madison Square Garden Co., Class AA	700	25
Meredith Corp.	350	10
Valassis Communications, Inc.	985	20
		75
Specialty Retail - 5.35%
Aeropostale, Inc.A	1,300	29
American Eagle Outfitters, Inc.	1,100	20
American Greetings Corp., Class A	1,075	17
Casual Male Retail Group, Inc.A	4,908	15
Childrens Place Retail Stores, Inc.A	300	14
Citi Trends, Inc.A	1,058	12
Collective Brands, Inc.A	270	6
Finish Line Inc, Class A	700	16
Hanesbrands, Inc.A	1,180	32
Men’s Wearhouse, Inc.	500	19
		180
Textiles & Apparel - 1.69%
Carter’s, Inc.A	400	22
Kenneth Cole Productions, Inc., Class AA	703	11
Skechers U.S.A. Inc, Class AA	1,307	24
		57
Total Consumer Discretionary		470

CONSUMER STAPLES - 3.92%
Food & Drug Retailing - 0.51%
Andersons, Inc.	250	12
Nash Finch Co.	195	5
		17
Food Products - 2.88%
Cal-Maine Foods, Inc.	565	20
Darling International, Inc.A	345	6
Dean Foods Co.	955	12
J&J Snack Foods Corp.	500	29
Roundy’s, Inc.A	995	12
Sanderson Farms, Inc.	355	18
		97

	Shares	Fair Value

		(000’s)
Household Products - 0.53%
Spectrum Brands Holdings, Inc.A	525	$18

Total Consumer Staples		132

ENERGY - 6.51%
Energy Equipment & Services - 4.07%
Cal Dive International, Inc.A	3,278	13
Hornbeck Offshore Services, Inc.A	600	24
Oil States International, Inc.A	200	16
Parker Drilling Co.	3,110	16
Patterson-UTI Energy, Inc.	668	11
RPC, Inc.	1,060	11
Superior Energy Services, Inc.A	401	11
Tetra Technologies, Inc.A	2,180	19
Unit Corp.A	379	16
		137
Oil & Gas - 2.44%
Bill Barrett Corp.A	185	4
Cloud Peak Energy, Inc.	1,375	22
Contango Oil & Gas Co.A	325	18
EXCO Resources, Inc.	740	5
Gulfport Energy Corp.A	700	18
Vaalco Energy, Inc.	1,600	15
		82
Total Energy		219

FINANCIALS - 25.23%
Banks - 8.68%
Bancorp, Inc.A	1,041	11
BBCN Bancorp, Inc.A	1,005	11
Boston Private Financial Holdings, Inc.	1,834	17
Bryn Mawr Bank Corp.	780	17
Home Bancshares, Inc.	430	13
Horizon Bancorp	338	9
MB Financial, Inc.	900	19
National Penn Bancshares, Inc.	1,500	14
Prosperity Bancshares, Inc.	500	23
Southside Bancshares, Inc.	1,046	21
State Bank Financial Corp.A	970	17
StellarOne Corp.	1,864	23
Trustmark Corp.	800	20
Umpqua Holdings Corp.	1,800	23
Washington Federal, Inc.	2,390	41
Wilshire Bancorp, Inc.A	2,430	13
		292
Diversified Financial - 5.20%
Ares Capital Corp.	951	15
Diamond Hill Investment Group, Inc.	175	13
INTL. FCStone, Inc.A	535	12
KBW, Inc.	1,440	26
Knight Capital Group, Inc., Class AA	1,749	23
National Financial Partners Corp.	500	7
PennantPark Investment Corp.	1,190	12
Piper Jaffray CosA	840	20
Stifel Financial Corp.	600	22
Texas Capital Bancshares, Inc.A	515	19
World Acceptance Corp.A	90	6
		175

See accompanying notes
26

American Beacon Small Cap Value II FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Shares	Fair Value

		(000’s)
Insurance - 4.99%
American Equity Investment Life Holding Co.	1,785	$22
Amtrust Financial Services, Inc.	605	16
Aspen Insurance Holdings Ltd.	600	17
Assured Guaranty Ltd.	355	5
Enstar Group Ltd.A	110	10
Primerica, Inc.	655	17
ProAssurance Corp.	200	18
Protective Life Corp.	900	27
StanCorp Financial Group, Inc.	495	19
Tower Group, Inc.	800	17
		168
Real Estate - 6.36%
BioMed Realty Trust, Inc.B	1,428	27
Forestar Group, Inc.A	1,401	22
Franklin Street Properties Corp.B	2,576	26
Hospitality Properties TrustB	1,660	45
Inland Real Estate Corp.B	1,235	11
LaSalle Hotel PropertiesB	700	21
One Liberty Properties, Inc.B	729	14
Pebblebrook Hotel TrustB	500	12
Senior Housing Properties TrustB	900	20
Tanger Factory Outlet Centers, Inc.B	500	16
		214
Total Financials		849

HEALTH CARE - 7.34%
Biotechnology - 0.45%
RTI Biologics, Inc.A	4,292	15

Health Care Equipment & Supplies - 2.56%
AngioDynamics, Inc.A	890	11
CONMED Corp.	570	16
Cynosure, Inc., Class AA	784	16
Mesa Laboratories, Inc.	490	25
West Pharmaceutical Services, Inc.	400	18
		86
Health Care Providers & Services - 4.33%
Alere, Inc.A	791	19
Health Management Associates, Inc., Class A	1,530	11
HealthSouth Corp.A	1,055	24
Lincare Holdings, Inc.	605	15
Magellan Health Services, Inc.A	790	35
MAXIMUS, Inc.	500	22
Owens & Minor, Inc.	700	20
		146
Total Health Care		247

INDUSTRIALS - 16.97%
Aerospace & Defense - 2.05%
AAR Corp.	1,000	15
Alliant Techsystems, Inc.	420	23
Curtiss-Wright Corp.	365	13
Triumph Group, Inc.	290	18
		69
Building Products - 0.92%
Crane Co.	710	31

	Shares	Fair Value

		(000’s)
Commercial Services & Supplies - 2.85%
Brink’s Co.	1,020	$27
Convergys Corp.	810	11
Electro Rent Corp.	1,010	16
FTI Consulting, Inc.A	285	10
Iconix Brand Group, Inc.A	1,000	15
Layne Christensen Co.A	840	17
		96
Construction & Engineering - 2.50%
EMCOR Group, Inc.	1,190	35
Foster Wheeler AGA	480	11
Granite Construction, Inc.	793	22
MasTec, Inc.A	900	16
		84
Diversified Manufacturing - 0.77%
Barnes Group, Inc.	1,000	26

Electrical Equipment - 2.02%
A.O. Smith Corp.	500	23
General Cable Corp.	800	24
GrafTech International Ltd.A	1,798	21
		68
Industrial Conglomerates - 0.74%
Teleflex, Inc.	400	25

Machinery - 2.50%
Astec Industries, Inc.A	580	18
CIRCOR International, Inc.	455	14
Harsco Corp.	475	11
John Bean Technologies Corp.	345	6
Kaydon Corp.	304	7
Kennametal, Inc.	410	17
Oshkosh Corp.	465	11
		84
Marine - 1.22%
Alexander & Baldwin, Inc.	370	19
Diana Shipping, Inc.	623	5
Rand Logistics, Inc.A	2,000	17
		41
Road & Rail - 0.92%
Old Dominion Freight Line, Inc.A	700	31

Transportation Infrastructure - 0.48%
Macquarie Infrastructure Co. LLCC	450	16

Total Industrials		571

INFORMATION TECHNOLOGY - 11.74%
Communications Equipment - 0.24%
Digi International, Inc.A	869	8

Computers & Peripherals - 1.16%
Datalink Corp.A	1,885	19
Lexmark International, Inc., Class A	325	10
Mercury Computer Systems, Inc.A	782	10
		39

Electronic Equipment & Instruments - 3.41%
Analogic Corp.	260	18
Electro Scientific Industries, Inc.	1,170	17
Ingram Micro, Inc., Class AA	1,170	23
Itron, Inc.A	300	12

See accompanying notes
27

American Beacon Small Cap Value II FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
Tech Data Corp.A	360	$19
Vishay Intertechnology, Inc.A	2,368	26
		115
Internet Software & Services - 1.81%
Keynote Systems, Inc.	714	13
Netgear, Inc.A	800	31
Perficient, Inc.A	1,429	17
		61
IT Consulting & Services - 1.52%
CACI International, Inc., Class AA	315	20
Mantech International Corp., Class A	580	18
TNS, Inc.	640	13
		51
Semiconductor Equipment & Products - 2.50%
Amkor Technology, Inc.A	1,705	9
International Rectifier Corp.A	880	19
Omnivision Technologies, Inc.A	600	11
Photronics, Inc.A	3,518	22
QLogic Corp.A	660	11
Rubicon Technology, Inc.A	1,237	12
		84
Software - 1.10%
JDA Software Group, Inc.A	900	26
Progress Software Corp.A	462	11
		37

Total Information Technology		395

MATERIALS - 7.37%
Chemicals - 4.19%
Cabot Corp.	259	11
Calgon Carbon Corp.A	1,400	19
Cytec Industries, Inc.	181	12
Innophos Holdings, Inc.	510	25
Kraton Performance Polymers, Inc.A	625	16
OM Group, Inc.	800	19
RPM International, Inc.	1,000	27
Sensient Technologies Corp.	310	12
		141
Containers & Packaging - 1.16%
Aptargroup, Inc.	400	21
Jarden Corp.	420	18
		39
Metals & Mining - 1.63%
Commercial Metals Co.	1,295	19
RTI International Metals, Inc.	550	14
Schnitzer Steel Industries, Inc., Class A	555	22
		55
Paper & Forest Products - 0.39%
Buckeye Technologies, Inc.	400	13

Total Materials		248

UTILITIES - 1.87%
Electric Utilities - 1.42%
Black Hills Corp.	690	23
Cleco Corp.	300	12
Portland General Electric Co.	500	13
		48

	Shares	Fair Value
		(000’s)
Gas Utilities - 0.45%
UGI Corp.	505	$15

Total Utilities		63

Total Common Stock (Cost $2,993)		3,194

SHORT-TERM INVESTMENTS - 3.89% (Cost $131)
JPMorgan U.S. Government Money Market Fund	131,380	131

TOTAL INVESTMENTS - 98.81% (Cost $3,124)		3,325
OTHER ASSETS, NET OF LIABILITIES - 1.19%		41
TOTAL NET ASSETS - 100.00%		$3,366

Percentages are stated as a percent of net assets.

A Non-income producing security.

B REIT - Real Estate Investment Trust.

C Limited Liability Company.

See accompanying notes
28

American Beacon Small Cap Value II FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

Futures Contracts Open on April 30, 2012:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Future	Long	1	June, 2012	$81	$1

				$81	$1

See accompanying notes
29

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2012 (in thousands except share and per share amounts) (Unaudited)

	Balanced Fund	Large Cap Growth Fund (Closed)	Mid-Cap Value Fund	Small Cap Value II Fund
Assets:
Investments in unaffiliated securities, at fair value A	$874,861	$251,871	$200,366	$3,325
Investments in affiliated securities, at fair value B	5,000	-	-	-
Deposit with brokers for futures contracts	1,593	13,293	445	6
Receivable for investments sold	1,425	-	773	2
Dividends and interest receivable	2,710	27	95	3
Receivable for fund shares sold	70,642	2,231	916	-
Receivable for tax reclaims	33	-	-	-
Receivable for expense reimbursement (Note 2)	-	-	-	11
Prepaid expenses	40	34	71	54

Total assets	956,304	267,456	202,666	3,401

Liabilities:
Payable for investments purchased	2,490	-	297	16
Payable for fund shares redeemed	341	143	199	-
Payable for variation margin from open futures contracts	108	931	69	1
Management and investment advisory fees payable (Note 2)	527	170	161	2
Administrative service and service fees payable (Note 2)	87	10	17	2
Professional fees payable	15	5	9	14
Trustee fees payable	12	1	1	-
Prospectus and shareholder reports	53	10	14	-
Other liabilities	19	14	4	-

Total liabilities	3,652	1,284	771	35

Net Assets	$952,652	$266,172	$201,895	$3,366

Analysis of Net Assets:
Paid-in-capital	908,856	267,354	190,851	3,093

Undistributed net investment income	(912)	-	592	4
Accumulated net realized gain (loss)	(28,744)	(6,696)	(7,960)	67
Unrealized appreciation of investments and futures contracts	73,452	5,514	18,412	202

Net assets	$952,652	$266,172	$201,895	$3,366

Shares outstanding (no par value):
Institutional Class	2,816,046	14,106	3,455,042	N/A

Y Class	183,465	1,073	9,864	158,238

Investor Class	7,567,208	N/A	237,237	150,620

Advisor Class	301,168	N/A	4,989	N/A

A Class	190,168	18,442	25,853	N/A

C Class	114,263	193	4,033	N/A

AMR Class	60,515,765	38,591,643	14,808,706	N/A

Net asset value, offering and redemption price per share:
Institutional Class	$14.00	$6.84	$10.89	N/A

Y Class	$14.04	$6.79	$10.87	$10.90

Investor Class	$12.92	N/A	$10.93	$10.89

Advisor Class	$13.43	N/A	$10.78	N/A

AMR Class	$13.30	$6.89	$10.89	N/A

A Class (offering price $13.73, $7.19, $11.44, and N/A respectively)	$12.94	$6.78	$10.79	N/A

C Class	$13.15	$6.71	$10.70	N/A

A Cost of investments in unaffiliated securities	$801,741	$251,871	$182,054	$3,124
B Cost of investments in affiliated securities	$5,000	$-	$-	$-

See accompanying notes
30

American Beacon FundsSM

Statements of Operations

For the Six Months ended April 30, 2012 (in thousands) (Unaudited)

	Balanced Fund	Large Cap Growth Fund (Closed)	Mid-Cap Value Fund	Small Cap Value II Fund

Investment Income:
Dividend income from unaffiliated securities (net of foreign taxes) A	$7,702	$402	$1,520	$24
Dividend income from affiliated securities	2	-	-	-
Interest income	5,382	1	-	-

Total investment income	13,086	403	1,520	24

Expenses:
Management and investment advisory fees (Note 2)	939	358	412	9
Administrative service fees (Note 2):
Institutional Class	52	-	53	-
Y Class	2	-	-	2
Investor Class	131	-	4	2
Advisor Class	6	-	-	-
A Class	2	-	-	-
C Class	2	-	-	-
AMR Class	181	35	25	-
Transfer agent fees:
Institutional Class	1	-	1	-
Y Class	-	-	-	2
Investor Class	8	-	1	2
AMR Class	(12)	1	1	-
Custody and fund accounting fees	54	9	9	-
Professional fees	18	16	24	23
Registration fees and expenses	29	25	28	17
Service fees (Note 2):
Y Class	1	-	-	1
Investor Class	143	-	3	2
Advisor Class	5	-	-	-
A Class	1	-	-	-
C Class	1	-	-	-
Distribution fees (Note 2):
Advisor Class	5	-	-	-
A Class	1	-	-	-
C Class	5	-	-	-
Prospectus and shareholder reports	31	12	14	7
Trustee fees	29	5	3	-
Other expenses	30	15	8	2

Total expenses	1,665	476	586	69

Net (fees waived and expenses reimbursed) (Note 2)	-	-	(12)	(52)

Net expenses	1,665	476	574	17

Net investment income	11,421	(73)	946	7

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	13,630	12,620	2,084	67
Commission recapture (Note 3)	19	1	31	-
Futures contracts	4,955	(910)	2,229	-
Change in net unrealized appreciation or (depreciation) of:
Investments	50,915	(5,534)	10,904	202
Futures contracts	(2,379)	5,475	(146)	-

Net gain from investments	67,140	11,652	15,102	269

Net increase in net assets resulting from operations	$78,561	$11,579	$16,048	$276

A Foreign taxes	$54	$-	$4	$-

See accompanying notes
31

American Beacon FundsSM

Statement of Changes in Net Assets (in thousands)

	Balanced Fund		Large Cap Growth Fund (Closed)
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Six Months Ended April 30, 2012	Year Ended October 31, 2011
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$11,421	$22,963	$(73)	$197
Net realized gain from investments and futures contracts	18,604	49,507	11,711	6,088
Change in net unrealized appreciation or (depreciation) of investments and futures contracts	48,536	(29,466)	(59)	(10,935)

Net increase (decrease) in net assets resulting from operations	78,561	43,004	11,579	(4,650)

Distributions to Shareholders:
Net investment income:
Institutional Class	(467)	(876)	-	-
Y Class	(49)	(10)	-	-
Investor Class	(1,276)	(1,759)	-	-
Advisor Class	(38)	(104)	-	-
A Class	(24)	(7)	-	-
C Class	(11)	(4)	-	-
AMR Class	(11,344)	(21,013)	(170)	(167)

Net distributions to shareholders	(13,209)	(23,773)	(170)	(167)

Capital Share Transactions:
Proceeds from sales of shares	200,802	120,787	187,419	134,234
Reinvestment of dividends and distributions	13,158	23,696	170	167
Cost of shares redeemed	(181,653)	(181,269)	(18,916)	(140,627)

Net increase (decrease) in net assets from capital share transactions	32,307	(36,786)	168,673	(6,227)

Net increase (decrease) in net assets	97,659	(17,555)	180,082	(11,043)

Net Assets:
Beginning of period	854,993	872,548	86,090	97,133

End of Period *	$952,652	$854,993	$266,172	$86,090

*Includes undistributed net investment income (loss) of	$(912)	$(763)	$-	$105

See accompanying notes
32

American Beacon FundsSM

Statement of Changes in Net Assets (in thousands)

	Mid-Cap Value Fund		Small Cap Value II Fund
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	From November 15 to April 30, 2012
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$946	$1,307	$7
Net realized gain from investments and futures contracts	4,344	8,346	67
Change in net unrealized appreciation or (depreciation) of investments and futures contracts	10,758	(3,825)	202

Net increase in net assets resulting from operations	16,048	5,828	276

Distributions to Shareholders:
Net investment income:
Institutional Class	(451)	(30)	-
Y Class	(1)	-	(1)
Investor Class	(14)	(343)	(2)
Advisor Class	-	(1)	-
A Class	(1)	-	-
AMR Class	(788)	(753)	-

Net distributions to shareholders	(1,255)	(1,127)	(3)

Capital Share Transactions:
Proceeds from sales of shares	108,616	68,649	90
Reinvestment of dividends and distributions	1,252	1,127	3
Cost of shares redeemed	(15,251)	(84,216)	-
Redemption fees	57	56	-

Net increase (decrease) in net assets from capital share transactions	94,674	(14,384)	93

Net increase (decrease) in net assets	109,467	(9,683)	366

Net Assets:
Beginning of period	92,428	102,111	3,000

End of Period *	$201,895	$92,428	$3,366

*Includes undistributed net investment income (loss) of	$592	$901	$4

See accompanying notes
33

American Beacon FundsSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), which is comprise of 24 Funds, is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon Balanced Fund, the American Beacon Large Cap Growth Fund, the American Beacon Mid-Cap Value Fund, and the American Beacon Small Cap Value II Fund (each a “Fund” and collectively, the “Funds”), each a series of the Trust.

American Beacon Advisors, Inc. (the “Manager”), is a wholly-owned subsidiary of Lighthouse Holdings, Inc., and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Class Disclosure

November 15, 2011 is the inception date for all classes of the Small Cap Value II Fund.

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all Funds offer all classes. The following table sets forth the differences amongst the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000
Y Class	Investors making an initial investment of $100,000
Investor Class	General public and investors investing through an intermediary
Advisor Class	Investors investing through an intermediary
A Class	General public and investors investing through an intermediary with applicable sales charges
C Class	General public and investors investing through an intermediary with applicable sales charges
AMR Class	Investors in the tax-exempt retirement and benefit plans of the Manager, AMR Corporation and its affiliates

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative service fees, service fees, and distribution fees and vary amongst the classes as described more fully in Note 2.

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and International Financial Reporting Standards (“IFRSs”). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRSs. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

Management has evaluated the implications of these changes and determined that the impact will only affect the disclosure requirements related to the financial statements.

34

American Beacon FundsSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory, fund management, and securities lending services. Investment assets of the Funds are managed by multiple investment advisors which have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Funds an annualized fee equal to 0.05% of the average daily net assets plus amounts paid by the Manager to the unaffiliated investment advisors hired by the Manager to direct investment activities for the Funds. Management fees paid by the Funds during the six months ended April 30, 2012 were as follows (dollars in thousands):

	Management Fee Rate	Management Fee	Amounts paid to Investment Advisors	Net Amounts Retained by Manager
Balanced	0.175%-0.65%	$939	$726	$213
Large Cap Growth	0.35%-0.60%	358	324	34
Mid-Cap Value	0.35%-0.90%	412	377	35
Small Cap Value II	0.55%-0.65%	9	8	1

Administrative Services Agreement

The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Institutional, Y, Investor, and Advisor Classes, 0.40% of the average daily net assets of the A and C Classes, and 0.05% of the average daily net assets of the AMR Class of each of the Funds.

Distribution Plans

The Funds, except for the Advisor, A, and C Classes of the Funds, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees will be charged to the Funds for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A, and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes, and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, Advisor, A, and C Classes. As compensation for performing the duties required under the Service Plans, the Manager receives 0.10% of the average daily net assets of the Y Class, 0.15% of the average daily net assets of the A and C Classes, 0.25% of the average daily net assets of the Advisor Class and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

35

American Beacon FundsSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

Investment in Affiliated Funds

The Funds may invest in the American Beacon Money Market Select Fund or the U.S. Government Money Market Select Fund (the “USG Select Fund”) (collectively, the “Select Funds”). The Select Funds and the Funds have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the Select Funds and receives from the Select Funds an annualized fee up to 0.09% of the average daily net assets of the Select Fund. During the six months ended April 30, 2012, the Manager earned $2,489 from the Balanced Fund’s investment in the Select Funds.

Interfund Lending Program

Pursuant to an exemptive order by the Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from other participating Funds. During the six months ended April 30, 2012, the Funds did not participate in the program.

Expense Reimbursement Plan

The Manager agreed to reimburse the following Funds to the extent that total annual fund operating expenses exceeded a Fund’s expense cap. Of these amounts, approximately $11,000 was receivable from the Manager at April 30, 2012 for the Small Cap Value II Fund. For the period ended April 30, 2012, the Manager waived or reimbursed expenses as follows:

		Expense Cap
Fund	Class	11/1/11 to 2/29/12	3/1/12 to 4/30/12	Waived or Reimbursed Expenses	Expiration
Balanced	A*	N/A	N/A	37	2015
Balanced	C*	N/A	N/A	5	2015
Large Cap Growth	Y*	N/A	N/A	4	2015
Large Cap Growth	A*	N/A	N/A	5	2015
Large Cap Growth	C	2.20%	2.20%	14	2015
Mid-Cap Value	Institutional	0.98%	0.98%	9,734	2015
Mid-Cap Value	Y	1.08%	1.08%	33	2015
Mid-Cap Value	Investor	1.23%	1.23%	1,686	2015
Mid-Cap Value	Advisor	1.49%	1.49%	217	2015
Mid-Cap Value	A	1.49%	1.49%	55	2015
Mid-Cap Value	C	2.24%	2.24%	27	2015
Small Cap Value II	Y	1.09%	1.09%	26,436	2015
Small Cap Value II	Investor	1.37%	1.37%	25,702	2015

* Voluntary reimbursement

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’ average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The carryovers for the Balanced Fund are $5,860 expiring in 2014, for the Large Cap Growth Fund $4,632 expiring in 2014, and for the Mid-Cap Value Fund are $11,079, $16,631, and $57,024 expiring 2012, 2013, and 2014, respectively. During the six months ended April 30, 2012, the Funds have not recorded a liability for potential reimbursement, due to the current assessment that a reimbursement is unlikely.

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are

36

American Beacon FundsSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Prices of debt securities may be determined using quotes obtained from brokers.

Investments in mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates fair value.

Securities for which market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -

Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed-income securities that are valued using observable inputs as stated above.

Level 3 -

Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

37

American Beacon FundsSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that

38

American Beacon FundsSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Funds’ assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. GAAP also requires all significant transfers between any levels to be disclosed. During the six months ended April 30, 2012, there were no significant transfers into our out of any level for the Funds. As of April 30, 2012, the investments were classified as described below (in thousands):

Balanced Fund	Level 1	Level 2	Level 3	Total
Common Stock	$541,539	$-	$-	$541,539
Preferred Stock	1,616	-	-	1,616
Corporate Obligations	-	143,156	-	143,156
Other Government Obligations	-	726	-	726
U.S. Agency Obligations	-	315	-	315
Non-Agency Mortgage-Backed Obligations	-	8,068	-	8,068
Asset-Backed Obligations	-	3,686	-	3,686
U.S. Agency Mortgage-Backed Obligations	-	92,114	-	92,114
U.S. Treasury Obligations	-	38,204	-	38,204
Municipal Obligations	-	2,097	-	2,097
Short-Term Investments	34,684	12,656	-	48,340

Total Investments in Securities	$578,839	$301,022	$-	$879,861

Futures Contracts	$332	$-	$-	$332

Large Cap Growth Fund	Level 1	Level 2	Level 3	Total
Short-Term Investments	$251,871	$-	$-	$251,871

Total Investments in Securities	$251,871	$-	$-	$251,871

Futures Contracts	$5,514	$-	$-	$5,514

Mid-Cap Value Fund	Level 1	Level 2	Level 3	Total
Common Stock	$191,107	$-	$-	$191,107
Short-Term Investments	9,259	-	-	9,259

Total Investments in Securities	$200,366	$-	$-	$200,366

Futures Contracts	$100	$-	$-	$100

Small Cap Value II Fund	Level 1	Level 2	Level 3	Total
Common Stock	$3,194	$-	$-	$3,194
Short-Term Investments	131	-	-	131

Total Investments in Securities	$3,325	$-	$-	$3,325

Futures Contracts	$1	$-	$-	$1

39

American Beacon FundsSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the NAV. The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Dividends to Shareholders

Dividends from net investment income of the Balanced Fund normally will be declared and paid quarterly. Dividends from net investment income of the Large Cap Growth and Mid-Cap Value Funds normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If a Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gains in the Fund’s Statement of Operations.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Redemption Fees

The AMR Class of the Mid-Cap Value Fund imposes a 2% redemption fee on certain shares held for less than 180 days. The fee is deducted from the redemption proceeds and is intended to offset the trading costs, market impact, and other costs associated with short-term trading activity in the Funds. The “first-in, first-out” method is used to determine the holding period. The fee is allocated to all classes of each Fund pro-rata based on their respective net assets.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or

40

American Beacon FundsSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

4. Securities and Other Investments

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Restricted Securities

Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the six months ended April 30, 2012 are disclosed in the Notes to the Schedules of Investments.

5. Financial Derivative Instruments

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. A Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

Balanced

Values of Derivative Instruments not accounted for as hedging instruments as of April 30, 2012 (in thousands):

Statements of Assets and Liabilities	Derivatives	Fair Value
Unrealized appreciation of investments and futures contracts	Equity Contracts*	$332

41

American Beacon FundsSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

Effect of derivative instruments not accounted for as hedging instruments for the six months ended April 30, 2012 (in thousands):

Statements of Operations	Derivatives	Balance
Net realized gain (loss) from futures contracts	Equity Contracts	$ 4,955
Change in net unrealized appreciation or (depreciation) of futures contracts	Equity Contracts	(2,379)

Large Cap Growth

Values of Derivative Instruments not accounted for as hedging instruments as of April 30, 2012 (in thousands):

Statements of Assets and Liabilities	Derivatives		Fair Value
Unrealized appreciation of investments and futures contracts	Equity Contracts	*	$5,514

Effect of derivative instruments not accounted for as hedging instruments for the six months ended April 30, 2012 (in thousands):

Statements of Operations	Derivatives	Balance
Net realized gain (loss) from futures contracts	Equity Contracts	$ (910)
Change in net unrealized appreciation or (depreciation) of futures contracts	Equity Contracts	5,475

Mid-Cap Value

Values of Derivative Instruments not accounted for as hedging instruments as of April 30, 2012 (in thousands):

Statements of Assets and Liabilities	Derivatives		Fair Value
Unrealized appreciation of investments and futures contracts	Equity Contracts	*	$100

Effect of derivative instruments not accounted for as hedging instruments for the six months ended April 30, 2012 (in thousands):

Statements of Operations	Derivatives	Balance
Net realized gain (loss) from futures contracts	Equity Contracts	$2,229
Change in net unrealized appreciation or (depreciation) of futures contracts	Equity Contracts	(146)

Small Cap Value II

Values of Derivative Instruments not accounted for as hedging instruments as of April 30, 2012 (in thousands):

Statements of Assets and Liabilities	Derivatives		Fair Value
Unrealized appreciation of investments and futures contracts	Equity Contracts	*	$1

Effect of derivative instruments not accounted for as hedging instruments for the six months ended April 30, 2012 (in thousands):

Statements of Operations	Derivatives	Balance
Net realized gain (loss) from futures contracts	Equity Contracts	$ -
Change in net unrealized appreciation or (depreciation) of futures contracts	Equity Contracts	-

*Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

6. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2011 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

42

American Beacon FundsSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid during the six months ended April 30, 2012 and the fiscal year ended October 31, 2011 were as follows (in thousands):

	Balanced		Large Cap Growth
	Six months ended April 30, 2012	Year Ended October 31, 2011	Six months ended April 30, 2012	Year Ended October 31, 2011
	(Unaudited)		(Unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$ 467	$ 876	$ -	$ -
Y Class	49	10	-	-
Investor Class	1,276	1,759	-	-
Advisor Class	38	104	-	-
A Class	24	7	-	-
C Class	11	4	-	-
AMR Class	11,344	21,013	170	167

Total distributions paid	$13,209	$23,773	$170	$167

	Mid-Cap Value		Small Cap Value II
	Six months ended April 30, 2012	Year Ended October 31, 2011	Period ended April 30, 2012
	(Unaudited)		(Unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$ 451	$ 30	$ -
Y Class	1	-	1
Investor Class	14	343	2
Advisor Class	-	1	-
A Class	1	-	-
C Class	-	-	-
AMR Class	788	753	-

Total distributions paid	$1,255	$1,127	$3

*For tax purposes, short-term capital gains are considered ordinary income distributions.

As of April 30, 2012, the components of distributable earnings (deficits) on a tax basis were as follows (in thousands):

	Balanced	Large Cap Growth	Mid-Cap Value	Small Cap Value II
Cost basis of investments for federal income tax purposes	$841,345	$251,871	$183,224	$3,129

Unrealized appreciation	105,343	-	19,904	294
Unrealized depreciation	(66,827)	-	(2,762)	(98)

Net unrealized appreciation or (depreciation)	38,516)	-	17,142	196

Undistributed ordinary income	-	-	592	76
Accumulated long-term gain (loss)	4,946	(6,696)	(6,789)	-
Other temporary differences	334	5,514	99	1

Distributable earnings (deficits)	$43,796	$(1,182)	$11,044	$273

43

American Beacon FundsSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation or depreciation are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gains (losses) on certain derivative instruments, and book amortization of premiums.

Due to inherent differences in the recognition of income, expenses and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from book amortization of premium, pay down reclasses, Section 732 basis adjustments, non-deductible expenses, and dividend reclasses that have been reclassified as of April 30, 2012 (in thousands):

	Balanced	Large Cap Growth	Mid-Cap Value	Small Cap Value II
Paid-in-capital	$4	$(138)	$1	$-
Undistributed net investment income	1,639	138	-	-
Accumulated net realized gain (loss)	(1,643)	-	(1)	-
Unrealized appreciation or depreciation of investments and futures contracts	-	-	-	-

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the RIC MOD, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Finally, the RIC MOD contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions. Except for the simplification provisions related to RIC qualification, the RIC MOD is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

As of April 30, 2012, the capital loss carryforward positions that may be applied against realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first, prior to the provisions of RIC MOD provision, are as follows (in thousands):

Fund	2017	2018	Total
Large Cap Growth	$1,182	$-	$1,182
Mid-Cap Value	6,336	353	6,689

The Balanced, Large Cap Growth, and Mid-Cap Value Funds utilized $14,750, $13,184, and $4,266, respectively, of net capital loss carryforwards for the six months ended April 30, 2012.

44

American Beacon FundsSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

7. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended April 30, 2012 were as follows (in thousands):

	Balanced	Large Cap Growth	Mid-Cap Value	Small Cap Value II
Purchases (excluding U.S. government securities)	$205,438	$27,567	$110,198	$3,964
Sales and maturities (excluding U.S. government securities)	177,838	116,627	17,725	1,040
Purchases of U.S. government securities	42,999	-	-	-
Sales and maturities of U.S. government securities	21,353	-	-	-

A summary of the Funds’ direct transactions in Select Funds for the year ended April 30, 2012 is set forth below (in thousands):

	Affiliate	October 31, 2011 Shares/Fair Value	Purchases	Sales	April 30, 2012 Shares/Fair Value
Balanced	USG Select Fund	$5,000	-	-	$5,000

8. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds (shares and dollars in thousands):

For the Six Months Ended April 30, 2012

	Institutional Class		Y Class		Investor Class		Advisor Class
Balanced Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	598	$8,144	289	$4,070	2,210	$27,983	38	$499
Reinvestment of dividends	33	461	3	48	97	1,240	3	38
Shares redeemed	(216)	(2,884)	(140)	(1,968)	(1,751)	(21,834)	(26)	(327)

Net increase in shares outstanding	415	$5,721	152	$2,150	556	$7,389	15	$210

	AMR Class		A Class		C Class
Balanced Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	12,350	$157,544	154	$1,967	46	$595
Reinvestment of dividends	860	11,344	1	18	1	9
Shares redeemed	(12,580)	(154,350)	(14)	(186)	(9)	(104)

Net increase in shares outstanding	630	$14,538	141	$1,799	38	$500

	Institutional Class		Y Class		AMR Class
Large Cap Growth Fund (Closed)	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	-	$-	-	$-	27,630	$187,370
Reinvestment of dividends	-	-	-	-	28	170
Shares redeemed	(9)	(56)	-	-	(2,972)	(18,746)

Net increase (decrease) in shares outstanding	(9)	$(56)	-	$-	24,686	$168,794

	A Class		C Class
Large Cap Growth Fund (Closed)	Shares	Amount	Shares	Amount
Shares sold	7	$49	-	$-
Reinvestment of dividends	-	-	-	-
Shares redeemed	(18)	(114)	-	-

Net (decrease) in shares outstanding	(11)	$(65)	-	$-

45

American Beacon FundsSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

	Institutional Class		Y Class			Investor Class		Advisor Class
Mid-Cap Value Fund	Shares	Amount	Shares	Amount		Shares	Amount	Shares	Amount
Shares sold	238	$2,452	5	$48		127	$1,307	1	$12
Reinvestment of dividends	46	450	-	1		1	13	-	-
Shares redeemed	(266)	(2,691)*	-	(1	)*	(77)	(822)*	-	(1)*

Net increase in shares outstanding	18	$211	5	$48		51	$498	1	$11

	AMR Class		A Class			C Class
Mid-Cap Value Fund	Shares	Amount	Shares	Amount		Shares	Amount
Shares sold	10,054	$104,620	15	$160		2	$17
Reinvestment of dividends	80	788	-	-		-	-
Shares redeemed	(1,179)	(11,679)*	-	-	*	-	- *

Net increase in shares outstanding	8,955	$93,729	15	$160		2	$17

	Y Class		Investor Class
Small Cap Value II Fund	Shares	Amount	Shares	Amount
Shares sold	8	$85	1	$5
Reinvestment of dividends	-	1	-	2
Shares redeemed	-	-	-	-

Net increase in shares outstanding	8	$86	1	$7

* Net of Redemption Fees

For the Year Ended October 31, 2011

	Institutional Class		Y Class			Investor Class		Advisor Class
Balanced Fund	Shares	Amount	Shares	Amount		Shares	Amount	Shares	Amount
Shares sold	938	$11,665	4	$46		2,259	$25,989	97	$1,140
Reinvestment of dividends	133	1,630	-	1		402	4,540	27	314
Shares redeemed	(944)	(11,665)	-	-		(4,078)	(46,277)	(218)	(2,568)

Net increase (decrease) in shares outstanding	127	$1,630	4	$47		(1,417)	$(15,748)	(94)	$(1,114)

	AMR Class		A Class			C Class
Balanced Fund	Shares	Amount	Shares	Amount		Shares	Amount
Shares sold	3,103	$36,517	4	$46		-	$1
Reinvestment of dividends	3,684	42,865	-	-		-	-
Shares redeemed	(4,724)	(55,318)	-	-		-	-

Net increase (decrease) in shares outstanding	2,063	$24,064	4	$46		-	$1

	Institutional Class		Y Class			AMR Class
Large Cap Growth Fund	Shares	Amount	Shares	Amount		Shares	Amount
Shares sold	7	$38	4	$20		8,548	$46,823
Reinvestment of dividends	-	-	-	-		63	342
Shares redeemed	(12)	(66)	-	-		(6,328)	(34,145)

Net increase (decrease) in shares outstanding	(5)	$(28)	4	$20		2,283	$13,020

	A Class		C Class
Large Cap Growth Fund	Shares	Amount	Shares	Amount
Shares sold	1	$6	-	$1
Reinvestment of dividends	-	-	-	-
Shares redeemed	-	-	-	-

Net increase (decrease) in shares outstanding	1	$6	-	$1

46

American Beacon Funds

Notes to Financial Statements

April 30, 2011 (Unaudited)

	Institutional Class			Y Class			Investor Class			Advisor Class
Mid-Cap Value Fund	Shares	Amount		Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	59	$507		-	$1		1,672	$14,465		8	$64
Reinvestment of dividends	2	14		-	-		20	161		-	-
Shares redeemed	(51)	(439	)*	-	-	*	(963)	(8,239	)*	-	-	*

Net increase (decrease) in shares outstanding	10	$82		-	$1		729	$6,387		8	$64

	AMR Class			A Class			C Class
Mid-Cap Value Fund	Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	3,214	$27,770		2	$17		-	$1
Reinvestment of dividends	68	561		-	-		-	-
Shares redeemed	(3,444)	(29,426	)*	-	-	*	-	-	*

Net increase (decrease) in shares outstanding	(162)	$(1,095)		2	$17		-	$1

* Net of Redemption Fees

9. Subsequent Events

On March 1, 2012 the Manager announced the Board’s approval of a plan to liquidate and terminate the American Beacon Large Cap Growth Fund. On May 21, 2012 the Fund liquidated all remaining assets and terminated.

47

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class						Y Class

	Six Months Ended April 30,	Year Ended October 31,					Six Months Ended April 30,	Year Ended October 31,	March 1 to October 31,	Six Months Ended April 30,
	2012	2011	2010	2009	2008	2007	2012	2011	2010	2012
	(unaudited)						(unaudited)			(unaudited)

Net asset value, beginning of period	$12.89	$12.62	$11.83	$10.63	$16.09	$15.83	$12.93	$12.78	$12.20	$11.93

Income from investment operations:

Net investment income	0.17	0.32	0.35	0.43	0.47	0.50	0.04	0.36	0.16	0.16

Net gains (losses) from securities (both realized and unrealized)	1.11	0.29	1.10	1.25	(4.70)	0.90	1.23	0.24	0.57	1.01

Total income (loss) from investment operations	1.28	0.61	1.45	1.68	(4.23)	1.40	1.27	0.60	0.73	1.17

Less distributions:

Dividends from net investment income	(0.17)	(0.34)	(0.66)	(0.48)	(0.44)	(0.42)	(0.16)	(0.45)	(0.15)	(0.18)

Distributions from net realized gains on securities	-	-	-	-	(0.79)	(0.72)	-	-	-	-

Total distributions	(0.17)	(0.34)	(0.66)	(0.48)	(1.23)	(1.14)	(0.16)	(0.45)	(0.15)	(0.18)

Net asset value, end of period	$14.00	$12.89	$12.62	$11.83	$10.63	$16.09	$14.04	$12.93	$12.78	$12.92

Total return A	9.94%B	4.87%	12.47%	16.64%	(28.23)%	9.31%	9.83%B	4.73%	5.99%B	9.79%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$39,436	$30,962	$33,405	$29,808	$36,557	$51,399	$2,576	$401	$46	$97,756
Ratios to average net assets (annualized):
Expenses, before reimbursements	0.57%	0.58%	0.58%	0.60%	0.56%	0.57%	0.67%	1.48%	0.68%C	0.91%
Expenses, net of reimbursements	0.57%	0.58%	0.58%	0.60%	0.56%	0.57%	0.67%	0.70%	0.68%C	0.91%
Net investment income, before reimbursements	2.45%	2.49%	2.67%	3.60%	3.37%	2.91%	2.16%	1.55%	2.54%C	2.12%
Net investment income, net of reimbursements	2.45%	2.49%	2.67%	3.60%	3.37%	2.91%	2.16%	2.34%	2.54%C	2.12%
Portfolio turnover rate	22%B	47%	40%	57%	53%	50%	22%B	47%	40%D	22%B

A Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

B Not annualized.

C Annualized.

D Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

48

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

Investor Class					Advisor Class						A Class

Year Ended October 31,					Six Months Ended April 30,	Year Ended October 31,					Six Months Ended April 30,	Year Ended October 31,	May 17 to October 31,
2011	2010	2009	2008	2007	2012	2011	2010	2009	2008	2007	2012	2011	2010
					(unaudited)						(unaudited)

$11.66	$10.96	$9.91	$15.09	$14.91	$12.36	$12.11	$11.35	$9.77	$14.95	$14.83	$12.06	$11.94	$11.50

0.25	0.25	0.30	0.41	0.41	0.11	0.41	0.32	0.37	0.34	0.41	0.21	0.38	0.02

0.28	1.04	1.23	(4.39)	0.87	1.09	0.11	1.01	1.21	(4.31)	0.83	0.95	0.14	0.43

0.53	1.29	1.53	(3.98)	1.28	1.20	0.52	1.33	1.58	(3.97)	1.24	1.16	0.52	0.45

(0.26)	(0.59)	(0.48)	(0.41)	(0.38)	(0.13)	(0.27)	(0.57)	-	(0.42)	(0.40)	(0.28)	(0.40)	(0.01)

-	-	-	(0.79)	(0.72)	-	-	-	-	(0.79)	(0.72)	-	-	-

(0.26)	(0.59)	(0.48)	(1.20)	(1.10)	(0.13)	(0.27)	(0.57)	-	(1.21)	(1.12)	(0.28)	(0.40)	(0.01)

$11.93	$11.66	$10.96	$9.91	$15.09	$13.43	$12.36	$12.11	$11.35	$9.77	$14.95	$12.94	$12.06	$11.94

4.52%	12.06%	16.29%	(28.39)%	9.06%	9.68%B	4.33%	11.96%	16.17%	(28.65)%	8.83%	9.69%B	4.37%	3.90%B

$83,657	$84,500	$94,915	$105,473	$202,750	$4,044	$3,536	$6,127	$6,812	$7,674	$9,504	$2,461	$588	$47

0.92%	0.93%	0.89%	0.82%	0.83%	1.08%	1.09%	1.09%	1.09%	1.07%	1.07%	1.09%	1.59%	1.08%C
0.92%	0.93%	0.89%	0.82%	0.83%	1.08%	1.09%	1.09%	1.09%	1.07%	1.07%	1.08%	1.10%	1.08%C

2.16%	2.34%	3.26%	3.12%	2.65%	1.96%	2.01%	2.18%	3.06%	2.86%	2.34%	1.82%	1.47%	1.51%C

2.16%	2.34%	3.26%	3.12%	2.65%	1.96%	2.01%	2.18%	3.06%	2.86%	2.34%	1.83%	1.95%	1.51%C
47%	40%	57%	53%	50%	22%B	47%	40%	57%	53%	50%	22%B	47%	40%D

49

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class			AMR Class
	Six Months Ended	Year Ended October	September 1 to October	Six Months Ended	Year Ended October 31,

	April 30, 2012	31, 2011	31, 2010	April 30, 2012	2011	2010	2009	2008	2007
	(unaudited)			(unaudited)

Net asset value, beginning of period	$12.13	$11.92	$11.32	$12.27	$12.02	$11.31	$10.19	$15.49	$15.27

Income from investment operations:
Net investment income	0.07	0.20	0.01	0.19	0.34	0.35	0.39	0.49	0.50
Net gains (losses) from securities (both realized and unrealized)	1.05	0.22	0.59	1.05	0.27	1.07	1.24	(4.52)	0.89

Total income (loss) from investment operations	1.12	0.42	0.60	1.24	0.61	1.42	1.63	(4.03)	1.39

Less distributions:
Dividends from net investment income	(0.10)	(0.21)	0.00	(0.21)	(0.36)	(0.71)	(0.51)	(0.48)	(0.45)
Distributions from net realized gains on securities	-	-	-	-	-	-	-	(0.79)	(0.72)

Total distributions	(0.10)	(0.21)	0.00	(0.21)	(0.36)	(0.71)	(0.51)	(1.27)	(1.17)

Net asset value, end of period	$13.15	$12.13	$11.92	$13.30	$12.27	$12.02	$11.31	$10.19	$15.49

Total return A	9.26%B	3.56%	5.33%B	10.09%B	5.09%	12.84%	16.95%	(28.08)%	9.59%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$1,503	$922	$1	$804,876	$734,927	$748,422	$681,197	$604,209	$898,584
Ratios to average net assets (annualized):
Expenses, before reimbursements.	1.83%	2.34%	2.14%C	0.31%	0.33%	0.33%	0.35%	0.31%	0.31%
Expenses, net of reimbursements	1.83%	1.82%	1.86%C	0.31%	0.33%	0.33%	0.35%	0.31%	0.31%
Net investment income, before reimbursements	1.15%	0.66%	0.20%C	2.76%	2.75%	2.92%	3.75%	3.62%	3.21%
Net investment income, net of reimbursements	1.15%	1.18%	0.48%C	2.76%	2.75%	2.92%	3.75%	3.62%	3.21%
Portfolio turnover rate	22%B	47%	40%D	22%B	47%	40%	57%	53%	50%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

B	Not annualized.

C	Annualized.

D	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

50

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51

American Beacon Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended April 30,	Year Ended October 31,
	2012	2011	2010	2009A	2008	2007
	(unaudited)

Net asset value, beginning of period	$6.12	$5.84	$4.97	$4.49	$7.67	$6.89

Income from investment operations:
Net investment income (loss)	(0.03)	(0.01)	0.00	0.03	0.05	0.04
Net gains (losses) from securities (both realized and unrealized)	0.75	0.30	0.88	0.50	(2.97)	0.77

Total income (loss) from investment operations	0.72	0.29	0.88	0.53	(2.92)	0.81

Less distributions:
Dividends from net investment income	-	(0.01)	(0.01)	(0.05)	(0.04)	(0.03)
Distributions from net realized gains on securities	-	-	-	-	(0.22)	-

Total distributions	-	(0.01)	(0.01)	(0.05)	(0.26)	(0.03)

Net asset value, end of period	$6.84	$6.12	$5.84	$4.97	$4.49	$7.67

Total return B,C	11.95%D	4.92%	17.70%	12.09%	(39.35)%	11.84%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$97	$143	$125	$130	$83	$119
Ratios to average net assets (annualized):
Expenses, before reimbursements	1.07%	1.06%	0.94%	0.94%	0.95%	1.06%
Expenses, net of reimbursements	1.07%	1.06%	0.94%	0.93%	0.89%	0.90%
Net investment income (loss), before reimbursements	(0.28)%	(0.15)%	(0.02)%	0.36%	0.68%	0.42%
Net investment income (loss), net of reimbursements	(0.28)%	(0.15)%	(0.02)%	0.38%	0.74%	0.58%
Portfolio turnover rate	40%D	179%	92%	147%	112%	128%

A	On March 17, 2009, Winslow Capital Management, Inc. assumed management of the Large Cap Growth Fund’s assets previously managed by Goldman Sachs Asset Management, L.P.

B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

C

May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.

E	Annualized.

F	Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

52

American Beacon Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

Y Class			A Class			C Class
Six Months Ended April 30,	Year Ended October 31,	March 1 to October 31,	Six Months Ended April 30,	Year Ended October 31,	May 17 to October 31,	Six Months Ended April 30,	Year Ended October 31,	September 1 to October 31,
2012	2011	2010	2012	2011	2010	2012	2011	2010
(unaudited)			(unaudited)			(unaudited)

$6.09	$5.83	$5.41	$6.08	$5.83	$5.40	$6.05	$5.83	$5.17

(0.02)	(0.09)	0.00	(0.07)	(0.06)	(0.01)	(0.05)	(0.07)	(0.02)
0.72	0.36	0.42	0.77	0.31	0.44	0.71	0.29	0.68

0.70	0.27	0.42	0.70	0.25	0.43	0.66	0.22	0.66

-	(0.01)	-	-	-	-	-	-	-
-	-	-	-	-	-	-	-	-

-	(0.01)	-	-	-	-	-	-	-

$6.79	$6.09	$5.83	$6.78	$6.08	$5.83	$6.71	$6.05	$5.83

11.49%D	4.58%	7.76%D	11.51%D	4.29%	7.96%D	11.09%D	3.77%	12.77%D

$7	$6	$22	$125	$176	$7	$1	$1	$1

1.62%	9.75%	1.06%E	1.52%	1.98%	1.49%E	4.59%	141.71%	3.14%E
1.50%	1.28%	1.06%E	1.51%	1.54%	1.49%E	2.25%	2.17%	2.20%E
(0.86)%	(8.81)%	(0.33)%E	(0.72)%	(1.10)%	(0.90)%E	(3.81)%	(140.73)%	(2.62)%E
(0.75)%	(0.34)%	(0.33)%E	(0.72)%	(0.90)%E	(0.65)%	(1.47)%	(1.20)%	(1.68)%E
40%D	179%	92%F	40%D	179%	92%F	40%D	179%	92%F

53

American Beacon Large Cap Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	AMR Class
	Six Months Ended April 30, 2012	Year Ended October 31,
		2011	2010	2009A	2008	2007
	(unaudited)
Net asset value, beginning of period	$6.17	$5.88	$5.00	$4.52	$7.72	$6.95

Income from investment operations:
Net investment income (loss)	0.00	0.02	0.01	0.04	0.07	0.06
Net gains (losses) from securities (both realized and unrealized)	0.73	0.28	0.89	0.51	(2.99)	0.77

Total income (loss) from investment operations	0.73	0.30	0.90	0.55	(2.92)	0.83

Less distributions:
Dividends from net investment income	(0.01)	(0.01)	(0.02)	(0.07)	(0.06)	(0.06)
Distributions from net realized gains on securities	-	-	-	-	(0.22)	-

Total distributions	(0.01)	(0.01)	(0.02)	(0.07)	(0.28)	(0.06)

Net asset value, end of period	$6.89	$6.17	$5.88	$5.00	$4.52	$7.72

Total return B,C	11.92%D	5.13%	18.11%	12.46%	(39.17)%	12.07%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$265,942	$85,764	$96,978	$71,154	$56,976	$101,698
Ratios to average net assets (annualized):
Expenses, before reimbursements	0.68%	0.75%	0.69%	0.63%	0.59%	0.60%
Expenses, net of reimbursements	0.68%	0.75%	0.69%	0.63%	0.59%	0.60%
Net investment income (loss), before reimbursements	(0.10)%	0.21%	0.19%	0.86%	1.05%	0.85%
Net investment income (loss), net of reimbursements	(0.10)%	0.21%	0.19%	0.86%	1.05%	0.85%
Portfolio turnover rate	40%D	179%	92%	147%	112%	128%

A On March 17, 2009, Winslow Capital Management, Inc. assumed management of the Large Cap Growth Fund's assets previously managed by Goldman Sachs Asset Management, L.P.

B Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

C May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D Not annualized.

E Annualized.

F Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

54

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55

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class						Y Class

	Six Months Ended April 30, 2012	Year Ended October 31,					Six Months Ended April 30, 2012	Year Ended October 31, 2011A
		2011A	2010	2009	2008	2007
	(unaudited)						(unaudited)
Net asset value, beginning of period	$9.73	$9.27	$7.57	$5.94	$11.01	$10.81	$9.72	$9.27

Income from investment operations:
Net investment income (loss)	0.06	0.09	0.08	0.10	0.16	0.12	0.09	0.08
Net gains (losses) from securities (both realized and unrealized)	1.23	0.48	1.67	1.65	(4.31)	0.41	1.20	0.48

Total income (loss) from investment operations	1.29	0.57	1.75	1.75	(4.15)	0.53	1.29	0.56

Less distributions:
Dividends from net investment income	(0.13)	(0.11)	(0.05)	(0.12)	(0.16)	(0.07)	(0.14)	(0.11)
Distributions from net realized gains on securities	-	-	-	-	(0.76)	(0.26)	-	-

Total distributions	(0.13)	(0.11)	(0.05)	(0.12)	(0.92)	(0.33)	(0.14)	(0.11)

Redemption fees added to beneficial interestsC	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Net asset value, end of period	$10.89	$9.73	$9.27	$7.57	$5.94	$11.01	$10.87	$9.72

Total return D,E	13.44%F	6.08%	23.19%	30.24%	(40.86)%	4.97%	13.45%F	5.98%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$37,622	$33,441	$2,778	$2,197	$2,256	$6,047	$107	$52
Ratios to average net assets (annualized):
Expenses, before reimbursements	1.03%	1.10%	1.06%	1.13%	1.16%	1.09%	1.16%	11.62%
Expenses, net of reimbursements	0.97%	0.97%	0.98%	0.98%	0.98%	0.92%	1.07%	1.06%
Net investment income (loss), before reimbursements	1.16%	0.91%	0.90%	1.14%	1.33%	1.05%	1.01%	(9.44)%
Net investment income, net of reimbursements	1.22%	1.04%	0.99%	1.29%	1.51%	1.22%	1.10%	1.12%
Portfolio turnover rate	14%F	107%	40%	42%	28%	35%	14%F	107%

A Lee Munder Capital Group, LLC was added as an investment manager to the Mid-Cap Value Fund on July 1, 2011.

B Based on average shares outstanding.

C Amounts represent less than $0.01 per share.

D May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

F Not annualized.

G Annualized.

H Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

I Portfolio turnover rate is for the period from November 1, 2006 through October 31, 2007.

56

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class						Advisor Class

March 1 to October 31, 2010	Six Months Ended April 30, 2012	Year Ended October 31,					Six Months Ended April 30, 2012	Year Ended October 31,				June 29 to October 31, 2007
		2011A	2010	2009	2008	2007		2011A	2010	2009	2008
	(unaudited)						(unaudited)
$8.48	$9.71	$9.20	$7.54	$5.92	$10.96	$10.80	$9.56	$9.12	$7.49	$5.87	$10.94	$11.73

0.06	0.15	(0.03)B	0.06	0.07	0.14	0.10	0.04	0.07	0.07	0.15	0.10	0.01
0.73	1.14	0.63	1.65	1.66	(4.31)	0.40	1.21	0.45	1.61	1.60	(4.27)	(0.80)

0.79	1.29	0.60	1.71	1.73	(4.17)	0.50	1.25	0.52	1.68	1.75	(4.17)	(0.79)

-	(0.07)	(0.09)	(0.05)	(0.11)	(0.11)	(0.08)	(0.03)	(0.08)	(0.05)	(0.13)	(0.14)	-

-	-	-	-	-	(0.76)	(0.26)	-	-	-	-	(0.76)	-

-	(0.07)	(0.09)	(0.05)	(0.11)	(0.87)	(0.34)	(0.03)	(0.08)	(0.05)	(0.13)	(0.90)	-

0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

$9.27	$10.93	$9.71	$9.20	$7.54	$5.92	$10.96	$10.78	$9.56	$9.12	$7.49	$5.87	$10.94

9.32%F	13.32%F	6.49%	22.77%	29.93%	(41.04)%	4.68%	13.12%F	5.65%	22.53%	30.64%	(41.28)%	(6.73)%F

$1	$2,592	$1,812	$35,223	$23,369	$16,550	$43,158	$54	$37	$78	$7	$1	$1

1.05%G	1.37%	1.32%	1.27%	1.34%	1.32%	1.26%	2.42%	1.98%	1.55%	1.58%	2.04%	1.80%G
1.01%G	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%	1.48%	1.49%	1.44%	1.50%	1.50%	1.50%G

0.93%G	0.79%	1.33%	0.70%	0.87%	1.18%	0.90%	(0.27)%	0.21%	0.36%	0.14%	0.48%	0.02%G

0.97%G	0.94%	1.42%	0.75%	0.98%	1.27%	0.93%	0.66%	0.69%	0.47%	0.22%	1.02%	0.32%G
40%H	14%F	107%	40%	42%	28%	35%	14%F	107%	40%	42%	28%	35%I

57

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class			C Class			AMR Class

	Six Months Ended April 30, 2012	Year Ended October 31, 2011A	May 17 to October 31, 2010	Six Months Ended April 30, 2012	Year Ended October 31, 2011A	September 1 to October 31, 2010	Six Months Ended April 30, 2012	Year Ended October 31,
								2011A
	(unaudited)			(unaudited)			(unaudited)

Net asset value, beginning of period	$9.61	$9.18	$9.00	$9.56	$9.18	$8.30	$9 .73	$9 .27

Income from investment operations:

Net investment income (loss)	0 .05	0 .11	0 .01	0 .03	0 .05	(0.01)	0 .04	0 .15
Net gains (losses) from securities (both realized and unrealized)	1 .21	0 .40	0 .17	1 .18	0 .38	0 .89	1 .27	0 .43

Total income (loss) from investment operations	1 .26	0 .51	0 .18	1 .21	0 .43	0 .88	1 .31	0 .58

Less distributions:
Dividends from net investment income	(0.08)	(0.08)	-	(0.07)	(0.05)	-	(0 .15)	(0 .12)
Distributions from net realized gains on securities	-	-	-	-	-	-	-	-

Total distributions	(0.08)	(0.08)	-	(0.07)	(0.05)	-	(0 .15)	(0 .12)

Redemption fees added to beneficial interestsC	0 .00	0 .00	0 .00	0 .00	0 .00	0 .00	0 .00	0 .00

Net asset value, end of period	$10.79	$9 .61	$9.18	$10.70	$9 .56	$9 .18	$10 .89	$9 .73

Total return D,E	13.14%F	5.49%	2.00%F	12.75%F	4.64%	10.60%F	13 .50%F	6 .20%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$279	$101	$18	$43	$22	$1	$161,198	$56,963
Ratios to average net assets (annualized):
Expenses, before reimbursements	1.54%	3.44%	1.51%G	2.41%	19.14%	3.20%G	0 .75%	0 .83%
Expenses, net of reimbursements	1.48%	1.48%	1.48%G	2.24%	2.24%	2.24%G	0 .75%	0 .83%
Net investment income (loss), before reimbursements	0.51%	(1.36)%	0.44%G	(0.23)%	(16.96)%	(1.32)%G	1 .41%	1 .34%
Net investment income (loss), net of reimbursements	0.57%	0.60%	0.47%G	(0.05)%	(0.06)%	(0.36)%G	1 .41%	1 .34%
Portfolio turnover rate	14%F	107%	40%H	14%F	107%	40%H	14%F	107%

A Lee Munder Capital Group, LLC was added as an investment manager to the Mid-Cap Value Fund on July 1, 2011.

B Based on average shares outstanding.

C Amounts represent less than $0.01 per share.

D May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

F Not annualized.

G Annualized.

H Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

I Portfolio turnover rate is for the period from November 1, 2006 through October 31, 2007.

58

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

2010	2009	2008	2007

$7.59	$5.97	$11.07	$10.87

0.10	0.07	0.18	0.18

1.66	1.70	(4.35)	0.36

1.76	1.77	(4.17)	0.54

(0.08)	(0.15)	(0.17)	(0.08)
-	-	(0.76)	(0.26)

(0.08)	(0.15)	(0.93)	(0 .34)

0.00	0.00	0.00	0.00

$9.27	$7.59	$5.97	$11.07

23.28%	30.56%	(40.82)%	5.09%

$64,012	$53,604	$34,253	$78,794

0.77%	0.82%	0.82%	0.75%
0.77%	0.83%	0.82%	0.75%

1.19%	1.38%	1.68%	1.40%

1.19%	1.38%	1.68%	1.41%
40%	42%	28%	35%

59

American Beacon Small Cap Value II FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class	Investor Class
	November 15 to April 30, 2012C	November 15 to April 30, 2012C
	(unaudited)	(unaudited)

Net asset value, beginning of period	$10.00	$10.00

Income from investment operations:
Net investment income	0.03	0.02
Net gains from securities (both realized and unrealized)	0.88	0.88

Total income from investment operations	0.91	0.90

Less distributions:
Dividends from net investment income	(0.01)	(0.01)
Distributions from net realized gains on securities	-	-
Total distributions	(0.01)	(0.01)

Net asset value, end of period	$10.90	$10.89

Total return A	9.10%B	9.02%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$1,725	$1,641
Ratios to average net assets (annualized):
Expenses, before reimbursements	4.47%	4.64%
Expenses, net of reimbursements	1.05%	1.20%
Net investment (loss), before reimbursments	(2.91)%	(3.08)%
Net investment income, net of reimbursements	0.52%	0.36%
Portfolio turnover rate	40%B	40%B

A Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

B Not annualized.

C November 15, 2011 is the inception date of the Small Cap Value II Fund.

60

Disclosure Regarding the Board of Trustees’ Approval of

Investment Advisory Agreements

(Unaudited)

At its November 9, 2010 Board meeting, the Board of Trustees (“Board” or “Trustees”) considered the approval of investment advisory agreements (collectively, the “Agreements”) between American Beacon Advisors, Inc. (“Manager”) and each proposed new subadvisor to the Small Cap Value II Fund (the “Fund”), a series of the American Beacon Funds (the “Trust”). In preparation for the Board’s consideration to approve the Agreements, the Board and its Investment Committee undertook steps to gather and consider information furnished by each proposed subadvisor and the Manager. The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and each proposed new subadvisor.

In connection with the Board’s consideration of each Agreement, the Trustees considered, among other materials, responses by the subadvisors to inquiries requesting:

•

a description of the anticipated scope of portfolio management services that each subadvisor will provide to the Fund, including whether such services will differ from the services provided to other clients, including other registered investment companies, and any advantages or disadvantages that might accrue to the Fund due to the firm’s involvement in other activities;

•

a comparison of the investment performance during the last five years (or other available period) of other mutual funds and private accounts managed by each subadvisor with comparable investment objectives to the Fund with the performance of applicable peer groups and indices;

•

an analysis of compensation, including a description of the proposed subadvisory fee rate and a comparison of such fee rate with fee rates charged to other clients for which similar services are provided;

•	a description of each subadvisor’s principal business activities, aside from the services to be provided to the Fund;
•

a description of the personnel who will be assigned primary responsibility for managing the Fund, a summary of their education, past five years’ business experience and various responsibilities and a description of any recent or anticipated significant changes of senior professionals;

•

a description of the basis upon which portfolio managers are compensated, including any “incentive” arrangements, and a description of the oversight mechanisms used to prevent a portfolio manager whose compensation is tied to performance of a Fund from taking undue risks;

•	a copy of the firm’s most recent audited or unaudited financial statements, as well as Parts 1 and 2 of its Form ADV registration statement with the SEC;
•	a description of each subadvisor’s disaster recovery plan and the results of the last testing of such plan;
•	confirmation that the firm’s financial condition would not impair its ability to provide high-quality advisory services to the Fund;
•

a summary of any material pending or anticipated litigation or regulatory proceedings involving the firm or its personnel, including the results of any recent regulatory examination or independent audit;

•	a discussion of anticipated economies of scale in relation to the services to be provided to the Fund;
•	an evaluation of any other benefits to the firm or Fund as a result of their relationship, if any;
•

a discussion regarding the firm’s participation in “soft dollar” arrangements, if any, or other brokerage allocation policies with respect to Fund transactions, including the firm’s methodology for obtaining best execution and the use of any affiliated broker-dealers;

•	a description of any actual or potential conflicts of interest anticipated in managing Fund assets;
•	a discussion of whether the firm has identified any investment or operational matters that likely present a high risk in managing Fund assets;
•	a description of trade allocation procedures among accounts managed by the firm;
•	a discussion of whether the firm receives, with respect to the Fund, other compensation, including any payment for order flow or ECN liquidity rebates;
•	a certification by the firm regarding the reasonable design of its compliance program;

61

Disclosure Regarding the Board of Trustees’ Approval of

Investment Advisory Agreements

(Unaudited)

•

information regarding the firm’s code of ethics, insider trading policy and disaster recovery plan, including a description of any material changes thereto and a related certification of compliance by the firm;

•	a description of the firm’s affiliation with any broker-dealer;
•	a discussion of any anticipated change in the firm’s controlling persons; and
•	verification of the firm’s insurance coverage with regards to the services provided to the Fund.

Provided below is an overview of the primary factors considered by the Board at its November 9, 2010 meeting at which the Board considered the approval of the Agreements. In determining whether to approve each Agreement, the Board considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of each subadvisor; (3) the costs incurred by a subadvisor and the Manager in rendering their services and the resulting profits or losses; (4) the extent to which economies of scale have been taken into account in setting each fee schedule; (5) whether fee levels reflect these economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with contracts entered into by the subadvisors, the Manager or their affiliates with other clients; and (7) any other benefits derived or anticipated to be derived by the subadvisors and the Manager from their relationship with the Fund.

The Board did not identify any particular information that was most relevant to its consideration to approve each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval process. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of the contracts. Based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the approval of each Agreement was in the best interests of the Fund and its shareholders.

Approval of Appointment of Dean Capital Management, LLC with Respect to the Fund

At the November 9, 2010 Board meeting, the Manager proposed that the Board approve Dean Capital Management, LLC (“Dean”) as an investment subadvisor to the Fund. Prior to the meeting, the Board requested and reviewed information provided by Dean in connection with its consideration of Dean as an investment subadvisor to the Fund, and the Investment Committee of the Board met with representatives from Dean. A discussion of the factors relating to the Board’s selection of Dean and approval of the Agreement follows.

Nature, extent and quality of the services to be provided by Dean. The Board considered information regarding Dean’s principal business activities, its reputation, financial condition and overall capabilities to perform the services under the Agreement. In addition, the Board considered the background and experience of the personnel who will be assigned responsibility for managing the Fund. The Board also considered Dean’s investment resources, infrastructure and the adequacy of its compliance program. In this regard, the Board considered Dean’s undertaking to make enhancements to its compliance program consistent with the recommendations by the Trust’s chief compliance officer. In addition, the Board took into consideration the Manager’s recommendation of Dean. Dean also represented that its financial condition is adequate to provide high quality advisory services to the Fund and that its current staffing levels will be adequate to service the Fund. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by Dean were appropriate for the Fund in light of its investment objective, and, thus, supported a decision to approve the Agreement.

Performance of Dean. The Board evaluated Dean’s historical investment performance record in managing assets under the small cap value mandate. In this regard, the Board evaluated the investment performance of the Dean Small Cap Value Fund (“Comparable Fund”), a mutual fund managed by Dean since it commenced operations in June 2008, against the Russell 2000 Value Index (“Russell Index”). The Board noted Dean’s representation that the Comparable Fund is representative of Dean’s small cap value strategy. The Board considered that the Comparable Fund outperformed the Russell Index for the one- and two-year periods ended September 30, 2010. The Board also considered the performance of the Dean Small Cap Value Composite (the

62

Disclosure Regarding the Board of Trustees’ Approval of

Investment Advisory Agreements

(Unaudited)

“Dean Composite”) against the Russell Index. The Board noted that the returns of the Dean Composite prior to 2008 include investment performance of the portfolio managed by the lead portfolio manager of the Dean small cap value strategy, while employed at another investment advisory firm, where he was co-portfolio manager of the small cap value strategy from 2002 through 2007. For example, the Board considered that the annualized performance of the Dean Composite outperformed the Russell Index for the years 2009, 2007, 2005, 2004 and 2003 and underperformed for the years 2008 and 2006. In light of all the information provided, the Board concluded that the historical investment performance record of Dean and the lead portfolio manager supported the approval of the Agreement.

Comparisons of the amounts to be paid under the Agreement with those under contracts between Dean and its other clients. In evaluating the Agreement, the Board reviewed the proposed advisory fee rate for services to be performed by Dean on behalf of Fund. The Board considered Dean’s representation that the fee rate to be charged to the Fund is lower than its standard fee schedule for new clients and other sub-advised small cap value accounts. This information assisted the Board in concluding that Dean’s advisory fees under the Agreement appeared to be within a reasonable range for the services to be provided to the Fund, in light of all the factors considered.

Extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board considered Dean’s representation that the proposed fee rate schedule for the Fund includes asset level breakpoints that reflect a reduction in fees as the assets grow, in consideration of economies of scale. In addition, the Board considered that the fees to be paid to Dean are passed through the Manager by the Fund and that the Manager would not benefit economically from the proposed fee agreement. Based on the foregoing information, the Board concluded that economies of scale were not deemed a material factor in approving the Agreement.

Costs of the services to be provided and profits to be realized by Dean and its affiliates from the relationship with the Fund. The Board did not consider the costs of the services to be provided and profits to be realized by Dean from its relationship with the Fund, noting instead the arm’s-length nature of the relationship between the Manager and Dean with respect to the negotiation of the advisory fee rate on behalf the Fund.

Benefits to be derived by Dean from the relationship with the Fund. The Board considered the “fall-out” or ancillary benefits that may accrue to Dean as a result of the advisory relationship with the Fund. In this regard, the Board considered Dean’s representation that it expects to increase its assets under management, expand its list of approved brokers and consequently increase the availability of proprietary soft dollar research for use in investment management as a result of its relationship with the Fund. The Board also considered Dean’s representation that all soft dollar transactions will be executed in compliance with Section 28(e) of the Securities Exchange Act of 1934, as amended. Dean did not identify any other “fall-out” benefits that may accrue to Dean. Based on the foregoing information, the Board concluded that any “fall-out” benefits which may accrue to Dean will benefit the Fund and that they were not a material factor in approving the Agreement.

Approval of Appointment of Fox Asset Management LLC with Respect to the Fund

At the November 9, 2010 Board meeting, the Manager proposed that the Board approve Fox Asset Management LLC (“Fox”) as an investment subadvisor to the Fund. Prior to the meeting, the Board requested and reviewed information provided by Fox in connection with its consideration of Fox as an investment subadvisor to the Fund, and the Investment Committee of the Board met with representatives from Fox. A discussion of the factors relating to the Board’s selection of Fox and approval of the Agreement follows.

Nature, extent and quality of the services to be provided by Fox. The Board considered information regarding Fox’s principal business activities, its reputation, financial condition and overall capabilities to perform the services under the Agreement. In addition, the Board considered the background and experience of the personnel who will be assigned responsibility for managing the Fund. In this regard, the Board noted that Fox’s investment committee of six members averages over 23 years of investment experience. The Board also

63

Disclosure Regarding the Board of Trustees’ Approval of

Investment Advisory Agreements

(Unaudited)

considered Fox’s investment resources, infrastructure and the adequacy of its compliance program. In addition, the Board took into consideration the Manager’s recommendation of Fox. Fox also represented that its financial condition is adequate to provide high quality advisory services to the Fund and that its current staffing levels will be adequate to service the Fund. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by Fox were appropriate for the Fund in light of its investment objective, and, thus, supported a decision to approve the Agreement.

Performance of Fox. The Board evaluated the investment performance of a composite of accounts managed by Fox under the small cap value mandate (“Fox Composite”) against the Russell 2000 Value Index (“Russell Index”). The Board considered that the Fox Composite outperformed the Russell Index for the one-, three-, five- and ten-year periods ended September 30, 2010. The Board also considered the performance of two similarly managed registered investment company accounts managed by Fox against the Russell Index. For example, the Board considered that the similarly managed registered investment company accounts outperformed the Russell Index for the one-year, three-year and five-year periods ended September 30, 2010. In light of all the information provided, the Board concluded that the historical investment performance record of Fox supported the approval of the Agreement.

Comparisons of the amounts to be paid under the Agreement with those under contracts between Fox and its other clients. In evaluating the Agreement, the Board reviewed the proposed advisory fee rate for services to be performed by Fox on behalf of the Fund. The Board considered Fox’s representation that it does not charge a lower advisory fee rate to other clients for which it provides similar services. This information assisted the Board in concluding that Fox’s advisory fees under the Agreement appeared to be within a reasonable range for the services to be provided to the Fund, in light of all the factors considered.

Extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board considered Fox’s representation that it does not believe that it will likely experience any material economies of scale in connection with the services that it proposes to provide to the Fund. In addition, the Board considered that the fees to be paid to Fox are passed through the Manager by the Fund and that the Manager would not benefit economically from the proposed fee agreement. Based on the foregoing information, the Board concluded that economies of scale were not deemed a material factor in approving the Agreement.

Costs of the services to be provided and profits to be realized by Fox and its affiliates from the relationship with the Fund. The Board did not consider the costs of the services to be provided and profits to be realized by Fox from its relationship with the Fund, noting instead the arm’s-length nature of the relationship between the Manager and Fox with respect to the negotiation of the advisory fee rate on behalf the Fund.

Benefits to be derived by Fox from the relationship with the Fund. The Board considered the “fall-out” or ancillary benefits that may accrue to Fox as a result of the advisory relationship with the Fund. Fox did not identify any “fall-out” benefits that may accrue to Fox as a result of its relationship with the Fund. Based on the foregoing information, the Board concluded “fall-out” benefits which may accrue to Fox were not a material factor in approving the Agreement.

Approval of Appointment of Signia Capital Management, LLC with Respect to the Fund

At the November 9, 2010 Board meeting, the Manager proposed that the Board approve Signia Capital Management, LLC (“Signia”) as an investment subadvisor to the Fund. Prior to the meeting, the Board requested and reviewed information provided by Signia in connection with its consideration of Signia as an investment subadvisor to the Fund, and the Investment Committee of the Board met with representatives from Signia. A discussion of the factors relating to the Board’s selection of Signia and approval of the Agreement follows.

Nature, extent and quality of the services to be provided by Signia. The Board considered information regarding Signia’s principal business activities, its reputation, financial condition and overall capabilities to

64

Disclosure Regarding the Board of Trustees’ Approval of

Investment Advisory Agreements

(Unaudited)

perform the services under the Agreement. In addition, the Board considered the background and experience of the personnel who will be assigned responsibility for managing the Fund. The Board also considered Signia’s investment resources, infrastructure and the adequacy of its compliance program. In addition, the Board took into consideration the Manager’s recommendation of Signia. Signia also represented that its financial condition is adequate to provide high quality advisory services to the Fund and that its current staffing levels will be adequate to service the Fund. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by Signia were appropriate for the Fund in light of its investment objective, and, thus, supported a decision to approve the Agreement.

Performance of Signia. The Board evaluated Signia’s historical investment performance record in managing assets under the small cap value mandate. In this regard, the Board evaluated the investment performance of a composite of all discretionary fee-paying accounts invested by Signia in diversified portfolios of US small capitalization value companies (the “Signia Composite”) against the Russell 2000 Value Index (the “Russell Index”). The Board considered that the Signia Composite’s annualized performance outperformed the Russell Index for the years 2005, 2007 and 2009 and underperformed for the years 2006 and 2008. The Board also considered Signia’s rationale for the underperformance of the Signia Composite. In light of all the information provided, the Board concluded that the historical investment performance record of Signia supported the approval of the Agreement.

Comparisons of the amounts to be paid under the Agreement with those under contracts between Signia and its other clients. In evaluating the Agreement, the Board reviewed the proposed advisory fee rate for services to be performed by Signia on behalf of the Fund. The Board considered Signia’s representation that the fee rate to be charged to the Fund is comparable to the fee rate for its other similarly managed accounts, noting that some institutional clients may receive a lower fee due to the size and nature of services provided to such accounts. This information assisted the Board in concluding that Signia’s advisory fees under the Agreement appeared to be within a reasonable range for the services to be provided to the Fund, in light of all the factors considered.

Extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board considered Signia’s representation that the flat fee rate proposed for the Fund does not warrant consideration of economies of scale. In addition, the Board considered that the fees to be paid to Signia are passed through the Manager by the Fund and that the Manager would not benefit economically from the proposed fee agreement. Based on the foregoing information, the Board concluded that economies of scale were not deemed a material factor in approving the Agreement.

Costs of the services to be provided and profits to be realized by Signia and its affiliates from the relationship with the Fund. The Board did not consider the costs of the services to be provided and profits to be realized by Signia from its relationship with the Fund, noting instead the arm’s-length nature of the relationship between the Manager and Signia with respect to the negotiation of the advisory fee rate on behalf the Fund.

Benefits to be derived by Signia from the relationship with the Fund. The Board considered the “fall-out” or ancillary benefits that may accrue to Signia as a result of the advisory relationship with the Fund. In this regard, the Board considered Signia’s representation that it may accrue “fall-out” benefits as a result of its relationship with the Fund in the form of soft dollar research from broker and dealers and that any such arrangements would be in compliance with Section 28(e) of the Securities and Exchange Act of 1934, as amended. Signia did not identify any other “fall-out” benefits that may accrue to Signia. Based on the foregoing information, the Board concluded that any “fall-out” benefits which may accrue to Signia will benefit the Fund and that they were not a material factor in approving the Agreement.

65

Delivery of Documents

eDelivery is NOW AVAILABLE- Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail: american_beacon.funds@ambeacon.com	On the Internet: Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y, Investor, and Advisor Classes Call (800) 658-5811 AMR ClassSM Call (800) 345-2345	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090. A complete schedule of the Fund’s portfolio holdings is also available on the Funds’ website (www.americanbeaconfunds.com) approximately twenty days after the end of each month.

Availability of Proxy Voting Policy and Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website (www.americanbeaconfunds.com) and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

American Beacon Funds, American Beacon Balanced Fund, American Beacon Large Cap Growth Fund, American Beacon Mid-Cap Value Fund, and American Beacon Small Cap Value II Fund are service marks of American Beacon Advisors, Inc.

SAR 04/12

G U I D A N C E | V I S I O N | E X P E R I E N C E

American Beacon FUNDS℠

Semi-Annual Report

April 30, 2012

HIGH YIELD BOND FUND

RETIREMENT INCOME AND APPRECIATION FUND

INTERMEDIATE BOND FUND

SHORT-TERM BOND FUND

About American Beacon Advisors	Contents

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management. Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.	Message from American Beacon	1
	Market and Performance Overviews	2-11
	American Beacon Schedules of Investments
	High Yield Bond Fund	14
	Retirement Income and Appreciation Fund	24
	Intermediate Bond Fund	29
	Short-Term Bond Fund	38
	Additional Information	Back Cover

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

Investing in debt securities entails interest rate risk which is the risk that debt securities will decrease in value with increases in market interest rates. Investing in high yield securities involves additional risks when compared to investing in investment grade securities. These include a greater risk of default or bankruptcy and an increased sensitivity to financial difficulties or changes in interest rates. An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong. An obligation rated ‘AA’ by Standard & Poor’s differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong. An obligation rated ‘A’ by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong. An obligation rated ‘BBB’ by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ by Standard & Poor’s are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

American Beacon Funds	April 30, 2012

Dear Shareholders,

Over the past six months, bond market returns have moved upward at a modest pace. Among other things, positive economic data in the U.S. and action in Europe to address Greece’s debt helped reassure investors and the broad market through April.

The performance of our credit-exposed funds during this period continues to illustrate the American Beacon investment philosophy: that portfolios managed with a longer-term perspective tend to be better positioned for riding out the unpredictable effects of economic and geopolitical events.

For the six-month period ended April 30, 2012:

- American Beacon High Yield Bond Fund (Institutional Class) returned 6.65%.

- American Beacon Intermediate Bond Fund (Institutional Class) returned 2.19%.

- American Beacon Retirement Income and Appreciation Fund (Y Class) returned 2.63%.

- American Beacon Short-Term Bond Fund (Institutional Class) returned 1.30%.

With ongoing uncertainty in the European Union and an upcoming Presidential election, we may again see further market gyrations in the months to come. Regardless of headlines, American Beacon remains focused on seeking opportunities and meeting market challenges to deliver the type of consistency in performance and service that our shareholders value.

Thank you for your continued investment in the American Beacon Funds. For additional information about the Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.
President
American Beacon Funds

1

Domestic Bond Market Overview

April 30, 2012 (Unaudited)

For the six-month period ended April 30, 2012, the Barclays Capital Aggregate Index returned 2.44%, and the BofA Merrill Lynch 1-3 Year Government/Corporate Index returned 0.66%.

As the period began, European leaders were orchestrating a repair for the European debt crisis and struggling to contain a fiscal contagion emanating from Greece.

Globally, credit markets struggled as investors shunned risk assets in favor of U.S. Treasuries, sending the 10-year Treasury yield down to 1.80% – a rate below the sub-prime crisis levels of 2008. Additionally, the U.S. Federal Reserve Bank helped lower interest rates by announcing Operation Twist, which sold short-dated Treasuries and purchased longer-dated Treasuries in an attempt to flatten the yield curve.

By year-end 2011, the European Central Bank (ECB) had announced an unprecedented injection of liquidity into the European banking system to address investor confidence and support the region’s banks. In addition, in early 2012, leaders successfully restructured Greece’s sovereign debt and provided breathing room for the country to further address its fiscal imbalances.

The combination of actions prompted a rush back into risk assets as investors regained confidence in global markets.

Within the major categories of the Barclays Capital Aggregate Index, Corporates produced the highest returns at 3.64% followed by Agency Mortgages at 2.11%. Treasuries and Agencies returned 1.87% and 1.43%, respectively. Investors were clearly interested in the higher yields that became available in the credit sectors during the European debt crisis.

Financials led the Corporate sector returns, at 4.90%, as they were the direct beneficiaries of the ECB’s liquidity program. Utilities followed with a 3.39% return and Industrials returned 2.96%.

Lower quality outperformed higher quality as triple-B rated issuers returned 4.55% and triple-A rated issuers returned 1.95%.

Within the smaller sectors of the Barclays Capital Aggregate Index, Commercial Mortgages returned 5.69% and Asset-Backeds returned 1.87%.

Interest rates along the U.S. Treasury yield curve ended the period mixed. Short-term rates were up slightly, the middle of the curve was down and the long end was essentially unchanged. The 2-, 5-, 10- and 30-year Treasuries returned 0.18%, 2.07%, 3.85% and 3.75%, respectively.

While investors welcomed the ECB’s efforts to address the debt crisis, the euphoria was short-lived. By the end of April, investors were beginning to question the sustainability of the debt balances amassed by several of the peripheral European countries. The ECB’s liquidity addressed bank solvency but did not address the sovereign debt levels. Voters in many of the affected countries began to express dismay with the austerity measures demanded to balance their budgets. Volatility and skepticism were re-entering the global markets by period end.

2

High Yield Bond Market Overview

April 30, 2012 (Unaudited)

During the six months ended April 30, 2012, the high yield market emerged from the period of fear and volatility that had characterized the summer of 2011 and resumed its upward trajectory. Reflecting the change in sentiment, the JP Morgan Global High Yield Bond Index returned 7.49%.

In the fourth quarter of 2011 and first quarter of 2012, fundamental earnings for the majority of high yield issuers experienced healthy growth. As a result, although default rates edged higher from their recent lows, the default rate remained below historical averages during the period.

Given the favorable fundamental backdrop and the low overall interest rate environment, investors continued to add money to the high yield asset class. As a result, issuers were able to access the high yield bond market to refinance debt, extend maturities and in many cases lower their interest costs.

During the past six months, the combination of favorable fundamental and technical factors enabled the market to overcome a brief sell-off in November caused by concerns that European sovereign issues could spill over to hamper U.S. growth.

Beginning in late November, the market enjoyed a lengthy period of spread tightening through March, before spreads widened slightly in April along with heightened stock market volatility. The average spread ended the period at 6.5% above Treasuries, which was slightly above the historical average. After peaking near 9% in November, the index yield to worst (that is, the lowest potential yield that can be received on a bond without the issuer actually defaulting) declined steadily down to 7.23% in February and ended April near the period low at 7.32%.

3

American Beacon High Yield Bond FundSM

Performance Overview

April 30, 2012 (Unaudited)

The Institutional Class of the High Yield Bond Fund (the “Fund”) returned 6.65% for the six months ended April 30, 2012. The Fund trailed the JPMorgan Global High-Yield Index (the “Index”) return of 7.49% but performed in-line with the Lipper High Current Yield Funds Index return of 6.66% for the period.

	Annualized Total Returns
	Periods Ended 4/30/12

	6 Months*	1 Year	5 Years	10 Years
Institutional Class(1,7)	6.65%	3.64%	5.75%	7.38%
Y Class (1,2,7)	6.19%	2.74%	5.60%	7.31%
Investor Class(1,7)	6.53%	3.28%	5.46%	7.08%
A Class with sales charge (1,4,7)	1.51%	-1.55%	4.47%	6.58%
A Class without sales charge (1,4,7)	6.53%	3.32%	5.49%	7.10%
C Class with sales charge (1,5,7)	5.00%	1.55%	5.18%	6.94%
C Class without sales charge (1,5,7)	6.15%	2.55%	5.18%	6.94%
AMR Class (1,3,7)	6.81%	3.83%	6.01%	7.52%
JPMorgan GlobaL High-Yield Index(6)	7.49%	6.94%	8.29%	9.60%
Lipper High Current Yield Funds Index(6)	6.66%	3.92%	5.64%	7.62%

* Not annualized

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the Institutional Class of the Fund was waived through 2004. Performance prior to waiving fees was lower than the actual returns shown for periods through 2004.

2.

Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 4/30/02 up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/02. A portion of the fees charged to the Y Class of the Fund was waived in 2011. Performance prior to waiving fees was lower than the actual returns shown.

3.

Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 4/30/02 up to 9/4/07, the inception date of the AMR Class, and the returns of the AMR Class since its inception. Expenses of the AMR Class are lower than those of the Institutional Class. As a result, total returns shown may be lower than they would have been had the AMR Class been in existence since 4/30/02.

4.

Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/02 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Institutional and Investor Classes. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/02. A portion of the fees charged to the A Class of the Fund was waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010. The maximum sales charge for A Class is 4.75%.

5.

Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/02 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Institutional and Investor Classes. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/02. A portion of the fees charged to the C Class of the Fund was waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.

6.

The JPMorgan Global High-Yield Index (“JPMorgan Index”) is an unmanaged index of fixed income securities with a maximum credit rating of BB+ or Ba1. Issues must be publicly registered or issued under Rule 144A under the Securities Act of 1933, with a minimum issue size of $75 million (par amount). A maximum of two issues per issuer are included in the JPMorgan Index. Convertible bonds, preferred stock, and floating-rate bonds are excluded from the JPMorgan Index. The Lipper High Current Yield Funds Index tracks the results of the 30 largest mutual funds in the Lipper High Current Yield Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

7.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, C, and AMR Class shares was 0.89%, 27.03%, 1.10%, 3.94%, 3.16%, and 0.61%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund lagged the Index over the six-month period from an industry perspective due to allocation decisions, while the Fund’s credit quality allocation and issue selection helped offset some of the relative impact resulting from the industry positioning.

From an industry standpoint, issue selections in the Bank, Wireless, and Paper industries had a positive impact on the Fund’s relative returns. The Fund’s holdings within these categories outpaced those within the Index in addition to outperforming the overall high yield market.

From an industry allocation perspective, the Fund was hindered from underweighting the Home Building industry (up 15.5%) and the Building Products industry (up 10.6%). Overweighting the Independent Energy industry (up 4.3%) and the

4

American Beacon High Yield Bond FundSM

Performance Overview

April 30, 2012 (Unaudited)

Environmental industry (up 2.8%) also detracted from relative performance.

From a credit quality perspective, issue selections in the B-rated credit group contributed to performance.

From a credit quality allocation perspective, overweighting the CCC-rated credit group (up 8.5%) and underweighting the BB-rated credit group (up 6.1%) provided a boost to the Fund’s relative performance.

The sub-advisors’ “bottom-up”, research intensive investment process, which focuses on companies with strong cash flow and fundamental credit strength, remains in place.

Top Ten Holdings
% of Net Assets
HUB International Holdings, Inc., 10.250%, Due 6/15/2015, 144A	0.8%
E*Trade Financial Corp., 12.50%, 11/30/2017	0.8%
Cricket Communications, Inc., 7.75%, Due 10/15/2020	0.8%
CIT Group, Inc., 7.00%, Due 5/02/2017, 144A	0.8%
Nuveen Investments, Inc., 10.50%, Due 11/15/2015	0.7%
Linn Energy LLC, 8.625%, Due 4/15/2020	0.7%
Energy XXI Gulf Coast, Inc., 9.25%, Due 12/15/2017	0.7%
International Lease Finance Corp., 5.65%, Due 6/01/2014	0.6%
MGM Resorts International, 6.625%, Due 7/15/2015	0.6%
Sprint Nextel Corp., 8.375%, Due 8/15/2017	0.6%

Security Allocation
% of Equity and Fixed Income
Corporate Obligations - Industrials	75.9%
Corporate Obligations - Financials	14.2%
Corporate Obligations - Utilities	6.1%
Corporate Obligations - Energy	1.0%
Preferred Stock - Financials	0.7%
Convertible Preferred - Diversified Financials	0.7%
Convertible Obligations - Industrials	0.4%
Corporate Obligations - Communications	0.3%
Corporate Obligations - Other Asset-Backed	0.2%
Convertible Obligations - Financials	0.2%
Corporate Obligations - Consumer, Cyclical	0.1%
Equity - Consumer Discretionary	0.1%
Equity - Industrials	0.1%

5

American Beacon Retirement Income and Appreciation FundSM

Performance Overview

April 30, 2012 (Unaudited)

The Y Class of the Retirement Income and Appreciation Fund (the “Fund”) returned 2.63% for the six months ended April 30, 2012. Its benchmark, a blend of 75% Barclays Capital Aggregate Index (the “Aggregate Index”) and 25% BofA Merrill Lynch All U.S. Convertibles Index (the “ML Index”) (combined the “Retirement Income and Appreciation Composite Index”), returned 3.49%. The Fund’s peer group, the Lipper Intermediate Investment Grade Index, returned 3.68% for the same period.

		Annualized Total Returns
		Periods Ended 4/30/12
	6 Months*	1 Year	5 Years	Since Incep. (7/1/03)

Y Class (1,2,7)	2.63%	3.36%	5.35%	4.83%
Investor Class(1,7)	2.46%	3.05%	5.25%	4.77%
A Class with sales charge (1,3,7)	-0.57%	0.01%	4.21%	4.19%
A Class without sales charge (1,3,7)	2.50%	3.07%	5.24%	4.77%
C Class with sales charge (1,4,7)	1.04%	1.09%	4.95%	4.60%
C Class without sales charge (1,4,7)	2.04%	2.09%	4.95%	4.60%
Retirement Income and Appreciation Composite Index(6)	3.49%	4.86%	5.74%	5.51%
Barclays Capital Aggregrate Index (5)	2.44%	7.54%	6.37%	5.10%
BofA Merrill Lynch All U.S.Convertibles Index (5)	6.52%	-3.53%	2.86%	6.07%
Lipper Intermediate Investment Grade Index (5)	3.68%	6.80%	6.02%	4.93%

*Not annualized

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2.

Fund performance for the five-year and since inception periods represent the returns achieved by the Investor Class from 7/1/03 up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are lower than those of the Investor Class. As a result, total returns shown may be lower than they would have been had the Y Class been in existence since 7/1/03. A portion of the fees charged to the Y Class of the Fund was waived in 2011. Performance prior to waiving fees was lower than the actual returns shown.

3.

Fund performance for the five-year and since inception periods represent the returns achieved by the Investor Class from 7/1/03 up to 5/17/10, the inception date of the A Class and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 7/1/03. A portion of the fees charged to the A Class of the Fund was waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010. The maximum sales charge for A Class is 4.75%.

4.

Fund performance for the five-year and since inception periods represent the returns achieved by the Investor Class from 7/1/03 up to 9/1/10, the inception date of the C Class and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 7/1/03. A portion of the fees charged to the C Class of the Fund was waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010. The maximum contingent deferred sales charge for Class is 1.00% for shares redeemed within one year of the date of purchase.

5.

The Barclays Capital Aggregate Index represents returns of the Barclays Capital Gov./Credit Intermediate Index (“Intermediate Index”) up to October 31, 2006 and the Barclays Capital Aggregate Index (“Aggregate Index”) thereafter. The Intermediate Index is an unmanaged index of investment grade corporate and government debt issues with maturities between one and ten years. The Aggregate Index is a market value weighted index of government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities. The BofA Merrill Lynch All U.S. Convertibles Index is an unmanaged index of domestic securities of all quality grades that are convertible into U.S. dollar-denominated common stock, ADRs or cash equivalents. The Lipper Intermediate Investment Grade Index tracks the results of the 30 largest mutual funds in the Lipper Intermediate Investment Grade category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

6.

To reflect the Fund’s allocation of its assets between investment grade fixed-income securities and convertible securities, the returns of the Barclays Capital Aggregate Index and the BofA Merrill Lynch All U.S. Convertibles Index have been combined in a 75%/25% proportion.

7.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Y, Investor, A and C, Class shares was 1.81%, 1.11%, 2.01% and 2.00%, respectively. The expense ratio above may vary from the expense ratio presented in other sections of this report that is based on expenses incurred during the period covered by this report.

The Fund’s assets have been allocated approximately 75% to American Beacon Advisors, Inc. (the “Manager”) that invests primarily in income producing, short and intermediate-term investment grade bonds and 25% to a sub-advisor that invests in securities including convertible bonds, convertible preferreds, high yield bonds,

6

American Beacon Retirement Income and Appreciation FundSM

Performance Overview

April 30, 2012 (Unaudited)

and equities in order to try to enhance the return of the overall Fund.

During the six-month period, the investment grade bond portion of the Fund returned 3.1% before expenses outperforming the 2.4% return for the Aggregate Index. This segment of the Fund’s outperformance can be attributed to a combination of favorable allocation decisions among sectors and credit quality categories, coupled with slightly stronger security selection within the various credit quality ranges.

During the period, the overweight allocation to Corporate securities enhanced relative returns. Within the Corporate sector, the Fund’s overweight to Financials was a primary driver of the excess relative returns. In addition, the Commercial Mortgage Backed category was one of the strongest within the Aggregate Index, (up 5.2%) although the returns generated by the Fund’s holdings were not as strong as those in the Aggregate Index.

The Fund’s position and security selection among the various credit quality categories aided returns relative to the benchmark. During the period, lower quality securities generally outperformed those with a higher quality rating. A combination of being underweight to Treasury securities and overweight in the lower end of the investment grade spectrum (A & BBB) benefited the Fund from an allocation perspective. In addition, the positions held by the Fund outperformed those within the same categories of the Aggregate Index.

The remaining portion of the Fund, managed by the Fund’s sub-advisor, returned 2.9% before expenses. These results trailed the 6.5% return of the ML Index. This segment of the Fund’s underperformance can be attributed to a combination of less favorable portfolio positioning among credit quality categories and sectors, coupled with weaker security selection among various economic sectors.

The more speculative companies with lower credit ratings outpaced higher rated, stronger companies during the period. The sub-advisor’s portion of the Fund has maintained an underweight to the lower quality segments of the market, which detracted from relative returns. Additionally, an overweight allocation and weaker stock performance from the holdings in the Materials and Energy sectors hindered relative returns. While the position of this portion of the Fund’s allocation in the Information Technology sector had a minimal impact, performance of the its holdings participated in the positive results achieved by the sector, however its holdings did not gain as much as the ML Index holdings.

The Manager and the Fund’s sub-advisor remain focused on the Fund’s investment objectives of generating income and capital appreciation.

Top Ten Holdings
% of Net Assets
Government National Mortgage Association, 3.20%, Due 11/16/2044	1.9%
Government National Mortgage Association, 2.70%, Due 4/16/2043	1.9%
Government National Mortgage Association, 2.17%, Due 4/16/2041	1.9%
Fannie Mae Pool, 4.00%, Due 1/01/2044	1.7%
Government National Mortgage Association, 2.543%, Due 9/16/2044	1.6%
National Credit Union Administration, 0.691%, Due 10/07/2020	1.4%
National Credit Union Administration, 0.625%, Due 3/11/2020	1.3%
Freddie Mac Gold Pool, 4.50%, Due 2/01/2041	1.1%
Freddie Mac Gold Pool, 4.00%, Due 1/01/2041	1.0%
Freddie Mac Gold Pool, 0.629%, Due 12/15/2040	1.0%

Sector Allocation
% of Fixed Income
Corporate Obligations	42.6%
U.S. Agency Mortgage-Backed Obligations	24.5%
U.S. Treasury Obligations	14.8%
Convertible Obligations	12.4%
Non-Agency Mortgage-Backed Obligations	3.4%
Asset-Backed Securities	1.1%
Short-Term Investment Funds	0.6%
Other Government Obligations	0.4%
U.S. Agency Obligations	0.2%

Sector Allocation
% of Equities
Information Technology	40.5%
Energy	23.7%
Financials	10.3%
Materials	9.4%
Industrials	7.1%
Consumer Staples	5.2%
Industrial	3.8%

7

American Beacon Intermediate Bond FundSM

Performance Overview

April 30, 2012 (Unaudited)

The Institutional Class of the Intermediate Bond Fund (the “Fund”) returned 2.19% for the six months ended April 30, 2012, trailing the Barclays Capital Aggregate Index (the “Index”) return of 2.44% and the Lipper Intermediate Investment Grade Debt Funds Index return of 3.68% for the same period.

	Annualized Total Returns Periods Ended 4/30/12

	6 Months*	1 Year	5 Years	10 Years
Institutional Class(1,5)	2.19%	6.47%	6.37%	5.60%
Y Class (1,2,5)	2.02%	6.14%	6.32%	5.58%
Investor Class (1,3,5)	1.95%	6.01%	6.04%	5.44%
A Class with sales charge (1,4,7)	-2.93%	0.89%	4.95%	4.89%
A Class without sales charge (1,4,7)	1.94%	5.89%	5.97%	5.40%
C Class with sales charge (1,5,7)	0.47%	4.01%	5.71%	5.28%
C Class without sales charge (1,5,7)	1.47%	5.01%	5.71%	5.28%
Barclays Capital Agg. Index (6)	2.44%	7.54%	6.37%	5.71%
Lipper Intermediate Inv. Grade Index (6)	3.68%	6.80%	6.02%	5.80%

*Not annualized

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2.

Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 4/30/02 up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/02. A portion of the fees charged to the Y Class of the Fund was waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010.

3.

Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 4/30/02 up to 3/2/09, the inception date of the Investor Class, and the returns of the Investor Class since its inception. Expenses of the Investor Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Investor Class been in existence since 4/30/02. A portion of the fees charged to the Investor Class of the Fund was waived since 2009. Performance prior to waiving fees was lower than the actual returns shown since 2009.

4.

Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 4/30/02 through 3/2/09, the Investor Class from 3/2/09 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Institutional and Investor Classes. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/02. A portion of the fees charged to the A Class of the Fund was waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010. The maximum sales charge for A Class is 4.75%.

5.

Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 4/30/02 through 3/2/09, the Investor Class from 3/2/09 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Institutional and Investor Classes. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/02. A portion of the fees charged to the C Class of the Fund was waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010. The maximum contingent deferred sales charge is 1.00% for shares redeemed within one year of the date of purchase.

6.

The Barclays Capital Aggregate Index is a market value weighted index of government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities. The Lipper Intermediate Investment Grade Index tracks the results of the 30 largest mutual funds in the Lipper Intermediate Investment Grade category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

7.

The total annual Fund operating expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A and C Class shares was 0.36%, 0.74%, 0.87%, 1.14%, and 1.87%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that is based on expenses incurred during the period covered by this report.

The Fund’s underperformance relative to the Index can be attributed to a combination of weaker issue selection and less favorable portfolio positioning among sectors, credit quality categories, and duration ranges.

During the period, the underweight allocation to Treasuries coupled with an overweight allocation to Corporate securities detracted from relative returns. Specifically for the Corporate allocation, the Fund’s overweight to the Industrial and Financial sectors were the primary drivers of the weaker relative returns.

The performance from the Fund’s Mortgage Pass-Through and Commercial Mortgage-Backed securities trailed those in the Index and also hampered returns relative to the Index. The Commercial Mortgage-Backed category was one of the strongest within the Index, (up 5.2%) and while the Fund’s holdings participated in the positive results, the return generated was not as strong as the Index.

The Fund’s position among the various credit quality categories hindered returns relative

8

American Beacon Intermediate Bond FundSM

Performance Overview

April 30, 2012 (Unaudited)

to the benchmark. The Fund’s underweight allocation to Agency securities was a positive for the Fund, however those benefits were offset by having less exposure to Treasury securities and more exposure to investment grade categories not related to the government. While the underweight allocation to Treasury securities detracted from the Fund’s relative returns versus the Index, the holdings within the Fund outperformed those in the Index.

Duration positioning during the period was essentially neutral, with a modest bias to the Index by implementing a slightly shorter duration. As interest rates declined in the maturity range in which the Fund typically invests, its holdings participated in the positive price gains, however the shorter duration muted those gains relative to the Index. Performance of the securities within the Fund that had a duration between 4-6 years lagged those of the Index, further amplifying the duration impact.

The Fund’s investment managers remain focused on a conservative approach toward investing in the bond market and on issuer-specific opportunities.

Top Ten Holdings

% of Net Assets
Fannie Mae Pool, 4.50%, Due 4/01/2041	1.7%
Fannie Mae Pool, 4.00%, Due 12/01/2040	1.5%
Freddie Mac Gold Pool, 4.00%, Due 10/01/2039	1.4%
Fannie Mae, 5.50%, Due on 5/01/2041	1.4%
Fannie Mae Pool, 4.50%, Due 6/01/2039	1.4%
Fannie Mae Pool, 4.00%, Due 9/01/2041	1.2%
Freddie Mac Gold Pool, 4.00%, Due 10/1/2039	1.1%
Freddie Mac Gold Pool, 5.00%, Due 4/01/2040	1.0%
Fannie Mae Pool, 5.00%, Due 5/01/2035	1.0%
National Credit Union Administration, 0.625%, Due 3/11/2020	0.9%

Sector Allocation

% of Fixed Income
Corporate Obligations	45.7%
Mortgage-Backed Obligations	31.6%
U.S. Treasury Obligations	13.9%
Commercial Mortgage-Backed Securities	6.1%
Asset-Backed Securities	1.9%
Agency Obligations	0.6%
Other Government Obligations	0.2%

9

American Beacon Short-Term Bond FundSM

Performance Overview

April 30, 2012 (Unaudited)

The Institutional Class of the Short-Term Bond Fund (the “Fund”) returned 1.33% for the six months ended April 30, 2012, which outperformed the BofA Merrill Lynch 1-3 Year Gov/Corp Index (the “Index”) return of 0.66% but underperformed the Lipper Short Investment Grade Bond Funds Index (“Lipper”) return of 1.79%.

	Annualized Total Returns Periods Ended 4/30/12

	6 Months*	1 Year	5 Years	10 Years
Institutional Class(1,4)	1.33%	1.27%	3.28%	3.43%
Y Class (1,2,4)	1.19%	1.05%	3.22%	3.40%
Investor Class(1,4)	1.11%	0.85%	2.88%	2.94%
A Class with sales charge (1,3,6)	-1.41%	-1.77%	2.31%	2.66%
A Class without sales charge (1,3,6)	1.08%	0.79%	2.84%	2.92%
C Class with sales charge (1,4,6)	-0.29%	-0.92%	2.61%	2.81%
C Class without sales charge (1,4,6)	0.71%	0.08%	2.61%	2.81%
Lipper Short Inv. Grade Bond Funds Index(5)	1.79%	2.16%	3.18%	3.15%
BofA Merrill Lynch 1-3 Yr. Gov./Corp. Index(5)	0.66%	1.52%	3.70%	3.52%

*Not annualized

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the Investor Class of the Fund has been waived. Performance prior to waiving fees was lower than the actual returns shown.

2.

Fund performance for the five-year and ten-year periods represent the returns achieved by the Institutional Class from 4/30/02 up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/02. A portion of the fees charged to the Y Class of the Fund was waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010.

3.

Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/02 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/02. A portion of the fees charged to the A Class of the Fund was waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010. The maximum sales charge for A Class is 2.50%.

4.	Fund performance for the five-year and ten-year periods represent the returns achieved by the Investor Class from 4/30/02 up to 9/1/10, the inception date of the C Class, and the returns of the C

Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/02. A portion of the fees charged to the C Class of the Fund was waived since 2010. Performance prior to waiving fees was lower than the actual returns shown since 2010. The maximum contingent deferred sales charge is 1.00% for shares redeemed within one year of the date of purchase.

5.

The BofA Merrill Lynch 1-3 Yr. Gov./Corp. Index is a market value weighted performance benchmark for government and corporate fixed-rate debt securities with maturities between one and three years. The Lipper Short Investment Grade Bond Funds Index tracks the results of the 30 largest mutual funds in the Lipper Short Investment Grade Bond Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

6.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A and C Class shares was 0.38%, 1.44%, 0.91%, 1.39%, and 2.48%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

During the period, the Fund was overweight in the various credit sectors, primarily Financials, which outperformed as markets recovered in response to the European Central Bank’s aggressive liquidity measures.

The Fund’s overweight positions included investment-grade Corporates, Asset-Backeds, and Agency-Backed Mortgages - all of which outperformed Treasuries during the period. The Fund generally remains overweight in the various credit sectors to generate incremental yield-to-maturity compared to the Index.

Also during the period, the Fund’s duration was shorter than that of the Index, which helped as interest rates rose slightly along the short end of the yield curve. Given the near-record low levels of interest rates, we have maintained a short duration to protect the Fund from an ultimate rise in rates. While a rise in rates does not appear to be imminent, the absolute low level of yields warrants a more defensive approach towards duration.

In the mean time, we continue to look for opportunity in this low interest rate environment and strive to protect the Fund from volatility across the globe. We will maintain our conservative approach towards credit risk and seek to outperform over the long term on a risk-adjusted basis.

10

American Beacon Short-Term Bond FundSM

Performance Overview

April 30, 2012 (Unaudited)

Top Ten Holdings
% of Net Assets
National Credit Union Administration, 0.625%, Due 3/11/2020	3.7%
National Credit Union Administration, 0.691%, Due 1/08/2020	3.4%
Ally Master Owner Trust, 1.031%, Due 9/15/2016	2.2%
Government National Mortgage Association, 2.45%, Due 7/16/2032	2.2%
Government National Mortgage Association, 2.25%, Due 5/16/2033	2.2%
Government National Mortgage Association, 1.864%, Due 8/16/2031	1.9%
National Australia Bank Ltd., 1.202%, Due 7/25/2014	1.7%
Verizon Communications, Inc., 0.918%, Due 3/28/2014	1.7%
Government National Mortgage Association, 2.45%, Due 7/16/2038	1.7%
BP Capital Markets plc, 1.074%, Due 3/11/2014	1.7%

Sector Allocation
% of Fixed Income
Corporate Obligations	50.9%
Commercial Mortgage-Backed Securities	23.9%
Asset-Backed Securities	11.6%
Mortgage-Backed Obligations	8.4%
U.S. Treasury Obligations	5.2%

11

American Beacon FundsSM

Fund Expenses

April 30, 2012 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees if applicable, and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in a particular Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2011 through April 30, 2012.

Actual Expenses

The following tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account during this period. Shareholders that invest in a Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Institutional Class	High Yield Bond Fund	Intermediate Bond Fund	Short-Term Bond Fund
Beginning Account Value 11/1/11	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/12	$1,066.54	$1,021.93	$1,013.34
Expenses Paid During Period 11/1/11-4/30/12 *	$4.57	$1.56	$1.75
Annualized Expense Ratio	0.89%	0.31%	0.35%

Y Class	High Yield Bond Fund	Retirement Income and Appreciation Fund	Intermediate Bond Fund	Short-Term Bond Fund
Beginning Account Value 11/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/12	$1,061.90	$1,026.29	$1,020.19	$1,011.89
Expenses Paid During Period 11/1/11-4/30/12 *	$7.69	$4.13	$3.26	$3.15
Annualized Expense Ratio	1.50%	0.82%	0.65%	0.63%

Investor Class	High Yield Bond Fund	Retirement Income and Appreciation Fund	Intermediate Bond Fund	Short-Term Bond Fund
Beginning Account Value 11/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/12	$1,065.28	$1,024.57	$1,019.53	$1,011.10
Expenses Paid During Period 11/1/11-4/30/12 *	$5.80	$5.49	$3.92	$3.95
Annualized Expense Ratio	1.13%	1.09%	0.78%	0.79%

A Class	High Yield Bond Fund	Retirement Income and Appreciation Fund	Intermediate Bond Fund	Short-Term Bond Fund
Beginning Account Value 11/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/12	$1,065.32	$1,024.99	$1,019.42	$1,010.82
Expenses Paid During Period 11/1/11-4/30/12 *	$5.70	$5.74	$4.97	$4.25
Annualized Expense Ratio	1.11%	1.14%	0.99%	0.85%

C Class	High Yield Bond Fund	Retirement Income and Appreciation Fund	Intermediate Bond Fund	Short-Term Bond Fund
Beginning Account Value 11/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/12	$1,061.47	$1,020.38	$1,014.73	$1,007.13
Expenses Paid During Period 11/1/11-4/30/12 *	$9.48	$9.85	$8.67	$7.93
Annualized Expense Ratio	1.85%	1.96%	1.73%	1.59%

AMR Class	High Yield Bond Fund
Beginning Account Value 11/1/11	$1,000.00
Ending Account Value 4/30/2012	$1,068.06
Expenses Paid During Period 11/1/11-04/30/12 *	$3.09
Annualized Expense Ratio	0.60%

American Beacon FundsSM

Fund Expenses

April 30, 2012 (Unaudited)

Hypothetical Example for Comparison Purposes

The following tables provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in a particular Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders that invest in a Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by a Fund, such as sales charges (loads) or redemption fees as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the following tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

Institutional Class	High Yield Bond Fund	Intermediate Bond Fund	Short-Term Bond Fund
Beginning Account Value 11/1/11	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/12	$1,020.44	$1,023.32	$1,023.12
Expenses Paid During Period 11/1/11-04/30/12 *	$4.47	$1.56	$1.76
Annualized Expense Ratio	0.89%	0.31%	0.35%

Y Class	High Yield Bond Fund	Retirement Income and Appreciation Fund	Intermediate Bond Fund	Short-Term Bond Fund
Beginning Account Value 11/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/12	$1,019.24	$1,019.44	$1,020.98	$1,020.93
Expenses Paid During Period 11/1/11-04/30/12 *	$5.67	$5.47	$3.92	$3.97
Annualized Expense Ratio	1.13%	1.09%	0.78%	0.79%

Investor Class	High Yield Bond Fund	Retirement Income and Appreciation Fund	Intermediate Bond Fund	Short-Term Bond Fund
Beginning Account Value 11/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/12	$1,019.24	$1,019.44	$1,020.98	$1,020.93
Expenses Paid During Period 11/1/11-04/30/12 *	$5.67	$5.47	$3.92	$3.97
Annualized Expense Ratio	1.13%	1.09%	0.78%	0.79%

A Class	High Yield Bond Fund	Retirement Income and Appreciation Fund	Intermediate Bond Fund	Short-Term Bond Fund
Beginning Account Value 11/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/12	$1,019.34	$1,019.19	$1,019.94	$1,020.64
Expenses Paid During Period 11/1/11-04/30/12 *	$5.57	$5.72	$4.97	$4.27
Annualized Expense Ratio	1.11%	1.14%	0.99%	0.85%

C Class	High Yield Bond Fund	Retirement Income and Appreciation Fund	Intermediate Bond Fund	Short-Term Bond Fund
Beginning Account Value 11/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/12	$1,015.66	$1,015.12	$1,016.26	$1,016.96
Expenses Paid During Period 11/1/11-04/30/12 *	$9.27	$9.82	$8.67	$7.97
Annualized Expense Ratio	1.85%	1.96%	1.73%	1.59%

AMR Class	High Yield Bond Fund
Beginning Account Value 11/1/11	$1,000.00
Ending Account Value 04/30/12	$1,021.88
Expenses Paid During Period 11/1/11-04/30/12 *	$3.02
Annualized Expense Ratio	0.60%

*

Expenses are equal to the Fund’s annualized expense ratio for the six-month period multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.

American Beacon High Yield Bond FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCKS - 0.19%
COMMUNICATIONS- 0.01%
Media - 0.01%
Dex One Corp. A	10,761	$10
SuperMedia, Inc.A	1,037	2
Total Communications		12

CONSUMER DISCRETIONARY- 0.10%
Automobiles - 0.10%
General Motors Co.A	6,381	147

FINANCIALS- 0.00%
Financials - 0.00%
Marsico Holdings LLCA B	13,199	2

INDUSTRIALS- 0.08%
Marine - 0.02%
Horizon Lines, Inc.A C	273,451	29

Telecommunication Services - 0.06%
Charter Communications, IncA C	2,759	52
Charter Communications, Inc.A D	2,416	37
		89
Total Common Stocks (Cost $1,730)		279

CONVERTIBLE PREFERRED STOCKS - 0.67%
FINANCIALS- 0.67%
Diversified Financials - 0.67%
Bank of America Corp.	600	584
Wells Fargo & Co	385	431
Total Financials		1015
Total Convertible Preferred Stocks (Cost $969)		1,015

PREFERRED STOCKS - 0.65%
FINANCIALS- 0.65%
Diversified Financials - 0.01%
Federal Home Loan Mortgage Corp.E	10,000	13

Financials - 0.64%
GMAC Capital Trust IE	11,600	278
Zions Bancorporation	26,300	689
		967
Total Preferred Stocks (Cost $1,210)		980

	Par Amount	Fair Value
	(000’s)
CONVERTIBLE OBLIGATIONS - 0.59%
Financials - 0.17%
E*Trade Financial Corp., 0.00%, Due 8/31/2019	$240	251

Industrials - 0.42%
Digital River, Inc., 2.00%, Due 11/1/2030	165	157
Horizon Lines, Inc., 6.00%, Due 4/15/2017	373	257
Powerwave Technologies, Inc., 3.875%, Due 10/1/2027	565	155
2.75%, Due 7/15/2041F	195	67
		636
Total Convertible Obligations (Cost $1,107)		887

See accompanying notes

American Beacon High Yield Bond FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Par Amount	Fair Value

	(000’s)	(000’s)
CORPORATE OBLIGATIONS - 91.60%
Financials - 12.88%
ACE Cash Express, Inc., 11.00%, Due 2/1/2019F	$400	$366
Alliant Holdings I, Inc., 11.00%, Due 5/1/2015F	425	444
Ally Financial, Inc.,
6.875%, Due 8/28/2012	300	304
5.50%, Due 2/15/2017	120	123
8.00%, Due 12/31/2018	200	218
7.50%, Due 9/15/2020	600	669
AMERIGROUP Corp., 7.50%, Due 11/15/2019	300	327
Amsouth Bank, 4.85%, Due 4/1/2013	150	152
ARD Finance S.A., 11.125%, Due 6/1/2018F G	318	319
Bank of America Corp., 8.125%, Due 12/31/2049E	700	725
Bank One Capital III, 8.75%, Due 9/1/2030	275	384
CDW LLC, 8.00%, Due 12/15/2018B E	140	153
CIT Group, Inc.,
4.75%, Due 2/15/2015F	300	306
7.00%, Due 5/2/2017F	1,200	1,202
6.625%, Due 4/1/2018F	100	109
5.50%, Due 2/15/2019F	425	437
CKE Holdings, Inc., 10.50%, Due 3/14/2016F G	125	135
CNL Lifestyle Properties, Inc., 7.25%, Due 4/15/2019	250	228
Discover Financial Services, 5.20%, Due 4/27/2022F	200	200
E*Trade Financial Corp.,
7.875%, Due 12/1/2015	235	240
12.50%, Due 11/30/2017G	990	1,152
Eksportfinans ASA, 2.375%, Due 5/25/2016	275	245
HUB International Holdings, Inc.,
9.00%, Due 12/15/2014F	250	254
10.25%, Due 6/15/2015F	1,150	1,175
International Lease Finance Corp.,
5.625%, Due 9/20/2013	160	163
5.65%, Due 6/1/2014	900	919
Marsico Holdings LLC, 10.625%, Due 1/15/2020B F G	200	40
MetLife, Inc., 10.75%, Due 8/1/2069	150	209
Nara Cable Funding Ltd., 8.875%, Due 12/1/2018F	300	275
Nationwide Mutual Insurance Co., 9.375%, Due 8/15/2039F	225	288
Neuberger Berman Group LLC, 5.875%, Due 3/15/2022B F	200	204
Nuveen Investments, Inc.,
5.50%, Due 9/15/2015	485	441
10.50%, Due 11/15/2015	950	980
Offshore Group Investments Ltd
11.50%, Due 8/1/2015	170	186
11.50%, Due 8/1/2015F	470	514
Oppenheimer Holdings, Inc., 8.75%, Due 4/15/2018	400	406
Regions Bank, 7.50%, Due 5/15/2018	250	283
ROC Finance LLC, 12.125%, Due 9/1/2018B F	350	392
Samson Investment Co., 9.75%, Due 2/15/2020F	730	762
Sophia LP, 9.75%, Due 1/15/2019F H	200	215
Synovus Financial Corp.,
5.125%, Due 6/15/2017	895	832
7.875%, Due 2/15/2019	725	768
UPCB Finance VI Ltd., 6.875%, Due 1/15/2022F	200	206
UR Financing Escrow Corp.,
5.75%, Due 7/15/2018F	65	67
7.375%, Due 5/15/2020F	125	131
7.625%, Due 4/15/2022F	395	418
USPI Finance Corp., 9.00%, Due 4/1/2020F	100	105
Western Alliance Bancorp, 10.00%, Due 9/1/2015	220	238
WMG Acquisition Corp.,
9.50%, Due 6/15/2016	225	246

See accompanying notes

American Beacon High Yield Bond FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Par Amount	Fair Value

	(000’s)	(000’s)
11.50%, Due 10/1/2018	$200	$218

		19,373

Industrials - 71.97%
Abengoa Finance SAU, 8.875%, Due 11/1/2017F	400	382
Academy Ltd., 9.25%, Due 8/1/2019F	400	427
Acadia Healthcare Co. Inc, 12.875%, Due 11/1/2018	170	185
Advanced Micro Devices, Inc., 7.75%, Due 8/1/2020	300	331
Affinia Group, Inc., 9.00%, Due 11/30/2014	250	252
Aircastle Ltd., 9.75%, Due 8/1/2018	110	121
Aircastle Ltd., 9.75%, Due 8/1/2018F	180	198
Alcatel-Lucent USA, Inc., 6.45%, Due 3/15/2029	830	608
Alere, Inc., 8.625%, Due 10/1/2018	205	212
Allison Transmission, Inc., 7.125%, Due 5/15/2019F	595	623
Alpha Natural Resources, Inc.,
6.00%, Due 6/1/2019	300	281
6.25%, Due 6/1/2021	200	187
AMC Entertainment, Inc., 9.75%, Due 12/1/2020	160	156
American Petroleum Tankers Parent LLC, 10.25%, Due 5/1/2015B	250	263
Antero Resources Finance Corp., 9.375%, Due 12/1/2017	180	197
Appleton Papers, Inc., 10.50%, Due 6/15/2015F	200	209
ArcelorMittal, 6.25%, Due 2/25/2022	240	244
Arch Coal, Inc.,
7.00%, Due 6/15/2019F	200	179
7.25%, Due 6/15/2021F	200	179
Atkore International, Inc., 9.875%, Due 1/1/2018	470	479
Avaya, Inc., 10.125%, Due 11/1/2015	350	347
Avis Budget Car Rental LLC, 9.75%, Due 3/15/2020B	385	424
Aviv Healthcare Properties LP, 7.75%, Due 2/15/2019F I J	200	206
Basic Energy Services, Inc., 7.125%, Due 4/15/2016	350	355
Belden, Inc., 7.00%, Due 3/15/2017	155	159
Biomet, Inc., 11.625%, Due 10/15/2017	475	515
Boart Longyear Management Property Ltd., 7.00%, Due 4/1/2021F	190	199
Boise Paper Holdings LLC, 9.00%, Due 11/1/2017B	210	234
BreitBurn Energy Partners LP, 7.875%, Due 4/15/2022F H	300	303
Bresnan Broadband Holdings LLC, 8.00%, Due 12/15/2018B F	475	485
Brightstar Corp., 9.50%, Due 12/1/2016F	245	258
Burlington Coat Factory Warehouse Corp., 10.00%, Due 2/15/2019	660	705
Cablevision Systems Corp., 8.625%, Due 9/15/2017	200	220
Caesars Entertainment Operating Co. Inc.,
10.75%, Due 2/1/2016	225	197
11.25%, Due 6/1/2017	800	883
12.75%, Due 4/15/2018	300	255
10.00%, Due 12/15/2018	210	158
Calumet Specialty Products Partners LP, 9.375%, Due 5/1/2019H	300	313
Carmike Cinemas, Inc., 7.375%, Due 5/15/2019F	200	205
Carrizo Oil & Gas, Inc., 8.625%, Due 10/15/2018	300	318
Casella Waste Systems, Inc., 11.00%, Due 7/15/2014	175	188
Catalyst Paper Corp., 11.00%, Due 12/15/2016F K	225	120
CCH II LLC, 13.50%, Due 11/30/2016B	230	260
CCM Merger, Inc., 9.125%, Due 5/1/2019F	125	127
CCO Holdings LLC,
7.25%, Due 10/30/2017B	200	218
6.50%, Due 4/30/2021B	300	314
CDW LLC, 8.50%, Due 4/1/2019B	600	642
CEDC Finance Corp International, Inc., 9.125%, Due 12/1/2016F	650	510
Cemex SAB de CV, 9.00%, Due 1/11/2018F	500	468
Cengage Learning Acquisitions, Inc., 10.50%, Due 1/15/2015F	425	339
CenturyLink, Inc.,
6.45%, Due 6/15/2021	100	104
5.80%, Due 3/15/2022	500	496
Cenveo Corp.,
11.50%, Due 5/15/2017F	460	406

See accompanying notes

American Beacon High Yield Bond FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
8.875%, Due 2/1/2018	$710	$652
CEVA Group plc,
11.625%, Due 10/1/2016F	100	106
8.375%, Due 12/1/2017F	100	100
11.50%, Due 4/1/2018F	200	197
CF Industries Holdings, Inc., 7.125%, Due 5/1/2020	285	341
Chaparral Energy, Inc.,
9.875%, Due 10/1/2020	500	561
8.25%, Due 9/1/2021	510	543
7.625%, Due 11/15/2022F	380	388
CHC Helicopter S.A., 9.25%, Due 10/15/2020F	500	496
Chesapeake Oilfield Operating LLC, 6.625%, Due 11/15/2019B F	300	282
Chester Downs & Marina LLC, 9.25%, Due 2/1/2020B F	375	395
Chrysler Group LLC, 8.00%, Due 6/15/2019B	440	455
Cie Generale de Geophysique - Veritas, 6.50%, Due 6/1/2021	400	412
Cincinnati Bell, Inc.,
8.25%, Due 10/15/2017	100	104
8.75%, Due 3/15/2018	300	281
Clear Channel Communications, Inc.,
10.75%, Due 8/1/2016	225	166
9.00%, Due 3/1/2021	600	543
Clear Channel Worldwide Holdings, Inc.,
9.25%, Due 12/15/2017	350	382
7.625%, Due 3/15/2020F	740	726
Clearwire Communications LLC,
12.00%, Due 12/1/2015B F	240	221
12.00%, Due 12/1/2017B F	320	238
ClubCorp Club Operations, Inc., 10.00%, Due 12/1/2018	400	422
Coleman Cable, Inc., 9.00%, Due 2/15/2018	300	317
Colt Defense LLC, 8.75%, Due 11/15/2017B	245	157
Columbus International, Inc., 11.50%, Due 11/20/2014F	100	109
CommScope, Inc., 8.25%, Due 1/15/2019F	400	427
Community Health Systems, Inc.,
8.875%, Due 7/15/2015	148	153
8.00%, Due 11/15/2019F	300	317
Comstock Resources, Inc., 7.75%, Due 4/1/2019	310	288
Concho Resources, Inc.,
6.50%, Due 1/15/2022	200	211
5.50%, Due 10/1/2022	190	190
Consol Energy, Inc.,
8.00%, Due 4/1/2017	200	211
8.25%, Due 4/1/2020	300	315
Continental Resources, Inc., 5.00%, Due 9/15/2022F	240	244
CRC Health Corp., 10.75%, Due 2/1/2016	400	368
Cricket Communications, Inc., 7.75%, Due 10/15/2020	1,360	1,274
Crown Media Holdings, Inc., 10.50%, Due 7/15/2019	320	347
CSC Holdings LLC, 6.75%, Due 11/15/2021B F	300	311
Cumulus Media Holdings, Inc., 7.75%, Due 5/1/2019	390	369
Dave & Buster’s, Inc., 11.00%, Due 6/1/2018	450	486
Dean Foods Co., 9.75%, Due 12/15/2018	300	335
Del Monte Corp., 7.625%, Due 2/15/2019	500	505
Digicel Group Ltd., 9.125%, Due 1/15/2015F	225	226
DISH DBS Corp., 7.125%, Due 2/1/2016	700	774
DJO Finance LLC.,
8.75%, Due 3/15/2018B F	425	432
7.75%, Due 4/15/2018B	450	366
DynCorp International, Inc., 10.375%, Due 7/1/2017	500	429
eAccess Ltd., 8.25%, Due 4/1/2018F	300	287
Eagle Rock Energy Partners LP, 8.375%, Due 6/1/2019H	300	311
Earthlink, Inc., 8.875%, Due 5/15/2019	420	412
Eileme 2 AB, 11.625%, Due 1/31/2020F	200	206
Emergency Medical Services Corp., 8.125%, Due 6/1/2019	400	410
Endo Pharmaceuticals Holdings, Inc., 7.00%, Due 7/15/2019	300	320

See accompanying notes

American Beacon High Yield Bond FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Energy Partners Ltd., 8.25%, Due 2/15/2018	$470	$476
Energy XXI Gulf Coast, Inc., 9.25%, Due 12/15/2017	1,015	1,113
EnergySolutions Inc. LLC, 10.75%, Due 8/15/2018B	425	441
Entercom Radio LLC, 10.50%, Due 12/1/2019B	210	229
Equinox Holdings, Inc., 9.50%, Due 2/1/2016F	425	456
Euramax International, Inc., 9.50%, Due 4/1/201[6]	200	184
EVERTEC, Inc., 11.00%, Due 10/1/2018	425	461
ExamWorks Group, Inc., 9.00%, Due 7/15/2019F	200	203
Exopack Holding Corp., 10.00%, Due 6/1/2018	300	312
Expro Finance Luxembourg SCA, 8.50%, Due 12/15/2016F	400	388
FAGE Dairy Industry S.A., 9.875%, Due 2/1/2020F	255	238
Felcor Lodging LP, 10.00%, Due 10/1/2014H	165	190
FGI Operating Co. LLC, 7.875%, Due 5/1/2020B F	225	232
First Data Corp.,
10.55%, Due 9/24/2015	400	407
8.25%, Due 1/15/2021F	600	591
12.625%, Due 1/15/2021	250	251
Florida East Coast Railway Corp., 8.125%, Due 2/1/2017	300	308
FMG Resources August 2006 Property Ltd.,
6.00%, Due 4/1/2017F	75	76
6.875%, Due 2/1/2018F	500	514
8.25%, Due 11/1/2019F	100	108
6.875%, Due 4/1/2022F	90	91
Fontainebleau Las Vegas Holdings LLC, 10.25%, Due 6/15/2015B E F K	1,800	1
Forbes Energy Services Ltd., 9.00%, Due 6/15/2019	285	276
Ford Motor Credit Co. LLC,
6.625%, Due 8/15/2017B	650	746
8.125%, Due 1/15/2020B	400	507
5.875%, Due 8/2/2021B	200	226
Freescale Semiconductor, Inc.,
10.125%, Due 3/15/2018F	300	335
9.25%, Due 4/15/2018F	100	110
8.05%, Due 2/1/2020	200	202
10.75%, Due 8/1/2020	200	222
Frontier Communications Corp.,
8.25%, Due 4/15/2017	200	216
8.50%, Due 4/15/2020	400	416
8.75%, Due 4/15/2022	400	420
Gaylord Entertainment Co., 6.75%, Due 11/15/2014	190	191
GCI, Inc., 8.625%, Due 11/15/2019	455	501
General Motors Corp., 8.375%, Due 7/15/2049K	1,570	29
Geo Group, Inc., 6.625%, Due 2/15/2021	300	317
Goodrich Petroleum Corp., 8.875%, Due 3/15/2019	720	696
Goodyear Tire & Rubber Co., 8.25%, Due 8/15/2020	300	317
Gray Television, Inc., 10.50%, Due 6/29/2015	365	383
Grifols, Inc., 8.25%, Due 2/1/2018	400	429
GWR Operating Partnership LLP, 10.875%, Due 4/1/2017J	400	450
Hanger Orthopedic Group, Inc., 7.125%, Due 11/15/2018	170	177
HCA, Inc.,
6.25%, Due 2/15/2013	400	410
9.00%, Due 12/15/2014	250	275
7.19%, Due 11/15/2015	300	310
7.50%, Due 2/15/2022	400	431
5.875%, Due 3/15/2022	200	203
Health Management Associates, Inc., 7.375%, Due 1/15/2020F	300	312
Helix Energy Solutions Group, Inc., 9.50%, Due 1/15/2016F	293	308
Hercules Offshore, Inc.,
7.125%, Due 4/1/2017F	185	185
10.50%, Due 10/15/2017F	275	287
10.25%, Due 4/1/2019F	580	577
Hertz Corp.
6.75%, Due 4/15/2019	400	414
6.75%, Due 4/15/2019F	100	104

See accompanying notes

American Beacon High Yield Bond FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Hilcorp Energy I LP, 8.00%, Due 2/15/2020F H	$200	$219
Horizon Lines LLC,
11.00%, Due 10/15/2016B F	240	232
13.00%, Due 10/15/2016B G	372	347
HSN, Inc., 11.25%, Due 8/1/2016	250	270
Hughes Satellite Systems Corp., 7.625%, Due 6/15/2021	450	488
Hyva Global BV, 8.625%, Due 3/24/2016F	200	169
Ineos Finance plc,
9.00%, Due 5/15/2015F	100	107
8.375%, Due 2/15/2019F	550	590
Ineos Group Holdings Ltd., 8.50%, Due 2/15/2016F	300	293
Integra Telecom Holdings, Inc., 10.75%, Due 4/15/2016F	390	370
Intelsat Jackson Holdings S.A.,
11.25%, Due 6/15/2016	200	210
7.25%, Due 10/15/2020F	200	209
7.500%, Due 4/1/2021	500	525
Intelsat Luxembourg S.A, 11.50%, Due 2/4/2017F G	300	310
Intelsat Luxembourg S.A.,
11.25%, Due 2/4/2017	100	104
11.50%, Due 2/4/2017	175	182
International Automotive Components Group SL, 9.125%, Due 6/1/2018F	200	184
inVentiv Health, Inc., 10.00%, Due 8/15/2018F	655	585
iPayment, Inc., 10.25%, Due 5/15/2018	250	230
Isle of Capri Casinos, Inc.,
7.00%, Due 3/1/2014	520	519
7.75%, Due 3/15/2019	150	155
ITC Deltacom, Inc., 10.50%, Due 4/1/2016	360	385
Jabil Circuit, Inc., 8.25%, Due 3/15/2018	275	320
Jaguar Holding Co. II, 9.50%, Due 12/1/2019F	100	110
Jarden Corp., 7.50%, Due 5/1/2017	165	184
JBS USA LLC,
11.625%, Due 5/1/2014B	200	230
8.25%, Due 2/1/2020B F	650	657
Key Energy Services, Inc., 6.75%, Due 3/1/2021	250	258
Kinove German Bondco GmbH, 9.625%, Due 6/15/2018F	200	208
Kodiak Oil & Gas Corp., 8.125%, Due 12/1/2019F	275	292
Landry’s, Inc., 9.375%, Due 5/1/2020F	275	280
Lawson Software, Inc., 9.375%, Due 4/1/2019F	350	366
Level 3 Financing, Inc.,
4.506%, Due 2/15/2015E	420	406
10.00%, Due 2/1/2018	425	465
8.625%, Due 7/15/2020F	380	398
Libbey Glass, Inc., 10.00%, Due 2/15/2015	320	341
Liberty Tire Recycling, 11.00%, Due 10/1/2016F	525	495
LIN Television Corp., 8.375%, Due 4/15/2018	310	322
Linn Energy LLC,
6.50%, Due 5/15/2019B F	355	357
8.625%, Due 4/15/2020B	900	982
7.75%, Due 2/1/2021B L	230	243
Lions Gate Entertainment, Inc., 10.25%, Due 11/1/2016F	155	171
LyondellBasell Industries N.V., 5.00%, Due 4/15/2019F	245	253
M/I Homes, Inc., 8.625%, Due 11/15/2018	100	100
MacDermid, Inc., 9.50%, Due 4/15/2017F	810	843
Mandalay Resort Group, 7.625%, Due 7/15/2013	500	512
Manitowoc Co. Inc, 8.50%, Due 11/1/2020	150	167
Marina District Finance Co. Inc,
9.50%, Due 10/15/2015	460	447
9.875%, Due 8/15/2018	170	163
Mcron Finance Sub LLC, 8.375%, Due 5/15/2019B F	135	138
MedAssets, Inc., 8.00%, Due 11/15/2018	400	418
Media General, Inc., 11.75%, Due 2/15/2017	200	191
MEMC Electronic Materials, Inc., 7.75%, Due 4/1/2019	225	179
MGM Resorts International,

See accompanying notes

American Beacon High Yield Bond FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
6.625%, Due 7/15/2015	$900	$935
10.00%, Due 11/1/2016	275	309
8.625%, Due 2/1/2019F	105	114
Michaels Stores, Inc., 7.75%, Due 11/1/2018	300	316
Midwest Vanadium Property Ltd., 11.50%, Due 2/15/2018F	200	134
Monitronics International, Inc., 9.125%, Due 4/1/2020F	205	205
Mylan, Inc., 7.875%, Due 7/15/2020F	100	112
National CineMedia LLC, 7.875%, Due 7/15/2021B	100	108
NBTY, Inc., 9.00%, Due 10/1/2018	200	221
NCL Corp Ltd.,
11.75%, Due 11/15/2016	350	407
9.50%, Due 11/15/2018	100	111
NewPage Corp., 11.375%, Due 12/31/2014	300	204
Nexstar Broadcasting Inc., 8.875%, Due 4/15/2017	150	160
NII Capital Corp., 7.625%, Due 4/1/2021	540	502
Nord Anglia Education UK Holdings plc, 10.25%, Due 4/1/2017F	200	206
Norske Skogindustrier ASA, 6.125%, Due 10/15/2015F	750	529
Novelis, Inc., 8.75%, Due 12/15/2020	400	441
NPC International Inc, 10.50%, Due 1/15/2020F	250	275
OnCure Holdings, Inc., 11.75%, Due 5/15/2017	285	183
PBF Holding Co. LLC, 8.25%, Due 2/15/2020B F	250	259
Peabody Energy Corp.,
7.375%, Due 11/1/2016	600	664
6.00%, Due 11/15/2018F	250	254
Petco Animal Supplies, Inc., 9.25%, Due 12/1/2018F	590	649
Petrohawk Energy Corp., 10.50%, Due 8/1/2014	200	222
Petroquest Energy, Inc., 10.00%, Due 9/1/2017	250	258
Pinnacle Entertainment, Inc.,
8.625%, Due 8/1/2017	170	186
7.75%, Due 4/1/2022	185	196
Pinnacle Foods Finance LLC, 9.25%, Due 4/1/2015B	525	538
Plains Exploration & Production Co., 6.125%, Due 6/15/2019	300	303
Prestige Brands, Inc., 8.25%, Due 4/1/2018	605	661
QEP Resources, Inc., 5.375%, Due 10/1/2022	200	200
Quality Distribution LLC, 9.875%, Due 11/1/2018B	250	274
Quicksilver Resources, Inc., 9.125%, Due 8/15/2019	400	386
Quiksilver, Inc., 6.875%, Due 4/15/2015	405	410
QVC, Inc., 7.50%, Due 10/1/2019F	195	215
Qwest Corp., 8.375%, Due 5/1/2016	145	174
Radio One, Inc., 6.00%, Due 5/24/2016G	202	157
Radnet Management, Inc., 10.375%, Due 4/1/2018	350	347
RailAmerica, Inc., 9.25%, Due 7/1/2017	19	20
Regal Cinemas Corp., 8.625%, Due 7/15/2019	275	303
Reliance Intermediate Holdings LP, 9.50%, Due 12/15/2019F H	450	500
Resolute Energy Corp., 8.50%, Due 5/1/2020F	300	302
Revlon Consumer Products Corp., 9.75%, Due 11/15/2015	375	405
Rexel S.A., 6.125%, Due 12/15/2019F	200	203
Reynolds Group Issuer Inc.,
9.25%, Due 5/15/2018E F	900	908
9.00%, Due 4/15/2019F	385	387
9.875%, Due 8/15/2019F	200	209
6.875%, Due 2/15/2021F	300	309
8.50%, Due 2/15/2021F	200	193
Rite Aid Corp., 9.75%, Due 6/12/2016	775	861
Rosetta Resources, Inc., 9.50%, Due 4/15/2018	250	274
Sabine Pass LNG LP,
7.25%, Due 11/30/2013H	325	340
7.50%, Due 11/30/2016H	300	322
Salem Communications Corp., 9.625%, Due 12/15/2016	113	125
SandRidge Energy, Inc., 8.00%, Due 6/1/2018F	800	829
Schaeffler Finance BV, 8.50%, Due 2/15/2019F	200	215
Seagate HDD Cayman, 7.75%, Due 12/15/2018	250	276
Sealed Air Corp.,

See accompanying notes

American Beacon High Yield Bond FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
8.125%, Due 9/15/2019F	$100	$112
8.375%, Due 9/15/2021F	350	397
Select Medical Corp., 7.625%, Due 2/1/2015	200	202
Select Medical Holdings Corp., 1.00%, Due 9/15/2015E	205	194
Shea Homes LP, 8.625%, Due 5/15/2019F H	200	209
Shingle Springs Tribal Gaming Authority, 9.375%, Due 6/15/2015F	200	146
Simmons Foods, Inc., 10.50%, Due 11/1/2017F	350	322
Sinclair Television Group, Inc., 9.25%, Due 11/1/2017F	250	279
Sirius XM Radio, Inc., 8.75%, Due 4/1/2015F	175	199
Sitel LLC,
11.00%, Due 8/1/2017F	100	98
11.50%, Due 4/1/2018B	200	140
Smurfit Kappa Treasury Funding Ltd., 7.50%, Due 11/20/2025	550	550
Spectrum Brands Holdings, Inc., 9.50%, Due 6/15/2018F	205	232
Sprint Capital Corp., 8.75%, Due 3/15/2032	510	432
Sprint Nextel Corp.,
9.125%, Due 3/1/2017F	115	114
8.375%, Due 8/15/2017	1,000	962
9.00%, Due 11/15/2018F	500	551
7.00%, Due 3/1/2020F	100	102
11.50%, Due 11/15/2021F	650	690
Station Casinos, Inc., 6.875%, Due 3/1/2016K	500	-
SunGard Data Systems, Inc.,
10.25%, Due 8/15/2015	100	104
7.625%, Due 11/15/2020	500	533
Swift Services Holdings, Inc., 10.00%, Due 11/15/2018	60	66
Syniverse Holdings, Inc., 9.125%, Due 1/15/2019	420	466
Taminco Global Chemical Corp., 9.75%, Due 3/31/2020F	460	481
Taylor Morrison Communities Inc., 7.75%, Due 4/15/2020F	370	381
Telesat Canada,
6.00%, Due 5/15/2017F	150	150
12.50%, Due 11/1/2017B	425	476
Ticketmaster Entertainment LLC, 10.75%, Due 8/1/2016B	300	322
Titan International, Inc., 7.875%, Due 10/1/2017	460	488
Tomkins LLC, 9.00%, Due 10/1/2018B	300	334
Tower Automotive Holdings USA LLC, 10.625%, Due 9/1/2017B F	250	268
TransUnion LLC, 11.375%, Due 6/15/2018B	100	119
Trimas Corp., 9.75%, Due 12/15/2017	170	189
tw telecom holdings, Inc., 8.00%, Due 3/1/2018	325	356
UCI International, Inc., 8.625%, Due 2/15/2019	200	205
United Rentals North America, Inc., 8.375%, Due 9/15/2020	400	421
Unitymedia Hessen GmbH & Co. KG, 7.50%, Due 3/15/2019F	175	175
Univision Communications, Inc.,
7.875%, Due 11/1/2020F	400	417
8.50%, Due 5/15/2021F	400	395
Vanguard Health Holding Co. II LLC, 7.75%, Due 2/1/2019B F	275	276
Vedanta Resources plc, 8.25%, Due 6/7/2021F	240	228
Verso Paper Holdings LLC, 11.75%, Due 1/15/2019B F	300	322
Visant Corp., 10.00%, Due 10/1/2017	740	701
Viskase Cos., Inc., 9.875%, Due 1/15/2018F	150	158
W&T Offshore, Inc., 8.50%, Due 6/15/2019	395	417
Warner Chilcott Co. LLC, 7.75%, Due 9/15/2018B	200	219
West Corp., 7.875%, Due 1/15/2019	500	533
Western Refining, Inc., 11.25%, Due 6/15/2017F	300	341
Wind Acquisition Finance S.A.,
11.75%, Due 7/15/2017F	700	687
7.25%, Due 2/15/2018F	325	309
Wind Acquisition Holdings Finance S.A., 12.25%, Due 7/15/2017F G	256	223
Windstream Corp., 7.50%, Due 6/1/2022	200	210
WPX Energy, Inc., 6.00%, Due 1/15/2022F	245	238
Wynn Las Vegas LLC, 5.375%, Due 3/15/2022B F	265	260
Xerium Technologies, Inc., 8.875%, Due 6/15/2018	315	263
XM Satellite Radio, Inc., 13.00%, Due 8/1/2014F	250	283

See accompanying notes

American Beacon High Yield Bond FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Par Amount	Fair Value

	(000’s)	(000’s)
Yonkers Racing Corp., 11.375%, Due 7/15/2016F	$275	$296
		108,244
Utilities - 6.75%
AES Corp., 9.75%, Due 4/15/2016	360	425
Atlas Pipeline Partners LP, 8.75%, Due 6/15/2018H	400	431
Calpine Corp.,
7.875%, Due 7/31/2020F	100	109
7.50%, Due 2/15/2021F	700	748
Chesapeake Energy Corp.,
6.625%, Due 8/15/2020	835	813
6.875%, Due 11/15/2020	220	215
6.125%, Due 2/15/2021	295	279
Chesapeake Midstream Partners LP., 6.125%, Due 7/15/2022H	425	409
Clayton Williams Energy, Inc., 7.75%, Due 4/1/2019	300	298
Crosstex Energy LP, 8.875%, Due 2/15/2018H	400	429
Elwood Energy LLC, 8.159%, Due 7/5/2026B	562	571
Energy Future Holdings Corp., 5.55%, Due 11/15/2014	230	164
Energy Future Intermediate Holding Co. LLC, 10.00%, Due 12/1/2020B	430	475
Energy Transfer Equity LP, 7.50%, Due 10/15/2020H	400	443
Enterprise Products Operating LLC, 7.034%, Due 1/15/2068B E	300	322
Genesis Energy LP, 7.875%, Due 12/15/2018H	200	206
GenOn Energy, Inc., 7.625%, Due 6/15/2014	200	204
Holly Energy Partners LP, 6.50%, Due 3/1/2020F H	225	227
Intergen N.V., 9.00%, Due 6/30/2017F	400	411
Martin Midstream Partners LP, 8.875%, Due 4/1/2018H	437	446
NRG Energy, Inc.,
7.625%, Due 5/15/2019	340	335
8.25%, Due 9/1/2020	185	185
7.875%, Due 5/15/2021	385	376
Regency Energy Partners LP,
9.375%, Due 6/1/2016H	146	160
6.50%, Due 7/15/2021H	225	239
Rockies Express Pipeline LLC, 6.85%, Due 7/15/2018B F	60	59
SandRidge Energy, Inc., 9.875%, Due 5/15/2016	400	444
Targa Resources Partners LP, 6.875%, Due 2/1/2021H	200	209
Texas Competitive Electric Holdings Co. LLC,
11.50%, Due 10/1/2020B F	700	434
15.00%, Due 4/1/2021B	300	86
		10,152
Total Corporate Obligations (Cost $135,742)		137,769

SOVEREIGN OBLIGATION - 0.14% (Cost $214)
Argentine Republic Government International Bond, 8.28%, Due 12/31/2033	300	214

	Shares
SHORT-TERM INVESTMENTS - 3.60% (Cost $5,409)
JPMorgan U.S. Government Money Market Fund	5,408,556	5,409

TOTAL INVESTMENTS - 97.44% (Cost 146,381)		146,553
OTHER ASSETS, NET OF LIABILITIES - 2.56%		3,855
TOTAL NET ASSETS - 100.00%		$150,407

Percentages are stated as a percent of net assets.

A Non-income producing security.

B Limited Liability Company.

C Call.

D Put.

See accompanying notes

American Beacon High Yield Bond FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

E The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

F Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $51,448 or 34.20% of net assets. The Fund has no right to demand registration of these securities.

G Is Payment in Kind.

H Limited Partnership.

I REIT - Real Estate Investment Trust.

J Limited Liability Partnership.

K In Default.

L Non-voting participating shares.

See accompanying notes

American Beacon Retirement Income and Appreciation FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Shares	Fair Value

		(000’s)
COMMON STOCK - 5.20%
ENERGY - 0.86%
Energy Equipment & Services - 0.56%
Helmerich & Payne, Inc.	12,000	$617
National Oilwell Varco, Inc.	4,075	309
		926
Oil & Gas - 0.30%
Occidental Petroleum Corp.	5,300	483

Total Energy		1,409

FINANCIALS - 0.43%
Franklin Resources, Inc.	5,550	697

INDUSTRIALS - 0.48%
Dover Corp.	7,000	438
Eaton Corp.	7,300	352
Total Industrials		790

INFORMATION TECHNOLOGY - 2.78%
Communications Equipment - 0.25%
Cisco Systems, Inc.	20,500	413

Internet Software & Services - 0.25%
eBay, Inc.A	10,000	411

IT Consulting & Services - 0.31%
Accenture plc, Class A	7,770	505

Semiconductor Equipment & Products - 0.59%
QUALCOMM, Inc.	15,100	964

Software - 1.38%
CA, Inc.	16,000	423
Microsoft Corp.	12,000	384
Oracle Corp.	17,000	500
SAP AG, ADRB	14,300	947
		2,254
Total Information Technology		4,547

MATERIALS - 0.65%
Barrick Gold Corp.	15,200	614
Rio Tinto plc, ADRB	7,900	443
Total Materials		1,057

Total Common Stock (Cost $ 8,129)		8,500

CONVERTIBLE PREFERRED STOCK - 0.35% (Cost $486)
CONSUMER STAPLES - 0.35%
Bunge Ltd.	6,058	579

PREFERRED STOCK - 1.30%
ENERGY - 0.76%
Apache Corp.	12,850	684
Chesapeake Energy Corp.	150	129
NextEra Energy, Inc.	8,000	431
Total Energy		1,244

FINANCIALS - 0.28%
AMG Capital Trust I	9,146	455

	Shares	Fair Value

		(000’s)
INDUSTRIAL - 0.26%
Stanley Black & Decker, Inc.	3,500	$420

Total Preferred Stock (Cost $2,164)		2,119

	Par Amount

	(000’s)
CORPORATE OBLIGATIONS - 39.46%
Financials - 18.91%
AEGON Funding Co. LLC,
5.75%, Due 12/15/2020C	$250	270
American International Group, Inc.,
4.25%, Due 9/15/2014	800	835
6.40%, Due 12/15/2020	775	890
Aon Corp.,
8.205%, Due 1/1/2027	400	467
Bank of America Corp.,
7.80%, Due 9/15/2016	600	657
7.625%, Due 6/1/2019	1,250	1,441
Bank One Corp.,
4.90%, Due 4/30/2015	250	269
Barclays Bank plc,
3.90%, Due 4/7/2015	290	302
6.75%, Due 5/22/2019	650	748
Bear Stearns Cos. LLC,
7.25%, Due 2/1/2018C	925	1,125
BNP Paribas S.A.,
3.60%, Due 2/23/2016	280	281
Citigroup, Inc.,
1.398%, Due 4/1/2014D	300	294
0.811%, Due 11/5/2014D	300	286
8.50%, Due 5/22/2019	1,250	1,552
Credit Suisse,
5.30%, Due 8/13/2019	350	391
Credit Suisse USA, Inc.,
7.125%, Due 7/15/2032	500	632
Danske Bank A/S,
1.517%, Due 4/14/2014D E	600	583
Deutsche Bank AG,
3.875%, Due 8/18/2014	275	288
Fifth Third Bancorp,
3.625%, Due 1/25/2016	275	292
General Electric Capital Corp.,
0.669%, Due 1/8/2016D	1,145	1,105
5.625%, Due 5/1/2018	250	290
6.00%, Due 8/7/2019	300	355
5.50%, Due 1/8/2020	650	743
Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	475	505
6.25%, Due 9/1/2017	550	598
6.00%, Due 6/15/2020	835	893
HSBC Finance Corp.,
0.717%, Due 1/15/2014D	1,200	1,170
ING Bank N.V.,
5.125%, Due 5/1/2015E	300	302
3.75%, Due 3/7/2017E	1,100	1,087
JPMorgan Chase & Co.,
5.50%, Due 10/15/2040	350	384
JPMorgan Chase Bank NA,
0.804%, Due 6/13/2016D	375	350
Lincoln National Corp.,

See accompanying notes

American Beacon Retirement Income and Appreciation FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Par Amount	Fair Value

	(000’s)	(000’s)
4.75%, Due 2/15/2014	$105	$110
Lloyds TSB Bank plc,
4.375%, Due 1/12/2015E	300	307
4.20%, Due 3/28/2017	675	685
Merrill Lynch & Co. Inc,
6.11%, Due 1/29/2037	275	263
MetLife, Inc.,
6.375%, Due 6/15/2034	400	491
Monumental Global Funding III,
0.667%, Due 1/15/2014D E	300	295
Morgan Stanley,
0.947%, Due 10/15/2015D	900	795
7.30%, Due 5/13/2019	530	569
5.625%, Due 9/23/2019	450	445
National Australia Bank Ltd.,
4.375%, Due 12/10/2020E	250	267
Nordea Bank AB,
4.875%, Due 1/27/2020E	250	270
PNC Funding Corp.,
4.375%, Due 8/11/2020	260	287
Prudential Financial, Inc.,
7.375%, Due 6/15/2019	250	311
Rabobank Nederland,
4.20%, Due 5/13/2014E	200	210
Samson Investment Co.,
9.75%, Due 2/15/2020E	350	365
Simon Property Group LP,
10.35%, Due 4/1/2019F G	300	416
Societe Generale S.A.,
2.20%, Due 9/14/2013E	250	248
1.519%, Due 4/11/2014D E	1,200	1,145
Svenska Handelsbanken AB,
2.875%, Due 4/4/2017	650	661
UBS AG,
5.875%, Due 12/20/2017	950	1,053
UR Financing Escrow Corp.,
7.625%, Due 4/15/2022E	500	529
Wachovia Corp.,
0.837%, Due 10/15/2016D	600	558
5.75%, Due 2/1/2018	1,100	1,283

		30,948

Industrials - 18.28%
Altria Group, Inc.,
4.75%, Due 5/5/2021	300	330
America Movil SAB de CV,
6.375%, Due 3/1/2035	275	333
American Axle & Manufacturing, Inc.,
7.875%, Due 3/1/2017	400	414
American Honda Finance Corp.,
4.625%, Due 4/2/2013E	325	337
2.125%, Due 2/28/2017E	1,000	1,016
3.875%, Due 9/21/2020E	125	132
Anheuser-Busch InBev Worldwide, Inc.,
5.00%, Due 4/15/2020	290	341
8.00%, Due 11/15/2039	100	156
Apache Corp.,
5.10%, Due 9/1/2040	130	143
AT&T, Inc.,
5.50%, Due 2/1/2018	750	885
6.80%, Due 5/15/2036	125	157
6.40%, Due 5/15/2038	325	395
Boeing Co.,

	Par Amount	Fair Value

	(000’s)	(000’s)
1.875%, Due 11/20/2012	$250	$252
BP Capital Markets plc,
3.20%, Due 3/11/2016	280	298
Burlington Northern Santa Fe LLC,
5.75%, Due 3/15/2018C	325	389
5.75%, Due 5/1/2040C	140	163
Calfrac Holdings LP,
7.50%, Due 12/1/2020E G	775	760
Calumet Specialty Products Partners LP,
9.375%, Due 5/1/2019G	400	417
Canadian National Railway Co.,
5.55%, Due 5/15/2018	250	299
Canadian Natural Resources Ltd.,
6.25%, Due 3/15/2038	275	343
Caterpillar Financial Services Corp.,
1.90%, Due 12/17/2012	100	101
4.25%, Due 2/8/2013	250	257
2.75%, Due 6/24/2015	280	295
Comcast Cable Communications Holdings, Inc.,
8.375%, Due 3/15/2013	109	116
Comcast Corp.,
6.55%, Due 7/1/2039	400	496
CSX Corp.,
5.50%, Due 4/15/2041	250	280
CVS Caremark Corp.,
3.25%, Due 5/18/2015	140	149
Daimler Finance North America LLC,
3.00%, Due 3/28/2016C E	150	156
2.95%, Due 1/11/2017C E	300	313
2.40%, Due 4/10/2017C E	450	455
Darling International, Inc.,
8.50%, Due 12/15/2018	202	226
Dean Foods Co.,
9.75%, Due 12/15/2018	400	446
Deutsche Telekom International Finance BV,
4.875%, Due 3/6/2042E	850	801
Dow Chemical Co.,
4.125%, Due 11/15/2021	300	313
EOG Resources, Inc.,
2.50%, Due 2/1/2016	250	260
Equinix, Inc.,
7.00%, Due 7/15/2021	400	437
FMG Resources August 2006 Property Ltd.,
8.25%, Due 11/1/2019E	694	751
France Telecom S.A.,
2.125%, Due 9/16/2015	125	126
Goodyear Tire & Rubber Co.,
7.00%, Due 5/15/2022	500	496
Grifols, Inc.,
8.25%, Due 2/1/2018	150	161
Health Management Associates, Inc.,
7.375%, Due 1/15/2020E	175	182
Hewlett-Packard Co.,
2.20%, Due 12/1/2015	250	253
4.05%, Due 9/15/2022	350	353
iGate Corp.,
9.00%, Due 5/1/2016	300	326
Jabil Circuit, Inc.,
8.25%, Due 3/15/2018	325	379

See accompanying notes

American Beacon Retirement Income and Appreciation FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Par Amount	Fair Value

	(000’s)	(000’s)
Jaguar Land Rover plc,
7.75%, Due 5/15/2018E	$400	$417
8.125%, Due 5/15/2021E	350	366
Jarden Corp.,
7.50%, Due 5/1/2017	30	33
7.50%, Due 1/15/2020	120	131
Johnson Controls, Inc.,
5.00%, Due 3/30/2020	300	343
Kellogg Co.,
4.25%, Due 3/6/2013	250	258
1.875%, Due 11/17/2016	150	153
Liberty Media LLC,
8.25%, Due 2/1/2030C	450	458
McKesson Corp.,
3.25%, Due 3/1/2016	140	151
Meritage Homes Corp.,
7.00%, Due 4/1/2022E	290	294
Norfolk Southern Corp.,
5.75%, Due 4/1/2018	325	389
Northrop Grumman Corp.,
5.05%, Due 8/1/2019	150	172
Petrobras International Finance Co.,
3.875%, Due 1/27/2016	200	209
Petroleos Mexicanos,
6.00%, Due 3/5/2020	300	344
Quest Diagnostics, Inc.,
4.75%, Due 1/30/2020	125	137
Qwest Capital Funding, Inc.,
7.75%, Due 2/15/2031	250	249
Royal Caribbean Cruises Ltd.,
7.50%, Due 10/15/2027	500	504
SABMiller Holdings, Inc.,
4.95%, Due 1/15/2042E	300	319
Seagate HDD Cayman,
6.875%, Due 5/1/2020	350	375
Swift Energy Co.,
7.125%, Due 6/1/2017	375	387
Telefonica Emisiones SAU,
6.421%, Due 6/20/2016	300	309
Thomson Reuters Corp.,
4.70%, Due 10/15/2019	125	140
Time Warner Cable, Inc.,
5.85%, Due 5/1/2017	650	761
Time Warner, Inc.,
4.875%, Due 3/15/2020	150	168
4.75%, Due 3/29/2021	325	363
TransCanada PipeLines Ltd.,
6.10%, Due 6/1/2040	140	179
Triumph Group, Inc.,
8.00%, Due 11/15/2017	300	326
Tyco International Finance S.A.,
3.75%, Due 1/15/2018	275	296
Union Pacific Corp.,
4.163%, Due 7/15/2022	262	288
United Technologies Corp.,
6.125%, Due 7/15/2038	450	562
UnitedHealth Group, Inc.,
3.875%, Due 10/15/2020	250	270
Vale Overseas Ltd.,
4.375%, Due 1/11/2022	325	333
Verizon Communications, Inc.,
5.50%, Due 4/1/2017	250	293
4.60%, Due 4/1/2021	340	385

	Par Amount	Fair Value

	(000’s)	(000’s)
6.90%, Due 4/15/2038	$325	$429
Viacom, Inc.,
4.50%, Due 2/27/2042	550	535
Vodafone Group plc,
6.15%, Due 2/27/2037	375	466
Volkswagen International Finance N.V.,
1.625%, Due 3/22/2015E	650	652
W&T Offshore, Inc.,
8.50%, Due 6/15/2019	775	818
Wal-Mart Stores, Inc.,
7.55%, Due 2/15/2030	350	517
Xerox Corp.,
5.65%, Due 5/15/2013	75	78
8.25%, Due 5/15/2014	150	169
2.95%, Due 3/15/2017	175	179
		29,893
Utilities - 2.27%
Commonwealth Edison Co.,
4.00%, Due 8/1/2020	135	149
Consolidated Edison Co. of New York, Inc.,
5.50%, Due 12/1/2039	300	367
Duke Energy Carolinas LLC,
5.10%, Due 4/15/2018C	250	295
EDF S.A.,
4.60%, Due 1/27/2020E	300	323
FirstEnergy Solutions Corp.,
4.80%, Due 2/15/2015	150	162
MidAmerican Energy Holdings Co.,
6.125%, Due 4/1/2036	275	335
Pacific Gas & Electric Co.,
6.25%, Due 12/1/2013	175	190
3.50%, Due 10/1/2020	250	266
Progress Energy, Inc.,
4.875%, Due 12/1/2019	350	399
Southern Co.,
1.95%, Due 9/1/2016	310	317
Southwestern Electric Power Co.,
3.55%, Due 2/15/2022	600	604
Virginia Electric and Power Co.,
5.40%, Due 4/30/2018	250	300
		3,707
Total Corporate Obligations (Cost $60,888)		64,548

CONVERTIBLE OBLIGATIONS - 11.51%
Basic Materials - 0.68%
Goldcorp, Inc.,
2.00%, Due 8/1/2014	225	258
Newmont Mining Corp.,
1.25%, Due 7/15/2014	425	520
1.625%, Due 7/15/2017	264	336
		1,114
Communications - 1.87%
Anixter International, Inc.,
1.00%, Due 2/15/2013	610	731
Nuance Communications, Inc.,
2.75%, Due 11/1/2031E	260	291
Omnicom Group, Inc.,
0.00%, Due 7/1/2038	400	440
priceline.com, Inc.,
1.00%, Due 3/15/2018E	425	470

See accompanying notes

American Beacon Retirement Income and Appreciation FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Par Amount	Fair Value

	(000’s)	(000’s)
Symantec Corp.,
1.00%, Due 6/15/2013	$660	$702
TIBCO Software, Inc.,
2.25%, Due 5/1/2032E	415	421
		3,055

Energy - 0.40%
Chesapeake Energy Corp.,
2.75%, Due 11/15/2035	700	649

Financials - 0.19%
Leucadia National Corp.,
3.75%, Due 4/15/2014	250	303

Industrials - 2.36%
Danaher Corp.,
0.01%, Due 1/22/2021	245	386
Liberty Media LLC,
3.125%, Due 3/30/2023C	725	868
3.25%, Due 3/15/2031C	425	371
Navistar International Corp.,
3.00%, Due 10/15/2014	314	324
Steel Dynamics, Inc.,
5.125%, Due 6/15/2014	284	307
Teleflex, Inc.,
3.875%, Due 8/1/2017	700	829
Trinity Industries, Inc.,
3.875%, Due 6/1/2036	400	421
Tyson Foods, Inc.,
3.25%, Due 10/15/2013	300	360
		3,866

Pharmaceuticals - 1.82%
Endo Pharmaceuticals Holdings, Inc.,
1.75%, Due 4/15/2015	250	329
Gilead Sciences, Inc.,
1.00%, Due 5/1/2014	350	443
1.625%, Due 5/1/2016	885	1,170
Teva Pharmaceutical Finance Co. LLC,
0.25%, Due 2/1/2026C	950	1,031
		2,973

Technology - 4.19%
Electronic Arts, Inc.,
0.75%, Due 7/15/2016E	425	391
EMC Corp.,
1.75%, Due 12/1/2013	700	1,245
Intel Corp.,
3.25%, Due 8/1/2039	625	874
Lam Research Corp.,
0.50%, Due 5/15/2016E	150	149
1.25%, Due 5/15/2018E	683	683
Linear Technology Corp.,
3.00%, Due 5/1/2027	875	919
Microsoft Corp.,
0.000%, Due 6/15/2013E	600	654
SanDisk Corp.,
1.50%, Due 8/15/2017	1,025	1,062
Xilinx, Inc.,
2.625%, Due 6/15/2017	525	704
3.125%, Due 3/15/2037	150	191
		6,872
Total Convertible Obligations (Cost $17,227)		18,832

	Par Amount	Fair Value

	(000’s)	(000’s)
OTHER GOVERNMENT OBLIGATIONS - 0.36%
Province of Ontario Canada,
4.10%, Due 6/16/2014	$300	$322
3.15%, Due 12/15/2017	250	270
Total Other Government Obligations (Cost $549)		592

U.S. AGENCY OBLIGATION - 0.19% (Cost $300)
Private Export Funding Corp.,
2.125%, Due 7/15/2016	300	315

ASSET-BACKED SECURITIES - 1.03%
Ally Master Owner Trust,
0.890%, Due 6/15/2015, 2011-5 AD	650	651
Ford Credit Floorplan Master Owner Trust,
1.790%, Due 9/15/2014, 2009-2 AD	800	805
Harley-Davidson Motorcycle Trust,
1.87%, Due 2/15/2014, 2009-4 A3	32	32
Volkswagen Auto Loan Enhanced Trust,
6.24%, Due 7/20/2015, 2008-2 A4A	195	198
Total Asset-Backed Securities (Cost $1,685)		1,686

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 3.12%
Banc of America Merrill Lynch
Commercial Mortgage, Inc.,
5.317%, Due 9/10/2047, 2006-5 A2	229	230
5.634%, Due 4/10/2049, 2007-2 A2	247	252
GS Mortgage Securities Corp II,
4.607%, Due 7/10/2039, 2005- GG4 A3	140	139
3.849%, Due 12/10/2043, 2010- C2 A1E	629	676
3.645%, Due 3/10/2044, 2011- GC3 A2E	750	802
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.678%, Due 7/15/2042, 2005- LDP2 A3A	152	155
3.853%, Due 6/15/2043, 2010- C1 A1E .	529	561
4.388%, Due 2/15/2046, 2011- C3 A3E .	650	711
5.925%, Due 2/12/2049, 2007- CB19 A4	400	456
5.629%, Due 2/12/2051, 2007- CB20 A2	385	388
LB-UBS Commercial Mortgage Trust,
5.424%, Due 2/15/2040, 2007- C1 A4 .	450	509
Wachovia Bank Commercial Mortgage Trust,
5.922%, Due 6/15/2049, 2007- C32 A2	221	225
Total Non-Agency Mortgage-Backed Obligations (Cost $4,825)		5,104

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 22.66%
Federal Home Loan Mortgage Corporation
5.00%, Due 2/1/2021	315	341
4.50%, Due 4/1/2021	324	348
5.00%, Due 9/1/2035	994	1,076

See accompanying notes

American Beacon Retirement Income and Appreciation FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Par Amount	Fair Value

	(000’s)	(000’s)
5.50%, Due 4/1/2037	$299	$326
5.00%, Due 3/1/2038	517	559
5.50%, Due 5/1/2038	364	397
0.640%, Due 12/15/2040D	1,565	1,564
4.00%, Due 1/1/2041	1,571	1,660
4.50%, Due 2/1/2041	1,622	1,734
		8,005
Federal National Mortgage Association
3.50%, Due 1/1/2026	406	429
6.50%, Due 7/1/2032	176	202
5.50%, Due 6/1/2033	336	370
4.50%, Due 9/1/2034	193	207
5.50%, Due 12/1/2035	400	440
5.00%, Due 2/1/2036	320	347
5.50%, Due 4/1/2036	556	611
5.50%, Due 2/1/2037	396	433
6.00%, Due 9/1/2037	245	272
6.00%, Due 1/1/2038	371	411
4.50%, Due 1/1/2040	1,186	1,271
4.00%, Due 9/1/2040	888	940
4.00%, Due 1/1/2041	2,631	2,786
		8,719
Government National Mortgage Association
6.00%, Due 2/15/2033	442	503
5.50%, Due 4/15/2033	571	642
5.00%, Due 5/15/2033	403	448
1.692%, Due 11/16/2035, 2010-148 A .	302	305
2.989%, Due 3/16/2039, 2010-71 AC	704	727
2.17%, Due 4/16/2041, 2012 44 A	3,000	3,058
2.70%, Due 4/16/2043, 2011-109 AB	2,965	3,084
2.543%, Due 9/16/2044, 2011-96 AC	2,546	2,636
3.20%, Due 11/16/2044, 2011-92 B	2,900	3,056
2.351%, Due 6/16/2050, 2010-100 A	1,415	1,441
		15,900
National Credit Union Administration
0.641%, Due 3/11/2020, 2011 R3 1AD	2,144	2,148
0.691%, Due 10/7/2020, 2010 R1 1AD	2,282	2,286
		4,434
Total U.S. Agency Mortgage-Backed Obligations (Cost $35,603)		37,058

U.S. TREASURY OBLIGATIONS - 13.64%
U.S. Treasury Bonds
6.25%, Due 8/15/2023	1,300	1,846
6.875%, Due 8/15/2025	250	380
5.25%, Due 11/15/2028	550	745
4.75%, Due 2/15/2037	420	554
4.50%, Due 8/15/2039	910	1,163
3.125%, Due 2/15/2042	700	702
		5,390
U.S. Treasury Notes
1.875%, Due 2/28/2014	2,900	2,985
2.625%, Due 7/31/2014	2,600	2,735
2.50%, Due 3/31/2015+	3,500	3,712
3.125%, Due 10/31/2016	1,200	1,328
0.875%, Due 1/31/2017	1,200	1,206
1.25%, Due 1/31/2019	1,000	1,000
3.625%, Due 2/15/2020	1,325	1,535
2.00%, Due 2/15/2022	2,400	2,418
		16,919

	Par Amount	Fair Value

	(000’s)	(000’s)
Total U.S. Treasury Obligations (Cost $21,161)		$22,309

	Shares
SHORT-TERM INVESTMENTS - 0.58% (Cost $945)
JPMorgan U.S. Government Money Market Fund	945,097	945
TOTAL INVESTMENTS - 99.40% (Cost $153,962)		162,587
OTHER ASSETS, NET OF LIABILITIES - 0.60%		985
TOTAL NET ASSETS - 100.00%		$163,572

A Non-income producing security.

B ADR - American Depositary Receipt.

C Limited Liability Company.

D The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

E Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $18,691 or 11.43% of net assets. The Fund has no right to demand registration of these securities.

F REIT - Real Estate Investment Trust.

G Limited Partnership.

See accompanying notes

American Beacon Intermediate Bond FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
CORPORATE OBLIGATIONS - 45.05%
Financials - 20.43%
AEGON Funding Co. LLC, 5.75%, Due 12/15/2020A	$400	$432
American Express Co., 8.15%, Due 3/19/2038	325	497
American Express Credit Corp., 5.125%, Due 8/25/2014	1,540	1,671
American International Group, Inc.,
4.25%, Due 9/15/2014	600	626
6.40%, Due 12/15/2020	800	919
Bank of America Corp.,
6.50%, Due 8/1/2016	845	924
7.80%, Due 9/15/2016	700	766
7.625%, Due 6/1/2019	1,200	1,383
5.70%, Due 1/24/2022	2,000	2,100
Bank of New York Mellon Corp.,
1.50%, Due 1/31/2014	475	480
4.30%, Due 5/15/2014	815	872
Bank One Corp., 4.90%, Due 4/30/2015	500	538
Barclays Bank plc,
3.90%, Due 4/7/2015	380	395
6.75%, Due 5/22/2019	650	748
Bear Stearns Cos. LLC, 7.25%, Due 2/1/2018A	2,145	2,609
BNP Paribas S.A., 3.60%, Due 2/23/2016	400	402
Canadian Imperial Bank of Commerce, 1.45%, Due 9/13/2013	1,285	1,300
Capital One Financial Corp., 2.125%, Due 7/15/2014	845	850
Citigroup, Inc.,
1.398%, Due 4/1/2014B	400	393
0.811%, Due 11/5/2014B	380	363
6.01%, Due 1/15/2015	570	617
4.45%, Due 1/10/2017	1,000	1,045
6.125%, Due 11/21/2017	980	1,087
8.50%, Due 5/22/2019	1,650	2,050
5.875%, Due 1/30/2042	500	532
CNA Financial Corp., 7.35%, Due 11/15/2019	210	249
Credit Suisse, 5.30%, Due 8/13/2019	425	474
Credit Suisse USA, Inc., 7.125%, Due 7/15/2032	500	632
Danske Bank A/S, 1.517%, Due 4/14/2014B C	780	758
Deutsche Bank AG, 3.875%, Due 8/18/2014	400	419
Fifth Third Bancorp, 3.625%, Due 1/25/2016	400	424
General Electric Capital Corp.,
0.669%, Due 1/8/2016B	1,300	1,255
5.625%, Due 5/1/2018	1,835	2,127
6.00%, Due 8/7/2019	350	414
5.50%, Due 1/8/2020	800	915
5.30%, Due 2/11/2021	240	264
4.65%, Due 10/17/2021	3,000	3,262
5.875%, Due 1/14/2038	745	833
Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	800	851
6.25%, Due 9/1/2017	800	870
5.95%, Due 1/18/2018	660	712
6.00%, Due 6/15/2020	490	524
5.75%, Due 1/24/2022	500	522
HCP, Inc., 5.375%, Due 2/1/2021	500	551
Health Care REIT, Inc.,
3.625%, Due 3/15/2016D	565	578
5.25%, Due 1/15/2022D	345	365
HSBC Finance Corp., 0.717%, Due 1/15/2014B	1,250	1,218
ING Bank N.V.,
5.125%, Due 5/1/2015C	250	252
3.75%, Due 3/7/2017C	1,500	1,482
JPMorgan Chase & Co.,
3.45%, Due 3/1/2016	1,320	1,382

See accompanying notes

American Beacon Intermediate Bond FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
3.15%, Due 7/5/2016	$2,000	$2,073
5.50%, Due 10/15/2040	425	467
JPMorgan Chase Bank NA, 0.804%, Due 6/13/2016B	480	448
KeyCorp, 5.10%, Due 3/24/2021	235	264
Liberty Mutual Group, Inc., 5.00%, Due 6/1/2021C	390	394
Lincoln National Corp., 4.75%, Due 2/15/2014	50	52
Lloyds TSB Bank plc,
4.375%, Due 1/12/2015C	375	384
4.20%, Due 3/28/2017	800	812
6.375%, Due 1/21/2021	260	281
Merrill Lynch & Co. Inc,
6.40%, Due 8/28/2017	940	1,016
6.50%, Due 7/15/2018	520	568
6.11%, Due 1/29/2037	360	344
MetLife, Inc.,
5.00%, Due 11/24/2013	620	659
6.375%, Due 6/15/2034	500	614
Monumental Global Funding III, 0.667%, Due 1/15/2014B C	375	368
Morgan Stanley,
2.066%, Due 1/24/2014B C	2,000	1,935
0.947%, Due 10/15/2015B C	1,180	1,042
7.30%, Due 5/13/2019	370	397
5.625%, Due 9/23/2019	600	593
National Australia Bank Ltd., 4.375%, Due 12/10/2020C	425	454
Nordea Bank AB, 4.875%, Due 1/27/2020C	450	485
PNC Funding Corp.,
4.25%, Due 9/21/2015	845	924
4.375%, Due 8/11/2020	410	452
3.30%, Due 3/8/2022	690	698
Prudential Financial, Inc., 7.375%, Due 6/15/2019	450	560
Rabobank Nederland,
4.20%, Due 5/13/2014C	600	631
2.125%, Due 10/13/2015	815	822
Royal Bank of Canada, 1.15%, Due 3/13/2015	550	551
Simon Property Group LP,
5.75%, Due 12/1/2015D E	180	203
2.80%, Due 1/30/2017D E	530	547
10.35%, Due 4/1/2019D E	375	520
Societe Generale S.A.,
2.20%, Due 9/14/2013C	450	447
1.519%, Due 4/11/2014B C	900	859
State Street Corp.,
4.30%, Due 5/30/2014	285	305
2.875%, Due 3/7/2016	1,225	1,290
SunTrust Banks, Inc., 3.50%, Due 1/20/2017	1,160	1,190
Svenska Handelsbanken AB, 2.875%, Due 4/4/2017	800	813
Travelers Property Casualty Corp., 5.00%, Due 3/15/2013	805	833
UBS AG, 5.875%, Due 12/20/2017	1,200	1,330
US Bancorp, 2.20%, Due 11/15/2016	2,040	2,100
Wachovia Corp.,
0.837%, Due 10/15/2016B	750	698
5.75%, Due 2/1/2018	2,325	2,712
Westpac Banking Corp., 2.25%, Due 11/19/2012	845	853
Willis North America, Inc., 6.20%, Due 3/28/2017	280	316
		78,236
Industrials - 21.29%
Altria Group, Inc.,
9.70%, Due 11/10/2018	375	509
4.75%, Due 5/5/2021	390	429
America Movil SAB de CV, 6.375%, Due 3/1/2035	375	455
American Honda Finance Corp.,
4.625%, Due 4/2/2013C	250	259

See accompanying notes

American Beacon Intermediate Bond FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
2.125%, Due 2/28/2017C	$1,000	$1,015
3.875%, Due 9/21/2020C	225	237
Analog Devices, Inc., 3.00%, Due 4/15/2016	635	674
Anheuser-Busch InBev Worldwide, Inc.,
5.00%, Due 4/15/2020	380	447
8.00%, Due 11/15/2039	175	272
Apache Corp.,
3.25%, Due 4/15/2022	495	511
5.10%, Due 9/1/2040	200	220
Applied Materials, Inc., 2.65%, Due 6/15/2016	720	755
AT&T, Inc.,
5.10%, Due 9/15/2014	1,665	1,828
5.50%, Due 2/1/2018	975	1,150
6.80%, Due 5/15/2036	225	282
6.40%, Due 5/15/2038	200	243
5.35%, Due 9/1/2040	283	309
5.55%, Due 8/15/2041	1,000	1,142
Baxter International, Inc., 1.85%, Due 1/15/2017	590	603
Becton Dickinson and Co., 3.25%, Due 11/12/2020	475	501
BHP Billiton Finance USA Ltd., 1.125%, Due 11/21/2014	415	418
Boeing Co., 1.875%, Due 11/20/2012	400	403
BP Capital Markets plc,
3.20%, Due 3/11/2016	1,530	1,630
3.561%, Due 11/1/2021	325	340
Burlington Northern Santa Fe LLC,
5.75%, Due 3/15/2018A	600	718
7.95%, Due 8/15/2030A	245	338
5.75%, Due 5/1/2040A	190	221
Cameron International Corp., 6.375%, Due 7/15/2018	225	268
Canadian National Railway Co., 5.55%, Due 5/15/2018	400	479
Canadian Natural Resources Ltd.,
3.45%, Due 11/15/2021	555	573
6.25%, Due 3/15/2038	360	449
Caterpillar Financial Services Corp.,
1.90%, Due 12/17/2012	100	101
4.25%, Due 2/8/2013	250	257
6.125%, Due 2/17/2014	1,160	1,274
2.75%, Due 6/24/2015	380	400
CBS Corp., 3.375%, Due 3/1/2022	2,255	2,219
Cellco Partnership, 8.50%, Due 11/15/2018	460	633
Cliffs Natural Resources, Inc., 4.875%, Due 4/1/2021	280	295
Coca-Cola Co., 0.75%, Due 11/15/2013	1,115	1,118
Comcast Cable Communications Holdings, Inc., 8.375%, Due 3/15/2013	128	137
Comcast Corp.,
6.30%, Due 11/15/2017	465	564
5.875%, Due 2/15/2018	235	279
6.55%, Due 7/1/2039	500	620
Cooper US, Inc.,
2.375%, Due 1/15/2016	480	494
3.875%, Due 12/15/2020	315	343
Covidien International Finance S.A., 2.80%, Due 6/15/2015	845	882
CSX Corp., 5.50%, Due 4/15/2041	425	476
CVS Caremark Corp., 3.25%, Due 5/18/2015	190	202
Daimler Finance North America LLC,
3.00%, Due 3/28/2016A C	190	198
2.95%, Due 1/11/2017A C	2,400	2,503
Deutsche Telekom International Finance BV, 4.875%, Due 3/6/2042C	850	801
DIRECTV Holdings LLC,
3.50%, Due 3/1/2016A	1,025	1,082
6.35%, Due 3/15/2040A	145	161
Dow Chemical Co.,
7.60%, Due 5/15/2014	440	496
4.25%, Due 11/15/2020	430	456

See accompanying notes

American Beacon Intermediate Bond FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
4.125%, Due 11/15/2021	$400	$417
Eaton Corp., 5.60%, Due 5/15/2018	380	451
Ecolab, Inc., 2.375%, Due 12/8/2014	310	321
Enterprise Products Operating LLC,
5.65%, Due 4/1/2013A	555	578
6.125%, Due 10/15/2039A	350	403
EOG Resources, Inc., 2.50%, Due 2/1/2016	425	443
Express Scripts, Inc., 6.25%, Due 6/15/2014	610	671
France Telecom S.A.,
4.375%, Due 7/8/2014	385	410
2.125%, Due 9/16/2015	225	228
Freeport-McMoRan Copper & Gold, Inc., 3.55%, Due 3/1/2022	885	874
Genzyme Corp., 5.00%, Due 6/15/2020	235	276
Gilead Sciences, Inc., 2.40%, Due 12/1/2014	875	906
Halliburton Co., 3.25%, Due 11/15/2021	355	368
Hewlett-Packard Co.,
2.20%, Due 12/1/2015	425	430
4.05%, Due 9/15/2022	350	353
Husky Energy, Inc.,
5.90%, Due 6/15/2014	500	549
3.95%, Due 4/15/2022	690	716
Intel Corp., 3.30%, Due 10/1/2021	315	333
John Deere Capital Corp., 4.90%, Due 9/9/2013	700	741
Johnson Controls, Inc.,
1.75%, Due 3/1/2014	1,475	1,500
5.00%, Due 3/30/2020	480	549
Kellogg Co.,
4.25%, Due 3/6/2013	250	258
1.875%, Due 11/17/2016	200	203
Koninklijke Philips Electronics N.V., 5.75%, Due 3/11/2018	955	1,125
Lorillard Tobacco Co., 8.125%, Due 6/23/2019	255	318
Marathon Oil Corp., 6.00%, Due 10/1/2017	475	560
McKesson Corp., 3.25%, Due 3/1/2016	200	216
Medtronic, Inc., 3.00%, Due 3/15/2015	1,855	1,976
Molson Coors Brewing Co., 3.50%, Due 5/1/2022	140	141
Norfolk Southern Corp., 5.75%, Due 4/1/2018	300	359
Northrop Grumman Corp., 5.05%, Due 8/1/2019	200	229
Novartis Capital Corp., 2.90%, Due 4/24/2015	1,255	1,336
ONEOK Partners LP, 6.125%, Due 2/1/2041E	500	574
PepsiCo, Inc., 2.50%, Due 5/10/2016	1,005	1,059
Petrobras International Finance Co.,
3.875%, Due 1/27/2016	300	314
3.50%, Due 2/6/2017	340	349
5.375%, Due 1/27/2021	500	549
6.875%, Due 1/20/2040	110	133
Petroleos Mexicanos, 6.00%, Due 3/5/2020	375	430
Phillips 66,
1.95%, Due 3/5/2015C	380	384
4.30%, Due 4/1/2022C	750	782
Pride International, Inc., 6.875%, Due 8/15/2020	305	376
Quest Diagnostics, Inc., 4.75%, Due 1/30/2020	225	246
Rio Tinto Finance USA Ltd., 2.50%, Due 5/20/2016	815	847
Rogers Communications, Inc., 5.50%, Due 3/15/2014	430	465
SABMiller Holdings, Inc.,
3.75%, Due 1/15/2022C	2,000	2,079
4.95%, Due 1/15/2042C	400	425
Sanofi,
1.625%, Due 3/28/2014	1,285	1,312
4.00%, Due 3/29/2021	495	549
Spectra Energy Capital LLC,
5.668%, Due 8/15/2014A	320	349
5.65%, Due 3/1/2020A	265	302
Spectra Energy Partners LP, 4.60%, Due 6/15/2021E	235	249

See accompanying notes

American Beacon Intermediate Bond FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Par Amount	Fair Value

	(000’s)	(000’s)
Teck Resources Ltd., 6.00%, Due 8/15/2040	$205	$220
Telecom Italia Capital S.A., 6.999%, Due 6/4/2018	150	157
Telefonica Emisiones SAU,
3.992%, Due 2/16/2016	255	247
6.421%, Due 6/20/2016	450	463
Teva Pharmaceutical Finance II, 3.00%, Due 6/15/2015	910	957
Thomson Reuters Corp., 4.70%, Due 10/15/2019	225	252
Time Warner Cable, Inc.,
5.85%, Due 5/1/2017	800	937
6.75%, Due 7/1/2018	615	751
Time Warner, Inc.,
4.875%, Due 3/15/2020	290	325
4.75%, Due 3/29/2021	350	390
Toyota Motor Credit Corp., 2.05%, Due 1/12/2017	1,365	1,399
TransCanada PipeLines Ltd.,
7.625%, Due 1/15/2039	470	683
6.10%, Due 6/1/2040	290	371
Tyco Electronics Group S.A.,
1.60%, Due 2/3/2015	575	577
6.55%, Due 10/1/2017	225	269
Tyco International Finance S.A., 3.75%, Due 1/15/2018	400	431
Union Pacific Corp., 4.163%, Due 7/15/2022	481	528
United Technologies Corp., 6.125%, Due 7/15/2038	600	749
UnitedHealth Group, Inc.,
4.875%, Due 2/15/2013	650	672
3.875%, Due 10/15/2020	425	460
Vale Overseas Ltd., 4.375%, Due 1/11/2022	400	410
Valero Energy Corp.,
9.375%, Due 3/15/2019	170	225
6.625%, Due 6/15/2037	205	222
Verizon Communications, Inc.,
5.50%, Due 4/1/2017	500	587
4.60%, Due 4/1/2021	280	317
3.50%, Due 11/1/2021	200	209
6.90%, Due 4/15/2038	500	659
Viacom, Inc., 4.50%, Due 2/27/2042	500	486
Vodafone Group plc,
1.625%, Due 3/20/2017	1,015	1,011
6.15%, Due 2/27/2037	360	448
Volkswagen International Finance N.V., 1.625%, Due 3/22/2015C	850	853
Wal-Mart Stores, Inc., 7.55%, Due 2/15/2030	400	591
Xerox Corp.,
5.65%, Due 5/15/2013	50	52
8.25%, Due 5/15/2014	190	214
4.25%, Due 2/15/2015	500	533
2.95%, Due 3/15/2017	175	179

		81,514

Utilities - 3.33%
Columbus Southern Power Co., 5.50%, Due 3/1/2013	640	664
Commonwealth Edison Co., 4.00%, Due 8/1/2020	190	209
Consolidated Edison Co. of New York, Inc., 5.50%, Due 12/1/2039	350	428
Duke Energy Carolinas LLC, 5.10%, Due 4/15/2018A	400	473
Duke Energy Indiana, Inc., 6.05%, Due 6/15/2016	450	525
EDF S.A., 4.60%, Due 1/27/2020C	580	624
Energy Transfer Partners LP,
8.50%, Due 4/15/2014E	485	545
9.00%, Due 4/15/2019E	300	375
Exelon Generation Co. LLC,
5.20%, Due 10/1/2019A	350	394
6.25%, Due 10/1/2039A	365	423
FirstEnergy Solutions Corp., 4.80%, Due 2/15/2015	175	189
MidAmerican Energy Holdings Co., 6.125%, Due 4/1/2036	375	457

See accompanying notes

American Beacon Intermediate Bond FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Par Amount	Fair Value

	(000’s)	(000’s)
National Rural Utilities Cooperative Finance Corp.,
1.125%, Due 11/1/2013	$485	$489
5.45%, Due 4/10/2017	500	585
Pacific Gas & Electric Co.,
6.25%, Due 12/1/2013	150	163
3.50%, Due 10/1/2020	450	478
Progress Energy, Inc.,
4.875%, Due 12/1/2019	450	514
4.40%, Due 1/15/2021	1,000	1,117
Sempra Energy, 6.50%, Due 6/1/2016	565	672
Southern Co., 1.95%, Due 9/1/2016	380	389
Southwestern Electric Power Co., 3.55%, Due 2/15/2022	800	806
Union Electric Co., 6.70%, Due 2/1/2019	510	635
Virginia Electric and Power Co., 5.40%, Due 4/30/2018	400	480
Westar Energy, Inc., 6.00%, Due 7/1/2014	200	219
Xcel Energy, Inc., 5.613%, Due 4/1/2017	781	904
		12,757
Total Corporate Obligations (Cost $163,167)		172,507

OTHER GOVERNMENT OBLIGATIONS - 0.22%
Province of Ontario Canada,
4.10%, Due 6/16/2014	350	375
3.15%, Due 12/15/2017	425	459
Total Other Government Obligations (Cost $774)		834

U.S. AGENCY OBLIGATIONS - 0.11% (Cost $400)
Private Export Funding Corp., 2.125%, Due 7/15/2016	400	420

ASSET-BACKED SECURITIES - 1.81%
Ally Master Owner Trust, 0.890%, Due 6/15/2015, 2011-5 AB	750	751
CNH Equipment Trust,
1.17%, Due 5/15/2015, 2010-C A3	504	506
2.04%, Due 10/17/2016, 2011-A A4	470	484
0.94%, Due 5/15/2017, 2012 A A3	830	832
Ford Credit Floorplan Master Owner Trust, 1.790%, Due 9/15/2014, 2009-2 AB	2,400	2,414
Harley-Davidson Motorcycle Trust, 1.87%, Due 2/15/2014, 2009-4 A3	38	38
Honda Auto Receivables Owner Trust, 3.30%, Due 9/15/2015, 2009-3 A4	385	390
Hyundai Auto Receivables Trust, 3.15%, Due 3/15/2016, 2009-A A4	220	225
John Deere Owner Trust, 3.96%, Due 5/16/2016, 2009-A A4	326	327
Nissan Master Owner Trust Receivables, 1.390%, Due 1/15/2015, 2010-AA AB C	750	756
Volkswagen Auto Loan Enhanced Trust, 6.24%, Due 7/20/2015, 2008-2 A4A	195	198
Total Asset-Backed Securities (Cost $6,906)		6,921

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 2.67%
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
5.317%, Due 9/10/2047, 2006-5 A2	323	324
5.634%, Due 4/10/2049, 2007-2 A2	322	329
Bear Stearns Commercial Mortgage Securities,
5.201%, Due 12/11/2038, 2006-PW14 A4	790	888
5.54%, Due 9/11/2041, 2006-PW13 A4	1,285	1,461
4.831%, Due 7/11/2042, 2004-PWR5 A4	606	623
GS Mortgage Securities Corp II,
4.607%, Due 7/10/2039, 2005-GG4 A3	196	196
3.679%, Due 8/10/2043, 2010-C1 A1C	545	582
3.849%, Due 12/10/2043, 2010-C2 A1C	774	832
3.645%, Due 3/10/2044, 2011-GC3 A2C	750	802
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.678%, Due 7/15/2042, 2005-LDP2 A3A	214	217
3.853%, Due 6/15/2043, 2010-C1 A1C	721	765
4.388%, Due 2/15/2046, 2011-C3 A3C	800	875
4.625%, Due 3/15/2046, 2005-LDP1 A2	189	192

See accompanying notes

American Beacon Intermediate Bond FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
5.925%, Due 2/12/2049, 2007-CB19 A4	$550	$627
5.629%, Due 2/12/2051, 2007-CB20 A2	524	529
LB-UBS Commercial Mortgage Trust, 5.424%, Due 2/15/2040, 2007-C1 A4	550	622
Wachovia Bank Commercial Mortgage Trust, 5.922%, Due 6/15/2049, 2007-C32 A2	349	355
Total Non-Agency Mortgage-Backed Obligations (Cost $9,364)		10,219

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 34.20%
Federal Home Loan Mortgage Corporation - 6.88%
4.50%, Due 3/1/2019	184	196
5.00%, Due 10/1/2020	446	483
5.00%, Due 8/1/2033	285	309
5.50%, Due 2/1/2034	361	396
6.00%, Due 8/1/2034	181	202
5.00%, Due 8/1/2035	198	215
5.00%, Due 9/1/2035	497	538
5.50%, Due 4/1/2037	299	326
5.00%, Due 3/1/2038	380	411
5.50%, Due 5/1/2038	455	496
5.50%, Due 6/1/2038	313	341
5.00%, Due 1/1/2039	3,973	4,296
4.00%, Due 10/1/2039	5,077	5,362
5.00%, Due 4/1/2040	3,504	3,824
4.50%, Due 8/1/2040	2,760	2,948
0.640%, Due 12/15/2040 B	2,086	2,085
4.00%, Due 1/1/2041	1,483	1,568
4.50%, Due 2/1/2041	1,217	1,301
3.50%, Due 3/1/2042	1,022	1,062
		26,359
Federal National Mortgage Association - 20.58%
6.50%, Due 2/1/2017	74	83
5.00%, Due 12/1/2017	248	270
4.50%, Due 9/1/2018	516	556
4.00%, Due 8/1/2020	118	126
4.50%, Due 3/1/2025	2,467	2,679
4.50%, Due 5/1/2025	119	128
4.50%, Due 6/1/2025	1,572	1,689
3.50%, Due 1/1/2026	487	515
4.00%, Due 5/1/2026	341	364
5.00%, Due 3/1/2034	381	414
5.50%, Due 6/1/2034	214	236
4.50%, Due 9/1/2034	129	138
5.00%, Due 2/1/2035	957	1,054
5.50%, Due 2/1/2035	428	472
5.00%, Due 5/1/2035	5,983	6,506
5.00%, Due 11/1/2035	490	533
5.50%, Due 12/1/2035	308	339
5.00%, Due 2/1/2036	320	347
5.50%, Due 4/1/2036	695	764
6.00%, Due 9/1/2036	140	155
6.50%, Due 9/1/2036	527	599
6.50%, Due 12/1/2036	267	304
5.50%, Due 2/1/2037	396	433
5.50%, Due 8/1/2037	1,097	1,208
6.00%, Due 9/1/2037	368	408
6.00%, Due 1/1/2038	593	658
5.50%, Due 3/1/2038	715	789
5.00%, Due 4/1/2038	364	395
5.00%, Due 6/1/2038	432	470
5.50%, Due 6/1/2038	285	311
4.50%, Due 6/1/2039	4,935	5,287
4.50%, Due 1/1/2040	2,635	2,823
5.00%, Due 5/1/2040	3,029	3,321

See accompanying notes

American Beacon Intermediate Bond FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
5.50%, Due 6/1/2040	$2,200	$2,427
4.50%, Due 8/1/2040	1,797	1,929
4.00%, Due 9/1/2040	1,702	1,802
4.00%, Due 12/1/2040	5,396	5,746
4.00%, Due 1/1/2041	1,754	1,857
5.00%, Due 1/1/2041	1,839	2,019
4.00%, Due 2/1/2041	1,192	1,278
4.50%, Due 4/1/2041	6,888	7,459
4.50%, Due 5/1/2041	1,840	1,999
5.50%, Due 5/1/2041 F	5,000	5,467
4.50%, Due 8/1/2041	1,973	2,136
4.00%, Due 9/1/2041	4,398	4,659
4.50%, Due 10/1/2041	1,423	1,542
4.00%, Due 11/1/2041	1,197	1,275
3.50%, Due 2/1/2042	2,673	2,779
		78,748
Government National Mortgage Association - 5.23%
6.50%, Due 3/15/2028	197	229
6.00%, Due 4/15/2031	230	261
5.50%, Due 2/20/2034	270	303
2.012%, Due 7/16/2035 2011-144 AB	1,979	2,011
1.692%, Due 11/16/2035 2010-148 A	434	439
2.174%, Due 7/16/2038 2011-147 A	2,972	3,035
6.00%, Due 10/15/2038	1,052	1,188
2.989%, Due 3/16/2039 2010-71 AC	1,011	1,046
6.00%, Due 11/15/2039	1,002	1,132
5.50%, Due 2/15/2040	787	880
4.50%, Due 10/20/2040	1,297	1,435
2.70%, Due 4/16/2043 2011-109 AB	2,965	3,084
2.543%, Due 9/16/2044 2011-96 AC	2,074	2,147
3.20%, Due 11/16/2044 2011-92 B	2,700	2,845
		20,035
National Credit Union Administration - 1.51%
0.641%, Due 3/11/2020 2011 R3 1AB	3,352	3,358
0.691%, Due 10/7/2020 2010 R1 1AB	2,435	2,439
		5,797
Total U.S. Agency Mortgage-Backed Obligations (Cost $127,615)		130,939

U.S. TREASURY OBLIGATIONS - 13.61%
U.S. Treasury Bonds - 4.16%
6.25%, Due 8/15/2023	1,400	1,988
6.875%, Due 8/15/2025	770	1,171
5.25%, Due 11/15/2028	750	1,016
4.75%, Due 2/15/2037	800	1,055
4.50%, Due 8/15/2039	1,010	1,290
3.75%, Due 8/15/2041	8,330	9,405
		15,925
U.S. Treasury Notes - 9.45%
1.875%, Due 2/28/2014	3,000	3,088
2.625%, Due 7/31/2014	2,000	2,104
0.375%, Due 3/15/2015	2,600	2,600
2.50%, Due 3/31/2015	5,000	5,304
2.00%, Due 1/31/2016	4,725	4,979
2.00%, Due 4/30/2016	2,365	2,496
3.125%, Due 10/31/2016	1,400	1,549
0.875%, Due 1/31/2017	1,000	1,005
3.625%, Due 2/15/2020	700	811
2.125%, Due 8/15/2021	2,200	2,256
2.00%, Due 11/15/2021	5,400	5,459
2.00%, Due 2/15/2022	4,530	4,564
		36,215
Total U.S. Treasury Obligations (Cost $50,858)		52,140

See accompanying notes

American Beacon Intermediate Bond FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
SHORT-TERM INVESTMENTS - 2.82%
JPMorgan U.S. Government Money Market Fund	4,781,779	$4,782

	Par Amount
U.S. Treasury Bills - 1.57%	(000’s)
United States Treasury Bill , 0.06%, Due 5/17/2012	$ 6,000	6,000

Total Short-Term Investments (Cost $10,782)		10,782

TOTAL INVESTMENTS - 100.49% (Cost $369,865)		384,762
LIABILITIES, NET OF OTHER ASSETS - (0.49%)		(1,868)

TOTAL NET ASSETS - 100.00%		$382,894

Percentages are stated as a percent of net assets.

A Limited Liability Company.

B The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

C Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $24,263 or 6.34% of net assets. The Fund has no right to demand registration of these securities.

D REIT - Real Estate Investment Trust.

E Limited Partnership.

F TBA - To Be Announced.

See accompanying notes

American Beacon Short-Term Bond FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
CORPORATE OBLIGATIONS - 50.37%
Financials - 26.75%
ABN Amro Bank N.V., 2.236%, Due 1/30/2014A B	$2,000	$1,999
American Express Co., 7.25%, Due 5/20/2014	1,000	1,116
American International Group, Inc.,
3.65%, Due 1/15/2014	2,000	2,043
4.25%, Due 9/15/2014	600	626
ANZ National International Ltd., 1.474%, Due 12/20/2013A B	2,000	1,991
Bank of America Corp.,
1.886%, Due 1/30/2014A	2,000	1,964
0.804%, Due 9/15/2014A	1,290	1,220
Barclays Bank plc, 5.45%, Due 9/12/2012	1,000	1,016
Citigroup, Inc.,
1.398%, Due 4/1/2014A	1,000	981
0.811%, Due 11/5/2014A	2,573	2,455
Credit Suisse, 5.00%, Due 5/15/2013	2,000	2,076
Danske Bank A/S, 1.517%, Due 4/14/2014A B	3,000	2,917
Dexia Credit Local, 0.880%, Due 3/5/2013A B	3,000	2,885
Goldman Sachs Group, Inc.,
4.75%, Due 7/15/2013	2,000	2,066
5.125%, Due 1/15/2015	1,000	1,052
0.866%, Due 7/22/2015A	1,000	921
HSBC Finance Corp., 0.717%, Due 1/15/2014A	1,000	975
ING Bank N.V., 1.875%, Due 6/9/2014A B	3,000	2,969
Lloyds TSB Bank plc, 2.816%, Due 1/24/2014A	2,000	1,985
MetLife Institutional Funding II, 1.368%, Due 4/4/2014A B	3,000	3,011
Monumental Global Funding III, 0.667%, Due 1/15/2014A B	1,000	983
Morgan Stanley, 0.947%, Due 10/15/2015A	3,000	2,649
National Australia Bank Ltd., 1.416%, Due 7/25/2014A B	3,000	3,015
Prudential Financial, Inc., 4.50%, Due 7/15/2013	1,000	1,040
Societe Generale S.A., 1.519%, Due 4/11/2014A B	2,000	1,909
Svenska Handelsbanken AB, 4.875%, Due 6/10/2014B	1,500	1,592
Wachovia Bank NA, 0.917%, Due 11/3/2014A	1,000	982

		48,438

Industrials - 20.37%
American Honda Finance Corp.,
4.625%, Due 4/2/2013B	1,000	1,038
1.45%, Due 2/27/2015B	2,000	2,013
Anheuser-Busch InBev Worldwide, Inc.,
3.00%, Due 10/15/2012	1,000	1,011
2.50%, Due 3/26/2013	1,000	1,016
BP Capital Markets plc, 1.074%, Due 3/11/2014A	3,000	3,023
Burlington Northern Santa Fe Corp., 4.875%, Due 1/15/2015	1,000	1,097
Caterpillar Financial Services Corp., 4.25%, Due 2/8/2013	500	515
Comcast Cable Communications Holdings, Inc., 8.375%, Due 3/15/2013	1,365	1,456
Daimler Finance North America LLC,
1.083%, Due 3/28/2014A B C	2,000	1,987
2.30%, Due 1/9/2015B	1,000	1,020
EOG Resources Canada, Inc., 4.75%, Due 3/15/2014B	1,000	1,067
France Telecom S.A., 4.375%, Due 7/8/2014	1,000	1,065
General Mills, Inc., 5.25%, Due 8/15/2013	1,000	1,058
Hewlett-Packard Co.,
4.50%, Due 3/1/2013A	1,000	1,030
0.891%, Due 5/30/2014A	1,000	988
John Deere Capital Corp., 5.25%, Due 10/1/2012	1,000	1,020
Johnson Controls, Inc., 1.75%, Due 3/1/2014	500	508
Nissan Motor Acceptance Corp., 4.50%, Due 1/30/2015B	1,000	1,071
Quest Diagnostics, Inc., 1.324%, Due 3/24/2014A	1,000	1,008
SABMiller Holdings, Inc., 1.85%, Due 1/15/2015B	1,000	1,014
SABMiller plc, 6.50%, Due 7/1/2016B	1,725	1,987
Telefonica Emisiones SAU, 0.861%, Due 2/4/2013A	1,000	980
Time Warner Cable, Inc., 5.40%, Due 7/2/2012	1,000	1,008

See accompanying notes

American Beacon Short-Term Bond FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Par Amount	Fair Value

	(000’s)	(000’s)
Tyco International Finance S.A., 4.125%, Due 10/15/2014	$500	$536
Union Pacific Corp., 5.45%, Due 1/31/2013	1,000	1,036
Verizon Communications, Inc., 1.083%, Due 3/28/2014A	3,000	3,029
Viacom, Inc., 1.25%, Due 2/27/2015	1,000	1,002
Volkswagen International Finance N.V.,
1.625%, Due 8/12/2013B	1,000	1,006
1.078%, Due 4/1/2014A B	2,000	1,994
Xerox Corp., 5.65%, Due 5/15/2013	300	313
		36,896
Utilities - 3.25%
Dominion Resources, Inc., 5.70%, Due 9/17/2012	1,000	1,019
DTE Energy Co., 1.180%, Due 6/3/2013A	1,000	1,004
EDF S.A., 5.50%, Due 1/26/2014B	1,000	1,068
MidAmerican Energy Holdings Co., 3.15%, Due 7/15/2012	1,000	1,005
NextEra Energy Capital Holdings, Inc., 0.92%, Due 11/9/2012A	1,000	999
Pacific Gas & Electric Co., 6.25%, Due 12/1/2013	730	792
		5,887
Total Corporate Obligations (Cost $91,277)		91,221

ASSET-BACKED SECURITIES - 11.52%
Ally Master Owner Trust,
0.870%, Due 5/15/2016, 2011-3 A1A	2,000	2,007
1.040%, Due 9/15/2016, 2011-4 A1A	4,000	4,001
Bank of America Auto Trust, 2.13%, Due 9/15/2013, 2009-2A A3B	13	13
BMW Vehicle Lease Trust, 0.75%, Due 2/20/2015, 2012-1 A3	2,250	2,250
Ford Credit Auto Owner Trust,
2.17%, Due 10/15/2013, 2009-D A3	188	189
0.84%, Due 8/15/2016, 2012-1A A3	2,000	2,006
Ford Credit Floorplan Master Owner Trust, 0.840%, Due 2/15/2016, 2011-1 A2A	2,000	2,011
GE Dealer Floorplan Master Note Trust, 0.840%, Due 7/20/2016, 2011-1 AA	2,500	2,511
GE Equipment Small Ticket LLC, 1.45%, Due 1/21/2018, 2011-1A A3B C	1,000	1,005
GE Equipment Transportation LLC, 1.00%, Due 10/20/2014, 2011-1 A3C	2,000	2,006
Harley-Davidson Motorcycle Trust, 5.52%, Due 11/15/2013, 2007-3 A4	81	81
Honda Auto Receivables Owner Trust, 2.31%, Due 5/15/2013, 2009-3 A3	115	115
Volkswagen Auto Loan Enhanced Trust,
6.24%, Due 7/20/2015, 2008-2 A4A	648	661
0.85%, Due 8/22/2016, 2012-1 A3	2,000	2,006
Total Asset-Backed Securities (Cost $20,794)		20,862

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.58%
Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.634%, Due 4/10/2049, 2007-2 A2	303	310
GS Mortgage Securities Corp II, 2.716%, Due 2/10/2021, 2011-ALF AB	1,500	1,526
JP Morgan Chase Commercial Mortgage Securities Corp., 3.853%, Due 6/15/2043, 2010-C1 A1B	962	1,020
Total Non-Agency Mortgage-Backed Obligations (Cost $2,775)		2,856

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 30.44%
Government National Mortgage Association - 22.13%
1.864%, Due 8/16/2031 2010-141 A	3,430	3,471
2.239%, Due 12/16/2031 2009-115 IO	2,812	2,868
2.45%, Due 7/16/2032 2011-109 A	3,913	4,010
2.25%, Due 5/16/2033 2011-92 A	3,914	3,994
2.25%, Due 8/16/2034 2011-78 A	2,445	2,493
2.21%, Due 11/16/2034 2011-16 A	2,910	2,967
1.692%, Due 11/16/2035 2010-148 A	2,896	2,924
2.21%, Due 12/16/2035 2011-31 A	2,920	2,979
2.782%, Due 6/16/2036 2010-13 AD	1,864	1,924
3.069%, Due 6/16/2036 2010-52 A	2,804	2,930
2.161%, Due 11/16/2036 2011-96 AB	2,739	2,800
2.45%, Due 7/16/2038 2011-49 A	2,938	3,020
2.989%, Due 3/16/2039 2010-71 AC	1,759	1,819
3.210%, Due 10/16/2039 2010-22 AB	1,797	1,880

See accompanying notes

American Beacon Short-Term Bond FundSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
		$40,079
National Credit Union Administration - 8.31%
0.691%, Due 1/8/2020 2011 R1 1AA	$6,209	$6,219
0.641%, Due 2/6/2020 2011 R2 1AA	1,639	1,639
0.641%, Due 3/11/2020 2011 R3 1AA	6,646	6,657
1.84%, Due 10/7/2020 2010-R1 2A	535	542
		15,057
Total U.S. Agency Mortgage-Backed Obligations (Cost $54,635)		55,136

U.S. TREASURY OBLIGATIONS - 5.20%
1.875%, Due 2/28/2014	2,500	2,573
2.50%, Due 3/31/2015	3,500	3,713
1.75%, Due 7/31/2015	3,000	3,126
Total U.S. Treasury Obligations (Cost $9,127)		9,412

	Shares
SHORT-TERM INVESTMENTS - 0.62% (Cost $1,117)
JPMorgan U.S. Government Money Market Fund	1,117,094	1,117

TOTAL INVESTMENTS - 99.73% (Cost $179,724)		180,604
OTHER ASSETS, NET OF LIABILITIES - 0.27%		504
TOTAL NET ASSETS - 100.00%		$181,108

Percentages are stated as a percent of net assets.

A The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

B Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $42,101 or 23.25% of net assets. The Fund has no right to demand registration of these securities.

C Limited Liability Company.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2012 (in thousands except share and per share amounts) (Unaudited)

	High Yield Bond Fund	Retirement Income and Appreciation Fund	Intermediate Bond Fund	Short-Term Bond Fund
Assets:
Investments in unaffiliated securities, at fair value A	$146,553	$162,587	$384,762	$180,604
Receivable for investments sold	1,959	418	-	-
Dividends and interest receivable	2,985	1,199	2,514	639
Receivable for fund shares sold	1,036	83	1,313	116
Receivable for tax reclaims	3	5	8	-
Receivable for expense reimbursement (Note 2)	-	-	1	3
Prepaid expenses	42	53	52	34

Total assets	152,578	164,345	388,650	181,396

Liabilities:
Payable for investments purchased	1,555	533	5,592	-
Payable for fund shares redeemed	436	77	34	205
Dividends payable	51	2	10	5
Management and investment advisory fees payable (Note 2)	94	76	62	29
Administrative service and service fees payable (Note 2)	19	62	21	22
Professional fees payable	-	13	14	4
Trustee fees payable	2	1	1	5
Prospectus and shareholder reports	10	7	16	11
Other liabilities	4	2	6	7

Total liabilities	2,171	773	5,756	288

Net Assets	$150,407	$163,572	$382,894	$181,108

Analysis of Net Assets:
Paid-in-capital	152,710	155,162	363,114	188,421
Undistributed net investment income	151	(451)	502	(478)
Accumulated net realized gain (loss)	(2,626)	236	4,381	(7,715)
Unrealized appreciation of investments	172	8,625	14,897	880

Net assets	$150,407	$163,572	$382,894	$181,108

Shares outstanding (no par value):
Institutional Class	4,959,402	N/A	33,358,161	18,024,131

Y Class	4,182	112,130	6,527	28,538

Investor Class	1,067,604	14,616,473	1,201,052	2,141,250

A Class	42,779	122,775	70,220	477,390

C Class	148,397	153,589	49,236	44,634

AMR Class	10,659,022	N/A	N/A	N/A

Net asset value, offering and redemption price per share:
Institutional Class	$8 .91	N/A	$11 .04	$8 .74

Y Class	$8 .92	$10 .90	$11 .08	$8 .76

Investor Class	$8 .91	$10 .90	$11 .02	$8 .75

A Class (offering price $9.36, $11.21, $11.57, and $8.96, respectively)	$8 .92	$10 .93	$11 .02	$8 .74

C Class	$8 .90	$10 .93	$11 .02	$8 .75

AMR Class	$8 .91	N/A	N/A	N/A

A Cost of investments in unaffiliated securities	$146,381	$153,961	$369,865	$179,724

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the Six Months Ended April 30, 2012 (in thousands) (Unaudited)

	High Yield Bond Fund	Retirement Income and Appreciation Fund	Intermediate Bond Fund	Short-Term Bond Fund

Investment Income:
Dividend income from unaffiliated securities (net of foreign taxes) A	$69	$119	$2	$-
Interest income	5,520	2,199	5,740	1,753
Misc Income	47	-	-	-

Total investment income	5,636	2,318	5,742	1,753

Expenses:
Management and investment advisory fees (Note 2)	279	234	448	180
Administrative service fees (Note 2):
Institutional Class	64	-	114	44
Y Class	-	2	-	-
Investor Class	12	216	12	32
A Class	-	2	2	7
C Class	2	3	1	1
AMR Class	20	-	-	-
Transfer agent fees:
Institutional Class	8	-	4	2
Y Class	-	-	-	1
Investor Class	1	2	-	2
AMR Class	1	-	-	-
Custody and fund accounting fees	9	10	29	11
Professional fees	21	18	21	10
Registration fees and expenses	23	25	27	24
Service fees (Note 2):
Y Class	-	1	-	-
Investor Class	10	270	10	27
A Class	-	1	1	3
C Class	1	1	-	-
Distribution fees (Note 2):
A Class	-	1	1	5
C Class	4	8	2	2
Prospectus and shareholder reports	21	10	28	20
Trustee fees	4	6	9	6
Other expenses	3	4	8	5

Total expenses	483	814	717	382

Net (fees waived and expenses reimbursed) (Note 2)	(1)	(1)	(2)	(13)

Net expenses	482	813	715	369

Net investment income	5,154	1,505	5,027	1,384

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) from:
Investments	(103)	453	5,032	124
Change in net unrealized appreciation or (depreciation) of:
Investments	3,287	1,557	1,859	756

Net gain on investments	3,184	2,010	6,891	880

Net increase in net assets resulting from operations	$8,338	$3,515	$11,918	$2,264

A Foreign taxes	$-	$1	$-	$-

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets (in thousands)

	High Yield Bond Fund		Retirement Income and Appreciation Fund

	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Six Months Ended April 30, 2012	Year Ended October 31, 2011
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$5,154	$11,941	$1,505	$3,081
Net realized gain (loss) from investments	(103)	8,136	453	2,522
Change in net unrealized appreciation or (depreciation) of investments	3,287	(12,888)	1,557	(1,793)

Net increase in net assets resulting from operations	8,338	7,189	3,515	3,810

Distributions to Shareholders:
Net investment income:
Institutional Class	(1,628)	(3,296)	-	-
Y Class	(1)	-	(13)	(13)
Investor Class	(295)	(1,941)	(1,862)	(3,349)
A Class	(9)	(5)	(12)	(10)
C Class	(28)	(11)	(12)	(17)
AMR Class	(3,193)	(6,684)	-	-
Net realized gain from investments:
Y Class	-	-	(4)	-
Investor Class	-	-	(745)	-
A Class	-	-	(5)	-
C Class	-	-	(9)	-

Net distributions to shareholders	(5,154)	(11,937)	(2,662)	(3,389)

Capital Share Transactions:
Proceeds from sales of shares	41,234	37,430	32,050	49,115
Reinvestment of dividends and distributions	4,843	11,132	2,642	3,264
Cost of shares redeemed	(21,370)	(107,035)	(22,284)	(30,079)
Redemption fees	34	32	-	-

Net increase (decrease) in net assets from capital share transactions	24,741	(58,441)	12,408	22,300

Net increase (decrease) in net assets	27,925	(63,189)	13,261	22,721

Net Assets:
Beginning of period	122,482	185,671	150,311	127,590

End of Period *	$150,407	$122,482	$163,572	$150,311

*Includes undistributed net investment income (loss) of	$151	$150	$(451)	$(149)

See accompanying notes

American Beacon FundSM

Statements of Changes in Net Assets (in thousands)

	Intermediate Bond Fund		Short-Term Bond Fund
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Six Months Ended April 30, 2012	Year Ended October 31, 2011
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$5,027	$8,718	$1,384	$2,955
Net realized gain on investments, futures contracts, and foreign currency transactions	5,032	2,756	124	1,206
Change in net unrealized appreciation or depreciation of investments, futures contracts, and foreign currency translations	1,859	(635)	756	(3,806)

Net increase in net assets resulting from operations	11,918	10,839	2,264	355

Distributions to Shareholders:
Net investment income:
Institutional Class	(5,565)	(9,074)	(1,522)	(3,233)
Y Class	(1)	(3)	(3)	(5)
Investor Class	(86)	(101)	(161)	(489)
A Class	(9)	(10)	(26)	(20)
C Class	(2)	(5)	(2)	(3)
Net realized gain on investments:
Institutional Class	(2,259)	(4,838)	-	-
Y Class	–	(6)	-	-
Investor Class	(16)	(63)	-	-
A Class	(3)	(2)	-	-
C Class	(2)	(6)	-	-

Net distributions to shareholders	(7,943)	(14,108)	(1,714)	(3,750)

Capital Share Transactions:
Proceeds from sales of shares	338,578	64,388	24,122	97,611
Reinvestment of dividends and distributions	7,914	14,072	1,685	3,703
Cost of shares redeemed	(247,466)	(90,614)	(30,886)	(66,867)

Net increase (decrease) in net assets from capital share transactions	99,026	(12,154)	(5,079)	34,447

Net increase (decrease) in net assets	103,001	(15,423)	(4,529)	31,052

Net Assets:
Beginning of period	279,893	295,316	185,637	154,585

End of Period *	$382,894	$279,893	$181,108	$185,637

*Includes undistributed net investment income (loss) of	$502	$502	$(478)	$(308)

See accompanying notes

American Beacon FundSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) which is comprised of 24 Funds, is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon High Yield Bond Fund, the American Beacon Retirement Income and Appreciation Fund, the American Beacon Intermediate Bond Fund and the American Beacon Short-Term Bond Fund (each a “Fund” and collectively, the “Funds”), each a series of the Trust.

American Beacon Advisors, Inc. (the “Manager”), is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all Funds offer all classes. The following table sets forth the differences amongst the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000
Y Class	Investors making an initial investment of $100,000
Investor Class	General public and investors investing through an intermediary
A Class	General public and investors investing through an intermediary with applicable sales charges
C Class	General public and investors investing through an intermediary with applicable sales charges
AMR Class	Investors in the tax-exempt retirement and benefit plans of the Manager, AMR Corporation, and its affiliates

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative service fees, service fees, and distribution fees and vary amongst the classes as described more fully in Note 2.

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. generally accepted accounting principles, (“U.S. GAAP”) and International Financial Reporting Standards (“IFRSs”). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRSs. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

Management has evaluated the implications of these changes and determined that the impact will only affect the disclosure requirements related to the financial statements.

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory, fund management, and securities lending services. Investment assets of the High Yield Bond, Retirement Income and Appreciation, and Intermediate Bond Funds are managed by one or more investment advisors which have entered into separate investment advisory

American Beacon FundSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the High Yield Bond and Retirement Income and Appreciation Funds an annualized fee equal to 0.05% of the average daily net assets plus amounts paid by the Manager to the investment advisors hired by the Manager to direct investment activities of the Funds. The Manager receives an annualized fee of 0.20% of the average daily net assets of the Intermediate Bond Fund and pays a portion of its fee to an investment advisor hired by the Manager to direct investment activities of a portion of the Fund. The Manager is one of the investment advisors of the Retirement Income and Appreciation Fund and receives an annualized fee of 0.15% on the portion of assets managed by the Manager. The Manager serves as the sole investment advisor to the Short-Term Bond Fund. Management fees paid during the six months ended April 30, 2012 were as follows (dollars in thousands):

	Management Fee Rate	Management Fee	Amounts paid to Investment Advisors	Net Amounts Retained by Manager
High Yield Bond	0.30%-0.45%	279	246	33
Retirement Income and Appreciation	0.20%-0.80%	234	197	37
Intermediate Bond	0.20%-0.35%	448	115	333
Short-Term Bond	0.20%	180	-	180

Administrative Services Agreement

The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Institutional, Y, and Investor Classes of each Fund, 0.40% of the average daily net assets of the A and C Classes of each Fund, and 0.05% of the average daily net assets of the AMR Class, except for the Institutional Class of the Intermediate and Short-Term Bond Funds from which the Manager receives a fee of 0.05% of average daily net assets.

Distribution Plans

The Funds, except for the A and C Classes of the Funds, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees will be charged to the Funds for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plan”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plan, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of each A Class and 1.00% of the average daily net assets of each C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, A, and C Classes. As compensation for performing the duties required under the Service Plans, the Manager receives 0.10% of the average daily net assets of the Y Class, 0.15% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of each Fund.

American Beacon FundSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

Interfund Lending Program

Pursuant to an exemptive order by the Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from other participating Funds. For the six months ended April 30, 2012, the Funds did not utilize the credit facility as a borrower. For the six months ended April 30, 2012 the Short-Term Bond participated as a lender and earned $64. This amount is included in interest income on the Statements of Operations.

Expense Reimbursement Plan

The Manager voluntarily and contractually agreed to reimburse the following Funds to the extent that total operating expenses exceeded the Fund’s expense cap. Of these amounts, $610 and $2,741 was receivable from the Manager at April 30, 2012 for the Intermediate Bond and Short-Term Bond Funds, respectively. For the period ended April 30, 2012, the Manager reimbursed expenses as follows:

		Expense Caps
Funds	Class	11/1/11 to 2/29/12	3/1/12 to 4/30/12	Reimbursed Expenses	Expiration of Reimbursements
High Yield Bond	Y*	N/A	0.98%	$1	2015
High Yield Bond	A	1.12%	1.12%	361	2015
High Yield Bond	C	1.87%	1.87%	1,104	2015
Retirement Income and Appreciation	Y*	N/A	0.80%	23	2015
Retirement Income and Appreciation	A	1.14%	1.14%	515	2015
Retirement Income and Appreciation	C	1.96%	1.96%	32	2015
Intermediate Bond	Y	0.65%	0.65%	59	2015
Intermediate Bond	Investor	0.79%	0.79%	1,053	2015
Intermediate Bond	A	0.99%	0.99%	396	2015
Intermediate Bond	C	1.74%	1.74%	178	2015
Short-Term Bond	Y	0.64%	0.64%	1,008	2015
Short-Term Bond*	Investor	0.79%	0.79%	7,096	2015
Short-Term Bond	A	0.85%	0.85%	4,378	2015
Short Term Bond	C	1.60%	1.60%	800	2015

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’ average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability for the High Yield Bond Fund is $11 and $5,574 expiring in 2013 and 2014, respectively; for the Retirement Income and Appreciation Fund $9,426 expiring in 2014; for the Intermediate Bond Fund $10,509, $2,320, and $3,532 expiring in 2012, 2013, and 2014, respectively; and for the Short-Term Bond Fund $40,764, $64,863, and $48,110 expiring in 2012, 2013, and 2014, respectively. During the six months ended April 30, 2012, the Funds have not recorded a liability for potential reimbursement due to the current assessment that a reimbursement is unlikely.

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading

American Beacon FundsSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

characteristics, and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

Investments in mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates fair value.

Securities for which market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Other investments, including restricted securities, and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Fund’s Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed-income securities that are valued using observable inputs as stated above.

Level 3 - Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

American Beacon FundSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Funds’ assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. GAAP also requires all significant transfers between any levels to be disclosed. During the six months ended April 30, 2012, there were no significant transfers into or out of any level for the Retirement Income and Appreciation, Intermediate Bond, and Short-Term Bond Funds. For the High Yield Bond Fund, $1,650 was transferred from Common Stock Level 3 to Level 2. As of April 30, 2012, the investments were classified as described below (in thousands):

High Yield Bond	Level 1	Level 2	Level 3	Total
Common Stocks	$277	$2	$-	$279
Convertible Preferred Stocks	1,015	-	-	1,015
Preferred Stocks	980	-	-	980
Convertible Obligations	-	887	-	887
Corporate Obligations	-	137,769	-	137,769
Sovereign Obligations	-	214	-	214
Short-Term Investments	5,409	-	-	5,409

Total Investments in Securities	$7,681	$138,872	$-	$146,553

Retirement Income and Appreciation	Level 1	Level 2	Level 3	Total
Common Stock	$8,500	$-	$-	$8,500
Convertible Preferred Stocks	579	-	-	579
Preferred Stocks	1,990	129	-	2,119
Corporate Obligations	-	64,548	-	64,548
Convertible Obligations	-	18,832	-	18,832
Other Government Obligations	-	592	-	592
U.S. Agency Obligations	-	315	-	315
Asset-Backed Securities	-	1,686	-	1,686
Non-Agency Mortgage-Backed Obligations	-	5,104	-	5,104
U.S. Agency Mortgage-Backed Obligations	-	37,058	-	37,058
U.S. Treasury Obligations	-	22,309	-	22,309
Short-Term Investments	945	-	-	945

Total Investments in Securities	$12,014	$150,573	$-	$162,587

Intermediate Bond	Level 1	Level 2	Level 3	Total
Corporate Obligations	$-	$172,507	$-	$172,507
Other Government Obligations	-	834	-	834
U.S. Agency Obligations	-	420	-	420
Asset-Backed Securities	-	6,921	-	6,921
Non-Agency Mortgage-Backed Obligations	-	10,219	-	10,219
U.S. Agency Mortgage-Backed Obligations	-	130,939	-	130,939
U.S. Treasury Obligations	-	52,140	-	52,140
Short-Term Investments	10,782	-	-	10,782

Total Investments in Securities	$10,782	$373,980	$-	$384,762

American Beacon FundsSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

Short-Term Bond	Level 1	Level 2	Level 3	Total
Corporate Obligations	$-	$91,221	$-	$91,221
Asset-Backed Securities	-	20,862	-	20,862
Non-Agency Mortgage-Backed Obligations	-	2,856	-	2,856
U.S. Agency Mortgage-Backed Obligations	-	55,136	-	55,136
U.S. Treasury Obligations	-	9,412	-	9,412
Short-Term Investments	1,117	-	-	1,117

Total Investments in Securities	$1,117	$179,487	$-	$180,604

Transfers in or out of Level 3 represents the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period. The following is a reconciliation of Level 3 assets of the High Yield Bond Fund for which significant unobservable inputs were used to determine fair value (in thousands):

	Common Stocks	Preferred Stocks	Convertible Preferred Stocks	Convertible Obligations	Corporate Obligations	Totals
Balance as of October 31, 2011	$53	$-	$-	$-	$-	$53
Realized gain (loss)	-	-	-	-	-	-
Change in unrealized appreciation or (depreciation)	(51)	-	-	-	-	(51)
Purchases	-	-	-	-	-	-
Sales	-	-	-	-	-	-
Transfer into Level 3	-	-	-	-	-	-
Transfer out of Level 3	(2)	-	-	-	-	(2)

Balance as of April 30, 2012	-	-	-	-	-	-

Change in unrealized at period end*	$-	$-	$-	$-	$-	$-

*Change in unrealized appreciation or (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation or (depreciation) on the Statement of Operations.

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the NAV. The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Dividends to Shareholders

Dividends from net investment income of the Funds generally will be declared daily and paid monthly. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If a Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. These amounts are reported with the net realized gains in the Fund’s Statement of Operations.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Redemption Fees

The High Yield Bond Fund imposes a 2% redemption fee on shares held for less than 90 days. The fee is deducted from the redemption proceeds and is intended to offset the trading costs, market impact, and other costs associated with short-term trading activity in the Fund. The “first-in, first-out” method is used to determine the holding period. The fee is allocated to all classes of the Fund pro-rata based on their respective net assets.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

4. Securities and Other Investments

Payment In-Kind Securities

Certain Funds may invest in payment in-kind securities. Payment in-kind securities give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investment to interest receivable in the Statements of Assets and Liabilities.

Restricted Securities

Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended April 30, 2012 are disclosed in the Notes to the Schedules of Investments.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

High-Yield Securities

Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are unrated if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, including sensitivity to economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

5. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2011 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid during the six months ended April 30, 2012 and the fiscal year ended October 31, 2011 were as follows (in thousands):

	High Yield Bond			Retirement Income and Appreciation
	Six Months Ended April 30, 2012		Year Ended October 31, 2011	Six Months Ended April 30, 2012		Year Ended October 31, 2011
Distributions paid from:	(unaudited	)		(unaudited	)
Ordinary income*
Institutional Class	$ 1,628		$ 3,296	$ -		$ -
Y Class	1		-	13		13
Investor Class	295		1,941	1,862		3,349
A Class	9		5	12		10
C Class	29		11	12		17
AMR Class	3,192		6,684	-		-
Long-term capital gains*
Institutional Class	-		-	-		-
Y Class	-		-	4		-
Investor Class	-		-	745		-
A Class	-		-	5		-
C Class	-		-	9		-
AMR Class	-		-	-		-

Total distributions paid	$ 5,154		$11,937	$2,662		$3,389

*For tax purposes, short-term capital gains are considered ordinary income distributions.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

	Intermediate Bond			Short-Term Bond
	Six Months Ended April 30, 2012		Year Ended October 31, 2011	Six Months Ended April 30, 2012		Year Ended October 31, 2011
Distributions paid from:	(unaudited	)		(unaudited	)
Ordinary income*
Institutional Class	$5,565		$12,384	$1,523		$3,233
Y Class	1		8	3		5
Investor Class	86		144	161		489
A Class	9		11	26		20
C Class	2		9	1		3
Long-term capital gains*
Institutional Class	2,259		1,528	-		-
Y Class	-		1	-		-
Investor Class	16		20	-		-
A Class	4		1	-		-
C Class	1		2	-		-

Total distributions paid	$7,943		$14,108	$1,714		$3,750

*For tax purposes, short-term capital gains are considered ordinary income distributions.

As of April 30, 2012, the components of distributable earnings (deficits) on a tax basis were as follows (in thousands):

	High Yield Bond	Retirement Income and Appreciation	Intermediate Bond	Short-Term Bond
Cost basis of investments for federal income tax purposes	$146,898	$154,931	$369,877	$180,734
Unrealized appreciation	6,319	9,255	15,376	1,390
Unrealized depreciation	(6,664)	(1,599)	(491)	(1,520)
Net unrealized appreciation or (depreciation)	(345)	7,656	14,885	(130)
Undistributed ordinary income	202	515	3,311	536
Accumulated long-term gain or (loss)	(2,109)	242	1,594	(7,715)
Other temporary differences	(51)	(3)	(10)	(4)

Distributable earnings (deficits)	$(2,303)	$8,410	$19,780	$(7,313)

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation or (depreciation) are attributable primarily to the tax deferral of losses from wash sales, book amortization for premiums, and income adjustments associated with contingent payment debt instruments.

Due to inherent differences in the recognition of income, expenses, and realized gains or (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities. Accordingly, the following amounts represent current year permanent differences derived from book amortization of premium, pay down reclasses, income adjustments associated with contingent payment debt instruments, and dividend reclasses that have been reclassified as of April 30, 2012 (in thousands):

	High Yield Bond	Retirement Income and Appreciation	Intermediate Bond	Short-Term Bond
Paid-in-capital	$(1)	$75	$-	$(2)
Undistributed net investment income	1	92	636	160
Accumulated net realized gain or (loss)	-	(166)	(637)	(159)
Unrealized appreciation or (depreciation) of investments	-	(1)	1	1

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”) was enacted, which changed various technical rules governing the tax treatment of regulated investment

American Beacon FundsSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the RIC MOD, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Finally, the RIC MOD contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions. Except for the simplification provisions related to RIC qualification, the RIC MOD is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

Losses incurred that will be carried forward under the provisions of the Act for the six months ended April 30, 2012 are as follows (in thousands):

	Loss Carryforward Character
Fund	Short-Term	Long Term	Total
High Yield Bond	$-	$139	$139
Short-Term Bond	35	-	35

As of April 30, 2012 the capital loss carryforward positions prior to the provisions of RIC MOD that may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first, are as follows (in thousands):

Fund	2014	2015	2016	2017	Total
High Yield Bond	$-	$-	$-	$1,970	$1,970
Short-Term Bond	2,015	467	5,198	-	7,680

6. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of long-term investments during the year ended April 30, 2012 were as follows (in thousands):

	High Yield Bond	Retirement Income and Appreciation	Intermediate Bond	Short-Term Bond
Purchases (excluding U.S. government securities)	$80,487	$48,780	$514,528	$19,008
Sales and maturities (excluding U.S. government securities)	51,774	30,679	409,873	25,377
Purchases of U.S. government securities	-	18,279	262,429	4,645
Sales and maturities of U.S. government securities	-	6,034	232,370	2,025

7. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds (shares and dollars in thousands):

American Beacon FundsSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

For the Six months Ended April 30, 2012

	Institutional Class		Y Class		Investor Class
High Yield Bond Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	774	$6,756	3	$25	395	$3,472
Reinvestment of dividends	162	1,416	–	1	25	218
Shares redeemed	(712)	(6,198)*	–	– *	(223)	(1,915)*

Net increase in shares outstanding	224	$1,974	3	$26	197	$1,775

	AMR Class		A Class		C Class
High Yield Bond Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,378	$29,738	28	$251	114	$992
Reinvestment of dividends	364	3,193	1	6	1	9
Shares redeemed	(1,528)	(13,109)*	–	– *	(13)	(114)*

Net increase in shares outstanding	2,214	$19,822	29	$257	102	$887

* Net of Redemption Fees

	Y Class		Investor Class		A Class
Retirement Income and Appreciation Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	73	$785	2,798	$30,506	54	$575
Reinvestment of dividends	2	17	241	2,592	1	15
Shares redeemed	13	(138)	2,027	(21,989)	3	(34)

Net increase in shares outstanding	88	$664	5,066	$11,109	58	$556

	C Class
Retirement Income and Appreciation Fund	Shares	Amount
Shares sold	17	$184
Reinvestment of dividends	2	18
Shares redeemed	11	(123)

Net increase in shares outstanding	30	$79

	Institutional Class		Y Class		Investor Class
Intermediate Bond Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	29,913	$327,286	2	$17	925	$10,136
Reinvestment of dividends	713	7,822	–	1	8	84
Shares redeemed	(22,322)	(245,961)	(1)	(6)	(72)	(791)

Net increase in shares outstanding	8,304	$89,147	1	$12	861	$9,429

	A Class		C Class
Intermediate Bond Fund	Shares	Amount	Shares	Amount
Shares sold	80	$869	25	$270
Reinvestment of dividends	–	5	–	2
Shares redeemed	(63)	(690)	(2)	(18)

Net increase in shares outstanding	17	$184	23	$254

	Institutional Class		Y Class		Investor Class
Short-Term Bond Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,122	$18,489	–	$–	545	$4,744
Reinvestment of dividends	175	1,520	–	3	17	148
Shares redeemed	(2,283)	(19,867)	(11)	(97)	(1,237)	(10,769)

Net increase (decrease) in shares outstanding	14	$142	(11)	$(94)	(675)	$(5,877)

American Beacon FundsSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

	A Class		C Class
Short-Term Bond Fund	Shares	Amount	Shares	Amount
Shares sold	94	$819	8	$70
Reinvestment of dividends	2	13	–	1
Shares redeemed	(12)	(100)	(6)	(53)

Net increase in shares outstanding	84	$732	2	$18

For the Year Ended October 31, 2011

	Institutional Class		Y Class		Investor Class
High Yield Bond Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,069	$9,564	1	$10	495	$4,488
Reinvestment of dividends	291	2,618	–	–	201	1,821
Shares redeemed	(1,203)	(10,767)*	–	– *	(5,802)	(53,202)*

Net increase (decrease) in shares outstanding	157	$1,415	1	$10	(5,106)	$(46,893)

	AMR Class		A Class		C Class
High Yield Bond Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,566	$22,915	9	$82	43	$371
Reinvestment of dividends	742	6,684	–	4	–	5
Shares redeemed	(4,800)	(43,025)*	–	(1)*	(1)	(8)*

Net increase (decrease) in shares outstanding	(1,492)	$(13,426)	9	$85	42	$368

* Net of Redemption Fees

	Y Class		Investor Class		A Class
Retirement Income and Appreciation Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	25	$261	4,427	$47,560	55	$591
Reinvestment of dividends	1	13	300	3,228	1	9
Shares redeemed	(10)	(103)	(2,778)	(29,805)	–	(1)

Net increase in shares outstanding	16	$171	1,949	$20,983	56	$599

	C Class
Retirement Income and Appreciation Fund	Shares	Amount
Shares sold	65	$704
Reinvestment of dividends	2	14
Shares redeemed	(16)	(170)

Net increase in shares outstanding	51	$548

	Institutional Class		Y Class		Investor Class
Intermediate Bond Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,783	$62,684	5	$53	93	$1,002
Reinvestment of dividends	1,295	13,905	1	10	14	153
Shares redeemed	(8,216)	(88,876)	(35)	(369)	(112)	(1,210)

Net (decrease) in shares outstanding	(1,138)	$(12,287)	(29)	$(306)	(5)	$(55)

	A Class		C Class
Intermediate Bond Fund	Shares	Amount	Shares	Amount
Shares sold	55	$587	6	$61
Reinvestment of dividends	–	1	–	3
Shares redeemed	(6)	(61)	(9)	(97)

Net increase (decrease) in shares outstanding	49	$527	(3)	$(33)

American Beacon FundsSM

Notes to Financial Statements

April 30, 2012 (Unaudited)

	Institutional Class		Y Class		Investor Class
Short-Term Bond Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,973	$70,089	37	$323	2,600	$22,888
Reinvestment of dividends	368	3,231	1	5	52	456
Shares redeemed	(5,105)	(44,890)	(4)	(31)	(2,442)	(21,414)

Net increase in shares outstanding	3,236	$28,430	34	$297	210	$1,930

	A Class		C Class
Short-Term Bond Fund	Shares	Amount	Shares	Amount
Shares sold	422	$3,711	68	$600
Reinvestment of dividends	1	9	–	2
Shares redeemed	(34)	(304)	(26)	(228)

Net increase in shares outstanding	389	$3,416	42	$374

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American Beacon High Yield Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class									Y Class
	Six Months Ended April 30, 2012		Year Ended October 31,							Six Months Ended April 30, 2012		Year Ended October 31, 2011G		March 1 to October 31, 2010
			2011G		2010		2009	2008A	2007
	(unaudited)									(unaudited)
Net asset value, beginning of period	$8 .68		$9 .05		$8 .42		$6 .77	$10 .11	$10 .20	$8.69		$9.06		$8 .63

Income from investment operations:
Net investment income	0 .34		0 .71		0 .75		0 .79	0 .78	0 .77	0 .30		0 .68		0 .50
Net gains (losses) from securities (both realized and unrealized)	0 .23		(0 .37)		0 .63		1 .66	(3 .34)	(0 .09)	0 .23		(0 .37)		0 .43

Total income (loss) from investment operations	0 .57		0 .34		1 .38		2 .45	(2 .56)	0 .68	0 .53		0 .31		0 .93

Less distributions:
Dividends from net investment income	(0 .34)		(0 .71)		(0 .75)		(0 .80)	(0 .78)	(0 .77)	(0.30)		(0.68)		(0 .50)
Distributions from net realized gains on securities	–		–		–		–	–	–	–		–		–

Total distributions	(0 .34)		(0 .71)		(0 .75)		(0 .80)	(0 .78)	(0 .77)	(0.30)		(0.68)		(0 .50)

Redemption fees added to beneficial interests	0. 00	F	0. 00	F	0.00	F	–	–	–	0. 00	F	0. 00	F	0.00	F

Net asset value, end of period	$8 .91		$8 .68		$9 .05		$8 .42	$6 .77	$10 .11	$8 .92		$8 .69		$9 .06

Total return B	6 .65	%C	3 .79%		17.17%		39.06%	(27.03)%	6 .85%	6.19	%C	3.36%		11.17	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$44,178		$41,093		$41,459		$47,254	$62,138	$114,911	$37		$11		$1
Ratios to average net assets (annualized):
Expenses, before reimbursements	0 .89%		0 .88%		0 .79%		0 .79%	0 .85%	0 .86%	1.51%		27.02%		0.82	%D
Expenses, net of reimbursements	0 .89%		0 .88%		0 .79%		0 .79%	0 .85%	0 .85%	1.50%		1.61%		0.82	%D
Net investment income (loss), before reimbursments	7 .73%		7 .90%		8 .69%		11.46%	8 .38%	7 .54%	6.91%		(18.29)%		8.53	%D
Net investment income, net of reimbursements	7 .73%		7 .90%		8 .69%		11.46%	8 .38%	7 .55%	6.92%		7 .11%		8.53	%D
Portfolio turnover rate	42	%C	149%		176%		212%	157%	92%	42	%C	149%		176	%E

A On May 21, 2008, Post Advisory Group, LLC ceased managing a portion of the High Yield Bond Fund and on May 22, 2008 Logan Circle Partners, L.P. began managing a portion of the High Yield Bond Fund.

B Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

C Not annualized.

D Annualized.

E Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

F Amount represents less than $0.01 per share.

G PENN Capital Management Company, Inc. was added as an investment advisor to the High Yield Bond Fund on September 15, 2011.

American Beacon High Yield Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

Investor Class								A Class						C Class
Six Months Ended April 30, 2012	Year Ended October 31,							Six Months Ended April 30, 2012		Year Ended October 31, 2011G		May 17 to October 31, 2010		Six Months Ended April 30, 2012		Year Ended October 31, 2011G		September 1 to October 31, 2010
	2011G		2010		2009	2008A	2007
(unaudited)								(unaudited)						(unaudited)
$8.68	$9 .06		$8 .42		$6 .77	$10 .11	$10 .21	$8.69		$9.08		$8.67		$8 .67		$9.05		$8.68

0.33	0 .69		0 .73		0 .78	0 .75	0 .75	0 .33		0 .69		0 .32		0 .29		0 .63		0 .09

0.23	(0 .38)		0 .64		1 .65	(3 .34)	(0 .10)	0 .23		(0.39)		0 .41		0 .23		(0.39)		0 .37

0.56	0 .31		1 .37		2 .43	(2 .59)	0 .65	0 .56		0 .30		0 .73		0 .52		0 .24		0 .46

(0.33)	(0 .69)		(0 .73)		(0 .78)	(0 .75)	(0 .75)	(0.33)		(0.69)		(0.32)		(0 .29)		(0.62)		(0.09)

–	–		–		–	–	–	–		–		–		–		–		–

(0.33)	(0 .69)		(0 .73)		(0 .78)	(0 .75)	(0 .75)	(0.33)		(0.69)		(0.32)		(0 .29)		(0.62)		(0.09)

0.00F	0. 00	F	0.00	F	–	–	–	0. 00	F	0. 00	F	0. 00	F	0. 00	F	0. 00	F	0.00	F

$8.91	$8 .68		$9 .06		$8 .42	$6 .77	$10 .11	$8 .92		$8 .69		$9 .08		$8 .90		$8 .67		$9 .05

6.53%C	3.41%		17.00%		38.70%	(27.24)%	6 .52%	6.53%	C	3.31%		8.66%	C	6.15%	C	2.67%		5.31%	C

$9,515	$7,560		$54,142		$90,736	$13,949	$28,758	$382		$117		$40		$1,321		$403		$37

1.13%	1.09%		1 .04%		1 .01%	1 .10%	1 .08%	1.42%		3.93%		1.30%	D	2.11%		3.15%		2.29%	D
1.13%	1.09%		1 .04%		1 .01%	1 .10%	1 .08%	1.11%		1.11%		1.12%	D	1.85%		1.85%		1.87%	D

7.48%	7.75%		8 .48%		9 .36%	8 .06%	7 .32%	7.03%		4.74%		6.93%	D	6.35%		5.53%		4.97%	D

7.48%	7.75%		8 .48%		9 .36%	8 .06%	7 .32%	7.33%		7.56%		7.11%	D	6.60%		6.83%		5.40%	D
42%C	149%		176%		212%	157%	92%	42%	C	149%		176%	E	42%	C	149%		176%	E

American Beacon High Yield Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	AMR Class
	Six Months Ended April 30, 2012		Year Ended October 31,						September 4 to October 31, 2007

			2011G		2010		2009	2008A
	(unaudited)

Net asset value, beginning of period	$8.68		$9.06		$8.42		$6.77	$10.11	$9.94

Income from investment operations:
Net investment income	0.35		0.74		0.78		0.81	0.80	0.12
Net gains (losses) from securities (both realized and unrealized)	0.23		(0.38)		0.63		1.65	(3.34)	0.17

Total income (loss) from investment operations	0.58		0.36		1.41		2.46	(2.54)	0.29

Less distributions:
Dividends from net investment income	(0.35)		(0.74)		(0.77)		(0.81)	(0.80)	(0.12)
Distributions from net realized gains on securities	-		-		-		-	-	-

Total distributions	(0.35)		(0.74)		(0.77)		(0.81)	(0.80)	(0.12)

Redemption fees added to beneficial interests	0.00	H	0.00	H	0.00	H	-	-	-

Net asset value, end of period	$8.91		$8.68		$9.06		$8.42	$6.77	$10.11

Total return B	6.81	%C	3.96%		17.59%		39.41%	(26.84)%	2.94	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$94,974		$73,298		$89,992		$92,659	$44,060	$82,322
Ratios to average net assets (annualized):
Expenses, before reimbursements	0.60%		0.60%		0.54%		0.53%	0.58%	0.61	%D
Expenses, net of reimbursements	0.60%		0.60%		0.54%		0.53%	0.58%	0.61	%D
Net investment income (loss), before reimbursments	7.99%		8.18%		8.91%		10.34%	8.64%	7.54	%D
Net investment income, net of reimbursements	7.99%		8.18%		8.91%		10.34%	8.64%	7.54	%D
Portfolio turnover rate	42	%C	149%		176%		212%	157%	92	%F
A On May 21, 2008, Post Advisory Group, LLC ceased managing a portion of the High Yield Bond Fund and on May 22, 2008 Logan Circle Partners, L.P. began managing a portion of the High Yield Bond Fund.

B Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

C Not annualized.

D Annualized.

E Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

F Portfolio turnover rate is for the period from November 1, 2006 through October 31, 2007.

G PENN Capital Management Company, Inc. was added as an investment advisor to the High Yield Bond Fund on September 15, 2011.

H Amount represents less than $0.01 per share.

See accompanying notes

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American Beacon Retirement Income and Appreciation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class			Investor Class

	Six	Year	March	Six
	Months	Ended	1 to	Months
	Ended	October	October	Ended	Year Ended October 31,
	April 30,	31,	31,	April 30,
	2012	2011	2010	2012	2011	2010	2009
	(unaudited)			(unaudited)

Net asset value, beginning of period	$10.83	$10.80	$10.31	$10 .84	$10 .81	$10 .25	$8 .80

Income from investment operations:
Net investment income	0 .12	0 .26	0 .20	0 .10	0 .27	0 .36	0 .32
Net gains (losses) from securities (both realized and unrealized)	0 .14	0 .05	0 .49	0 .13	0 .02	0 .51	1 .53

Total income (loss) from investment operations	0 .26	0 .31	0 .69	0 .23	0 .29	0 .87	1 .85

Less distributions:
Dividends from net investment income	(0 .13)	(0 .28)	(0 .20)	(0 .11)	(0 .26)	(0 .31)	(0 .40)
Distributions from net realized gains on securities	(0 .06)	-	-	(0 .06)	-	-	-
Return of capital	-	-	-	-	-	-	- F

Total distributions	(0 .19)	(0 .28)	(0 .20)	(0 .17)	(0 .26)	(0 .31)	(0 .40)

Redemption fees added to beneficial interests	-	-	-	-	-	-	-

Net asset value, end of period	$10.90	$10.83	$10.80	$10 .90	$10 .84	$10 .81	$10 .25

Total return A E	2.63%B	2.96%	6.78%B	2 .46%B	2 .71%	8 .60%	21.50%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$1,222	$539	$367	$159,329	$147,415	$126,022	$93,727
Ratios to average net assets (annualized):
Expenses, before reimbursments	0.83%	1.80%	0.80%C	1 .09%	1 .10%	1 .08%	1 .01%
Expenses, net of reimbursements	0 .82%	0.84%	0.80%C	1 .09%	1 .10%	1 .08%	1 .01%
Net investment income, before reimbursements	2.28%	1.45%	2.74%C	2 .05%	2 .15%	2 .79%	3 .86%
Net investment income, net of reimbursements	2 .28%	2 .41%	2.74%C	2 .05%	2 .15%	2 .79%	3 .86%
Portfolio turnover rate	21%B	54%	51%D	21%B	54%	51%	53%

A Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

B Not annualized.

C Annualized.

D Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

E May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net assets for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F The tax return of capital is calculated based on outstanding shares at the time of the distribution. Amounts are less than $0.01 per share.

American Beacon Retirement Income and Appreciation FundSM

Financial Highlights

(For a share outstanding throughout the period)

		A Class			C Class

		Six Months Ended April 30, 2012	Year Ended October 31, 2011	May 17 to October 31, 2010	Six Months Ended April 30, 2012	Year Ended October 31, 2011	September 1 to October 31, 2010

2008	2007
		(unaudited)			(unaudited)

$10.50	$10.25	$10.85	$10.81	$10.37	$10.85	$10.82	$10.61

0 .41	0.36	0.10	0 .23	0.13	0 .05	0.15	0.03
(1.39)	0.32	0.15	0 .05	0.44	0.15	0.04	0.20

(0.98)	0.68	0.25	0 .28	0.57	0.20	0.19	0.23

(0.49)	(0.42)	(0.11)	(0 .24)	(0.13)	(0.06)	(0.16)	(0.02)
(0.23)	(0.01)	(0.06)	-	-	(0.06)	-	-
-	-	-	-	-	-	-	-

(0.72)	(0.43)	(0.17)	(0 .24)	(0 .13)	(0.12)	(0.16)	(0.02)

-	-	-	-	-	-	-	-

$8.80	$10.50	$10.93	$10.85	$10.81	$10.93	$10.85	$10.82

(10.02)%	6.75%	2.50%B	2.61%	5.52%B	2.04%B	1.75%	2.19%B

$100,469	$99,789	$1,342	$770	$166	$1,679	$1,587	$1,035

0.92%	0.94%	1.24%	2.00%	1.20%C	1.99%	1.99%	2.33%C
0.92%	0.94%	1.14%	1.15%	1.14%C	1.96%	1.94%	1.96%C
3.64%	3.69%	1.89%	1.21%	2.03%C	1.16%	1.25%	1.40%C
3.64%	3.69%	1.99%	2.06%	2.10%C	1.19%	1.30%	1.77%C
76%	103%	21%B	54%	51%D	21%B	54%	51%D

American Beacon Intermediate Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class						Y Class

	Six						Six
	Months						Months
	Ended						Ended
	April 30,	Year Ended October 31,					April 30,
	2012	2011	2010	2009	2008	2007	2012
	(unaudited)						(unaudited)

Net asset value, beginning of period	$10.99	$11.10	$10.69	$9.61	$10.10	$10.02	$11.03

Income from investment operations:
Net investment income	0.14	0.33	0.39	0.46	0.50	0.50	0.12
Net gains (losses) from securities (both realized and unrealized)	0.10	0.10	0.40	1.07	(0.51)	0.07	0.10

Total income (loss) from investment operations	0.24	0.43	0.79	1.53	(0.01)	0.57	0.22

Less distributions:
Dividends from net investment income	(0.14)	(0.35)	(0.38)	(0.45)	(0.48)	(0.49)	(0.12)
Distributions from net realized gains on securities	(0.05)	(0.19)	-	-	-	-	(0.05)

Total distributions	(0.19)	(0.54)	(0.38)	(0.45)	(0.48)	(0.49)	(0.17)

Redemption fees added to beneficial interests	-	-	-	-	-	-	-

Net asset value, end of period	$11.04	$10.99	$11.10	$10.69	$9.61	$10.10	$11.08

Total return A	2.19%B	4.11%	7.56%	16.17%	(0.26)%	5.83%	2.02%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$368,269	$275,234	$290,734	$210,983	$147,634	$109,674	$72
Ratios to average net assets (annualized):
Expenses, before reimbursements	0.31%	0.35%	0.33%	0.32%	0.30%	0.34%	0.84%
Expenses, net of reimbursements	0.31%	0.35%	0.33%	0.32%	0.30%	0.34%	0.65%
Net investment income, before reimbursments	2.25%	3.12%	3.39%	4.31%	4.70%	4.86%	1.81%
Net investment income, net of reimbursements	2.25%	3.12%	3.39%	4.32%	4.70%	4.86%	2.00%
Portfolio turnover rate	101%B	75%	96%	157%	105%	85%	101%B

A Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

B Not annualized.

C Annualized.

D Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

E Portfolio turnover rate is for the period from November 1, 2008 through October 31, 2009.

American Beacon Intermediate Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

		Investor Class				A Class			C Class

Year	March	Six			March	Six	Year	May	Six	Year	September
Ended	1 to	Months	Year Ended October		02 to	Months	Ended	17 to	Months	Ended	1 to
October	October	Ended			October	Ended	October	October	Ended	October	October
31,	31,	April 30,	31,		31,	April 30,	31,	31,	April 30,	31,	31,
2011	2010	2012	2011	2010	2009	2012	2011	2010	2012	2011	2010
		(unaudited)				(unaudited)			(unaudited)

$ 11.10	$10.69	$10.97	$11.08	$10.68	$10.14	$10.96	$11.07	$10.74	$10.97	$11.08	$11.05

0.27	0.23	0.13	0.29	0.33	0.27	0.09	0.28	0.13	0.06	0.19	0.03

0.17	0.41	0.09	0.10	0.41	0.54	0.12	0.09	0.33	0.10	0.10	0.03

0.44	0.64	0.22	0.39	0.74	0.81	0.21	0.37	0.46	0.16	0.29	0.06

(0.32)	(0.23)	(0.12)	(0.31)	(0.34)	(0.27)	(0.10)	(0.29)	(0.13)	(0.06)	(0.21)	(0.03)
(0.19)	-	(0.05)	(0.19)	-	-	(0.05)	(0.19)	-	(0.05)	(0.19)	-

(0.51)	(0.23)	(0.17)	(0.50)	(0.34)	(0.27)	(0.15)	(0.48)	(0.13)	(0.11)	(0.40)	(0.03)

-	-	-	-	-	-	-	-	-	-	-	-

$ 11.03	$11.10	$11 .02	$10.97	$11.08	$10.68	$11.02	$10.96	$11.07	$11.02	$10.97	$11.08

4.19%	6.03%B	1.95%B	3.65%	7.01%	8.05%B	1.94%B	3.45%	4.31%B	1.47%B	2.70%	0.56%B

$60	$382	$13,236	$3,729	$3,829	$2,213	$774	$584	$46	$543	$286	$325

0.73%	0.67%C	0 .81%	0.86%	0.83%	1.22%C	1.07%	1.13%	1.05%C	1.83%	1.86%	2.09%C
0.65%	0.64%C	0 .78%	0.79%	0.76%	0.81%C	0.99%	0.99%	0.95%C	1.73%	1.72%	1.74%C
2.74%	2.58%C	1 .89%	2.59%	2.88%	3.33%C	1.51%	2.31%	2.15%C	0.82%	1.61%	0.88%C
2.82%	2.60%C	1 .91%	2.66%	2.95%	3.74%C	1.60%	2.46%	2.25%C	0.92%	1.75%	1.23%C
75%	96%D	101%B	75%	96%	157%E	101%B	75%	96%D	101%B	75%	96%D

American Beacon Short-Term Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

Institutional Class
	Six Months Ended April 30,	Year Ended October 31,
	2012	2011	2010	2009	2008	2007
(unaudited)

Net asset value, beginning of period	$8 .71	$8 .89	$8 .83	$8 .58	$8 .79	$8 .74

Income from investment operations:
Net investment income (loss)	0 .07	0 .26	0 .23	0 .22A	0 .35A	0 .39A

Net gains (losses) from securities (both realized and unrealized)	0 .05	(0 .25)	0 .10	0 .33	(0 .15)	0 .09

Total income (loss) from investment operations	0 .12	0 .01	0 .33	0 .55	0 .20	0 .48

Less distributions:
Dividends from net investment income	(0 .09)	(0 .19)	(0 .27)	(0 .30)	(0 .41)	(0 .43)
Distributions from net realized gains on securities	-	-	-	-	-	-

Total distributions	(0 .09)	(0 .19)	(0 .27)	(0 .30)	(0 .41)	(0 .43)

Net asset value, end of period	$8 .74	$8 .71	$8 .89	$8 .83	$8 .58	$8 .79

Total return B	1 .33%C	0 .17%	3 .78%	6 .56%	2 .21%	5 .61%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$157,563	$156,937	$131,314	$124,791	$255,725	$89,427
Ratios to average net assets (annualized):
Expenses, before reimbursements	0 .35%	0 .37%	0 .35%	0 .33%	0 .31%	0 .37%
Expenses, net of reimbursements	0 .35%	0 .37%	0 .35%	0 .33%	0 .31%	0 .37%
Net investment income (loss), before reimbursements	1 .61%	1 .73%	2 .27%	2 .61%	3 .75%	4 .48%
Net investment income (loss), net of reimbursements	1 .61%	1 .73%	2 .27%	2 .62%	3 .75%	4 .48%
Portfolio turnover rate	11%C	65%	60%	140%	21%	40%

A For purposes of this calculation, the change in undistributed net investment income per share was derived by dividing the change in undistributed net investment income by average shares outstanding for the period.

B Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

C Not annualized.

D Annualized.

E Portfolio turnover rate is for the period from November 1, 2009 through October 31, 2010.

American Beacon Short-Term Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

Y Class			Investor Class						A Class			C Class
Six	Year	March	Six						Six	Year	May	Six	Year	September
Months	Ended	1 to	Months						Months	Ended	17 to	Months	Ended	1 to
Ended	October	October	Ended						Ended	October	October	Ended	October	October
April 30,	31,	31,	April 30,	Year Ended October 31,					April 30,	31,	31,	April 30,	31,	31,
2012	2011	2010	2012	2011	2010	2009	2008	2007	2012	2011	2010	2012	2011	2010
(unaudited)			(unaudited)						(unaudited)			(unaudited)

$8.73	$8 .90	$8 .84	$8 .72	$8 .89	$8 .84	$8 .59	$8 .81	$8 .76	$8 .71	$8 .89	$8 .84	$8 .72	$8 .90	$8 .88

0.04	0 .15	0 .15	(0 .07)	0 .14	0 .08	0 .20A	0 .29A	0 .35A	0 .05	0 .15	0 .09	0 .02	0 .12	(0 .04)

0.06	(0 .15)	0 .08	0 .17	(0 .15)	0 .21	0 .34	(0 .15)	0 .09	0 .04	(0 .18)	0 .07	0 .04	(0 .21)	0 .08

0.10	0 .00	0 .23	0 .10	(0 .01)	0 .29	0 .54	0 .14	0 .44	0 .09	(0 .03)	0 .16	0 .06	(0 .09)	0 .04

(0.07)	(0 .17)	(0 .17)	(0 .07)	(0 .16)	(0 .24)	(0 .29)	(0 .36)	(0 .39)	(0 .06)	(0 .15)	(0 .11)	(0 .03)	(0 .09)	(0 .02)
-	-	-	-	-	-	-	-	-	-	-	-	-	-	-

(0.07)	(0 .17)	(0 .17)	(0 .07)	(0 .16)	(0 .24)	(0 .29)	(0 .36)	(0 .39)	(0 .06)	(0 .15)	(0 .11)	(0 .03)	(0 .09)	(0 .02)

$8.76	$8 .73	$8 .90	$8 .75	$8 .72	$8 .89	$8 .84	$8 .59	$8 .81	$8 .74	$8 .71	$8 .89	$8 .75	$8 .72	$8 .90

1.19%C	0 .04%	2.55%C	1 .11%C	(0.12)%	3 .33%	6 .34%	1.54%	5 .08%	1.08%C	(0 .33)%	1.78%C	0 .71%C	(1 .00)%	0 .48%C

$250	$344	$51	$18,734	$24,557	$23,175	$30,402	$7,733	$2,976	$4,171	$3,428	$44	$390	$371	$1

1.31%	1 .43%	0.65%D	0 .86%	0 .90%	0 .86%	0 .85%	0.88%	0.98%	1 .09%	1 .38%	1.02%D	2 .00%	2 .47%	2 .28%D
0.63%	0.60%	0.64%D	0 .79%	0 .78%	0 .67%	0 .54%	0.85%	0.87%	0.85%	0 .84%	0.81%D	1 .59%	1 .55%	1.60%D
0.65%	0 .57%	1.45%D	1 .09%	1 .18%	1 .75%	1 .89%	3.16%	3.81%	0 .86%	0 .49%	0.49%D	(0.05)%	(0.43)%	(3.57)%D
1.33%	1 .40%	1.47%D	1 .16%	1 .30%	1 .94%	2 .20%	3.19%	3.91%	1 .10%	1 .03%	0.69%D	0 .37%	0 .49%	(2.88)%D
11%C	65%	60%E	11%C	65%	60%	140%	21%	40%	11%C	65%	60%E	11%C	65%	60%E

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To obtain more information about the Fund:

By E-mail: american_beacon.funds@ambeacon.com	On the Internet: Visit our website at www.americanbeaconfunds.com

By Telephone:	By Mail:
Institutional Class	American Beacon Funds
Call (800) 658-5811	P.O. Box 219643
AMR ClassSM	Kansas City, MO 64121-9643
Call (800) 345-2345
Investor Class® Class
Call (800) 388-3344

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090. A complete schedule of the Fund’s portfolio holdings is also available on the Funds’ website (www.americanbeaconfunds.com) approximately twenty days after the end of each month.

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website (www.americanbeaconfunds.com) and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967- 9009.

Fund Service Providers:

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon High Yield Bond Fund, American Beacon Retirement Income and Appreciation Fund, American Beacon Intermediate Bond Fund and American Beacon Short-Term Bond Fund are service marks of American Beacon Advisors, Inc.

SAR 04/12

ITEM 2. CODE OF ETHICS.

The Trust did not amend the code of ethics that applies to its principal executive and financial officers (the “Code”) nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder reports presented in Item 1.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule

30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By /s/ Gene L. Needles, Jr.

Gene L. Needles, Jr.
President
American Beacon Funds
Date: July 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gene L. Needles, Jr.

Gene L. Needles, Jr.
President
American Beacon Funds
Date: July 6, 2012

By /s/ Melinda G. Heika

Melinda G. Heika
Treasurer
American Beacon Funds

Date: July 6, 2012